UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21732

Mercer Funds

(Exact Name of Registrant as Specified in Charter)

99 High Street

Boston, MA 02110

(Address of Principal Executive Offices)(Zip Code)

Colin J. Dean, Esq.

Mercer Investment Management, Inc.

99 High Street

Boston, MA 02110

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: (617) 747-9500

Date of Fiscal Year End: March 31, 2020

Date of Reporting Period: September 30, 2019

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Mercer FundsTM

Semi-Annual Report

Mercer US Large Cap Equity Fund

Mercer US Small/Mid Cap Equity Fund

Mercer Non-US Core Equity Fund

Mercer Core Fixed Income Fund

Mercer Opportunistic Fixed Income Fund

Mercer Emerging Markets Equity Fund

Mercer Global Low Volatility Equity Fund

This report has been prepared for Mercer Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Mercer Funds prospectus. The prospectus contains more complete information about the Funds’ investment objectives, risks, and expenses. Investors are reminded to read the prospectus carefully before investing.

Beginning on July 31, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary, such as a broker-dealer or bank if you hold your shares through such an institution. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund or your financial intermediary electronically by calling 1-888-887-0619 if you hold your shares directly with the Mercer Funds, or, if you hold your shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper copies free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling 1-888-887-0619 if you hold your shares directly with the Mercer Funds, or, if you hold your shares through a financial intermediary, by contacting your financial intermediary. Your election to receive reports in paper copies will apply to all Funds held with the Mercer Funds or through your financial intermediary, as applicable.

September 30, 2019

MERCER FUNDS

Mercer US Large Cap Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 93.7%

	Aerospace & Defense — 3.0%
15,791	Airbus SE, ADR	512,734
11,621	Arconic, Inc.	302,146
4,765	Boeing Co. (The)	1,812,940
6,900	Northrop Grumman Corp.	2,586,051
13,100	Raytheon Co.	2,570,089
30,927	Safran SA, ADR	1,214,967
19,223	Spirit AeroSystems Holdings, Inc. Class A	1,580,899

		10,579,826

	Agriculture — 0.9%
12,203	Altria Group, Inc.	499,103
62,500	Archer-Daniels-Midland Co.	2,566,875

		3,065,978

	Airlines — 0.9%
47,170	American Airlines Group, Inc.	1,272,175
17,970	Delta Air Lines, Inc.	1,035,072
8,644	United Airlines Holdings, Inc.*	764,216

		3,071,463

	Apparel — 1.7%
4,544	adidas AG, ADR	707,501
19,691	Kering SA, ADR	1,002,272
47,406	NIKE, Inc. Class B	4,452,371

		6,162,144

	Auto Manufacturers — 0.6%
42,603	General Motors Co.	1,596,760
2,900	Tesla, Inc.* ‡	698,523

		2,295,283

	Auto Parts & Equipment — 0.2%
16,600	Magna International, Inc. Class A	885,278

	Banks — 5.7%
153,700	Banco Santander SA, ADR‡	617,874
78,689	Bank of America Corp.	2,295,358
57,500	Bank of New York Mellon Corp. (The)	2,599,575
48,200	BB&T Corp.	2,572,434
73,185	Citigroup, Inc.	5,055,620
13,410	Comerica, Inc.	884,926
37,183	Fifth Third Bancorp	1,018,071
17,670	JPMorgan Chase & Co.	2,079,582
74,694	Regions Financial Corp.	1,181,659
37,852	Wells Fargo & Co.	1,909,255

		20,214,354

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Beverages — 0.7%
4,662	Constellation Brands, Inc. Class A	966,339
24,900	Molson Coors Brewing Co. Class B	1,431,750

		2,398,089

	Biotechnology — 2.3%
13,231	Amgen, Inc.	2,560,331
6,854	BioMarin Pharmaceutical, Inc.*	461,960
5,758	Exact Sciences Corp.* ‡	520,350
8,400	Gilead Sciences, Inc.	532,392
3,630	Guardant Health, Inc.*	231,703
4,298	Illumina, Inc.*	1,307,538
4,800	Regeneron Pharmaceuticals, Inc.*	1,331,520
2,855	Sage Therapeutics, Inc.* ‡	400,528
4,858	Vertex Pharmaceuticals, Inc.*	823,042

		8,169,364

	Building Materials — 0.1%
4,079	Johnson Controls International Plc	179,027

	Chemicals — 1.9%
10,685	Celanese Corp.	1,306,669
9,919	CF Industries Holdings, Inc.	488,015
20,273	CORTEVA, Inc.*	567,644
4,973	DOW, Inc.*	236,963
41,673	DuPont de Nemours, Inc.	2,971,702
10,600	Eastman Chemical Co.	782,598
24,000	Huntsman Corp.	558,240

		6,911,831

	Commercial Services — 2.8%
13,928	Automatic Data Processing, Inc.	2,248,258
3,592	FleetCor Technologies, Inc.*	1,030,114
14,900	Gartner, Inc.*	2,130,551
31,189	PayPal Holdings, Inc.*	3,230,868
3,643	S&P Global, Inc.	892,462
6,928	Square, Inc. Class A* ‡	429,190

		9,961,443

	Computers — 1.6%
17,100	Accenture Plc Class A	3,289,185
10,651	Apple, Inc.	2,385,504

		5,674,689

	Cosmetics & Personal Care — 0.3%
5,232	Estee Lauder Cos., Inc. (The) Class A	1,040,906

	Diversified Financial Services — 6.8%
16,200	AerCap Holdings NV*	886,950

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Diversified Financial Services — continued
52,675	Ally Financial, Inc.	1,746,703
22,449	Ameriprise Financial, Inc.	3,302,248
6,675	Discover Financial Services	541,276
12,900	E*TRADE Financial Corp.	563,601
41,796	Franklin Resources, Inc.‡	1,206,233
24,409	Mastercard, Inc. Class A	6,628,752
45,700	SLM Corp.	403,302
16,777	Synchrony Financial	571,928
42,695	Visa, Inc. Class A	7,343,967
48,458	Western Union Co. (The)‡	1,122,772

		24,317,732

	Electric — 0.7%
33,900	Edison International	2,556,738

	Electronics — 0.2%
3,396	Waters Corp.*	758,089

	Environmental Control — 0.7%
21,600	Waste Management, Inc.	2,484,000

	Food — 3.3%
99,339	Conagra Brands, Inc.	3,047,721
9,100	Ingredion, Inc.	743,834
62,527	Kroger Co. (The)	1,611,946
46,200	Mondelez International, Inc. Class A	2,555,784
22,200	Nestle SA, ADR	2,406,480
14,000	Tyson Foods, Inc. Class A	1,205,960

		11,571,725

	Health Care - Products — 2.2%
31,300	Abbott Laboratories	2,618,871
7,600	Align Technology, Inc.*	1,374,992
5,354	Danaher Corp.	773,278
3,457	Edwards Lifesciences Corp.*	760,229
1,775	Intuitive Surgical, Inc.*	958,376
4,900	Medtronic Plc	532,238
5,200	Zimmer Biomet Holdings, Inc.	713,804

		7,731,788

	Health Care - Services — 0.0%
3,043	DaVita, Inc.*	173,664

	Home Builders — 0.5%
16,100	D.R. Horton, Inc.	848,631
24,900	PulteGroup, Inc.	910,095

		1,758,726

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Home Furnishings — 0.1%
2,750	Whirlpool Corp.	435,490

	Insurance — 3.3%
23,800	Allstate Corp. (The)	2,586,584
45,900	American International Group, Inc.	2,556,630
9,416	Berkshire Hathaway, Inc. Class B*	1,958,716
2,906	Lincoln National Corp.	175,290
68,665	MetLife, Inc.	3,238,242
25,228	Voya Financial, Inc.	1,373,412

		11,888,874

	Internet — 9.1%
10,668	Alibaba Group Holding, Ltd., ADR*	1,784,010
2,789	Alphabet, Inc. Class A*	3,405,760
5,421	Alphabet, Inc. Class C*	6,608,199
2,318	Amazon.com, Inc.*	4,023,839
730	Booking Holdings, Inc.*	1,432,705
68,524	eBay, Inc.	2,671,066
49,542	Facebook, Inc. Class A*	8,822,439
6,163	Netflix, Inc.*	1,649,342
1,282	Shopify, Inc. Class A*	399,548
29,728	Tencent Holdings, Ltd., ADR‡	1,237,577
6,358	Uber Technologies, Inc.* ‡	193,728

		32,228,213

	Leisure Time — 0.2%
10,400	Norwegian Cruise Line Holdings, Ltd.*	538,408

	Lodging — 0.3%
9,751	Marriott International, Inc. Class A	1,212,732

	Machinery - Construction & Mining — 0.1%
2,100	Caterpillar, Inc.	265,251

	Machinery - Diversified — 0.6%
6,933	Dover Corp.	690,250
7,685	Rockwell Automation, Inc.	1,266,488

		1,956,738

	Media — 0.7%
20,893	Altice USA, Inc. Class A*	599,211
1,221	Charter Communications, Inc. Class A*	503,199
11,517	Walt Disney Co. (The)	1,500,895

		2,603,305

	Mining — 0.4%
35,400	Freeport-McMoRan, Inc.	338,778
32,800	Newmont Goldcorp Corp.	1,243,776

		1,582,554

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Miscellaneous - Manufacturing — 0.3%
20,604	Textron, Inc.	1,008,772

	Oil & Gas — 5.2%
57,628	BP Plc, ADR	2,189,288
6,263	Cabot Oil & Gas Corp.	110,041
78,900	Canadian Natural Resources, Ltd.	2,101,107
10,600	Chevron Corp.	1,257,160
58,900	ConocoPhillips	3,356,122
23,723	Devon Energy Corp.	570,775
8,704	Hess Corp.	526,418
4,208	HollyFrontier Corp.	225,717
205,400	Marathon Oil Corp.	2,520,258
8,577	Marathon Petroleum Corp.	521,053
57,100	Occidental Petroleum Corp.	2,539,237
17,154	Phillips 66	1,756,569
14,800	Royal Dutch Shell Plc Class B, ADR	886,520

		18,560,265

	Oil & Gas Services — 1.5%
194,100	Halliburton Co.	3,658,785
45,800	Schlumberger, Ltd.	1,564,986

		5,223,771

	Packaging & Containers — 0.4%
19,100	Crown Holdings, Inc.*	1,261,746

	Pharmaceuticals — 8.6%
14,394	AbbVie, Inc.	1,089,914
36,129	AstraZeneca Plc, ADR	1,610,269
11,900	Bristol-Myers Squibb Co.	603,449
95,352	Cardinal Health, Inc.	4,499,661
17,200	Cigna Corp.*	2,610,788
60,200	CVS Health Corp.	3,796,814
4,051	DexCom, Inc.*	604,571
7,877	Eli Lilly & Co.	880,885
16,200	Horizon Therapeutics Plc*	441,126
4,300	Jazz Pharmaceuticals Plc*	551,002
26,000	Johnson & Johnson	3,363,880
1,565	McKesson Corp.	213,873
29,900	Merck & Co., Inc.	2,516,982
19,300	Mylan NV*	381,754
97,300	Pfizer, Inc.	3,495,989
30,700	Zoetis, Inc.	3,824,913

		30,485,870

	REITS — 1.9%
2,550	American Tower Corp. REIT	563,881
121,500	Annaly Capital Management, Inc. REIT	1,069,200
1,282	Boston Properties, Inc. REIT	166,224

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	REITS — continued
5,908	Crown Castle International Corp. REIT	821,271
30,100	Equity Residential REIT	2,596,426
14,600	Gaming and Leisure Properties, Inc. REIT	558,304
5,173	Regency Centers Corp. REIT	359,472
41,200	Two Harbors Investment Corp. REIT‡	540,956

		6,675,734

	Retail — 6.5%
429	AutoZone, Inc.*	465,302
19,656	Best Buy Co., Inc.	1,356,067
925	Chipotle Mexican Grill, Inc. Class A*	777,435
5,185	Costco Wholesale Corp.	1,493,850
18,469	Dollar General Corp.	2,935,463
22,500	Dollar Tree, Inc.*	2,568,600
3,363	Home Depot, Inc. (The)	780,283
23,600	Lowe’s Cos., Inc.	2,595,056
6,109	Lululemon Athletica, Inc.*	1,176,166
6,449	O’Reilly Automotive, Inc.*	2,569,991
34,018	Starbucks Corp.	3,007,872
18,893	Walgreens Boots Alliance, Inc.	1,044,972
21,547	Yum! Brands, Inc.	2,444,076

		23,215,133

	Semiconductors — 3.7%
9,400	Broadcom, Inc.	2,595,058
50,400	Intel Corp.	2,597,112
5,500	IPG Photonics Corp.*	745,800
1,299	Lam Research Corp.	300,212
48,900	Marvell Technology Group, Ltd.	1,221,033
11,572	NVIDIA Corp.	2,014,338
14,466	NXP Semiconductors NV	1,578,530
26,768	QUALCOMM, Inc.	2,041,863

		13,093,946

	Shipbuilding — 0.2%
2,653	Huntington Ingalls Industries, Inc.	561,879

	Software — 8.4%
20,565	Adobe, Inc.*	5,681,081
13,731	Citrix Systems, Inc.	1,325,316
72,010	Microsoft Corp.	10,011,550
6,192	MSCI, Inc. Class A	1,348,308
97,972	Oracle Corp.	5,391,399
17,785	salesforce.com, Inc.*	2,640,005
3,926	SAP SE, ADR	462,758
3,570	ServiceNow, Inc.*	906,245
6,074	Splunk, Inc.*	715,882
2,896	Twilio, Inc. Class A* ‡	318,444

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares		Description	Value ($)

		Software — continued
6,812		Workday, Inc. Class A*	1,157,768

			29,958,756

		Telecommunications — 3.8%
132,500		AT&T, Inc.	5,013,800
92,325		Cisco Systems, Inc.	4,561,778
22,698		Corning, Inc.	647,347
36,223		Juniper Networks, Inc.	896,519
42,400		Verizon Communications, Inc.	2,559,264

			13,678,708

		Textiles — 0.3%
7,900		Mohawk Industries, Inc.*	980,153

		Transportation — 1.0%
14,918		CSX Corp.	1,033,370
15,475		Union Pacific Corp.	2,506,640

			3,540,010

		TOTAL COMMON STOCKS (COST $313,449,922)	332,918,445

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 0.8%

		Mutual Fund - Securities Lending Collateral — 0.6%
2,154,542		State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.88%## **	2,154,542

		U.S. Government and Agency Obligations — 0.2%
750,000		United States Treasury Bill, 1.81%, due 03/05/20*** ‡‡	744,223

		TOTAL SHORT-TERM INVESTMENTS (COST $2,898,594)	2,898,765

		TOTAL INVESTMENTS — 94.5% (Cost $316,348,516)	335,817,210

		Other Assets and Liabilities (net) — 5.5%	19,630,416

		NET ASSETS — 100.0%	$355,447,626

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	##	The rate disclosed is the 7 day net yield as of September 30, 2019.

	*	Non-income producing security

	**	Represents an investment of securities lending cash collateral.

	***	All or a portion of this security is pledged for open futures collateral.

	‡	All or a portion of this security is out on loan.

	‡‡	Interest rate presented is yield to maturity.

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
111	S&P 500 E-mini Index	Dec 2019	$16,530,675	$(162,471)
7	S&P Mid 400 E-mini Index	Dec 2019	1,356,600	(20,058)

				$(182,529)

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	93.7
Futures Contracts	(0.1)
Short-Term Investments	0.8
Other Assets and Liabilities (net)	5.6

100.0%

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.6%

	Advertising — 0.1%
33,560	Interpublic Group of Cos., Inc. (The)	723,554

	Aerospace & Defense — 1.1%
14,800	HEICO Corp.	1,848,224
34,100	Spirit AeroSystems Holdings, Inc. Class A	2,804,384
11,875	Teledyne Technologies, Inc.*	3,823,631

		8,476,239

	Airlines — 0.7%
22,100	Alaska Air Group, Inc.	1,434,511
43,700	Hawaiian Holdings, Inc.	1,147,562
111,000	JetBlue Airways Corp.*	1,859,250
22,800	SkyWest, Inc.	1,308,720

		5,750,043

	Apparel — 0.7%
22,200	Capri Holdings, Ltd.*	736,152
27,978	Carter’s, Inc.	2,551,873
15,477	Columbia Sportswear Co.	1,499,567
8,590	PVH Corp.	757,896
9,765	Under Armour, Inc. Class A* ‡	194,714

		5,740,202

	Auto Manufacturers — 0.2%
93,900	Wabash National Corp.	1,362,489

	Auto Parts & Equipment — 1.4%
51,600	Allison Transmission Holdings, Inc.	2,427,780
64,700	American Axle & Manufacturing Holdings, Inc.*	531,834
42,700	BorgWarner, Inc.	1,566,236
8,800	Cooper-Standard Holdings, Inc.*	359,744
26,423	Dorman Products, Inc.*	2,101,685
61,600	Goodyear Tire & Rubber Co. (The)	887,348
6,800	Lear Corp.	801,720
69,110	Meritor, Inc.*	1,278,535
27,700	Tenneco, Inc. Class A‡	346,804
6,236	WABCO Holdings, Inc.*	834,065

		11,135,751

	Banks — 4.8%
57,351	Associated Banc-Corp.	1,161,358
41,973	Atlantic Union Bankshares Corp.	1,563,284
52,700	BankUnited, Inc.	1,771,774
40,300	CIT Group, Inc.	1,825,993
29,100	Comerica, Inc.	1,920,309
145,700	First Horizon National Corp.	2,360,340
35,430	Glacier Bancorp, Inc.	1,433,498

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Banks — continued
48,700	Hanmi Financial Corp.	914,586
91,700	Hope Bancorp, Inc.	1,314,978
36,379	Pinnacle Financial Partners, Inc.	2,064,508
21,100	Popular, Inc.	1,141,088
18,000	Preferred Bank/Los Angeles CA	942,840
154,500	Regions Financial Corp.	2,444,190
17,473	Signature Bank/New York NY	2,083,131
99,149	TCF Financial Corp.	3,774,603
69,262	Webster Financial Corp.	3,246,310
86,973	Western Alliance Bancorp	4,007,716
62,700	Zions Bancorp NA	2,791,404

		36,761,910

	Biotechnology — 2.8%
48,420	Acceleron Pharma, Inc.* ‡	1,913,074
20,280	Alnylam Pharmaceuticals, Inc.* ‡	1,630,918
6,983	Argenx SE, ADR* ‡	795,783
17,726	Bio-Rad Laboratories, Inc. Class A*	5,898,149
44,524	Blueprint Medicines Corp.*	3,271,178
58,100	Innoviva, Inc.*	612,374
108,550	Medicines Co. (The)* ‡	5,427,500
56,670	Rocket Pharmaceuticals, Inc.* ‡	660,205
10,640	Sage Therapeutics, Inc.* ‡	1,492,686

		21,701,867

	Building Materials — 1.4%
23,800	Apogee Enterprises, Inc.	927,962
13,717	Armstrong World Industries, Inc.	1,326,434
17,891	Eagle Materials, Inc.	1,610,369
19,513	Gibraltar Industries, Inc.*	896,427
26,500	Owens Corning	1,674,800
71,413	Summit Materials, Inc. Class A* ‡	1,585,369
34,480	Trex Co., Inc.*	3,135,266

		11,156,627

	Chemicals — 2.4%
23,000	Cabot Corp.	1,042,360
13,100	Celanese Corp.	1,601,999
46,300	Chemours Co. (The)	691,722
26,400	Eastman Chemical Co.	1,949,112
20,742	FMC Corp.	1,818,659
113,700	Huntsman Corp.	2,644,662
90,250	Orion Engineered Carbons SA	1,508,077
13,180	Quaker Chemical Corp.	2,084,285
1,640	Rogers Corp.*	224,204
46,596	RPM International, Inc.	3,206,271
32,180	W.R. Grace & Co.	2,148,337

		18,919,688

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Coal — 0.1%
8,600	Arch Coal, Inc. Class A‡	638,120

	Commercial Services — 7.3%
23,594	Aaron’s, Inc.	1,516,150
77,796	Booz Allen Hamilton Holding Corp. Class A	5,525,072
13,278	Bright Horizons Family Solutions, Inc.*	2,024,895
3,632	CoStar Group, Inc.*	2,154,502
49,469	Evo Payments, Inc. Class A* ‡	1,391,068
21,849	Gartner, Inc.*	3,124,189
13,188	Global Payments, Inc.	2,096,960
46,590	Grand Canyon Education, Inc.*	4,575,138
72,053	Harsco Corp.*	1,366,125
23,669	HMS Holdings Corp.*	815,752
89,615	Laureate Education, Inc. Class A*	1,485,369
29,000	ManpowerGroup, Inc.	2,442,960
14,215	MarketAxess Holdings, Inc.	4,655,413
9,713	Morningstar, Inc.	1,419,458
81,238	Nielsen Holdings Plc	1,726,308
18,454	Paylocity Holding Corp.*	1,800,741
32,850	Resources Connection, Inc.	558,122
93,090	Ritchie Bros Auctioneers, Inc.	3,714,291
148,130	Sabre Corp.	3,317,371
48,977	TransUnion	3,972,524
22,323	TriNet Group, Inc.*	1,388,267
21,839	Viad Corp.	1,466,489
19,639	WEX, Inc.*	3,968,453

		56,505,617

	Computers — 2.6%
18,000	Amdocs, Ltd.	1,189,980
144,680	Conduent, Inc.*	899,910
15,377	Cubic Corp.	1,083,002
20,460	EPAM Systems, Inc.*	3,730,267
31,160	Fortinet, Inc.*	2,391,842
28,200	Lumentum Holdings, Inc.* ‡	1,510,392
104,500	NCR Corp.* ‡	3,298,020
102,020	Pure Storage, Inc. Class A*	1,728,219
38,929	Rapid7, Inc.*	1,766,987
42,200	Seagate Technology Plc	2,269,938

		19,868,557

	Distribution & Wholesale — 1.8%
18,281	Anixter International, Inc.*	1,263,583
120,980	LKQ Corp.*	3,804,821
17,336	Pool Corp.	3,496,671
92,224	Resideo Technologies, Inc.*	1,323,414
25,400	ScanSource, Inc.*	775,970
20,821	SiteOne Landscape Supply, Inc.* ‡	1,541,171

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Distribution & Wholesale — continued
45,800	Triton International, Ltd.	1,549,872

		13,755,502

	Diversified Financial Services — 2.1%
7,175	Alliance Data Systems Corp.	919,333
78,600	Ally Financial, Inc.	2,606,376
57,264	Ares Management Corp. Class A	1,535,248
23,901	Artisan Partners Asset Management, Inc. Class A	674,964
30,700	Deluxe Corp.	1,509,212
18,000	Federal Agricultural Mortgage Corp. Class C	1,469,880
23,000	Lazard, Ltd. Class A	805,000
39,200	Legg Mason, Inc.	1,497,048
28,690	LPL Financial Holdings, Inc.	2,349,711
96,000	Navient Corp.	1,228,800
73,600	Western Union Co. (The)‡	1,705,312

		16,300,884

	Electric — 0.8%
37,100	AES Corp.	606,214
40,634	OGE Energy Corp.	1,843,971
34,756	Portland General Electric Co.	1,959,196
59,200	Vistra Energy Corp.	1,582,416

		5,991,797

	Electrical Components & Equipment — 0.4%
8,927	Acuity Brands, Inc.	1,203,270
25,073	Generac Holdings, Inc.*	1,964,219

		3,167,489

	Electronics — 3.3%
21,449	Advanced Energy Industries, Inc.*	1,231,387
15,200	Arrow Electronics, Inc.*	1,133,616
57,068	Atkore International Group, Inc.*	1,732,014
22,700	Avnet, Inc.	1,009,809
10,910	Coherent, Inc.*	1,677,085
29,197	FLIR Systems, Inc.	1,535,470
57,900	Jabil, Inc.	2,071,083
2,667	Mettler-Toledo International, Inc.*	1,878,635
51,445	nVent Electric Plc	1,133,848
43,100	Sanmina Corp.*	1,383,941
7,906	SYNNEX Corp.	892,587
19,590	Tech Data Corp.*	2,042,062
38,597	Trimble, Inc.*	1,497,950
68,200	TTM Technologies, Inc.*	831,699
117,800	Vishay Intertechnology, Inc.	1,994,354
34,273	Woodward, Inc.	3,695,658

		25,741,198

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Engineering & Construction — 1.3%
1,063	Arcosa, Inc.	36,365
48,720	Argan, Inc.	1,914,209
42,912	Comfort Systems USA, Inc.	1,897,998
51,021	Exponent, Inc.	3,566,368
27,500	TopBuild Corp.*	2,651,825

		10,066,765

	Entertainment — 1.2%
49,760	Eldorado Resorts, Inc.* ‡	1,983,931
32,557	Live Nation Entertainment, Inc.*	2,159,832
7,868	Madison Square Garden Co. (The) Class A*	2,073,375
15,010	Vail Resorts, Inc.	3,415,676

		9,632,814

	Food — 2.1%
303,800	Hostess Brands, Inc. Class A*	4,248,643
64,509	Ingles Markets, Inc. Class A	2,506,820
13,200	Ingredion, Inc.	1,078,968
12,460	JM Smucker Co. (The)	1,370,849
70,702	Nomad Foods, Ltd.*	1,449,391
47,890	Performance Food Group Co.*	2,203,419
38,900	Pilgrim’s Pride Corp.*	1,246,550
29,600	SpartanNash Co.	350,168
50,264	Sprouts Farmers Market, Inc.*	972,106
11,000	Weis Markets, Inc.	419,540

		15,846,454

	Food Service — 0.1%
25,931	Aramark	1,130,073

	Forest Products & Paper — 0.2%
35,400	Schweitzer-Mauduit International, Inc.	1,325,376

	Gas — 0.3%
48,700	National Fuel Gas Co.	2,285,004

	Hand & Machine Tools — 0.9%
59,010	Colfax Corp.* ‡	1,714,831
23,290	Lincoln Electric Holdings, Inc.	2,020,640
24,900	Regal Beloit Corp.	1,813,965
7,100	Snap-on, Inc.‡	1,111,434

		6,660,870

	Health Care - Products — 2.8%
22,845	Globus Medical, Inc. Class A*	1,167,836
17,670	Haemonetics Corp.*	2,228,894
10,200	ICU Medical, Inc.*	1,627,920
23,678	Insulet Corp.*	3,905,213

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Health Care - Products — continued
63,100	Lantheus Holdings, Inc.*	1,581,601
25,230	Patterson Cos., Inc.‡	449,599
5,823	Penumbra, Inc.* ‡	783,135
35,298	STERIS Plc	5,100,208
34,193	West Pharmaceutical Services, Inc.	4,849,251

		21,693,657

	Health Care - Services — 2.2%
42,717	Acadia Healthcare Co., Inc.* ‡	1,327,644
72,086	Catalent, Inc.*	3,435,619
22,454	Charles River Laboratories International, Inc.*	2,972,236
12,247	ICON Plc, ADR*	1,804,473
14,368	LHC Group, Inc.*	1,631,630
20,900	MEDNAX, Inc.*	472,758
28,240	Quest Diagnostics, Inc.	3,022,527
10,220	Universal Health Services, Inc. Class B	1,520,225
3,309	WellCare Health Plans, Inc.*	857,594

		17,044,706

	Home Builders — 1.1%
12,565	Cavco Industries, Inc.*	2,413,611
53,136	MDC Holdings, Inc.	2,290,161
53,000	PulteGroup, Inc.	1,937,150
13,200	Thor Industries, Inc.	747,648
60,900	TRI Pointe Group, Inc.*	915,936

		8,304,506

	Home Furnishings — 0.3%
41,100	Ethan Allen Interiors, Inc.	785,010
9,500	Whirlpool Corp.	1,504,420

		2,289,430

	Housewares — 0.4%
40,300	Toro Co. (The)	2,953,990

	Insurance — 5.4%
37,305	Arthur J. Gallagher & Co.	3,341,409
51,900	Assured Guaranty, Ltd.	2,307,474
30,355	Axis Capital Holdings, Ltd.	2,025,286
134,700	CNO Financial Group, Inc.	2,132,301
85,454	Essent Group, Ltd.	4,073,592
12,400	Everest Re Group, Ltd.	3,299,516
191,150	FGL Holdings	1,525,377
43,139	Fidelity National Financial, Inc.	1,915,803
116,380	Genworth Financial, Inc. Class A*	512,072
8,400	HCI Group, Inc.	353,136
42,700	Heritage Insurance Holdings, Inc.	638,365
37,204	James River Group Holdings, Ltd.	1,906,333

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Insurance — continued
18,099	Kemper Corp.	1,410,817
11,382	Kinsale Capital Group, Inc.	1,175,874
42,000	Lincoln National Corp.	2,533,440
106,700	MGIC Investment Corp.	1,342,286
17,800	Reinsurance Group of America, Inc. Class A	2,845,864
53,800	Universal Insurance Holdings, Inc.	1,613,462
86,900	Unum Group	2,582,668
19,300	Voya Financial, Inc.	1,050,692
3,027	White Mountains Insurance Group, Ltd.	3,269,160

		41,854,927

	Internet — 1.0%
64,160	8x8, Inc.*	1,329,395
25,407	Cogent Communications Holdings, Inc.	1,399,926
18,606	Expedia Group, Inc.	2,500,833
5,000	F5 Networks, Inc.*	702,100
21,731	TripAdvisor, Inc.*	840,555
17,991	Zendesk, Inc.*	1,311,184

		8,083,993

	Investment Companies — 0.7%
95,000	Ares Capital Corp.	1,770,325
59,200	New Mountain Finance Corp.‡	806,896
416,398	Oaktree Specialty Lending Corp.	2,156,942
105,900	Prospect Capital Corp.‡	697,881

		5,432,044

	Iron & Steel — 0.5%
28,733	Allegheny Technologies, Inc.*	581,843
129,400	Cleveland-Cliffs, Inc.‡	934,268
14,000	Reliance Steel & Aluminum Co.	1,395,240
26,500	Steel Dynamics, Inc.	789,700
40,300	United States Steel Corp.‡	465,465

		4,166,516

	Leisure Time — 0.9%
19,100	Brunswick Corp.	995,492
36,900	Harley-Davidson, Inc.‡	1,327,293
22,800	Norwegian Cruise Line Holdings, Ltd.*	1,180,356
22,225	Planet Fitness, Inc. Class A*	1,286,161
21,038	Polaris, Inc.	1,851,554

		6,640,856

	Lodging — 0.5%
180,230	Extended Stay America, Inc.	2,638,567
23,300	Wyndham Destinations, Inc.	1,072,266

		3,710,833

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Machinery - Construction & Mining — 0.3%
26,400	Oshkosh Corp.	2,001,120

	Machinery - Diversified — 2.8%
22,900	AGCO Corp.	1,733,530
18,699	Albany International Corp. Class A	1,685,902
53,600	Briggs & Stratton Corp.	324,816
33,735	Cactus, Inc. Class A*	976,291
49,932	Cognex Corp.	2,453,159
32,720	Flowserve Corp.	1,528,351
130,999	Gardner Denver Holdings, Inc.*	3,705,962
34,393	Graco, Inc.	1,583,454
129,079	GrafTech International, Ltd.‡	1,652,211
13,910	Middleby Corp. (The)*	1,626,079
15,849	Nordson Corp.	2,318,075
24,618	Wabtec Corp.‡	1,769,049

		21,356,879

	Media — 1.8%
22,900	AMC Networks, Inc. Class A* ‡	1,125,764
109,860	Discovery, Inc. Class C*	2,704,753
137,100	Entercom Communications Corp. Class A‡	457,914
36,200	Liberty Broadband Corp. Class C*	3,789,054
63,470	Liberty Latin America, Ltd. Class A*	1,083,433
112,066	Liberty Latin America, Ltd. Class C*	1,915,768
93,170	MSG Networks, Inc. Class A* ‡	1,511,217
67,300	TEGNA, Inc.	1,045,169
9,310	World Wrestling Entertainment, Inc. Class A‡	662,407

		14,295,479

	Metal Fabricate & Hardware — 0.5%
25,161	Helios Technologies, Inc.	1,020,782
18,306	RBC Bearings, Inc.*	3,037,148

		4,057,930

	Miscellaneous - Manufacturing — 1.2%
11,728	AptarGroup, Inc.	1,389,182
51,357	Hexcel Corp.	4,217,950
40,700	Textron, Inc.	1,992,672
35,700	Trinseo SA	1,533,315

		9,133,119

	Multi-National — 0.1%
33,800	Banco Latinoamericano de Comercio Exterior SA Class E	673,972

	Office & Business Equipment — 0.5%
93,800	Pitney Bowes, Inc.‡	428,666
18,126	Zebra Technologies Corp. Class A*	3,740,663

		4,169,329

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Office Furnishings — 0.1%
38,000	Knoll, Inc.	963,300

	Oil & Gas — 2.6%
62,900	Carrizo Oil & Gas, Inc.* ‡	539,997
27,900	Delek US Holdings, Inc.	1,012,770
35,309	Diamondback Energy, Inc.	3,174,632
117,600	Gulfport Energy Corp.*	318,696
46,400	HollyFrontier Corp.	2,488,896
37,300	Laredo Petroleum, Inc.*	89,893
75,493	Matador Resources Co.* ‡	1,247,899
19,890	Murphy USA, Inc.*	1,696,617
108,707	Parsley Energy, Inc. Class A	1,826,278
170,110	PBF Energy, Inc. Class A	4,625,291
190,000	Southwestern Energy Co.* ‡	366,700
134,000	SRC Energy, Inc.*	624,440
165,366	W&T Offshore, Inc.*	722,649
102,250	WPX Energy, Inc.*	1,082,827

		19,817,585

	Oil & Gas Services — 0.1%
10,985	Dril-Quip, Inc.* ‡	551,227
68,800	McDermott International, Inc.* ‡	138,976

		690,203

	Packaging & Containers — 0.7%
33,785	Berry Global Group, Inc.*	1,326,737
74,600	Owens-Illinois, Inc.	766,142
16,400	Packaging Corp. of America	1,740,040
47,900	Westrock Co.	1,745,955

		5,578,874

	Pharmaceuticals — 2.7%
10,184	Ascendis Pharma AS, ADR*	980,923
17,700	DexCom, Inc.*	2,641,548
39,583	Horizon Therapeutics Plc*	1,077,845
28,687	Jazz Pharmaceuticals Plc*	3,675,952
50,275	Lannett Co., Inc.* ‡	563,080
36,800	Mallinckrodt Plc* ‡	88,688
34,582	Neurocrine Biosciences, Inc.*	3,116,184
53,800	Owens & Minor, Inc.‡	312,578
14,878	PRA Health Sciences, Inc.*	1,476,344
169,466	Premier, Inc. Class A*	4,900,957
22,895	Sarepta Therapeutics, Inc.* ‡	1,724,451

		20,558,550

	Private Equity — 0.2%
36,960	Apollo Global Management, Inc. Class A*	1,397,827

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Real Estate — 0.1%
84,060	Newmark Group, Inc. Class A	761,584

	REITS — 6.7%
55,363	American Campus Communities, Inc. REIT	2,661,853
253,100	Annaly Capital Management, Inc. REIT	2,227,280
80,900	Brixmor Property Group, Inc. REIT	1,641,461
163,500	Cedar Realty Trust, Inc. REIT	490,500
99,300	Chimera Investment Corp. REIT‡	1,942,308
104,500	City Office, Inc. REIT	1,503,755
43,300	CoreCivic, Inc. REIT	748,224
14,428	CoreSite Realty Corp. REIT	1,758,052
91,535	Easterly Government Properties, Inc. REIT	1,949,696
109,500	Franklin Street Properties Corp. REIT	926,370
35,400	Gaming and Leisure Properties, Inc. REIT	1,353,696
59,200	Industrial Logistics Properties Trust REIT	1,258,000
203,400	Lexington Realty Trust REIT Class B	2,084,850
42,100	Medical Properties Trust, Inc. REIT	823,476
13,348	Mid-America Apartment Communities, Inc. REIT	1,735,373
39,583	Office Properties Income Trust REIT	1,212,823
52,400	Outfront Media, Inc. REIT	1,455,672
94,256	Physicians Realty Trust REIT	1,673,044
95,600	Piedmont Office Realty Trust, Inc. REIT Class A	1,996,128
56,600	Preferred Apartment Communities, Inc. REIT Class A‡	817,870
61,020	QTS Realty Trust, Inc. REIT Class A	3,137,038
6,248	Retail Value, Inc. REIT	231,426
69,400	RLJ Lodging Trust REIT	1,179,106
52,300	Sabra Healthcare, Inc. REIT	1,200,808
139,600	Senior Housing Properties Trust REIT	1,291,998
59,600	Service Properties Trust REIT	1,537,084
81,300	SITE Centers Corp. REIT	1,228,443
214,434	Summit Hotel Properties, Inc. REIT	2,487,434
38,048	Sun Communities, Inc. REIT	5,648,226
221,500	VEREIT, Inc. REIT	2,166,270
70,800	Xenia Hotels & Resorts, Inc. REIT	1,495,296

		51,863,560

	Retail — 5.6%
3,484	Advance Auto Parts, Inc.	576,254
35,400	American Eagle Outfitters, Inc.	574,188
39,282	BJ’s Restaurants, Inc.	1,525,713
135,083	BJ’s Wholesale Club Holdings, Inc.*	3,494,597
22,278	Burlington Stores, Inc.*	4,451,590
154,226	Cannae Holdings, Inc.*	4,236,588
9,516	Casey’s General Stores, Inc.	1,533,599
44,300	Dick’s Sporting Goods, Inc.‡	1,807,883
16,800	Dillard’s, Inc. Class A‡	1,110,648
51,861	Five Below, Inc.*	6,539,672
39,400	Foot Locker, Inc.	1,700,504
31,467	Freshpet, Inc.*	1,566,113

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Retail — continued
28,200	Kohl’s Corp.	1,400,412
13,896	Lithia Motors, Inc. Class A	1,839,552
24,590	MSC Industrial Direct Co., Inc. Class A	1,783,513
285,900	Office Depot, Inc.	501,754
9,820	Papa John’s International, Inc.	514,077
51,500	Sally Beauty Holdings, Inc.* ‡	766,835
13,000	Signet Jewelers, Ltd.‡	217,880
35,900	Sonic Automotive, Inc. Class A‡	1,127,619
58,158	Texas Roadhouse, Inc. Class A	3,054,458
23,900	Williams-Sonoma, Inc.‡	1,624,722
25,960	World Fuel Services Corp.	1,036,842

		42,985,013

	Savings & Loans — 0.1%
33,800	Berkshire Hills Bancorp, Inc.	990,002

	Semiconductors — 2.7%
35,300	Diodes, Inc.*	1,417,295
81,230	Entegris, Inc.	3,822,684
45,800	Kulicke & Soffa Industries, Inc.	1,075,384
12,250	MKS Instruments, Inc.	1,130,430
8,272	Monolithic Power Systems, Inc.	1,287,371
236,460	ON Semiconductor Corp.*	4,542,397
12,757	Power Integrations, Inc.	1,153,615
25,353	Semtech Corp.*	1,232,409
32,588	Silicon Laboratories, Inc.*	3,628,674
24,400	Teradyne, Inc.	1,413,004

		20,703,263

	Shipbuilding — 0.3%
10,900	Huntington Ingalls Industries, Inc.	2,308,511

	Software — 6.0%
159,500	Avaya Holdings Corp.* ‡	1,631,685
83,774	Black Knight, Inc.*	5,115,240
13,661	Broadridge Financial Solutions, Inc.	1,699,838
47,580	CDK Global, Inc.	2,288,122
38,400	Ceridian HCM Holding, Inc.* ‡	1,895,808
11,770	Coupa Software, Inc.*	1,525,039
52,700	Covetrus, Inc.* ‡	626,603
42,973	Envestnet, Inc.* ‡	2,436,569
15,016	Everbridge, Inc.* ‡	926,637
7,385	Fair Isaac Corp.*	2,241,495
48,631	Guidewire Software, Inc.* ‡	5,124,735
25,536	HubSpot, Inc.*	3,871,513
19,315	j2 Global, Inc.‡	1,754,188
10,665	Medidata Solutions, Inc.*	975,848
13,936	Pegasystems, Inc.	948,345
51,210	RealPage, Inc.*	3,219,061

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Software — continued
20,285	Splunk, Inc.*	2,390,790
47,205	SS&C Technologies Holdings, Inc.	2,434,362
14,500	Twilio, Inc. Class A* ‡	1,594,420
11,046	Tyler Technologies, Inc.*	2,899,575
58,810	Verra Mobility Corp. Class A* ‡	843,924

		46,443,797

	Technology Hardware & Equipments — 0.2%
55,500	Xerox Holdings Corp.	1,660,005

	Telecommunications — 1.3%
66,542	Ciena Corp.*	2,610,443
80,290	GCI Liberty, Inc. Class A*	4,983,600
54,600	Juniper Networks, Inc.	1,351,350
70,471	Vonage Holdings Corp.*	796,322

		9,741,715

	Textiles — 0.3%
11,094	UniFirst Corp.	2,164,661

	Transportation — 1.8%
133,641	Air Transport Services Group, Inc.*	2,809,134
31,300	Atlas Air Worldwide Holdings, Inc.*	789,699
13,549	Forward Air Corp.	863,342
26,125	J.B. Hunt Transport Services, Inc.	2,890,731
15,600	Kansas City Southern	2,074,956
9,750	Old Dominion Freight Line, Inc.	1,657,208
24,200	Ryder System, Inc.	1,252,834
58,825	Schneider National, Inc. Class B	1,277,679

		13,615,583

	TOTAL COMMON STOCKS (COST $665,152,241)	730,752,209

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.5%

	Mutual Fund - Securities Lending Collateral — 1.3%
9,951,786	State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.88%## **	9,951,786

	U.S. Government and Agency Obligations — 0.2%
1,600,000	United States Treasury Bill, 1.81%, due 03/05/20*** ‡‡	1,587,676

	TOTAL SHORT-TERM INVESTMENTS (COST $11,539,098)	11,539,462

	TOTAL INVESTMENTS — 96.1% (Cost $676,691,339)	742,291,671

	Other Assets and Liabilities (net) — 3.9%	29,835,672

	NET ASSETS — 100.0%	$772,127,343

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

REIT — Real Estate Investment Trust

##	The rate disclosed is the 7 day net yield as of September 30, 2019.

*	Non-income producing security

**	Represents an investment of securities lending cash collateral.

***	All or a portion of this security is pledged for open futures collateral.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
174	Russell 2000 E-mini Index	Dec 2019	$13,267,500	$(490,688)
106	S&P Mid 400 E-mini Index	Dec 2019	20,542,800	(303,741)

				$(794,429)

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	94.6
Futures Contracts	(0.1)
Short-Term Investments	1.5
Other Assets and Liabilities (net)	4.0

100.0%

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 93.0%

	Argentina — 0.0%
50,295	Banco BBVA Argentina SA, ADR	217,777

	Australia — 5.0%
15,876	Afterpay Touch Group, Ltd.*	384,080
185,088	AGL Energy, Ltd.	2,391,792
273,061	ALS, Ltd.	1,477,011
49,220	Altium, Ltd.	1,107,101
6,510	Ansell, Ltd.	120,348
27,225	Appen, Ltd.	388,538
20,190	ARB Corp., Ltd.‡	259,407
88,015	Aristocrat Leisure, Ltd.	1,816,468
26,821	ASX, Ltd.	1,466,509
103,610	Aurizon Holdings, Ltd.	412,290
154,500	Australia & New Zealand Banking Group, Ltd.	2,971,855
285,461	Australian Pharmaceutical Industries, Ltd.	259,914
294,129	BGP Holdings Plc* ****	—
81,175	BHP Group, Ltd., ADR	4,008,421
291,416	BHP Group, Ltd.	7,217,150
196,300	BlueScope Steel, Ltd.	1,590,058
328,312	Brambles, Ltd.	2,524,302
25,512	CIMIC Group, Ltd.	541,146
172,133	Cleanaway Waste Management, Ltd.	226,385
198,900	Coca-Cola Amatil, Ltd.	1,428,677
15,790	Cochlear, Ltd.	2,216,706
164,811	Coles Group, Ltd.	1,711,814
87,136	Collins Foods, Ltd.‡	588,276
116,188	Computershare, Ltd.	1,265,562
103,556	Crown Resorts, Ltd.	841,612
92,990	CSL, Ltd.	14,656,356
593,400	CSR, Ltd.	1,708,933
18,287	Domino’s Pizza Enterprises, Ltd.	572,899
246,584	Downer EDI, Ltd.	1,297,207
71,678	Elders, Ltd.	305,529
117,580	Estia Health, Ltd.	203,013
778,641	Fortescue Metals Group, Ltd.‡	4,621,358
113,346	G8 Education, Ltd.‡	197,996
1,233,793	Genworth Mortgage Insurance Australia, Ltd.‡	2,829,247
65,774	Gold Road Resources, Ltd.*	55,230
1,084,366	Harvey Norman Holdings, Ltd‡	3,313,018
111,354	Healius, Ltd.	241,831
596,508	Inghams Group, Ltd.‡	1,267,291
95,984	IPH, Ltd.	563,854
93,026	IRESS, Ltd.	726,545
17,147	Jumbo Interactive, Ltd.‡	279,752
225,600	Lendlease Group	2,671,857
90,554	Link Administration Holdings, Ltd.	348,123
42,665	Magellan Financial Group, Ltd.‡	1,480,207
42,269	McMillan Shakespeare, Ltd.	465,826

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Australia — continued
1,375,159	Metcash, Ltd.‡	2,773,152
1,454,500	Mirvac Group REIT	3,001,821
56,027	Monadelphous Group, Ltd.	595,152
60,021	Netwealth Group, Ltd.‡	368,783
16,429	Newcrest Mining, Ltd.	385,049
26,362	nib holdings Ltd./Australia	129,793
260,309	Pendal Group, Ltd.	1,297,428
10,589	Perpetual, Ltd.‡	267,387
65,024	Pinnacle Investment Management Group, Ltd.‡	192,964
93,896	Premier Investments, Ltd.	1,226,033
1,187,170	Qantas Airways, Ltd.	5,036,319
300,605	QBE Insurance Group, Ltd.	2,546,452
10,312	REA Group, Ltd.	752,662
155,597	Rio Tinto, Ltd.	9,725,009
57,697	Service Stream, Ltd.	101,954
8,900	South32, Ltd., ADR	78,409
226,928	South32, Ltd.	400,995
180,016	Star Entertainment Grp, Ltd. (The)	529,355
240,885	Steadfast Group, Ltd.	576,750
78,451	Super Retail Group, Ltd.	524,880
72,388	Tassal Group, Ltd.	208,958
763,740	Treasury Wine Estates, Ltd.‡	9,565,487
163,235	Vicinity Centres REIT	282,941
90,372	Wesfarmers, Ltd.	2,425,865
66,252	WiseTech Global, Ltd.	1,551,863
120,698	Woolworths Group, Ltd.	3,034,769

	Total Australia	122,601,724

	Austria — 0.2%
64,200	OMV AG	3,446,348
50,100	voestalpine AG‡	1,151,369

	Total Austria	4,597,717

	Belgium — 0.3%
50,100	Ageas	2,779,015
2,670	Colruyt SA‡	146,357
4,596	Melexis NV‡	318,421
135,504	Proximus SADP	4,025,546
2,205	Telenet Group Holding NV	104,088
2,753	UCB SA	199,888

	Total Belgium	7,573,315

	Bermuda — 0.2%
975,600	Esprit Holdings, Ltd.*	182,939
171,271	Hiscox, Ltd.	3,503,549
743,000	Shenzhen International Holdings, Ltd.	1,427,352

	Total Bermuda	5,113,840

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Brazil — 0.8%
179,800	Cia de Saneamento Basico do Estado de Sao Paulo*	2,140,990
341,300	JBS SA	2,686,711
654,159	Localiza Rent a Car SA	7,139,307
806,100	Magazine Luiza SA	7,168,086
217,800	Sao Martinho SA	990,855

	Total Brazil	20,125,949

	Canada — 0.9%
190,870	Canada Goose Holdings, Inc.*	8,392,554
9,200	Canadian Pacific Railway, Ltd.	2,046,632
29,875	Descartes Systems Group (The), Inc.*	1,206,733
7,134	Fairfax Financial Holdings, Ltd.	3,146,719
37,185	Magna International, Inc. Class A	1,983,076
168,200	Seven Generations Energy, Ltd. Class A*	1,069,671
50,576	Thomson Reuters Corp.	3,382,557

	Total Canada	21,227,942

	Cayman Islands — 1.4%
50,980	Alibaba Group Holding, Ltd., ADR*	8,525,385
174,000	Ausnutria Dairy Corp., Ltd.*	227,283
2,916,000	China Resources Cement Holdings, Ltd.	2,923,663
479,500	CK Hutchison Holdings, Ltd.	4,232,645
1,693,000	IGG, Inc.	1,053,887
3,714,000	Jiangnan Group, Ltd*	130,284
3,247,000	Lee & Man Paper Manufacturing, Ltd.	1,756,165
174,450	Tencent Holdings, Ltd.	7,347,933
9,510,000	Tongda Group Holdings, Ltd.	667,207
850,000	Want Want China Holdings, Ltd.	679,835
5,349,500	WH Group, Ltd. 144A	4,790,353
2,084,000	Xinyi Glass Holdings, Ltd.	2,294,170

	Total Cayman Islands	34,628,810

	China — 0.5%
5,231,000	Agricultural Bank of China, Ltd. Class H	2,048,520
8,334,000	Bank of China, Ltd. Class H	3,274,322
383,000	Bank of Communications Co., Ltd. Class H	250,142
300,000	China Everbright Bank Co., Ltd. Class H	127,816
886,000	China Minsheng Banking Corp., Ltd. Class H	602,390
1,195,500	China Railway Construction Corp., Ltd. Class H	1,306,916
8,758,000	China Telecom Corp., Ltd. Class H	3,988,323
628,600	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	1,138,623

	Total China	12,737,052

	Cyprus — 0.0%
7,039	TCS Group Holding Plc, Reg S, GDR‡‡‡	123,182

	Denmark — 1.0%
8,320	Ambu AS Class B	137,886

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Denmark — continued
28,321	Carlsberg AS Class B	4,187,020
14,627	Coloplast AS Class B	1,762,019
127,200	Danske Bank A/S	1,771,519
34,600	DFDS AS	1,255,968
768	Genmab AS*	155,931
5,295	GN Store Nord AS	215,015
29,045	Jyske Bank AS*	938,543
118,721	Novo Nordisk AS, ADR	6,137,876
94,736	Novozymes AS Class B	3,983,904
11,550	Orsted AS 144A	1,073,618
48,446	Pandora AS	1,944,617
10,560	SimCorp AS	927,472
38,514	Sydbank AS	679,340

	Total Denmark	25,170,728

	Finland — 0.6%
266,320	Neste OYJ	8,817,687
14,779	Nokia OYJ	74,921
33,160	Nokia OYJ, ADR	167,790
230,914	Nordea Bank Abp	1,639,530
501,000	Outokumpu OYJ‡	1,320,142
15,262	Tieto OYJ‡	391,008
85,700	UPM-Kymmene OYJ	2,533,825
61,564	Wartsila OYJ Abp‡	689,628

	Total Finland	15,634,531

	France — 9.4%
61,217	Air France-KLM*	640,826
117,710	Airbus SE	15,296,629
31,100	Arkema SA	2,899,574
27,800	Atos SE	1,960,293
335,218	AXA SA	8,562,603
23,998	Beneteau SA	252,469
141,505	BNP Paribas SA	6,891,184
78,800	Bouygues SA	3,157,110
28,510	Carrefour SA	499,170
202,973	Cie de Saint-Gobain	7,966,121
42,927	Cie Generale des Etablissements Michelin SCA	4,792,219
120,300	CNP Assurances	2,325,308
59,201	Coface SA	672,516
268,812	Danone SA	23,685,013
119,253	Dassault Systemes SE	16,998,756
75,196	Electricite de France SA	841,921
371,621	Engie SA	6,069,015
14,778	EssilorLuxottica SA	2,130,676
5,602	Faurecia SE	265,790
4,590	Gaztransport Et Technigaz SA	454,615
42,863	IPSOS	1,221,970
1,750	Kaufman & Broad SA	69,713

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	France — continued
4,673	Kering SA	2,381,935
65,722	L’Oreal SA	18,406,915
134,523	Legrand SA	9,603,097
5,047	LVMH Moet Hennessy Louis Vuitton SE	2,006,391
80,300	Metropole Television SA	1,317,523
536,500	Natixis SA	2,225,515
13,708	Nexans SA	506,019
36,500	Nexity SA	1,738,127
272,700	Orange SA	4,279,598
88,478	Pernod Ricard SA	15,761,352
126,253	Peugeot SA	3,149,226
35,500	Quadient SAS	735,340
31,598	Renault SA	1,814,039
11,589	Rexel SA	124,044
12,262	Safran SA	1,931,012
154,577	Sanofi	14,334,296
265,661	Schneider Electric SE	23,314,699
5,494	Societe BIC SA‡	368,957
125,353	Societe Generale SA	3,435,628
18,000	Sopra Steria Group	2,242,977
107,834	Television Francaise 1 SA	946,951
167,100	TOTAL SA‡	8,723,325
128,511	Vivendi SA	3,527,785

	Total France	230,528,242

	Germany — 6.9%
21,405	adidas AG	6,665,851
83,558	Allianz SE	19,480,649
1,031	Amadeus Fire AG	113,973
30,500	Aurubis AG	1,359,637
24,800	BASF SE	1,733,610
56,223	Bayer AG	3,965,129
9,900	Bayer AG, ADR	175,131
43,300	BMW AG	3,049,013
66,552	Brenntag AG	3,221,441
8,726	CompuGroup Medical SE	525,122
16,685	Continental AG	2,140,961
101,479	Covestro AG 144A	5,022,711
37,605	Daimler AG	1,870,282
10,389	Deutsche Boerse AG	1,624,161
299,407	Deutsche Lufthansa AG	4,759,108
157,634	Deutsche Post AG	5,266,422
405,247	Deutsche Telekom AG	6,801,073
227,830	Deutsche Wohnen SE	8,318,254
86,787	Deutz AG	503,353
457,356	E.ON SE	4,447,098
1,142	Eckert & Ziegler Strahlen — und Medizintechnik AG	193,972
68,600	Evonik Industries AG	1,693,942
12,940	Fraport AG Frankfurt Airport Services Worldwide	1,097,821

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Germany — continued
123,677	GEA Group AG	3,339,805
563	Hamburger Hafen und Logistik AG	14,031
130,080	Heidelberger Druckmaschinen AG*	160,391
5,206	Hella GmbH & Co. KGaA	232,812
3,330	Henkel AG & Co. KGaA	304,951
1,815	Hornbach Holding AG & Co. KGaA	102,893
278,325	Infineon Technologies AG	5,010,234
181,829	Kloeckner & Co. SE	1,103,150
32,250	LEG Immobilien AG	3,691,689
204,300	METRO AG	3,225,099
27,005	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,989,257
2,600	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, ADR	67,064
17,208	Nemetschek SE	878,351
37,694	ProSiebenSat.1 Media SE	519,428
7,678	Puma SE	594,309
28,400	Rheinmetall AG	3,593,102
88,522	SAP SE	10,411,140
21,867	SAP SE, ADR	2,577,463
30,038	Siemens AG	3,217,434
23,808	Siemens AG, ADR	1,275,752
17,136	Siltronic AG	1,302,112
36,192	Software AG	994,699
190,166	Symrise AG Class A	18,484,557
120,712	TAG Immobilien AG*	2,755,708
42,000	Talanx AG*	1,815,052
165,443	Vonovia SE	8,396,034
9,176	Wacker Chemie AG	603,222
33,161	Zalando SE* 144A	1,514,051

	Total Germany	167,202,504

	Greece — 0.0%
146,442	National Bank of Greece SA*	445,905
16,220	Piraeus Bank SA*	54,464

	Total Greece	500,369

	Hong Kong — 0.9%
1,576,600	AIA Group, Ltd.	14,892,368
1,917,000	Champion REIT	1,239,787
624,000	Lenovo Group, Ltd.	416,297
234,500	Link REIT	2,585,979
143,000	Swire Pacific, Ltd. Class A	1,330,695
253,000	Techtronic Industries Co., Ltd.	1,760,486

	Total Hong Kong	22,225,612

	Hungary — 0.1%
229,600	MOL Hungarian Oil & Gas Plc	2,159,616

	India — 0.3%
464,040	HDFC Bank, Ltd.	8,037,516

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Indonesia — 0.4%
3,168,000	Bank Central Asia Tbk PT	6,773,427
3,540,700	Bank Negara Indonesia Persero Tbk PT	1,833,332

	Total Indonesia	8,606,759

	Ireland — 0.5%
225,100	C&C Group Plc	1,018,427
54,250	CRH Plc, ADR	1,864,030
61,872	Kerry Group Plc Class A	7,237,690
45,806	Ryanair Holdings Plc, ADR*	3,040,602

	Total Ireland	13,160,749

	Israel — 0.3%
1,300	Bank Leumi Le-Israel BM	9,253
38,426	Check Point Software Technologies, Ltd.*	4,207,647
7,941	Hilan, Ltd.	324,192
3,713	Nice, Ltd., ADR*	533,930
81,500	Teva Pharmaceutical Industries, Ltd.*	560,872
16,082	Wix.com, Ltd.*	1,877,413

	Total Israel	7,513,307

	Italy — 2.3%
1,985,117	A2A SpA	3,644,470
250,086	Assicurazioni Generali SpA	4,847,605
72,375	Azimut Holding SpA	1,358,713
65,050	Banca Farmafactoring SpA 144A	339,340
22,050	Banca Generali SpA	680,301
37,270	Banca Mediolanum SpA	279,953
117,224	Banco BPM SpA*	239,493
266,258	BPER Banca‡	1,029,313
18,444	Datalogic SpA‡	264,818
151,026	Davide Campari-Milano SpA	1,364,936
7,912	DiaSorin SpA	920,358
2,748,601	Enel SpA	20,529,189
222,915	Eni SpA	3,410,569
292	Interpump Group SpA	9,232
142,005	Italgas SpA	916,808
133,129	Leonardo SpA	1,566,031
475,199	Mediobanca Banca di Credito Finanziario SpA	5,190,980
242,441	Saras SpA	414,965
300,863	Societa Cattolica di Assicurazioni SC	2,560,046
24,567	Societa Iniziative Autostradali e Servizi SpA	428,795
231,916	UniCredit SpA	2,735,672
299,060	Unione di Banche Italiane SCPA	839,867
609,469	Unipol Gruppo SpA	3,246,469

	Total Italy	56,817,923

	Japan — 21.4%
31,600	77 Bank, Ltd. (The)	468,700

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
54	Advance Residence Investment Corp. REIT	177,377
50,400	Advantest Corp.	2,226,787
1,600	AEON REIT Investment Corp. REIT	2,204,395
143,700	AGC, Inc./Japan	4,454,268
162,500	Amada Holdings Co., Ltd.	1,750,174
27,100	Amano Corp.	824,973
9,400	AOKI Holdings, Inc.	90,369
8,000	Arcland Sakamoto Co., Ltd.	92,750
14,900	Argo Graphics, Inc.	358,593
734,600	Astellas Pharma, Inc.	10,457,387
5,216	Astellas Pharma, Inc., ADR	74,302
21,400	Bandai Namco Holdings, Inc.‡	1,332,612
32,200	Brother Industries, Ltd.	582,773
53,500	Central Glass Co., Ltd.	1,121,235
8,400	Central Japan Railway Co.	1,727,023
233,294	Chiba Bank, Ltd. (The)‡	1,200,199
175,900	Chubu Electric Power Co., Inc.	2,547,152
351,000	Dai-ichi Life Holdings, Inc.	5,290,576
45,600	Daibiru Corp.	466,654
34,000	Daiwa House Industry Co., Ltd.‡	1,102,975
9,400	Daiwabo Holdings Co., Ltd.	389,655
72,100	DIC Corp.	2,000,054
11,800	Disco Corp.‡	2,233,893
121,900	DMG Mori Co., Ltd.	1,726,846
31,800	DTS Corp.	661,452
6,400	Duskin Co., Ltd.	164,863
19,700	Eagle Industry Co., Ltd.	179,729
38,500	East Japan Railway Co.	3,672,774
13,900	Eisai Co., Ltd.	706,222
6,000	Elecom Co., Ltd.	235,392
19,200	Enplas Corp.	621,790
26,300	ESPEC Corp.	457,254
37,700	Ezaki Glico Co., Ltd.	1,564,511
2,700	Fancl Corp.‡	71,775
3,000	Fast Retailing Co., Ltd.‡	1,782,373
16,500	FJ Next Co., Ltd.	158,931
49,800	Foster Electric Co., Ltd.	843,248
17,300	Fuji Electric Co., Ltd.	529,045
6,900	Fuji Soft, Inc.	291,450
73,600	FUJIFILM Holdings Corp.	3,227,981
239,500	Fujikura, Ltd.‡	917,446
8,500	Fujitec Co., Ltd.	109,480
39,000	Fujitsu, Ltd.	3,123,248
107,400	Fukuoka Financial Group, Inc.	2,028,253
8,800	Furukawa Co., Ltd.	118,310
27,100	Futaba Industrial Co., Ltd.	188,315
13,100	Geo Holdings Corp.‡	155,515
17,800	Glory, Ltd.	499,042
54,600	Gunma Bank, Ltd. (The)	176,822

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
5,800	Gunze, Ltd.	242,036
228,794	Hachijuni Bank, Ltd. (The)‡	931,477
7,300	Hakuto Co., Ltd.	79,164
11,000	Hankyu Hanshin Holdings, Inc.	423,919
326,100	Hazama Ando Corp.	2,425,949
8,500	Heiwado Co., Ltd.	159,500
1,100	Hikari Tsushin, Inc.	237,964
53,400	Hirose Electric Co., Ltd.‡	6,541,901
83,000	Hiroshima Bank, Ltd. (The)	410,104
92,500	Hitachi Capital Corp.	1,878,672
8,400	Hitachi High-Technologies Corp.	484,997
230,400	Hitachi, Ltd.	8,576,444
3,837	Hitachi, Ltd., ADR	286,739
4,700	Hokkoku Bank, Ltd. (The)	121,811
50,300	Hokuhoku Financial Group, Inc.	486,361
111,000	Honda Motor Co., Ltd.	2,874,240
22,300	Honeys Holdings Co., Ltd.	301,047
81,800	Hosiden Corp.‡	837,111
153,800	Hoya Corp.	12,550,194
64,000	Ibiden Co., Ltd.	1,287,994
36,700	IBJ Leasing Co., Ltd.‡	992,250
43,400	IHI Corp.‡	942,893
48,700	Ines Corp.	525,865
30,800	Infocom Corp.	718,738
6,500	Inter Action Corp.	123,294
256,000	Isuzu Motors, Ltd.	2,819,968
147,600	Ito En, Ltd.	6,951,506
234,400	ITOCHU Corp.	4,838,736
16,500	IwaiCosmo Holdings, Inc.‡	170,229
16,500	JAC Recruitment Co., Ltd.‡	315,725
10,800	Jafco Co., Ltd.	407,717
71,100	Japan Airlines Co., Ltd.	2,113,099
153,300	Japan Aviation Electronics Industry, Ltd.	2,171,661
115,400	Japan Post Holdings Co., Ltd.	1,062,438
24,500	Japan Post Insurance Co., Ltd.	369,512
149,200	Japan Tobacco, Inc.	3,266,317
3,200	JCR Pharmaceuticals Co., Ltd.	245,163
59,600	JTEKT Corp.	683,270
14,800	Juroku Bank, Ltd. (The)	324,142
13,000	Justsystems Corp.	491,973
29,200	K’s Holdings Corp.	317,735
15,500	Kadokawa Dwango*	216,706
14,400	Kaga Electronics Co., Ltd.	257,554
22,100	Kakaku.com, Inc.	543,528
12,500	Kaken Pharmaceutical Co., Ltd.	579,459
37,800	Kaneka Corp.‡	1,176,933
146,600	Kanematsu Corp.	1,646,749
250,800	Kansai Electric Power Co., Inc. (The)‡	2,804,458
109,600	Kansai Paint Co., Ltd.‡	2,546,432

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
183,508	Kao Corp.	13,556,585
10,800	Kato Sangyo Co., Ltd.	334,768
49,900	Kawasaki Heavy Industries, Ltd.	1,104,426
333,400	KDDI Corp.	8,714,828
52,600	Keihanshin Building Co., Ltd.	638,549
85,400	Keihin Corp.	1,252,454
4,300	Keio Corp.	267,768
53,300	Keiyo Bank, Ltd. (The)	315,139
15,600	Keyence Corp.	9,656,627
9,700	Kirindo Holdings Co., Ltd.	189,288
88,900	Kobayashi Pharmaceutical Co., Ltd.	6,761,582
106,300	Komatsu, Ltd.‡	2,434,351
22,600	Komeri Co., Ltd.	456,287
33,400	Komori Corp.‡	352,002
16,000	Konami Holdings Corp.	772,797
479,400	Konica Minolta, Inc.	3,335,728
10,286	Kose Corp.	1,736,937
7,200	Kotobuki Spirits Co., Ltd.	472,339
58,000	Kubota Corp.	877,178
61,200	Kyocera Corp.	3,796,863
72,100	Kyushu Financial Group, Inc.‡	293,537
653,800	Marubeni Corp.	4,341,728
22,600	Marvelous, Inc.	174,192
55,100	Matsumotokiyoshi Holdings Co., Ltd.‡	2,016,382
32,400	Max Co., Ltd.	542,923
121,000	Mazda Motor Corp.‡	1,074,249
385,300	Mebuki Financial Group, Inc.	948,321
8,800	Meidensha Corp.	150,880
94,200	MISUMI Group, Inc.	2,216,522
457,700	Mitsubishi Chemical Holdings Corp.	3,261,390
127,000	Mitsubishi Electric Corp.	1,683,345
172,200	Mitsubishi Gas Chemical Co., Inc.‡	2,297,593
41,500	Mitsubishi Heavy Industries, Ltd.‡	1,625,057
33,200	Mitsubishi Shokuhin Co., Ltd.‡	830,960
622,300	Mitsubishi UFJ Financial Group, Inc.	3,157,708
3,200	Mitsuboshi Belting, Ltd.	52,467
22,400	Mitsui High-Tec, Inc.	351,312
3,003,500	Mizuho Financial Group, Inc.	4,602,171
1,800	Monogatari Corp. (The)	167,883
400,000	MonotaRO Co., Ltd.‡	10,459,403
128,700	MS&AD Insurance Group Holdings, Inc.‡	4,167,939
900	Murata Manufacturing Co., Ltd.	43,178
6,800	Nachi-Fujikoshi Corp.	304,529
23,600	NEC Networks & System Integration Corp.	640,033
29,500	NET One Systems Co., Ltd.	795,128
15,800	NH Foods Ltd.	635,216
162,200	Nihon Kohden Corp.	4,765,071
25,800	Nihon Unisys, Ltd.	830,756
24,400	Nikkon Holdings Co., Ltd.	555,392

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
82,000	Nikon Corp.	1,022,771
7,900	Nippon Air Conditioning Services Co., Ltd.	50,291
5,000	Nippon Ceramic Co., Ltd.	126,024
5,500	Nippon Express Co., Ltd.	280,407
10,200	Nippon Flour Mills Co., Ltd.	159,406
46,700	Nippon Signal Co., Ltd.	521,121
56,200	Nippon Soda Co., Ltd.	1,357,224
281,700	Nippon Telegraph & Telephone Corp.	13,439,234
370,400	Nissan Motor Co., Ltd.‡	2,310,309
49,200	Nisshin Oillio Group, Ltd. (The)	1,543,262
22,900	Nissin Foods Holdings Co., Ltd.	1,652,741
11,300	Nitto Denko Corp.	544,115
359,000	Nomura Research Institute, Ltd.	7,145,121
342,941	North Pacific Bank, Ltd.	726,657
16,200	NSD Co., Ltd.‡	465,427
61,000	NSK, Ltd.‡	513,625
232,900	NTN Corp.‡	668,045
152,400	NTT Data Corp.	1,965,724
138,300	NTT DOCOMO, Inc.‡	3,522,923
61,300	Obic Co., Ltd.	6,987,888
67,100	Oki Electric Industry Co., Ltd.	913,293
10,000	Okumura Corp.	266,944
101,700	Olympus Corp.	1,370,115
122,100	Omron Corp.‡	6,676,947
5,900	Open Door, Inc.* ‡	118,737
24,000	Optorun Co., Ltd.	679,528
13,000	Oracle Corp. Japan	1,127,088
322,500	ORIX Corp.	4,807,287
16,000	Otsuka Corp.	637,335
503,800	Pan Pacific International Holdings Corp.	8,414,148
334,000	Panasonic Corp.	2,705,995
51,200	Press Kogyo Co., Ltd.	213,185
18,600	Prestige International, Inc.	147,664
29,600	Prima Meat Packers, Ltd.‡	588,576
15,700	PS Mitsubishi Construction Co., Ltd.	104,885
530,800	Recruit Holdings Co., Ltd.	16,138,874
714,000	Resona Holdings, Inc.‡	3,058,820
90,600	Ricoh Co., Ltd.‡	815,672
126,400	Rohto Pharmaceutical Co., Ltd.	3,447,858
12,000	Round One Corp.	179,320
15,400	Ryobi, Ltd.	257,486
35,700	San-In Godo Bank, Ltd. (The)	216,694
178,400	Sanki Engineering Co., Ltd.	2,112,903
7,700	Sankyu, Inc.	399,695
400,300	Santen Pharmaceutical Co., Ltd.	6,955,942
61,800	Sanwa Holdings Corp.	690,765
40,100	Sawai Pharmaceutical Co., Ltd.	2,070,396
24,400	SCSK Corp.	1,144,650
82,100	Secom Co., Ltd.	7,488,705

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
47,400	Seibu Holdings, Inc.	825,854
205,300	Seiko Epson Corp.‡	2,887,402
512,700	Senshu Ikeda Holdings, Inc.	887,115
22,000	Seven & i Holdings Co., Ltd.	841,120
7,900	SG Holdings Co., Ltd.	193,343
4,800	Shiga Bank, Ltd. (The)	109,035
16,700	Shimachu Co., Ltd.	407,784
56,500	Shin-Etsu Chemical Co., Ltd.	6,043,396
38,600	Shin-Etsu Polymer Co., Ltd.	267,870
35,500	Shindengen Electric Manufacturing Co., Ltd.	1,143,095
48,400	Shinko Shoji Co., Ltd.	416,041
47,100	Shinmaywa Industries, Ltd.‡	549,990
78,400	Shinsei Bank, Ltd.	1,141,814
56,300	Shionogi & Co., Ltd.	3,125,086
139,100	Shiseido Co., Ltd.	11,106,120
12,900	Sinko Industries, Ltd.	208,047
16,000	SMC Corp./Japan	6,824,890
49,900	Sohgo Security Services Co., Ltd.	2,613,315
896,700	Sojitz Corp.	2,779,500
127,600	Sompo Holdings, Inc.	5,333,048
63,600	Sony Financial Holdings, Inc.	1,378,221
23,600	Sugi Holdings Co., Ltd.	1,277,446
558,300	Sumitomo Chemical Co., Ltd.	2,505,441
199,000	Sumitomo Corp.	3,108,138
7,500	Sumitomo Dainippon Pharma Co., Ltd.‡	123,178
136,600	Sumitomo Electric Industries, Ltd.	1,732,858
90,300	Sumitomo Heavy Industries, Ltd.	2,673,699
117,400	Sumitomo Mitsui Financial Group, Inc.‡	4,013,814
125,700	Sumitomo Rubber Industries, Ltd.	1,491,070
43,900	Sumitomo Warehouse Co., Ltd. (The)	577,209
6,500	Suzuken Co., Ltd.	348,832
51,200	Systena Corp.	760,835
25,000	Takuma Co., Ltd.	283,368
20,800	Tama Home Co., Ltd.	267,903
20,400	TDK Corp.	1,825,288
148,300	Teijin, Ltd.	2,848,677
457,600	Terumo Corp.	14,734,657
10,500	TIS, Inc.	605,274
64,100	Tohoku Electric Power Co., Inc.	625,134
174,700	Tokio Marine Holdings, Inc.	9,341,580
198,000	Tokyo Electric Power Co. Holdings, Inc.*	969,160
35,800	Tokyo Electron, Ltd.‡	6,812,186
75,300	Tokyu Corp.	1,412,985
17,600	Toppan Forms Co., Ltd.	166,433
98,000	Toppan Printing Co., Ltd.	1,733,759
12,800	Torikizoku Co., Ltd.	287,208
22,000	Toshiba Machine Co., Ltd.	455,165
10,000	Toshiba TEC Corp.	295,165
54,000	Towa Pharmaceutical Co., Ltd.	1,251,131

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
10,800	Toyo Corp./Chuo-ku	107,226
15,800	Toyo Ink SC Holdings Co., Ltd.	358,177
31,700	Toyo Seikan Group Holdings, Ltd.	491,596
163,100	Toyo Suisan Kaisha, Ltd.	6,534,564
70,700	Toyoda Gosei Co., Ltd.	1,414,981
65,800	Toyota Motor Corp.‡	4,393,364
42,500	Toyota Tsusho Corp.	1,370,460
17,100	Trend Micro, Inc./Japan	813,269
49,200	TS Tech Co., Ltd.	1,493,185
14,800	Tsubakimoto Chain Co.	473,134
88,300	Ube Industries, Ltd.	1,780,298
84,200	Ulvac, Inc.	3,381,245
58,400	Unipres Corp.	914,839
5,500	UNITED, Inc./Japan‡	60,407
41,200	Ushio, Inc.	581,737
82,470	USS Co., Ltd.	1,600,181
25,700	Valor Holdings Co., Ltd.	432,792
27,800	WATAMI Co., Ltd.	348,545
13,900	West Holdings Corp.	171,057
27,900	West Japan Railway Co.	2,357,205
47,800	Yamaguchi Financial Group, Inc.	328,176
78,400	Yamaha Motor Co., Ltd.	1,420,377
22,100	Yellow Hat, Ltd.	325,544
113,600	Yokogawa Electric Corp.‡	2,078,068
102,500	Yokohama Rubber Co., Ltd. (The)	2,049,526

	Total Japan	523,801,832

	Luxembourg — 0.3%
1,555,215	B&M European Value Retail SA	7,271,166

	Malaysia — 0.1%
628,000	Tenaga Nasional Bhd	2,045,837

	Netherlands — 5.1%
10,560	Adyen NV*	6,958,161
1,053,008	Aegon NV	4,381,875
14,065	AerCap Holdings NV*	770,059
43,134	Airbus SE, ADR	1,400,561
31,954	Akzo Nobel NV	2,849,257
2,273	ASM International NV	209,344
58,969	ASML Holding NV	14,609,447
29,530	ASR Nederland NV	1,090,397
18,717	BE Semiconductor Industries NV	586,244
195,308	CNH Industrial NV	1,988,717
35,415	Core Laboratories NV	1,651,047
24,210	Euronext NV 144A	1,980,850
8,842	EXOR NV	592,639
194,126	Fiat Chrysler Automobiles NV	2,512,544
84,794	Heineken NV	9,166,589

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued
146,400	ING Groep NV	1,532,849
136,370	InterXion Holding NV*	11,108,700
233,400	Koninklijke Ahold Delhaize NV	5,840,961
101,890	Koninklijke DSM NV	12,263,283
855,453	Koninklijke KPN NV	2,668,211
200,756	Koninklijke Philips NV	9,301,727
20,933	Koninklijke Philips NV ADR NYRS	965,639
57,000	Koninklijke Volkerwessels NV	1,009,176
157,576	NN Group NV	5,590,025
6,573	Randstad NV‡	323,110
155,156	Signify NV 144A	4,267,681
114,639	STMicroelectronics NV ADR NYRS	2,217,118
51,002	STMicroelectronics NV (Euronext Exchange)	985,830
65,071	Unilever NV	3,912,363
45,272	Unilever NV ADR NYRS	2,717,678
45,846	Wolters Kluwer NV	3,347,748
173,700	Yandex NV Class A*	6,081,237

	Total Netherlands	124,881,067

	New Zealand — 0.1%
31,078	a2 Milk Co., Ltd.*	258,404
42,236	Air New Zealand, Ltd.	74,155
111,400	Sky City Entertainment Group, Ltd.	280,112
363,746	SKY Network Television, Ltd.	255,457
35,497	Xero, Ltd.*	1,491,282

	Total New Zealand	2,359,410

	Norway — 0.4%
100,400	Austevoll Seafood ASA	953,065
184,800	DNB ASA	3,259,340
83,922	Elkem ASA 144A	204,495
58,800	Equinor ASA, ADR	1,114,260
70,600	Equinor ASA	1,344,640
69,427	SpareBank 1 SMN	752,652
209,533	Storebrand ASA	1,324,636
43,589	Telenor ASA	875,766

	Total Norway	9,828,854

	Philippines — 0.0%
6,261,800	Vista Land & Lifescapes, Inc.	932,686

	Poland — 0.1%
521,100	PGE Polska Grupa Energetyczna SA*	1,038,782

	Portugal — 0.0%
782,528	Banco Espirito Santo SA* **** ^	—
32,663	NOS SGPS SA	178,402

	Total Portugal	178,402

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Russia — 1.2%
1,253,240	Alrosa PJSC	1,437,848
10,531,000	ENEL RUSSIA PJSC	149,243
120,640,000	Federal Grid Co. Unified Energy System PJSC	342,829
426,500	Gazprom PJSC, ADR	2,944,556
1,694,400	Gazprom PJSC	5,900,923
52,600	LUKOIL PJSC, ADR	4,351,598
30,274	LUKOIL PJSC	2,510,760
125,400	MMC Norilsk Nickel PJSC, ADR	3,210,240
8,872	MMC Norilsk Nickel PJSC	2,279,721
5,262,000	Mosenergo PJSC	181,746
27,519,000	ROSSETI PJSC	522,493
777,260	Sberbank of Russia PJSC	2,727,852
26,100	Tatneft PJSC, ADR	1,657,350

	Total Russia	28,217,159

	Singapore — 0.3%
314,600	Ascott Residence Trust REIT	300,291
425,114	CapitaLand Retail China Trust REIT	470,333
259,300	United Overseas Bank, Ltd.	4,811,366
2,396,400	Yangzijiang Shipbuilding Holdings, Ltd.	1,663,565

	Total Singapore	7,245,555

	South Africa — 0.1%
1,003,000	Old Mutual, Ltd.‡	1,284,818

	South Korea — 0.9%
14,801	BH Co., Ltd.*	236,341
34,340	Daeduck Electronics Co.	311,490
26,519	DB HiTek Co., Ltd.	354,725
10,900	KB Financial Group, Inc., ADR	389,348
62,900	Kia Motors Corp.	2,397,893
72,334	LB Semicon, Inc.*	483,779
14,017	Power Logics Co., Ltd.*	122,457
381,056	Samsung Electronics Co., Ltd.	15,625,797
2,548	Silicon Works Co., Ltd.	72,639
8,800	SK Telecom Co., Ltd.	1,776,700

	Total South Korea	21,771,169

	Spain — 2.5%
168,553	Amadeus IT Group SA	12,076,474
614,700	Banco Santander SA	2,504,000
253,978	Banco Santander SA, ADR	1,020,992
281,610	Cellnex Telecom SA*	11,635,724
200,300	Ence Energia y Celulosa SA‡	762,101
47,958	Endesa SA	1,262,131
2,201	Grupo Catalana Occidente SA	69,946
1,660,943	Iberdrola SA	17,267,406
20,191	Let’s GOWEX SA* **** ^ ‡	—

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Spain — continued
1,567,692	Mapfre SA	4,223,180
51,575	Naturgy Energy Group SA	1,368,567
350,000	Repsol SA	5,471,713
544,517	Telefonica SA	4,156,020

	Total Spain	61,818,254

	Sweden — 1.8%
39,574	Atlas Copco AB Class B	1,073,859
51,973	Bilia AB Class A	413,103
78,100	Boliden AB	1,797,178
75,446	Epiroc AB Class A	818,752
44,690	Essity AB Class B	1,305,863
11,571	Evolution Gaming Group AB 144A	227,839
186,400	Hennes & Mauritz AB Class B‡	3,617,985
11,064	Hexagon AB Class B	534,062
122,591	Lindab International AB	1,251,826
252,138	Lundin Petroleum AB‡	7,572,744
9,987	Nibe Industrier AB Class B	126,816
189,200	Sandvik AB	2,950,913
645,800	SAS AB* ‡	823,658
237,400	SKF AB Class B	3,928,437
297,615	Svenska Handelsbanken AB Class A	2,790,249
1,269,070	Telefonaktiebolaget LM Ericsson Class B	10,152,921
289,000	Volvo AB Class B	4,063,633

	Total Sweden	43,449,838

	Switzerland — 9.4%
41,100	Adecco Group AG	2,276,029
14,476	Ascom Holding AG	150,110
9,800	Autoneum Holding AG‡	1,078,133
4,000	Bucher Industries AG	1,250,765
70	Chocoladefabriken Lindt & Spruengli AG	517,374
48,358	Cie Financiere Richemont SA	3,550,893
499,600	Credit Suisse Group AG*	6,130,077
5,965	Geberit AG	2,851,044
7,175	Givaudan SA	20,032,292
3,686	Huber & Suhner AG	237,317
1,117	Inficon Holding AG	724,764
135	Interroll Holding AG	250,464
33,465	Julius Baer Group, Ltd.*	1,484,052
4,715	Kardex AG	651,584
26,600	Landis & Gyr Group AG*	2,386,171
33,810	Lonza Group AG*	11,440,098
390,931	Nestle SA	42,450,994
10,085	Nestle SA, ADR	1,093,214
275,579	Novartis AG	23,916,769
1,457	Novartis AG, ADR	126,613
12,126	Partners Group Holding AG	9,312,632
137,576	Roche Holding AG	40,073,158

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued
10,437	Schindler Holding AG	2,336,196
3,344	SGS SA	8,296,702
16,516	Sika AG	2,418,228
19,842	Swiss Life Holding AG	9,493,675
46,900	Swiss Re AG	4,896,244
8,782	Temenos AG*	1,470,786
727,815	UBS Group AG*	8,269,713
53,530	Zurich Insurance Group AG	20,506,905

	Total Switzerland	229,672,996

	Taiwan — 0.8%
39,000	Charoen Pokphand Enterprise	78,567
979,000	Chipbond Technology Corp.	1,814,453
2,208,000	Compeq Manufacturing Co., Ltd.	2,473,142
940,000	Fubon Financial Holding Co., Ltd.	1,349,804
276,293	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	12,842,099

	Total Taiwan	18,558,065

	Thailand — 0.1%
16,831,100	Quality Houses PCL Class F	1,452,807
16,156,000	Sansiri PCL Class F	633,879

	Total Thailand	2,086,686

	Turkey — 0.0%
98,700	TAV Havalimanlari Holding AS	412,525

	United Kingdom — 14.4%
403,130	3i Group Plc	5,794,903
98,576	Aggreko Plc	1,009,216
73,437	AJ Bell Plc‡	374,203
222,185	Anglo American Plc	5,123,317
111,745	Ashmore Group Plc	696,779
192,078	Ashtead Group Plc	5,358,834
30,658	Associated British Foods Plc	870,070
168,560	AstraZeneca Plc	15,082,289
118,334	AstraZeneca Plc, ADR	5,274,146
319,109	Avast Plc 144A	1,525,763
23,751	AVEVA Group Plc	1,082,929
22,400	Aviva Plc, ADR	220,192
262,527	Babcock International Group Plc	1,805,196
1,384,036	BAE Systems Plc	9,721,618
45,361	Bank of Georgia Group Plc	746,802
149,300	Barclays Plc, ADR	1,095,862
280,200	Barratt Developments Plc	2,237,481
48,300	Bellway Plc	1,991,541
33,600	Berkeley Group Holdings Plc	1,730,326
148,250	BHP Group Plc, ADR	6,351,030
115,148	BHP Group Plc	2,458,221

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
19,257	Bodycote Plc	170,028
142,680	boohoo Group Plc*	466,462
1,295,400	BP Plc	8,233,823
27,094	Brewin Dolphin Holdings Plc	105,773
99,900	British American Tobacco Plc	3,702,435
129,300	Britvic Plc	1,567,073
1,556,528	BT Group Plc	3,425,359
92,200	BT Group Plc, ADR* ****	998,526
288,730	Burberry Group Plc	7,735,132
28,987	Carnival Plc, ADR	1,219,483
1,284,086	Centrica Plc	1,166,846
608,230	Compass Group Plc	15,687,486
208,800	Crest Nicholson Holdings Plc	975,183
26,261	Croda International Plc	1,572,765
29,060	Diageo Plc, ADR	4,751,891
600,819	Diageo Plc	24,677,165
3,580	Dialog Semiconductor Plc*	169,504
134,836	Direct Line Insurance Group Plc	498,807
751,600	Dixons Carphone Plc	1,101,711
44,534	EMIS Group Plc	557,573
1,308,680	EnQuest Plc*	308,507
322,945	Experian Plc	10,343,110
91,295	Ferrexpo Plc	181,298
701,600	Firstgroup Plc*	1,188,799
76,465	Galliford Try Plc	630,855
379,000	GlaxoSmithKline Plc	8,148,007
169,233	GlaxoSmithKline Plc, ADR	7,222,864
369,540	Glencore Plc*	1,114,552
52,816	Greggs Plc	1,360,279
358,281	Halma Plc	8,702,153
240,893	Hammerson Plc REIT	841,873
162,904	IG Group Holdings Plc	1,209,699
375,314	IMI Plc	4,440,918
22,500	Imperial Brands Plc, ADR	508,500
112,000	Imperial Brands Plc	2,523,237
365,272	Inchcape Plc	2,842,536
30,282	InterContinental Hotels Group Plc	1,893,812
107,298	Intermediate Capital Group Plc	1,923,849
98,806	Intertek Group Plc	6,669,936
305,507	IWG Plc	1,539,411
1,303,800	J Sainsbury Plc	3,531,465
59,510	JD Sports Fashion Plc	551,033
172,095	Jupiter Fund Management Plc	753,706
1,350,537	Kingfisher Plc	3,441,702
5,315,800	Lloyds Banking Group Plc	3,545,216
134,120	London Stock Exchange Group Plc	12,078,371
569,000	Man Group Plc	1,225,309
676,700	Marks & Spencer Group Plc	1,538,123
243,230	Meggitt Plc	1,903,300

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
38,327	Micro Focus International Plc, ADR	542,327
26,683	Micro Focus International Plc	373,796
484,800	Mitchells & Butlers Plc*	2,288,114
256,118	Moneysupermarket.com Group Plc	1,194,284
55,240	National Grid Plc, ADR	2,990,141
277,200	Paragon Banking Group Plc	1,647,847
1,054,913	Pets at Home Group Plc	2,706,535
34,700	Prudential Plc, ADR	1,262,733
1,132,996	QinetiQ Group Plc	4,032,198
53,533	Quilter Plc	89,948
162,996	Reckitt Benckiser Group Plc	12,742,552
211,904	Redrow Plc	1,613,778
77,349	RELX Plc	1,840,834
192,666	RELX Plc (London Exchange)	4,588,185
11,123	Renishaw Plc	502,220
273,274	Rentokil Initial Plc	1,575,342
226,599	Restaurant Group Plc (The)‡	397,076
84,972	Rightmove Plc	576,539
79,327	Rio Tinto Plc	4,114,492
177,364	Rio Tinto Plc, ADR	9,238,891
41,144	Rolls-Royce Holdings Plc, ADR	399,920
266,653	Rotork Plc	1,023,578
280,600	Royal Dutch Shell Plc Class B	8,284,967
16,052	Royal Dutch Shell Plc Class B, ADR	961,515
275,200	Royal Mail Plc	717,936
66,039	Safestore Holdings Plc REIT	544,024
556,464	Saga Plc	346,294
324,347	Sage Group Plc (The)	2,763,475
52,002	Savills Plc	563,922
376,251	Senior Plc	869,815
312,296	Smith & Nephew Plc	7,539,059
103,796	Spectris Plc	3,126,066
69,831	Spirax-Sarco Engineering Plc	6,750,835
599,700	Stagecoach Group Plc	988,056
352,400	Tate & Lyle Plc	3,196,171
1,395,319	Taylor Wimpey Plc	2,776,913
909,000	Tesco Plc	2,699,586
8,113	TI Fluid Systems Plc 144A	19,295
269,872	TP ICAP Plc	1,130,715
72,420	Unilever Plc, ADR	4,352,442
1,296,195	Vodafone Group Plc	2,587,627
38,247	Whitbread Plc	2,023,838
620,760	Wm Morrison Supermarkets Plc‡	1,532,219

	Total United Kingdom	351,012,263

	United States — 2.0%
74,906	Analog Devices, Inc.	8,369,248
34,327	ANSYS, Inc.*	7,598,625
204,416	Cadence Design Systems, Inc.*	13,507,809

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued
129,520	Colgate-Palmolive Co.	9,521,015
35,909	DENTSPLY SIRONA, Inc.	1,914,309
—	International Flavors & Fragrances, Inc.	53
27,686	Nordson Corp.	4,049,354
35,675	Texas Instruments, Inc.	4,610,637

	Total United States	49,571,050

	TOTAL COMMON STOCKS (COST $2,118,345,463)	2,273,943,578

	INVESTMENT COMPANIES — 0.9%

	United States — 0.9%
295,094	iShares MSCI EAFE ETF	19,243,080
92,500	iShares MSCI Eurozone ETF	3,597,325

	Total United States	22,840,405

	TOTAL INVESTMENT COMPANIES (COST $21,356,026)	22,840,405

	PREFERRED STOCKS — 1.0%

	Brazil — 0.1%
517,660	Itausa - Investimentos Itau SA, 5.91%	1,637,960

	Germany — 0.9%
18,793	BMW AG, 7.11%	1,043,870
145,785	Henkel AG & Co. KGaA, 2.00%	14,431,279
29,593	Porsche Automobil Holding SE, 3.78%	1,926,058
22,000	Volkswagen AG, 3.28%	3,743,005

	Total Germany	21,144,212

	Russia — 0.0%
264,190	Sberbank of Russia PJSC, 8.00%	819,699
56	Transneft PJSC, 7.00%	129,896

	Total Russia	949,595

	TOTAL PREFERRED STOCKS (COST $25,760,063)	23,731,767

	RIGHTS — 0.0%

	Australia — 0.0%
2,222	Harvey Norman Holdings, Ltd., Expires 10/07/2019* ‡	2,690

	Cayman Islands — 0.0%
1,857,000	Jiangnan Group, Ltd., Expires 10/11/2019* ****	1,184

	TOTAL RIGHTS (COST $—)	3,874

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 1.4%

		Mutual Fund - Securities Lending Collateral — 1.2%
28,117,174		State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.88%## **	28,117,174

		U.S. Government and Agency Obligations — 0.2%
5,900,000		United States Treasury Bill, 1.81%, due 03/05/20*** ‡‡	5,854,555

		TOTAL SHORT-TERM INVESTMENTS (COST $33,970,387)	33,971,729

		TOTAL INVESTMENTS — 96.3% (Cost $2,199,431,939)	2,354,491,353

		Other Assets and Liabilities (net) — 3.7%	89,890,645

		NET ASSETS — 100.0%	$2,444,381,998

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		GDR — Global Depository Receipt

		NYRS — New York Registry Shares

		REIT — Real Estate Investment Trust

	##	The rate disclosed is the 7 day net yield as of September 30, 2019.

	*	Non-income producing security

	**	Represents an investment of securities lending cash collateral.

	***	All or a portion of this security is pledged for open futures collateral.

	****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $999,710 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2019 was $2,829,104.

	^	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

	‡	All or a portion of this security is out on loan.

	‡‡	Interest rate presented is yield to maturity.

	‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

	144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $20,965,996 which represents 0.9% of net assets.

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	20,993,962	JPY	2,204,429,000	02/21/20	JPMorgan Chase Bank N.A.	$390,260

Currency Abbreviations

JPY	— Japanese Yen
USD	— U.S. Dollar

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
1,177	MSCI EAFE Index	Dec 2019	$111,720,840	$(761,595)

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Pharmaceuticals	6.5
Insurance	6.4
Food	5.2
Banks	4.7
Commercial Services	4.6
Chemicals	4.3
Beverages	3.4
Semiconductors	3.3
Oil & Gas	3.2
Software	3.2
Cosmetics & Personal Care	3.0
Telecommunications	3.0
Electric	2.8
Retail	2.7
Mining	2.6
Electronics	2.3
Diversified Financial Services	2.2
Health Care — Products	2.0
Auto Manufacturers	1.7
Machinery — Diversified	1.7
Electrical Components & Equipment	1.6
Internet	1.6
Aerospace & Defense	1.5
Computers	1.5
Auto Parts & Equipment	1.3
Building Materials	1.2
Apparel	1.1
Engineering & Construction	1.1
Household Products & Wares	1.1
Real Estate	1.0
Transportation	1.0
Distribution & Wholesale	0.9
Unaffiliated Funds	0.9
Machinery — Construction & Mining	0.8
Home Builders	0.7
Miscellaneous — Manufacturing	0.7
Private Equity	0.7
Airlines	0.6
Biotechnology	0.6
Food Service	0.6
Metal Fabricate & Hardware	0.6
Agriculture	0.5
Health Care — Services	0.5
Iron & Steel	0.5
Hand & Machine Tools	0.4
Media	0.4
REITS	0.4
Gas	0.3
Holding Companies — Diversified	0.3
Leisure Time	0.2
Lodging	0.2

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Office & Business Equipment	0.2
Advertising	0.1
Energy-Alternate Sources	0.1
Entertainment	0.1
Forest Products & Paper	0.1
Home Furnishings	0.1
Investment Companies	0.1
Oil & Gas Services	0.1
Packaging & Containers	0.1
Shipbuilding	0.1
Toys, Games & Hobbies	0.1
Water	0.1
Environmental Control	0.0	*
Pipelines	0.0	*
Storage/Warehousing	0.0	*
Short-Term Investments and Other Assets and Liabilities (net)	5.1

	100.0%

* Amount rounds to zero.

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 99.8%

	Asset Backed Securities — 13.3%
155,906	AccessLex Institute, Series 2005-1, Class A4, 2.37% (3 mo. USD LIBOR plus 0.21%), due 06/22/37†	149,793
526,383	AccessLex Institute, Series 2006-1, Class A3, 2.33% (3 mo. USD LIBOR plus 0.20%), due 08/25/37†	511,535
213,615	AccessLex Institute, Series 2007-A, Class A3, 2.43% (3 mo. USD LIBOR plus 0.30%), due 05/25/36†	210,296
250,000	ALM CLO VIII, Ltd., Series 2013-8A, Class A1R, 3.79% (3 mo. USD LIBOR plus 1.49%), due 10/15/28† 144A	250,210
400,000	AmeriCredit Automobile Receivables Trust, Series 2018-1, Class C, 3.50%, due 01/18/24	411,311
170,000	AmeriCredit Automobile Receivables Trust, Series 2018-2, Class C, 3.59%, due 06/18/24	175,388
141,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class C, 3.74%, due 10/18/24	147,423
100,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class B, 3.13%, due 02/18/25	101,904
200,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class C, 3.36%, due 02/18/25	205,560
400,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, due 04/18/25	405,211
600,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class C, 2.32%, due 07/18/25	601,122
500,000	Anchorage Capital CLO 11, Ltd., Series 2019-11A, Class A, 3.53% (3 mo. USD LIBOR plus 1.39%), due 07/22/32† 144A	500,483
354,000	Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, due 06/07/49 144A	362,535
250,250	Arbys Funding LLC, Series 2015-1A, Class A2, 4.97%, due 10/30/45 144A	258,182
240,478	Asset Backed Securities Corp Home Equity Loan Trust, Series 2003-HE7, Class M1, 3.00% (1 mo. USD LIBOR plus 0.98%), due 12/15/33†	242,800
53,162	Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1A, 2.71% (1 mo. USD LIBOR plus 0.69%), due 04/25/34†	53,166
1,000,000	Atlas Senior Loan Fund CLO V, Ltd., Series 2014-1A, Class AR2, 3.58% (3 mo. USD LIBOR plus 1.26%), due 07/16/29† 144A	1,001,177
167,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.45%, due 03/20/23 144A	171,741
297,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, due 03/20/26 144A	296,170
250,000	Battalion CLO VIII, Ltd., Series 2015-8A, Class A1R, 3.64% (3 mo. USD LIBOR plus 1.34%), due 07/18/30† 144A	250,018
250,000	Benefit Street Partners CLO XII, Ltd., Series 2017-12A, Class A1, 3.55% (3 mo. USD LIBOR plus 1.25%), due 10/15/30† 144A	249,429
227,616	BlueMountain CLO, Ltd., Series 2015-1A, Class A1R, 3.63% (3 mo. USD LIBOR plus 1.33%), due 04/13/27† 144A	228,307
1,000,000	BMW Vehicle Lease Trust, Series 2018-1, Class A3, 3.26%, due 07/20/21	1,011,751
130,625	BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A, 3.28%, due 09/26/33 144A	133,175
1,713,000	Capital One Prime Auto Receivables Trust, Series 2019-1, Class A3, 2.51%, due 11/15/23	1,734,563

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued
500,000	Carlyle Global Market Strategies CLO, Ltd., Series 2017-1A, Class A1B, 3.51% (3 mo. USD LIBOR plus 1.23%), due 04/20/31† 144A	499,621
1,200,000	Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, due 10/13/30	1,367,369
238,423	CLI Funding LLC, Series 2018-1A, Class A, 4.03%, due 04/18/43 144A	240,976
292,000	CNH Equipment Trust, Series 2018-B, Class A3, 3.19%, due 11/15/23	297,506
322,575	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, due 04/25/47 144A	332,579
223,000	Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A4, 2.53% (3 mo. USD LIBOR plus 0.20%), due 03/28/35†	214,391
540,838	Commonbond Student Loan Trust, Series 2017-BGS, Class A1, 2.68%, due 09/25/42 144A	543,524
350,746	Credit Suisse Mortgage Trust, Series 2018-RPL8, Class A1, 4.13%, due 07/25/58◆◆ 144A	354,651
916,673	DB Master Finance LLC, Series 2017-1A, Class A2I, 3.63%, due 11/20/47 144A	939,855
147,375	DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, due 11/20/47 144A	152,859
749,123	DB Master Finance LLC, Series 2019-1A, Class A2I, 3.79%, due 05/20/49 144A	778,499
245,000	DLL LLC, Series 2018-ST2, Class A3, 3.46%, due 01/20/22 144A	247,976
470,400	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.12%, due 07/25/47 144A	492,952
848,680	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A2I, 3.53%, due 07/25/47 144A	850,695
300,000	Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65%, due 02/15/24	302,968
332,063	Driven Brands Funding LLC, Series 2015-1A, Class A2, 5.22%, due 07/20/45 144A	342,132
317,501	Enterprise Fleet Financing LLC, Series 2018-3, Class A2, 3.38%, due 05/20/24 144A	321,920
490,000	Evergreen Credit Card Trust, Series 2018-1, Class A, 2.95%, due 03/15/23 144A	497,540
127,075	FOCUS Brands Funding LLC, Series 2017-1A, Class A2I, 3.86%, due 04/30/47 144A	127,999
285,000	Ford Credit Auto Owner Trust, Series 2017-C, Class A4, 2.16%, due 03/15/23	286,383
1,900,000	Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A, 3.17%, due 03/15/25	1,965,864
2,564,000	Ford Credit Floorplan Master Owner Trust, Series 2018-3, Class A1, 3.52%, due 10/15/23	2,639,529
463,000	Ford Credit Floorplan Master Owner Trust, Series 2019-2, Class A, 3.06%, due 04/15/26	480,733
100,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-4, Class C, 3.62%, due 06/17/24	103,335
1,245,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-1, Class A3, 2.97%, due 11/16/23	1,263,205
335,000	GMF Floorplan Owner Revolving Trust, Series 2019-2, Class A, 2.90%, due 04/15/26 144A	345,223
915,897	Goal Capital Funding Trust, Series 2005-2, Class A4, 2.33% (3 mo. USD LIBOR plus 0.20%), due 08/25/44†	896,105
390,000	Golden Credit Card Trust, Series 2018-1A, Class A, 2.62%, due 01/15/23 144A	392,845
320,000	Golden Credit Card Trust, Series 2018-4A, Class A, 3.44%, due 10/15/25 144A	336,081
220,373	Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.66%, due 12/26/28 144A	221,054
95,591	Hilton Grand Vacations Trust, Series 2018-AA, Class A, 3.54%, due 02/25/32 144A	98,694
180,521	Home Equity Asset Trust, Series 2003-8, Class M1, 3.10% (1 mo. USD LIBOR plus 1.08%), due 04/25/34†	182,043
1,750,000	HPS Loan Management CLO, Ltd., Series 10A-16, Class A1R, 3.28% (3 mo. USD LIBOR plus 1.14%), due 01/20/28† 144A	1,751,747

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued
750,000	HPS Loan Management CLO, Ltd., Series 15A-19, Class A1, 3.49% (3 mo. USD LIBOR plus 1.32%), due 07/22/32† 144A	750,037
221,000	Hyundai Auto Receivables Trust, Series 2018-B, Class A3, 3.20%, due 12/15/22	224,825
500,000	ICG US CLO, Ltd., Series 2017-2A, Class A1, 3.54% (3 mo. USD LIBOR plus 1.28%), due 10/23/29† 144A	499,257
554,307	Invitation Homes Trust, Series 2018-SFR1, Class A, 2.72% (1 mo. USD LIBOR plus 0.70%), due 03/17/37† 144A	548,266
155,000	Jack In The Box Funding LLC, Series 2019-1A, Class A21, 3.98%, due 08/25/49 144A	157,813
155,000	Jack In The Box Funding LLC, Series 2019-1A, Class A23, 4.97%, due 08/25/49 144A	160,861
175,982	KeyCorp Student Loan Trust, Series 2004-A, Class 1A2, 2.50% (3 mo. USD LIBOR plus 0.24%), due 10/27/42†	169,643
443,398	Laurel Road Prime Student Loan Trust, Series 2017-C, Class A2B, 2.81%, due 11/25/42 144A	449,305
2,000,000	LCM XIII CLO, LP, Series 13A, Class ARR, 3.32% (3 mo. USD LIBOR plus 1.14%), due 07/19/27† 144A	2,000,105
290,166	Legacy Mortgage Asset Trust, Series 2019-GS4, Class A1, 3.44%, due 05/25/59◆◆ 144A	292,965
605,476	Limerock CLO III LLC, Series 2014-3A, Class A1R, 3.48% (3 mo. USD LIBOR plus 1.20%), due 10/20/26† 144A	605,764
122,000	MelTel Land Funding LLC, Series 2019-1A, Class A, 3.77%, due 04/15/49 144A	125,196
2,370,000	Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A4, 1.46%, due 12/15/22	2,360,426
750,000	MidOcean Credit CLO III, Series 2014-3A, Class A1R, 3.40% (3 mo. USD LIBOR plus 1.12%), due 04/21/31† 144A	742,675
152,270	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.50%, due 08/25/58◆◆ 144A	157,148
200,274	MMAF Equipment Finance LLC, Series 2017-B, Class A3, 2.21%, due 10/17/22 144A	200,380
161,000	MMAF Equipment Finance LLC, Series 2019-A, Class A3, 2.84%, due 11/13/23 144A	163,752
132,027	Morgan Stanley ABS Capital I, Inc., Series 2003-NC10, Class M1, 3.04% (1 mo. USD LIBOR plus 1.02%), due 10/25/33†	131,613
68,761	Morgan Stanley ABS Capital I, Inc., Series 2003-NC7, Class M1, 3.07% (1 mo. USD LIBOR plus 1.05%), due 06/25/33†	69,723
183,743	MVW Owner Trust, Series 2018-1A, Class A, 3.45%, due 01/21/36 144A	189,555
362,382	Navient Private Education Loan Trust, Series 2016-AA, Class A2A, 3.91%, due 12/15/45 144A	375,839
419,000	Nelnet Student Loan Trust, Series 2006-1, Class A6, 2.60% (3 mo. USD LIBOR plus 0.45%), due 08/23/36† 144A	406,981
231,117	New Century Home Equity Loan Trust, Series 2003-A, Class A, 2.74% (1 mo. USD LIBOR plus 0.72%), due 10/25/33† 144A	228,452
209,093	New Residential Mortgage LLC, Series 2018-FNT1, Class A, 3.61%, due 05/25/23 144A	211,992
129,997	New Residential Mortgage LLC, Series 2018-FNT2, Class A, 3.79%, due 07/25/54 144A	132,270
120,000	NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A2, 3.22%, due 02/15/23 144A	121,630
2,050,000	NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A2, 3.69%, due 10/15/23 144A	2,111,628
600,000	North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 3.08% (3 mo. USD LIBOR plus 0.80%), due 07/25/36†	594,132

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued
80,030	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS1, Class A, 3.19%, due 01/25/23 144A	80,443
209,357	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS2, Class A, 3.27%, due 02/25/23 144A	210,888
250,000	OCP CLO, Ltd., Series 2017-13A, Class A1A, 3.56% (3 mo. USD LIBOR plus 1.26%), due 07/15/30† 144A	250,194
2,000,000	OCP CLO, Ltd., Series 2019-17A, Class A1, 3.63% (3 mo. USD LIBOR plus 1.33%), due 07/20/32† 144A	2,001,832
1,300,000	OneMain Direct Auto Receivables Trust, Series 2017-2A, Class B, 2.55%, due 11/14/23 144A	1,301,437
300,000	OneMain Direct Auto Receivables Trust, Series 2017-2A, Class C, 2.82%, due 07/15/24 144A	300,904
700,000	OneMain Financial Issuance Trust, Series 2017-1A, Class A2, 2.83% (1 mo. USD LIBOR plus 0.80%), due 09/14/32† 144A	700,566
170,000	OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.30%, due 03/14/29 144A	173,081
108,000	Oxford Finance Funding LLC, Series 2019-1A, Class A2, 4.46%, due 02/15/27 144A	110,816
750,000	OZLM Funding IV CLO, Ltd., Series 2013-4A, Class A1R, 3.53% (3 mo. USD LIBOR plus 1.25%), due 10/22/30† 144A	749,949
750,000	OZLM IX CLO, Ltd., Series 2014-9A, Class A1AR, 3.56% (3 mo. USD LIBOR plus 1.28%), due 10/20/31† 144A	748,452
250,000	OZLM XI CLO, Ltd., Series 2015-11A, Class A1R, 3.52% (3 mo. USD LIBOR plus 1.25%), due 10/30/30† 144A	249,766
750,000	OZLM XV CLO, Ltd., Series 2016-15A, Class A1, 3.77% (3 mo. USD LIBOR plus 1.49%), due 01/20/29† 144A	751,811
500,000	OZLM XXIV CLO, Ltd., Series 2019-24A, Class A1A, 3.55% (3 mo. USD LIBOR plus 1.39%), due 07/20/32† 144A	500,481
1,000,000	Palmer Square CLO Ltd., Series 2015-1A, Class A1R2, 3.37% (3 mo. USD LIBOR plus 1.22%), due 05/21/29† 144A	1,000,665
750,000	Palmer Square CLO Ltd., Series 2018-2A, Class A1A, 3.42% (3 mo. USD LIBOR plus 1.10%), due 07/16/31† 144A	744,221
240,000	PFS Financing Corp., Series 2018-B, Class A, 2.89%, due 02/15/23 144A	242,428
650,000	Progress Residential Trust, Series 2019-SFR1, Class A, 3.42%, due 08/17/35 144A	669,270
1,329,000	Progress Residential Trust, Series 2019-SFR4, Class A, 2.69%, due 11/17/36†††† 144A	1,347,961
8,755	Renaissance Home Equity Loan Trust, Series 2005-2, Class AF4, 4.93%, due 08/25/35††	9,025
250,000	Romark CLO II, Ltd., Series 2018-2A, Class A1, 3.45% (3 mo. USD LIBOR plus 1.18%), due 07/25/31† 144A	248,242
500,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class C, 3.35%, due 07/17/23	505,350
430,000	Santander Drive Auto Receivables Trust, Series 2018-3, Class C, 3.51%, due 08/15/23	437,375
500,000	Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.81%, due 12/16/24	509,355
900,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class B, 2.28%, due 09/15/23	901,861
400,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49%, due 10/15/25	401,607
204,010	Saxon Asset Securities Trust, Series 2005-1, Class M1, 2.58% (1 mo. USD LIBOR plus 0.69%), due 05/25/35†	204,214
260,000	Sesac Finance LLC, Series 2019-1, Class A2, 5.22%, due 07/25/49 144A	269,208
114,187	Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A, 3.50%, due 06/20/35 144A	116,668

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued
114,109	Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A, 3.20%, due 01/20/36 144A	115,692
500,000	Silver Creek CLO, Ltd., Series 2014-1A, Class AR, 3.52% (3 mo. USD LIBOR plus 1.24%), due 07/20/30† 144A	498,184
2,791,591	Small Business Administration Participation Certificates, Series 2013-20H, Class 1, 3.16%, due 08/01/33	2,903,084
1,776,502	Small Business Administration Participation Certificates, Series 2013-20L, Class 1, 3.38%, due 12/01/33	1,886,356
2,545,908	Small Business Administration Participation Certificates, Series 2014-20C, Class 1, 3.21%, due 03/01/34	2,681,256
1,121,421	Small Business Administration Participation Certificates, Series 2014-20D, Class 1, 3.11%, due 04/01/34	1,173,499
817,331	Small Business Administration Participation Certificates, Series 2014-20I, Class 1, 2.92%, due 09/01/34	847,280
2,723,000	Small Business Administration Participation Certificates, Series 2019-25F, Class 1, 2.77%, due 06/01/44	2,832,022
120,274	SMB Private Education Loan Trust, Series 2015-C, Class A2A, 2.75%, due 07/15/27 144A	121,022
387,000	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.84%, due 06/15/37 144A	393,557
1,750,000	Sound Point CLO VII-R, Ltd., Series 2014-3RA, Class A1, 3.51% (3 mo. USD LIBOR plus 1.25%), due 10/23/31† 144A	1,747,218
2,750,000	Sound Point CLO XIV, Ltd., Series 2016-3A, Class AR, 3.30% (3 mo. USD LIBOR plus 1.15%), due 01/23/29† 144A	2,752,734
500,000	Sound Point CLO XVI, Ltd., Series 2017-2A, Class A, 3.56% (3 mo. USD LIBOR plus 1.28%), due 07/25/30† 144A	498,927
3,227,125	STORE Master Funding I LLC, Series 2015-1A, Class A1, 3.75%, due 04/20/45 144A	3,295,446
656,027	STORE Master Funding LLC, Series 2014-1A, Class A2, 5.00%, due 04/20/44 144A	691,201
736,652	SunTrust Student Loan Trust, Series 2006-1A, Class A4, 2.45% (3 mo. USD LIBOR plus 0.19%), due 10/28/37† 144A	721,805
284,848	Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.32%, due 11/25/48 144A	295,390
750,000	Telos CLO, Series 2013-3A, Class AR, 3.60% (3 mo. USD LIBOR plus 1.30%), due 07/17/26† 144A	750,292
250,000	TICP CLO VII, Ltd., Series 2017-7A, Class AS, 3.53% (3 mo. USD LIBOR plus 1.23%), due 07/15/29† 144A	250,180
1,951,000	Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A, 2.56%, due 11/25/31 144A	1,996,545
500,000	Trinitas CLO VI, Ltd., Series 2017-6A, Class A, 3.60% (3 mo. USD LIBOR plus 1.32%), due 07/25/29† 144A	500,234
208,250	Triton Container Finance V LLC, Series 2018-1A, Class A, 3.95%, due 03/20/43 144A	213,157
182,071	Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.07%, due 02/16/43 144A	189,410
500,000	Venture XIX CLO, Ltd., Series 2014-19A, Class ARR, 3.56% (3 mo. USD LIBOR plus 1.26%), due 01/15/32† 144A	500,758
3,462,000	Verizon Owner Trust, Series 2019-B, Class A1A, 2.33%, due 12/20/23	3,491,090
179,869	VSE VOI Mortgage LLC, Series 2017-A, Class A, 2.33%, due 03/20/35 144A	179,773
53,078	Wachovia Student Loan Trust, Series 2006-1, Class B, 2.52% (3 mo. USD LIBOR plus 0.24%), due 04/25/40† 144A	49,855

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued
750,000	Wellfleet CLO Ltd., Series 2019-1A, Class A1, 3.53% (3 mo. USD LIBOR plus 1.34%), due 07/20/32† 144A	750,626
500,000	Wellfleet CLO, Ltd., Series 2018-3A, Class A1A, 3.53% (3 mo. USD LIBOR plus 1.25%), due 01/20/32† 144A	497,876
577,553	Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, due 06/15/49 144A	591,350
125,596	Westgate Resorts LLC, Series 2017-1A, Class A, 3.05%, due 12/20/30 144A	126,136
153,000	Westlake Automobile Receivables Trust, Series 2019-1A, Class C, 3.45%, due 03/15/24 144A	155,315
1,442,000	World Omni Auto Receivables Trust, Series 2019-B, Class A3, 2.59%, due 07/15/24	1,463,107
750,000	York CLO-6, Ltd., Series 2019-1A, Class A1, 3.52% (3 mo. USD LIBOR plus 1.35%), due 07/22/32† 144A	750,719
250,000	Zais CLO 6, Ltd., Series 2017-1A, Class A1, 3.67% (3 mo. USD LIBOR plus 1.37%), due 07/15/29† 144A	250,147

		95,613,649

Par Value(a)	Description	Value ($)

	Corporate Debt — 33.6%
310,000	3M Co. (MTN), 3.25%, due 02/14/24	326,210
300,000	AbbVie, Inc., 3.60%, due 05/14/25	312,269
500,000	AbbVie, Inc., 4.50%, due 05/14/35	536,674
132,840	ABY Transmision Sur SA, 6.88%, due 04/30/43 144A	165,553
145,000	Activision Blizzard, Inc., 3.40%, due 09/15/26	150,895
60,000	Advanced Micro Devices, Inc., 7.00%, due 07/01/24	62,325
580,000	AECOM, 5.13%, due 03/15/27	611,030
400,000	AEP Texas, Inc., 3.80%, due 10/01/47	437,079
260,000	AEP Transmission Co. LLC, 3.80%, due 06/15/49	286,693
176,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.88%, due 08/14/24	176,366
75,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.63%, due 10/30/20	76,789
200,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.00%, due 10/01/21	210,341
370,000	Aetna, Inc., 4.75%, due 03/15/44	406,106
310,000	Ahern Rentals, Inc., 7.38%, due 05/15/23 144A	265,434
757,596	Air Canada Pass Through Trust, Series 2015-1, Class A, 3.60%, due 03/15/27 144A	794,415
184,934	Air Canada Pass Through Trust, Series 2017-1, Class B, 3.70%, due 01/15/26 144A	185,674
130,570	Air Canada Pass Through Trust, Series 2013-1, Class A, 4.13%, due 05/15/25 144A	138,574
146,000	Air Lease Corp., 2.25%, due 01/15/23	145,406
117,000	Aircastle, Ltd., 4.40%, due 09/25/23	123,154
199,000	Aircastle, Ltd., 5.50%, due 02/15/22	211,818
200,000	Alimentation Couche-Tard, Inc., 2.70%, due 07/26/22 144A	201,407
640,000	Allergan Funding SCS, 4.55%, due 03/15/35	680,475
55,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, due 07/15/26 144A	58,231
355,000	Ally Financial, Inc., 5.13%, due 09/30/24	388,725
130,000	Altice Financing SA, 6.63%, due 02/15/23 144A	133,738
475,000	Amazon.com, Inc., 3.15%, due 08/22/27	505,029
284,000	Amazon.com, Inc., 4.05%, due 08/22/47	341,710
190,000	AMC Networks, Inc., 5.00%, due 04/01/24	196,181
225,000	American Airlines Pass Through Trust, Series 2019-1, Class AA, 3.15%, due 02/15/32	231,241
303,451	American Airlines Pass Through Trust, Series 2015-1, Class A, 3.38%, due 05/01/27	314,330

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
150,000	American Airlines Pass Through Trust, Series 2019-1, Class A, 3.50%, due 02/15/32	155,890
141,882	American Airlines Pass Through Trust, Series 2017-2, Class A, 3.60%, due 10/15/29	145,638
220,815	American Airlines Pass Through Trust, Series 2017-1, Class AA, 3.65%, due 02/15/29	235,354
121,457	American Airlines Pass Through Trust, Series 2015-1, Class B, 3.70%, due 05/01/23	122,860
120,923	American Airlines Pass Through Trust, Series 2017-1, Class A, 4.00%, due 02/15/29	129,314
242,491	American Airlines Pass Through Trust, Series 2016-1, Class A, 4.10%, due 01/15/28	260,741
2,592,796	American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, due 01/15/23	2,720,621
48,337	American Airlines Pass Through Trust, Series 2001-1, Class A, 6.98%, due 05/23/21	49,334
390,000	American Express Co., 2.50%, due 08/01/22	394,051
982,000	American Express Co., 3.70%, due 08/03/23	1,035,253
280,000	American Homes 4 Rent, LP REIT, 4.25%, due 02/15/28	301,758
1,400,000	American International Group, Inc., 4.88%, due 06/01/22	1,496,698
230,000	American Tower Corp. REIT, 2.95%, due 01/15/25	235,136
421,000	American Tower Corp. REIT, 3.55%, due 07/15/27	443,699
190,000	American Tower Corp. REIT, 3.80%, due 08/15/29	203,198
190,000	AmeriGas Partners, LP/AmeriGas Finance Corp., 5.50%, due 05/20/25	204,962
150,000	Anglo American Capital Plc, 4.75%, due 04/10/27‡ 144A	161,897
1,139,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	1,361,207
275,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, due 04/15/48	317,695
200,000	Antero Resources Corp., 5.00%, due 03/01/25‡	163,692
150,000	Antero Resources Corp., 5.38%, due 11/01/21	145,313
5,000	Anthem, Inc., 5.10%, due 01/15/44	5,832
225,000	Aquarion Co., 4.00%, due 08/15/24 144A	238,566
233,000	Archrock Partners, LP/Archrock Partners Finance Corp., 6.00%, due 10/01/22‡	236,204
265,000	Arconic, Inc., 5.13%, due 10/01/24	282,414
175,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.00%, due 02/15/25 144A	183,417
239,000	Ares Capital Corp., 3.63%, due 01/19/22	243,053
140,000	Ashtead Capital, Inc., 4.38%, due 08/15/27 144A	144,550
117,000	ASP AMC Merger Sub, Inc., 8.00%, due 05/15/25 144A	80,145
2,000,000	AT&T, Inc., 2.50%, due 11/27/22‡‡ 144A	1,852,632
150,000	AT&T, Inc., 2.63%, due 12/01/22	151,725
700,000	AT&T, Inc., 3.31% (3 mo. USD LIBOR plus 1.18%), due 06/12/24†	713,290
1,074,000	AT&T, Inc., 3.40%, due 05/15/25	1,121,431
461,000	AT&T, Inc., 3.80%, due 02/15/27	488,654
25,000	AT&T, Inc., 4.30%, due 02/15/30	27,531
10,000	AT&T, Inc., 4.45%, due 05/15/21	10,358
1,055,000	AT&T, Inc., 4.85%, due 03/01/39	1,198,414
110,000	AT&T, Inc., 5.25%, due 03/01/37	129,650
130,000	Australia & New Zealand Banking Group, Ltd., 6.75% (5 year USD ICE swap plus 5.17%)† ††††† 144A	144,086
192,000	Avolon Holdings Funding, Ltd., 5.13%, due 10/01/23 144A	204,192
139,000	AXA SA, 8.60%, due 12/15/30	200,980
160,000	Azul Investments LLP, 5.88%, due 10/26/24‡ 144A	160,200
942,000	BAE Systems Finance, Inc., 7.50%, due 07/01/27 144A	1,226,974
200,000	Banco Santander SA, 3.85%, due 04/12/23	208,552
100,000	Banco Santander SA, 4.38%, due 04/12/28‡	109,484
137,000	Banff Merger Sub, Inc., 9.75%, due 09/01/26 144A	131,452
470,000	Bank of America Corp., 3.50%, due 04/19/26	499,397

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
160,000	Bank of America Corp., 5.13% (3 mo. USD LIBOR plus 3.29%)† †††††	165,600
58,000	Bank of America Corp., 5.53% (3 mo. USD LIBOR plus 3.39%)† †††††	58,164
405,000	Bank of America Corp., Series DD, 6.30% (3 mo. USD LIBOR plus 4.55%)† ††††† ‡	455,971
755,000	Bank of America Corp., (MTN), 3.59% (3 mo. USD LIBOR plus 1.37%), due 07/21/28†	797,724
1,535,000	Bank of America Corp., (MTN), 3.82% (3 mo. USD LIBOR plus 1.58%), due 01/20/28†	1,649,000
342,000	Bank of America Corp., (MTN), Series L, 3.95%, due 04/21/25	362,672
500,000	Bank of America Corp., (MTN), 4.13%, due 01/22/24	538,486
135,000	Bank of America Corp., (MTN), 4.20%, due 08/26/24	144,894
210,000	Bank of America Corp., (MTN), 4.27% (3 mo. USD LIBOR plus 1.31%), due 07/23/29†	233,782
213,000	Bank of America Corp., (MTN), 4.33% (3 mo. USD LIBOR plus 1.52%), due 03/15/50†	251,355
1,187,000	Bank of America Corp., (MTN), 4.45%, due 03/03/26	1,294,598
575,000	Barclays Plc, 3.68%, due 01/10/23	585,027
190,000	Barclays Plc, 4.38%, due 01/12/26	200,913
400,000	Barclays Plc, 4.97% (3 mo. USD LIBOR plus 1.90%), due 05/16/29†	439,156
770,000	BAT Capital Corp., 3.22%, due 08/15/24	778,955
305,000	Bausch Health Cos., Inc., 6.13%, due 04/15/25 144A	316,819
255,000	Bayer US Finance II LLC, 2.74% (3 mo. USD LIBOR plus 0.63%), due 06/25/21† 144A	254,782
335,000	Bayer US Finance II LLC, 3.50%, due 06/25/21 144A	341,805
345,000	BB&T Corp., 4.80% (5 year CMT plus 3.00%)† †††††	345,428
85,000	Berkshire Hathaway Energy Co., 5.95%, due 05/15/37	117,207
1,312,000	Berkshire Hathaway Energy Co., 6.13%, due 04/01/36	1,819,496
105,000	BHP Billiton Finance USA, Ltd., 6.25% (5 year USD swap plus 4.97%), due 10/19/75† 144A	108,940
200,000	BidFair MergeRight, Inc., 7.38%, due 10/15/27†††† 144A	204,264
1,099,000	Blackstone Holdings Finance Co. LLC, 4.75%, due 02/15/23 144A	1,187,511
110,000	BMW US Capital LLC, 2.75% (3 mo. USD LIBOR plus 0.41%), due 04/12/21† 144A	110,108
510,000	BNP Paribas SA, 3.38%, due 01/09/25 144A	527,016
185,000	Boeing Co. (The), 3.75%, due 02/01/50	200,358
250,000	BPCE SA, 4.50%, due 03/15/25 144A	265,784
255,000	BPCE SA, 5.70%, due 10/22/23 144A	281,333
190,000	Braskem Netherlands Finance BV, 4.50%, due 01/10/28 144A	190,950
395,000	Brighthouse Financial, Inc., 3.70%, due 06/22/27‡	390,431
530,000	Bristol-Myers Squibb Co., 2.90%, due 07/26/24 144A	546,762
55,000	Bristol-Myers Squibb Co., 4.13%, due 06/15/39 144A	62,442
360,000	Bristol-Myers Squibb Co., 4.25%, due 10/26/49 144A	418,636
95,614	British Airways Pass Through Trust, Series 2018-1, Class A, 4.13%, due 09/20/31 144A	100,934
825,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.88%, due 01/15/27	829,216
585,000	Broadcom, Inc., 3.63%, due 10/15/24 144A	595,197
240,000	Broadcom, Inc., 4.75%, due 04/15/29 144A	253,950
140,000	C&W Senior Financing DAC, 6.88%, due 09/15/27 144A	145,600
130,000	Cablevision Systems Corp., 5.88%, due 09/15/22	140,400
509,000	Canadian Pacific Railway Co., 6.13%, due 09/15/15#	761,953
345,000	Cantor Fitzgerald, LP, 4.88%, due 05/01/24 144A	364,434

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
1,095,000	Capital One Financial Corp., 3.30%, due 10/30/24	1,134,092
200,000	Capital One Financial Corp., 3.50%, due 06/15/23‡	208,427
155,000	Capital One Financial Corp., 3.90%, due 01/29/24	163,864
55,000	Catalent Pharma Solutions, Inc., 5.00%, due 07/15/27 144A	57,200
82,000	CBS Corp., 3.38%, due 03/01/22	83,869
1,180,000	CBS Corp., 3.70%, due 08/15/24	1,235,072
115,000	CCM Merger, Inc., 6.00%, due 03/15/22 144A	118,163
210,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, due 06/01/29 144A	224,175
715,000	Celgene Corp., 2.25%, due 08/15/21	715,243
218,000	Celgene Corp., 3.25%, due 02/20/23‡	225,818
130,000	Cemex SAB de CV, 6.13%, due 05/05/25 144A	135,525
250,000	Cenovus Energy, Inc., 5.40%, due 06/15/47‡	281,899
218,000	Centene Corp., 5.38%, due 06/01/26 144A	228,627
155,000	CenterPoint Energy, Inc., 2.50%, due 09/01/24	155,131
335,000	CenterPoint Energy, Inc., 3.70%, due 09/01/49‡	339,648
454,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.20%, due 03/15/28	477,869
5,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, due 07/23/22	5,266
270,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 05/01/47	294,661
466,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.75%, due 04/01/48	532,059
1,714,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, due 10/23/35	2,078,287
744,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, due 10/23/45	906,616
234,000	Chemours Co. (The), 6.63%, due 05/15/23‡	231,952
104,000	Cheniere Corpus Christi Holdings LLC, 5.13%, due 06/30/27	114,075
255,000	Cheniere Energy Partners, LP, 4.50%, due 10/01/29 144A	261,694
101,000	Chesapeake Energy Corp., 7.50%, due 10/01/26	69,185
520,000	Cigna Corp., 4.90%, due 12/15/48‡	597,341
185,000	Cimarex Energy Co., 4.38%, due 06/01/24	194,513
315,000	Cincinnati Bell, Inc., 7.00%, due 07/15/24‡ 144A	292,950
395,000	Citigroup, Inc., 3.20%, due 10/21/26	408,674
1,342,000	Citigroup, Inc., 3.40%, due 05/01/26	1,402,886
310,000	Citigroup, Inc., 3.67% (3 mo. USD LIBOR plus 1.39%), due 07/24/28†	328,438
1,585,000	Citigroup, Inc., 3.89% (3 mo. USD LIBOR plus 1.56%), due 01/10/28†	1,699,079
180,000	Citigroup, Inc., 4.40%, due 06/10/25	193,902
439,000	Citigroup, Inc., 4.60%, due 03/09/26	480,023
150,000	Citigroup, Inc., 5.50%, due 09/13/25	170,179
130,000	Citigroup, Inc., 5.90% (3 mo. USD LIBOR plus 4.23%)† †††††	135,293
230,000	Citigroup, Inc., 5.95% (3 mo. USD LIBOR plus 4.07%)† ††††† ‡	239,364
550,000	Citigroup, Inc., 5.95% (3 mo. USD LIBOR plus 4.10%)† †††††	561,712
120,000	Citigroup, Inc., 6.13% (3 mo. USD LIBOR plus 4.48%)† ††††† ‡	123,402
360,000	Citigroup, Inc., Series T, 6.25% (3 mo. USD LIBOR plus 4.52%)† †††††	401,258
45,000	Clean Harbors, Inc., 4.88%, due 07/15/27 144A	47,081
208,000	Clearway Energy Operating LLC, 5.38%, due 08/15/24	213,980
524,000	Cleveland Clinic Foundation (The), 4.86%, due 01/01/14#	684,734

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
245,000	CNAC HK Finbridge Co., Ltd., Reg S, 3.50%, due 07/19/22‡‡‡	248,035
261,000	CNO Financial Group, Inc., 5.25%, due 05/30/25	281,338
105,000	CNO Financial Group, Inc., 5.25%, due 05/30/29	115,238
335,000	CNOOC Finance 2013, Ltd., 2.88%, due 09/30/29	334,330
153,000	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, due 08/15/26 144A	160,883
130,000	Columbia Pipeline Group, Inc., 4.50%, due 06/01/25	140,214
5,000	Comcast Corp., 3.97%, due 11/01/47	5,500
20,000	Comcast Corp., 6.50%, due 11/15/35	28,056
54,000	Commercial Metals Co., 5.38%, due 07/15/27	54,810
1,419,000	CommonSpirit Health, 2.76%, due 10/01/24	1,438,128
350,000	Commonwealth Edison Co., 4.00%, due 03/01/48	401,103
315,000	CommScope, Inc., 8.25%, due 03/01/27‡ 144A	307,814
130,000	Comunicaciones Celulares SA Via Comcel Trust, 6.88%, due 02/06/24‡ 144A	134,225
132,000	Conagra Brands, Inc., 3.80%, due 10/22/21	136,272
45,000	Concho Resources, Inc., 4.88%, due 10/01/47	51,529
326,000	Connect Finco SARL/Connect US Finco LLC, 6.75%, due 10/01/26†††† 144A	332,520
65,000	Consolidated Edison Co. of New York, Inc., 4.30%, due 12/01/56	74,610
350,000	Consolidated Edison Co. of New York, Inc., 4.50%, due 12/01/45	416,041
1,026,404	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.98%, due 04/19/22	1,084,088
700,000	Continental Resources, Inc., 4.50%, due 04/15/23	727,264
298,000	Continental Resources, Inc., 5.00%, due 09/15/22	300,819
1,185,000	Cooperatieve Rabobank UA, 3.88%, due 09/26/23 144A	1,256,382
390,000	Corp. Andina de Fomento, 2.13%, due 09/27/21	388,280
55,000	Corp. Andina de Fomento, 2.75%, due 01/06/23	55,456
1,526,000	Cox Communications, Inc., 3.35%, due 09/15/26 144A	1,577,405
118,000	Credit Acceptance Corp., 6.13%, due 02/15/21	118,516
250,000	Credit Agricole SA, 3.75%, due 04/24/23 144A	261,453
175,000	Credit Agricole SA, 7.88% (5 year USD swap plus 4.90%)† ††††† 144A	195,672
275,000	Credit Suisse Group AG, 7.50% (5 year USD swap plus 4.60%)† ††††† 144A	294,103
500,000	Credit Suisse Group Funding Guernsey, Ltd., 3.45%, due 04/16/21	508,381
125,000	Credito Real SAB de CV SOFOM ER, 9.13% (5 year CMT plus 7.03%)† ††††† 144A	128,751
230,000	Crown Castle Holdings GS V LLC/Crown Castle GS III Corp. REIT, 3.85%, due 04/15/23	241,220
165,000	CSC Holdings LLC, 5.75%, due 01/15/30‡ 144A	172,651
125,000	CSC Holdings LLC, 7.50%, due 04/01/28 144A	141,394
311,000	CSI Compressco, LP/CSI Compressco Finance, Inc., 7.25%, due 08/15/22	282,886
239,000	CSI Compressco, LP/CSI Compressco Finance, Inc., 7.50%, due 04/01/25 144A	236,012
1,160,000	CVS Health Corp., 2.75%, due 12/01/22	1,174,354
73,000	CVS Health Corp., 3.00%, due 08/15/26	73,473
320,000	CVS Health Corp., 4.10%, due 03/25/25	342,130
50,000	CVS Health Corp., 4.78%, due 03/25/38	54,847
199,000	CVS Health Corp., 5.05%, due 03/25/48	226,207
130,000	CVS Health Corp., 5.13%, due 07/20/45	147,579
733,125	CVS Pass-Through Trust, 6.94%, due 01/10/30	866,385
1,904,383	CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	2,352,331
160,000	Cydsa SAB DE CV, 6.25%, due 10/04/27 144A	163,802
1,135,000	Daimler Finance North America LLC, 2.55%, due 08/15/22 144A	1,139,764
276,000	Daimler Finance North America LLC, 3.75%, due 11/05/21 144A	283,860

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
187,000		Danske Bank AS, 5.00%, due 01/12/22 144A	196,668
355,000		DaVita, Inc., 5.00%, due 05/01/25	354,936
70,000		DCP Midstream Operating, LP, 5.13%, due 05/15/29	71,400
578,000		DCP Midstream Operating, LP, 5.35%, due 03/15/20 144A	583,780
380,000		DCP Midstream Operating, LP, 5.85% (3 mo. USD LIBOR plus 3.85%), due 05/21/43† 144A	347,054
371,000		DCP Midstream, LP, Series A, 7.38% (3 mo. USD LIBOR plus 5.15%)† ††††† ‡	353,014
392,000		Dell International LLC/EMC Corp., 4.90%, due 10/01/26 144A	420,516
399,000		Dell International LLC/EMC Corp., 5.30%, due 10/01/29‡ 144A	435,379
268,000		Dell International LLC/EMC Corp., 6.02%, due 06/15/26 144A	301,615
464,000		Dell International LLC/EMC Corp., 8.35%, due 07/15/46 144A	612,790
782,880		Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, due 08/10/22	860,268
380,000		Delta Air Lines, Inc., 3.63%, due 03/15/22	390,573
268,000		Delta Air Lines, Inc., 3.80%, due 04/19/23	278,150
315,000		Delta Air Lines, Inc., 4.38%, due 04/19/28‡	336,575
300,000		Deutsche Bank AG, 5.00%, due 02/14/22	310,990
375,000		Deutsche Bank AG, (MTN), 3.38%, due 05/12/21	374,574
305,000	EUR	DH Europe Finance II Sarl, 1.35%, due 09/18/39	333,663
125,000		Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, due 08/15/27‡ 144A	130,000
132,000		Diamondback Energy, Inc., 4.75%, due 11/01/24	135,465
1,522,000		Digital Realty Trust, LP REIT, 3.70%, due 08/15/27	1,598,511
276,000		Discover Bank, 2.45%, due 09/12/24	275,543
362,000		Discover Financial Services, 3.95%, due 11/06/24	384,362
70,000		Discover Financial Services, 4.10%, due 02/09/27	74,547
245,000		Dollar Tree, Inc., 3.00% (3 mo. USD LIBOR plus 0.70%), due 04/17/20†	245,046
505,000		Dollar Tree, Inc., 4.20%, due 05/15/28‡	543,097
854,000		Dominion Energy, Inc., 2.72%, due 08/15/21††	859,611
115,000		Dominion Energy, Inc., 2.85%, due 08/15/26	115,676
1,839,000		Duke Energy Corp., 3.55%, due 09/15/21	1,882,766
420,000		Duke Energy Florida LLC, 3.40%, due 10/01/46	434,463
195,000		Duke Energy Progress LLC, 3.70%, due 10/15/46	209,820
190,000		El Paso Natural Gas Co. LLC, 8.38%, due 06/15/32	262,747
95,000		Eldorado Resorts, Inc., 6.00%, due 09/15/26	104,500
80,000		Eldorado Resorts, Inc., 7.00%, due 08/01/23	83,800
360,000		Electricite de France SA, 5.25% (10 year USD swap plus 3.71%)† ††††† 144A	368,807
102,000		Embraer Netherlands Finance BV, 5.05%, due 06/15/25	111,882
250,000		Embraer Overseas, Ltd., 5.70%, due 09/16/23 144A	277,187
308,000		Emera US Finance, LP, 3.55%, due 06/15/26	322,967
279,000		Enable Midstream Partners, LP, 3.90%, due 05/15/24	284,575
360,000		Enable Midstream Partners, LP, 4.95%, due 05/15/28	374,209
285,000		Enbridge, Inc., 5.50% (3 mo. USD LIBOR plus 3.42%), due 07/15/77† ‡	287,277
247,000		Enbridge, Inc., 6.25% (3 mo. USD LIBOR plus 3.64%), due 03/01/78†	262,115
265,000		Encana Corp., 6.50%, due 08/15/34	323,403
42,000		Encompass Health Corp., 4.50%, due 02/01/28	42,567
525,000		Enel Finance International NV, 2.65%, due 09/10/24 144A	526,168
70,000		Energy Transfer Operating, LP, 4.20%, due 04/15/27	73,808
358,000		Energy Transfer Operating, LP, 4.25%, due 03/15/23	374,305
240,000		Energy Transfer Operating, LP, 5.15%, due 03/15/45	252,299
970,000		Energy Transfer Operating, LP, 5.50%, due 06/01/27	1,099,050

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
244,000	Energy Transfer Operating, LP, 5.88%, due 01/15/24	271,441
300,000	Energy Transfer Operating, LP, 6.00%, due 06/15/48	354,954
340,000	Energy Transfer Operating, LP, 6.25%, due 04/15/49	413,484
227,000	Enova International, Inc., 8.50%, due 09/15/25 144A	207,421
440,000	Enterprise Products Operating LLC, 5.25% (3 mo. USD LIBOR plus 3.03%), due 08/16/77†	436,913
179,000	Equinix, Inc. REIT, 5.38%, due 05/15/27	193,432
2,045,000	Escrow GCB General Motors, 8.38%, due 07/15/49* **** ^	—
769,000	Exelon Corp., 5.10%, due 06/15/45	953,661
300,000	Exelon Generation Co. LLC, 5.20%, due 10/01/19	300,000
380,000	Expedia Group, Inc., 3.25%, due 02/15/30 144A	379,745
460,000	Expedia Group, Inc., 3.80%, due 02/15/28	481,844
420,000	Expedia Group, Inc., 5.00%, due 02/15/26	472,168
1,790,000	Express Scripts Holding Co., 3.40%, due 03/01/27	1,850,784
770,000	FedEx Corp., 4.05%, due 02/15/48	756,484
1,360,000	Ferguson Finance Plc, 4.50%, due 10/24/28 144A	1,458,456
157,000	Fifth Third Bancorp, 5.10% (3 mo. USD LIBOR plus 3.03%)† †††††	158,963
135,000	First Quantum Minerals, Ltd., 6.88%, due 03/01/26 144A	129,263
245,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	346,895
259,000	Fiserv, Inc., 2.75%, due 07/01/24	263,788
380,000	Fiserv, Inc., 3.20%, due 07/01/26	393,843
200,000	FLIR Systems, Inc., 3.13%, due 06/15/21	202,222
200,000	Ford Motor Credit Co. LLC, 3.34%, due 03/18/21	200,991
915,000	Ford Motor Credit Co. LLC, 3.35%, due 11/01/22	915,788
425,000	Ford Motor Credit Co. LLC, 3.81%, due 10/12/21	430,871
435,000	Ford Motor Credit Co. LLC, 5.88%, due 08/02/21	455,772
160,000	Freedom Mortgage Corp., 8.13%, due 11/15/24‡ 144A	148,000
72,000	Freedom Mortgage Corp., 8.25%, due 04/15/25 144A	66,420
113,000	GCI LLC, 6.63%, due 06/15/24 144A	122,181
146,000	GCI LLC, 6.88%, due 04/15/25	154,395
1,355,000	GE Capital International Funding Co. Unlimited Co., 2.34%, due 11/15/20	1,352,095
563,000	GE Capital International Funding Co. Unlimited Co., 4.42%, due 11/15/35	590,180
80,000	General Electric Co., (MTN), 4.38%, due 09/16/20	81,395
375,000	General Electric Co., (MTN), 5.55%, due 01/05/26	424,401
305,000	General Motors Co., 4.00%, due 04/01/25	313,506
380,000	General Motors Co., 4.88%, due 10/02/23	407,887
160,000	General Motors Financial Co., Inc., 3.16% (3 mo. USD LIBOR plus 0.85%), due 04/09/21†	159,947
120,000	General Motors Financial Co., Inc., 3.55%, due 04/09/21	121,783
596,000	General Motors Financial Co., Inc., 4.00%, due 01/15/25	612,297
1,485,000	General Motors Financial Co., Inc., 4.15%, due 06/19/23	1,544,378
304,000	General Motors Financial Co., Inc., 4.30%, due 07/13/25‡	315,972
44,000	GEO Group (The), Inc. REIT, 6.00%, due 04/15/26	35,728
361,000	GlaxoSmithKline Capital Plc, 3.00%, due 06/01/24	373,920
424,000	GLP Capital, LP/GLP Financing II, Inc. REIT, 5.38%, due 04/15/26	467,401
161,000	Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 9.88%, due 05/01/24‡ 144A	172,672
919,000	Goldman Sachs Group (The), Inc., 2.63%, due 04/25/21	924,584
140,000	Goldman Sachs Group (The), Inc., 3.50%, due 01/23/25	146,039
85,000	Goldman Sachs Group (The), Inc., 3.75%, due 02/25/26	89,960

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
320,000	Goldman Sachs Group (The), Inc., 3.81% (3 mo. USD LIBOR plus 1.16%), due 04/23/29†	340,020
902,000	Goldman Sachs Group (The), Inc., 3.85%, due 01/26/27	957,180
125,000	Goldman Sachs Group (The), Inc., 5.30% (3 mo. USD LIBOR plus 3.83%)† †††††	131,363
465,000	Goldman Sachs Group (The), Inc., 5.38% (3 mo. USD LIBOR plus 3.92%)† †††††	470,527
1,850,000	Goldman Sachs Group (The), Inc., 5.75%, due 01/24/22	1,993,825
175,000	Greenko Dutch BV, 4.88%, due 07/24/22 144A	175,500
84,000	H&E Equipment Services, Inc., 5.63%, due 09/01/25	86,785
73,000	Harsco Corp., 5.75%, due 07/31/27 144A	76,197
123,000	HCA, Inc., 4.13%, due 06/15/29	129,241
230,000	HCA, Inc., 5.25%, due 04/15/25	256,124
227,000	HCA, Inc., 5.25%, due 06/15/26	253,106
150,000	HCA, Inc., 5.38%, due 02/01/25	164,250
620,000	HCP, Inc. REIT, 4.25%, due 11/15/23	662,262
45,000	Hewlett Packard Enterprise Co., 2.10%, due 10/04/19 144A	44,999
85,000	Hilton Domestic Operating Co., Inc., 5.13%, due 05/01/26	89,463
97,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.13%, due 12/01/24	103,548
405,000	HSBC Holdings Plc, 3.95% (3 mo. USD LIBOR plus 0.99%), due 05/18/24† ‡	424,075
260,000	HSBC Holdings Plc, 6.88% (5 year USD ICE swap plus 5.51%)† ††††† ‡	272,831
297,000	Huntington Ingalls Industries, Inc., 5.00%, due 11/15/25‡ 144A	311,850
224,000	Husky Energy, Inc., 3.95%, due 04/15/22	231,152
332,000	IHS Markit, Ltd., 4.00%, due 03/01/26 144A	350,426
125,000	IHS Markit, Ltd., 4.75%, due 02/15/25 144A	135,938
165,000	IHS Markit, Ltd., 4.75%, due 08/01/28	184,222
110,000	IHS Markit, Ltd., 5.00%, due 11/01/22 144A	117,320
220,000	ING Bank NV, 5.80%, due 09/25/23 144A	244,270
215,000	ING Groep NV, 3.55%, due 04/09/24	224,760
200,000	Instituto Costarricense de Electricidad, 6.38%, due 05/15/43 144A	166,252
170,000	International Game Technology Plc, 6.50%, due 02/15/25 144A	189,562
200,000	Israel Electric Corp., Ltd., 6.88%, due 06/21/23 144A	228,400
182,000	Jacobs Entertainment, Inc., 7.88%, due 02/01/24 144A	194,740
52,000	JB Poindexter & Co., Inc., 7.13%, due 04/15/26 144A	54,080
245,000	Jefferies Financial Group, Inc, 5.50%, due 10/18/23	266,016
500,000	Jefferies Group LLC, 5.13%, due 01/20/23	538,394
300,000	Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, due 01/23/30	300,286
248,000	Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.85%, due 01/15/27	263,291
462,000	JPMorgan Chase & Co., 2.95%, due 10/01/26	474,084
560,000	JPMorgan Chase & Co., 3.51% (3 mo. USD LIBOR plus 0.61%), due 06/18/22†	572,761
1,200,000	JPMorgan Chase & Co., 3.78% (3 mo. USD LIBOR plus 1.34%), due 02/01/28†	1,284,846
341,000	JPMorgan Chase & Co., 3.96% (3 mo. USD LIBOR plus 1.25%), due 01/29/27†	368,978
625,000	JPMorgan Chase & Co., 3.96% (3 mo. USD LIBOR plus 1.38%), due 11/15/48†	701,814
340,000	JPMorgan Chase & Co., 4.01% (3 mo. USD LIBOR plus 1.12%), due 04/23/29†	371,644
1,200,000	JPMorgan Chase & Co., 4.20% (3 mo. USD LIBOR plus 1.26%), due 07/23/29†	1,330,995
180,000	JPMorgan Chase & Co., 5.00% (SOFR plus 3.38%)† †††††	184,252
555,000	JPMorgan Chase & Co., 5.30% (3 mo. USD LIBOR plus 3.80%)† †††††	561,363
373,000	JPMorgan Chase & Co., Series S, 6.75% (3 mo. USD LIBOR plus 3.78%)† †††††	414,297
200,000	KazMunayGas National Co. JSC, 4.75%, due 04/24/25 144A	218,559
379,000	Keurig Dr Pepper, Inc., 3.55%, due 05/25/21	387,212

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
160,000	Kinder Morgan Energy Partners, LP, 7.75%, due 03/15/32	216,382
160,000	Kinder Morgan Inc., 3.15%, due 01/15/23	163,881
1,240,000	KKR Group Finance Co. II LLC, 5.50%, due 02/01/43 144A	1,504,160
226,000	KLA-Tencor Corp., 4.10%, due 03/15/29	249,551
225,000	Klabin Finance SA, 4.88%, due 09/19/27 144A	228,715
360,000	Kraft Heinz Foods Co., 3.50%, due 06/06/22	370,136
320,000	Kraft Heinz Foods Co., 3.75%, due 04/01/30 144A	323,261
205,000	Kraft Heinz Foods Co., 4.88%, due 02/15/25 144A	211,054
296,000	Kraft Heinz Foods Co., 4.88%, due 10/01/49 144A	299,353
129,000	Kratos Defense & Security Solutions, Inc., 6.50%, due 11/30/25 144A	138,030
1,140,000	Kroger Co. (The), 4.00%, due 02/01/24	1,213,740
300,000	L Brands, Inc., 5.63%, due 10/15/23‡	317,250
47,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, due 03/15/22 144A	49,037
88,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, due 10/01/25 144A	90,200
286,000	Lam Research Corp., 3.75%, due 03/15/26	305,671
232,000	Lam Research Corp., 4.88%, due 03/15/49	284,055
110,000	Laureate Education, Inc., 8.25%, due 05/01/25 144A	120,175
201,000	Lazard Group LLC, 4.38%, due 03/11/29	218,393
215,000	Lear Corp., 5.25%, due 01/15/25	222,094
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86%**** ††† †††††	165
890,000	Lehman Brothers Holdings, Inc., 6.50%, due 07/19/17**** †††	312
270,000	Lehman Brothers Holdings, Inc., (MTN), 6.75%, due 12/28/17**** †††	95
254,000	Liberty Mutual Group, Inc., 4.25%, due 06/15/23 144A	269,490
2,033,000	Liberty Mutual Group, Inc., 4.57%, due 02/01/29 144A	2,270,318
324,000	Liberty Mutual Group, Inc., 7.80%, due 03/15/37 144A	429,817
105,000	Lions Gate Capital Holdings LLC, 5.88%, due 11/01/24 144A	108,413
145,000	Liquid Telecommunications Financing Plc, 8.50%, due 07/13/22 144A	143,685
585,000	Lloyds Banking Group Plc, 4.45%, due 05/08/25	630,071
265,000	Lloyds Banking Group Plc, 7.50% (5 year USD swap plus 4.76%)† †††††	284,769
713,000	Lockheed Martin Corp., 4.70%, due 05/15/46	906,347
284,000	LSC Communications, Inc., 8.75%, due 10/15/23‡ 144A	208,740
140,000	M&T Bank Corp., Series F, 5.13% (3 mo. USD LIBOR plus 3.52%)† ††††† ‡	147,126
270,000	Macquarie Bank, Ltd., 4.88%, due 06/10/25 144A	290,721
1,484,000	Macquarie Group, Ltd., 4.15% (3 mo. USD LIBOR plus 1.33%), due 03/27/24† 144A	1,566,455
55,000	Magellan Midstream Partners, LP, 4.25%, due 09/15/46	58,528
200,000	Magellan Midstream Partners, LP, 5.15%, due 10/15/43	236,435
230,000	Martin Marietta Materials, Inc., 4.25%, due 07/02/24	246,238
328,000	Marvell Technology Group, Ltd., 4.88%, due 06/22/28	364,588
460,000	Massachusetts Institute of Technology, 4.68%, due 07/01/14#	648,475
321,000	MDC Partners, Inc., 6.50%, due 05/01/24‡ 144A	294,116
445,000	MEDNAX, Inc., 5.25%, due 12/01/23 144A	453,455
154,000	MEDNAX, Inc., 6.25%, due 01/15/27 144A	153,219
260,000	Methanex Corp., 5.25%, due 12/15/29	261,552
145,000	MetLife, Inc., 6.40%, due 12/15/36	172,187
103,000	MGIC Investment Corp., 5.75%, due 08/15/23	113,043
190,000	Microchip Technology, Inc., 3.92%, due 06/01/21	194,139
558,000	Microchip Technology, Inc., 4.33%, due 06/01/23	586,484

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
590,000	Micron Technology, Inc., 4.19%, due 02/15/27	607,608
155,000	Micron Technology, Inc., 4.98%, due 02/06/26	167,098
512,000	Micron Technology, Inc., 5.33%, due 02/06/29‡	562,927
295,000	Microsoft Corp., 4.00%, due 02/12/55	352,162
288,000	Microsoft Corp., 4.45%, due 11/03/45	364,216
515,000	Mitsubishi UFJ Financial Group, Inc., 3.22%, due 03/07/22	527,301
1,051,000	Morgan Stanley, 3.13%, due 07/27/26	1,084,063
945,000	Morgan Stanley, 3.59% (3 mo. USD LIBOR plus 1.34%), due 07/22/28†	996,976
921,000	Morgan Stanley, 3.88%, due 04/29/24	980,425
325,000	Morgan Stanley, 5.91% (3 mo. USD LIBOR plus 3.61%)† †††††	328,071
620,000	Morgan Stanley, (MTN), 3.77% (3 mo. USD LIBOR plus 1.14%), due 01/24/29†	663,164
230,000	Morgan Stanley, (MTN), 3.88%, due 01/27/26	247,072
1,000,000	Morgan Stanley, (MTN), 4.35%, due 09/08/26	1,083,772
408,000	Motorola Solutions, Inc., 4.60%, due 02/23/28	440,887
252,000	MPLX, LP, 4.00%, due 03/15/28	262,958
86,000	MPLX, LP, 4.25%, due 12/01/27 144A	91,140
250,000	MPLX, LP, 4.50%, due 04/15/38	259,575
25,000	MPLX, LP, 5.20%, due 03/01/47‡	27,808
180,000	MPLX, LP, 5.25%, due 01/15/25 144A	190,060
145,000	MPLX, LP, 6.38%, due 05/01/24 144A	152,242
543,000	MPLX, LP, 6.88% (3 mo. USD LIBOR plus 4.65%)† †††††	543,706
145,000	MTN Mauritius Investment, Ltd., 4.76%, due 11/11/24 144A	147,190
154,000	Murphy Oil Corp., 5.75%, due 08/15/25	157,080
305,000	Mylan, Inc., 5.20%, due 04/15/48	323,459
265,000	Myriad International Holdings BV, 5.50%, due 07/21/25 144A	295,800
44,000	National CineMedia LLC, 6.00%, due 04/15/22	44,605
102,000	Nationstar Mortgage Holdings, Inc., 8.13%, due 07/15/23 144A	106,590
83,000	Nationstar Mortgage Holdings, Inc., 9.13%, due 07/15/26 144A	88,499
220,000	Nationwide Building Society, 3.62% (3 mo. USD LIBOR plus 1.18%), due 04/26/23† 144A	224,384
200,000	Nationwide Building Society, 3.96% (3 mo. USD LIBOR plus 1.86%), due 07/18/30† 144A	209,123
295,000	Natura Cosmeticos SA, 5.38%, due 02/01/23‡ 144A	309,015
215,000	Netflix, Inc., 4.88%, due 04/15/28	219,289
59,000	Netflix, Inc., 5.38%, due 11/15/29 144A	61,655
335,000	Netflix, Inc., 5.88%, due 11/15/28	364,748
445,000	New England Power Co., 3.80%, due 12/05/47 144A	483,063
100,000	Newfield Exploration Co., 5.38%, due 01/01/26	108,768
160,000	Newfield Exploration Co., 5.63%, due 07/01/24	176,762
150,000	Newmont Goldcorp Corp., 2.80%, due 10/01/29	148,563
265,000	Newmont Goldcorp Corp., 3.63%, due 06/09/21	270,034
388,000	NextEra Energy Capital Holdings, Inc., 3.55%, due 05/01/27	411,588
207,000	NextEra Energy Operating Partners, LP, 3.88%, due 10/15/26 144A	208,008
75,000	NextEra Energy Operating Partners, LP, 4.50%, due 09/15/27 144A	76,969
165,000	Nippon Life Insurance Co., 5.10% (5 year USD ICE swap plus 3.65%), due 10/16/44† 144A	179,276
670,000	NiSource, Inc., 3.49%, due 05/15/27	703,234
195,000	Nissan Motor Acceptance Corp., 3.45%, due 03/15/23 144A	200,331
780,000	Noble Energy, Inc., 4.15%, due 12/15/21	810,531

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
115,000	Norbord, Inc., 6.25%, due 04/15/23 144A	122,044
970,000	Norfolk Southern Corp., 4.84%, due 10/01/41	1,166,509
195,000	Northern States Power Co., 3.60%, due 09/15/47	212,014
300,000	NOVA Chemicals Corp., 4.88%, due 06/01/24 144A	309,630
160,000	NRG Energy, Inc., 3.75%, due 06/15/24 144A	164,781
315,000	Nutrien, Ltd., 4.90%, due 06/01/43	346,517
1,225,000	NXP BV/NXP Funding LLC, 4.63%, due 06/01/23 144A	1,305,043
163,000	NXP BV/NXP Funding LLC, 4.88%, due 03/01/24 144A	176,849
222,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.88%, due 06/18/26 144A	234,128
5,000,000	Occidental Petroleum Corp., 5.83%, due 10/10/36‡‡	2,477,375
139,000	ONEOK Partners, LP, 5.00%, due 09/15/23‡	150,567
390,000	ONEOK, Inc., 4.45%, due 09/01/49	390,616
200,000	ONEOK, Inc., 4.95%, due 07/13/47‡	217,165
208,000	Owens Corning, 3.95%, due 08/15/29	211,910
350,000	Owens Corning, 4.30%, due 07/15/47	318,466
155,000	Oztel Holdings SPC, Ltd., 6.63%, due 04/24/28 144A	156,503
155,000	Parsley Energy LLC/Parsley Finance Corp., 5.63%, due 10/15/27 144A	160,812
345,000	PayPal Holdings, Inc., 2.40%, due 10/01/24	347,271
411,000	PayPal Holdings, Inc., 2.85%, due 10/01/29	414,433
205,000	PECO Energy Co., 3.70%, due 09/15/47	226,039
580,000	Pennsylvania Electric Co., 3.60%, due 06/01/29 144A	616,995
2,450,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.90%, due 02/01/24 144A	2,579,871
39,000	Performance Food Group, Inc., 5.50%, due 10/15/27 144A	41,243
435,609	Petrobras Global Finance BV, 5.09%, due 01/15/30 144A	454,950
185,000	Petrobras Global Finance BV, 5.75%, due 02/01/29‡	204,495
125,000	Petrobras Global Finance BV, 6.90%, due 03/19/49	143,625
155,000	Petroleos Mexicanos, 5.50%, due 01/21/21	159,941
76,000	Petroleos Mexicanos, 6.35%, due 02/12/48	70,122
255,000	Petroleos Mexicanos, 6.50%, due 06/02/41	244,290
520,000	Petroleos Mexicanos, 6.75%, due 09/21/47	500,396
350,000	Petroleos Mexicanos, 6.88%, due 08/04/26‡	377,125
115,000	Petroleos Mexicanos, 7.69%, due 01/23/50‡ 144A	120,175
1,006,000	Phillips 66 Partners, LP, 3.61%, due 02/15/25	1,051,664
774,000	Phillips 66 Partners, LP, 3.75%, due 03/01/28	805,609
145,000	Piedmont Natural Gas Co., Inc., 3.50%, due 06/01/29	155,099
65,000	Plains All American Pipeline, LP/PAA Finance Corp., 4.70%, due 06/15/44	63,552
50,000	Plains All American Pipeline, LP/PAA Finance Corp., 5.15%, due 06/01/42	50,874
207,000	PNC Financial Services Group (The), Inc., 3.50%, due 01/23/24	218,684
215,000	PNC Financial Services Group (The), Inc., Series R, 4.85% (3 mo. USD LIBOR plus 3.04%)† †††††	219,627
463,000	PNC Financial Services Group (The), Inc., Series O, 6.75% (3 mo. USD LIBOR plus 3.68%)† †††††	494,090
120,000	Post Holdings, Inc., 5.50%, due 12/15/29 144A	125,550
540,000	PPL Capital Funding, Inc., 5.00%, due 03/15/44	631,265
26,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, due 05/15/23 144A	27,383
90,000	Providence St. Joseph Health Obligated Group, 2.75%, due 10/01/26	90,632
430,000	Prudential Financial, Inc., 5.88% (3 mo. USD LIBOR plus 4.18%), due 09/15/42†	464,191
445,000	Public Service Electric & Gas Co., (MTN), 3.00%, due 05/15/27	463,770
315,000	Public Service Electric & Gas Co., (MTN), 3.20%, due 05/15/29	335,141

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
170,000	QEP Resources, Inc., 6.88%, due 03/01/21	169,575
65,000	Qorvo, Inc., 5.50%, due 07/15/26	68,819
205,000	Quicken Loans, Inc., 5.75%, due 05/01/25 144A	212,431
200,000	QVC, Inc., 4.38%, due 03/15/23	207,153
125,000	QVC, Inc., 5.13%, due 07/02/22	131,376
130,000	QVC, Inc., 5.45%, due 08/15/34	132,462
87,000	Radian Group, Inc., 4.50%, due 10/01/24	90,045
160,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, due 02/15/25 144A	161,936
52,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.88%, due 02/15/23‡ 144A	53,755
62,000	Refinitiv US Holdings, Inc., 8.25%, due 11/15/26 144A	68,588
38,000	Refinitiv US Holdings, Inc., 6.25%, due 05/15/26 144A	40,850
200,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, due 04/16/29 144A	210,324
855,000	Royal Bank of Scotland Group Plc, 3.88%, due 09/12/23	883,270
210,000	Royal Bank of Scotland Group Plc, 4.45% (3 mo. USD LIBOR plus 1.87%), due 05/08/30†	224,980
487,000	Royal Bank of Scotland Group Plc, 8.63% (5 year USD swap plus 7.60%)† †††††	522,721
151,000	Sabine Pass Liquefaction LLC, 4.20%, due 03/15/28	159,904
219,000	Sabine Pass Liquefaction LLC, 5.00%, due 03/15/27	241,659
331,000	Sabine Pass Liquefaction LLC, 5.88%, due 06/30/26	379,521
110,000	Sabra Health Care, LP/Sabra Capital Corp. REIT, 4.80%, due 06/01/24	116,348
320,000	Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/01/25‡	326,400
290,000	San Diego Gas & Electric Co., 4.15%, due 05/15/48‡	330,727
190,000	Santander Holdings USA, Inc., 3.40%, due 01/18/23	194,550
420,000	Santander Holdings USA, Inc., 3.50%, due 06/07/24	431,155
365,000	Santander Holdings USA, Inc., 3.70%, due 03/28/22	375,374
128,000	Santander Holdings USA, Inc., 4.40%, due 07/13/27	137,560
125,000	Santander Holdings USA, Inc., 4.45%, due 12/03/21	130,600
170,000	Santander UK Group Holdings Plc, 4.75%, due 09/15/25 144A	177,608
200,000	SASOL Financing USA LLC, 5.88%, due 03/27/24	216,195
200,000	SASOL Financing USA LLC, 6.50%, due 09/27/28	221,227
322,000	SBA Tower Trust REIT, 2.84%, due 01/15/25 144A	322,875
255,000	SBA Tower Trust REIT, 3.72%, due 04/11/23 144A	265,967
320,000	Seagate HDD Cayman, 4.75%, due 01/01/25‡	331,912
115,000	Select Medical Corp., 6.25%, due 08/15/26 144A	120,463
1,312,000	SES SA, 3.60%, due 04/04/23 144A	1,333,385
800,000	Shire Acquisitions Investments Ireland DAC, 3.20%, due 09/23/26	826,110
120,000	Simmons Foods, Inc., 5.75%, due 11/01/24‡ 144A	117,600
850,000	Simon Property Group, LP REIT, 6.75%, due 02/01/40	1,250,724
270,000	Sinopec Group Overseas Development 2018, Ltd., 3.68%, due 08/08/49‡ 144A	291,619
355,000	Sirius XM Radio, Inc., 5.00%, due 08/01/27 144A	367,869
225,000	Sirius XM Radio, Inc., 5.38%, due 07/15/26 144A	237,062
195,000	Societe Generale SA, 7.38% (5 year USD swap plus 6.24%)† ††††† 144A	205,647
335,000	Southern California Edison Co., 4.00%, due 04/01/47	359,867
1,318,000	Southern Co. (The), 3.25%, due 07/01/26	1,360,284
1,260,000	Southern Co. Gas Capital Corp., 2.45%, due 10/01/23	1,265,018
62,000	Springleaf Finance Corp., 6.88%, due 03/15/25	68,471
50,000	Sprint Communications, Inc., 7.00%, due 03/01/20 144A	50,938
225,000	Sprint Corp., 7.88%, due 09/15/23	247,716

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
237,500	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, due 09/20/21 144A	238,984
25,000	Standard Industries, Inc./NJ, 4.75%, due 01/15/28 144A	25,935
67,000	State Street Corp., 3.12% (3 mo. USD LIBOR plus 1.00%), due 06/15/47†	51,523
18,000	Stearns Holdings LLC, 9.38%, due 08/15/20††† ‡‡‡‡	8,685
183,000	Stifel Financial Corp., 4.25%, due 07/18/24	192,803
922,000	Sunoco Logistics Partners Operations, LP, 3.45%, due 01/15/23	942,628
350,000	Sunoco Logistics Partners Operations, LP, 3.90%, due 07/15/26	363,106
202,000	Sunoco Logistics Partners Operations, LP, 5.40%, due 10/01/47	220,747
320,000	SunTrust Bank/Atlanta GA, 2.45%, due 08/01/22	323,123
110,000	Synchrony Financial, 2.85%, due 07/25/22	110,969
248,000	Syngenta Finance NV, 4.44%, due 04/24/23 144A	259,326
152,000	Tallgrass Energy Partners, LP/Tallgrass Energy Finance Corp., 4.75%, due 10/01/23 144A	152,570
160,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 5.88%, due 04/15/26	170,152
150,000	Taylor Morrison Communities, Inc., 5.63%, due 03/01/24 144A	161,250
110,000	Taylor Morrison Communities, Inc., 5.88%, due 06/15/27 144A	121,275
672,000	Teachers Insurance & Annuity Association of America, 4.27%, due 05/15/47 144A	763,140
34,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	50,323
40,000	Team Health Holdings, Inc., 6.38%, due 02/01/25‡ 144A	27,840
161,000	Tech Data Corp., 3.70%, due 02/15/22‡	164,664
401,000	Tech Data Corp., 4.95%, due 02/15/27	430,722
160,000	Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 8.50%, due 07/15/23 144A	158,800
120,000	Telecom Argentina SA, 6.50%, due 06/15/21 144A	109,800
158,000	Telecom Argentina SA, 8.00%, due 07/18/26 144A	138,645
293,000	Telecom Italia Capital SA, 7.20%, due 07/18/36	342,813
205,000	Telecom Italia SpA, 5.30%, due 05/30/24 144A	221,851
920,000	Telefonaktiebolaget LM Ericsson, 4.13%, due 05/15/22	949,762
90,000	Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, due 06/01/25 144A	93,150
138,000	Tervita Escrow Corp., 7.63%, due 12/01/21 144A	140,933
1,000,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due 10/01/26	702,400
145,000	Teva Pharmaceutical Finance Netherlands III BV, 6.75%, due 03/01/28‡	118,719
70,000	Time Warner Cable LLC, 4.13%, due 02/15/21	71,277
315,000	Toronto-Dominion Bank, (MTN) (The), 3.25%, due 03/11/24	329,419
500,000	Transcontinental Gas Pipe Line Co. LLC, 4.60%, due 03/15/48	554,515
55,000	Trident Merger Sub, Inc., 6.63%, due 11/01/25 144A	48,400
118,000	Twin River Worldwide Holdings, Inc., 6.75%, due 06/01/27 144A	124,195
430,000	Tyson Foods, Inc., 5.10%, due 09/28/48	523,217
231,000	Uber Technologies, Inc., 7.50%, due 09/15/27 144A	231,000
185,000	UBS Group Funding Switzerland AG, 7.00% (5 year USD swap plus 4.34%)† ††††† 144A	196,701
380,000	UBS Group Funding Switzerland AG, 2.86% (3 mo. USD LIBOR plus 0.95%), due 08/15/23† 144A	384,294
1,547,000	UBS Group Funding Switzerland AG, 4.13%, due 04/15/26 144A	1,684,038
228,984	United Airlines Pass Through Trust, Series 2016-1, Class A, 3.45%, due 07/07/28	237,972
193,479	United Airlines Pass Through Trust, Series 2016-1, Class B, 3.65%, due 01/07/26	196,811
316,403	United Airlines Pass Through Trust, Series 2014-2, Class A, 3.75%, due 09/03/26	333,963

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
2,218,014	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.00%, due 04/11/26	2,359,523
230,000	United Airlines Pass Through Trust, Series 2019-1 Class A, 4.55%, due 08/25/31	255,429
94,640	United Airlines Pass Through Trust, Series 2018-1, Class B, 4.60%, due 03/01/26	98,758
115,299	United Airlines Pass Through Trust, Series 2014-2, Class B, 4.63%, due 09/03/22	118,977
530,000	United Rentals North America, Inc., 4.88%, due 01/15/28	553,187
35,000	United Rentals North America, Inc., 5.25%, due 01/15/30	36,816
55,000	United Rentals North America, Inc., 5.88%, due 09/15/26	58,853
200,000	Universal Health Services, Inc., 4.75%, due 08/01/22 144A	202,000
210,000	Universal Health Services, Inc., 5.00%, due 06/01/26 144A	220,500
140,000	UPCB Finance IV, Ltd., 5.38%, due 01/15/25 144A	144,550
105,330	US Airways Pass Through Trust, Series 2012-1, Class A, 5.90%, due 10/01/24	117,453
90,903	US Airways Pass Through Trust, Series 2010-1, Class A, 6.25%, due 04/22/23	98,971
490,000	Valero Energy Corp., 3.40%, due 09/15/26	501,499
216,000	Ventas Realty, LP REIT, 3.50%, due 02/01/25	226,319
250,000	VEREIT Operating Partnership, LP REIT, 4.60%, due 02/06/24	268,658
70,000	VeriSign, Inc., 4.75%, due 07/15/27	73,588
134,000	VeriSign, Inc., 5.25%, due 04/01/25	146,804
235,000	Verizon Communications, Inc., 4.40%, due 11/01/34	269,227
175,000	Verizon Communications, Inc., 4.67%, due 03/15/55	210,231
919,000	Verizon Communications, Inc., 4.86%, due 08/21/46	1,124,083
500,000	Verizon Communications, Inc., 5.01%, due 04/15/49	629,567
225,000	Viacom, Inc., 6.25% (3 mo. USD LIBOR plus 3.90%), due 02/28/57†	242,972
1,400,000	Virginia Electric & Power Co., 3.15%, due 01/15/26	1,457,614
340,000	Vistra Operations Co. LLC, 4.30%, due 07/15/29 144A	349,251
135,000	Vistra Operations Co. LLC, 5.00%, due 07/31/27 144A	139,344
334,000	Vodafone Group Plc, 7.00% (5 year USD swap plus 4.87%), due 04/04/79† ‡	384,191
683,000	Volkswagen Group of America Finance LLC, 4.63%, due 11/13/25 144A	753,405
390,000	Voya Financial, Inc., 5.65% (3 mo. USD LIBOR plus 3.58%), due 05/15/53† ‡	411,871
1,178,000	Voya Financial, Inc., 3.13%, due 07/15/24	1,216,951
625,000	Wells Fargo & Co., Series U, 5.88% (3 mo. USD LIBOR plus 3.99%)† †††††	689,409
129,000	Wells Fargo & Co., Series K, 5.89% (3 mo. USD LIBOR plus 3.77%)† ††††† ‡	130,774
708,000	Welltower, Inc. REIT, 4.50%, due 01/15/24	765,244
218,000	Williams Cos. (The), Inc., 3.70%, due 01/15/23	225,577
288,000	Williams Cos. (The), Inc., 3.75%, due 06/15/27	297,722
250,000	Williams Cos. (The), Inc., 4.55%, due 06/24/24	269,241
240,000	Williams Cos. (The), Inc., 5.75%, due 06/24/44	277,342
85,000	WMG Acquisition Corp., 4.88%, due 11/01/24 144A	88,294
117,000	WMG Acquisition Corp., 5.50%, due 04/15/26 144A	123,143
50,000	WPX Energy, Inc., 5.25%, due 09/15/24	51,125
81,000	WPX Energy, Inc., 5.25%, due 10/15/27	81,608
116,000	XPO Logistics, Inc., 6.50%, due 06/15/22 144A	118,552
175,000	YPF SA, 8.50%, due 07/28/25 144A	137,288

		240,622,596

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — 10.9%
58,353	Angel Oak Mortgage Trust I LLC, Series 2018-1, Class A1, 3.26%, due 04/27/48◆◆ 144A	58,648

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
138,627	Angel Oak Mortgage Trust I LLC, Series 2018-3, Class A1, 3.65%, due 09/25/48◆◆ 144A	140,577
557,173	Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.76%, due 04/25/48◆◆ 144A	569,231
336,262	Arroyo Mortgage Trust, Series 2019-2, Class A1, 3.35%, due 04/25/49◆◆ 144A	342,367
219,729	Arroyo Mortgage Trust, Series 2019-3, Class A1, 2.96%, due 10/25/48◆◆ 144A	221,910
1,200,000	BANK, Series 2019-BN20, Class A2, 2.76%, due 09/15/61	1,232,384
200,000	BBCMS Mortgage Trust, Series 2015-SRCH, Class D, 5.12%, due 08/10/35◆◆ 144A	221,351
3,000,000	BBCMS Mortgage Trust, Series 2018-TALL, Class A, 2.75% (1 mo. USD LIBOR plus 0.72%), due 03/15/37† 144A	2,997,031
191,000	BBCMS Mortgage Trust, Series 2018-TALL, Class B, 3.00% (1 mo. USD LIBOR plus 0.97%), due 03/15/37† 144A	190,867
207,000	BBCMS Mortgage Trust, Series 2018-TALL, Class E, 4.46% (1 mo. USD LIBOR plus 2.44%), due 03/15/37† 144A	207,870
300,000	Bellemeade Re Ltd., Series 2019-3A, Class M1A, 3.12% (1 mo. USD LIBOR plus 1.10%), due 07/25/29† 144A	300,503
150,000	Bellemeade Re Ltd., Series 2019-3A, Class M1B, 3.62% (1 mo. USD LIBOR plus 1.60%), due 07/25/29† 144A	150,340
78,650	Bellemeade Re, Ltd., Series 2017-1, Class M1, 3.72% (1 mo. USD LIBOR plus 1.70%), due 10/25/27† 144A	78,927
275,495	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 3.62% (1 mo. USD LIBOR plus 1.60%), due 04/25/28† 144A	275,917
57,746	Bellemeade Re, Ltd., Series 2018-2A, Class M1A, 2.97% (1 mo. USD LIBOR plus 0.95%), due 08/25/28† 144A	57,768
235,000	Benchmark Mortgage Trust, Series 2019-B10, Class A2, 3.61%, due 03/15/62	249,027
235,000	Benchmark Mortgage Trust, Series 2019-B11, Class A2, 3.41%, due 05/15/52	247,621
320,000	Benchmark Mortgage Trust, Series 2019-B12, Class A2, 3.00%, due 08/15/52	332,334
270,000	Benchmark Mortgage Trust, Series 2019-B13, Class A2, 2.89%, due 08/15/57††††	279,310
179,315	BRAVO Residential Funding Trust, Series 2019-NQM1, Class A1, 2.67%, due 07/25/59◆◆ 144A	180,002
215,000	BX Commercial Mortgage Trust, Series 2018-BIOA, Class D, 3.35% (1 mo. USD LIBOR plus 1.32%), due 03/15/37† 144A	215,865
1,200,000	CD Mortgage Trust, Series 2019-CD8, Class A3, 2.66%, due 08/15/57	1,219,080
700,000	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A3, 3.01%, due 05/10/58	727,790
2,500,000	CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2, 2.95%, due 11/10/49	2,586,561
240,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class E, 4.18% (1 mo. USD LIBOR plus 2.15%), due 07/15/32† 144A	240,293
206,000	CHT Mortgage Trust, Series 2017-CSMO, Class D, 4.28% (1 mo. USD LIBOR plus 2.25%), due 11/15/36† 144A	206,648
163,407	CIM Trust, Series 2017-2, Class A1, 4.10% (1 mo. USD LIBOR plus 2.00%), due 12/25/57† 144A	164,586
643,735	CIM Trust, Series 2017-3, Class A1, 4.10% (1 mo. USD LIBOR plus 2.00%), due 01/25/57† 144A	658,772
590,664	CIM Trust, Series 2017-6, Class A1, 3.02%, due 06/25/57◆◆ 144A	594,342
1,772,000	Citigroup Commercial Mortgage Trust, Series 2016-P5, Class A2, 2.40%, due 10/10/49	1,776,721
115,000	Citigroup Commercial Mortgage Trust, Series 2017-1500, Class E, 4.53% (1 mo. USD LIBOR plus 2.50%), due 07/15/32† 144A	115,653
115,000	Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class A, 3.34%, due 05/10/36 144A	120,120

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
110,000	Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class A, 4.15%, due 01/10/24 144A	118,360
27,500,000	Citigroup Commercial Mortgage Trust, (IO), Series 2014-GC21, Class XB, 0.60%, due 05/10/47◆◆	561,657
44,291	COLT Mortgage Loan Trust, Series 2018-2, Class A1, 3.47%, due 07/27/48◆◆ 144A	44,553
131,602	COLT Mortgage Loan Trust, Series 2019-2, Class A1, 3.34%, due 05/25/49◆◆ 144A	134,032
221,000	Commercial Mortgage Pass Through Certificates, Series 2012-LC4, Class B, 4.93%, due 12/10/44◆◆	231,135
235,000	Commercial Mortgage Pass Through Certificates, Series 2013-300P, Class D, 4.54%, due 08/10/30◆◆ 144A	247,511
72,946	Commercial Mortgage Pass Through Certificates, Series 2013-LC6, Class A3, 2.67%, due 01/10/46	74,019
890,000	Commercial Mortgage Pass Through Certificates, Series 2013-LC6, Class A4, 2.94%, due 01/10/46	910,688
470,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR20, Class A3, 3.33%, due 11/10/47	494,896
431,188	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A2, 2.82%, due 03/10/47	430,926
1,200,000	Commercial Mortgage Pass Through Certificates, Series 2015-CR25, Class A3, 3.51%, due 08/10/48	1,277,766
125,000	Commercial Mortgage Trust, Series 2016-CR28, Class A3, 3.50%, due 02/10/49	133,565
540,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 3.63% (1 mo. USD LIBOR plus 1.60%), due 05/15/36† 144A	541,341
305,000	Credit Suisse Mortgage Trust, Series 2006-OMA, Class B2, 5.54%, due 05/15/23 144A	306,956
637,802	Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3, 3.50%, due 06/25/47 144A	647,032
167,972	Credit Suisse Mortgage Trust, Series 2018-11R, Class 1A1, 3.42% (1 mo. USD LIBOR plus 1.40%), due 08/25/37† ‡‡‡‡	178,857
786,565	Credit Suisse Mortgage Trust, Series 2018-RPL9, Class A, 3.85%, due 09/25/57◆◆ 144A	821,346
370,946	Credit Suisse Mortgage Trust, Series 2019-AFC1, Class A1, 2.57%, due 07/25/49†† 144A	370,301
1,100,000	CSAIL Commercial Mortgage Trust, Series 2017-C8, Class A3, 3.13%, due 06/15/50	1,152,997
775,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.19%, due 11/15/50	817,414
386,450	FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-HQA4, Class M2, 3.32% (1 mo. USD LIBOR plus 1.30%), due 04/25/29†	387,951
340,317	FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M1, 3.22% (1 mo. USD LIBOR plus 1.20%), due 07/25/29†	341,188
875,313	FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class M1, 2.77% (1 mo. USD LIBOR plus 0.75%), due 03/25/30†	875,693
100,000	FHLMC Structured Agency Credit Risk Debt Notes, Series 2019-HRP1, Class M1, 2.77% (1 mo. USD LIBOR plus 0.75%), due 02/25/49† 144A	100,026
222,606	FHMLC Structured Agency Credit Risk Debt Notes, Series 2018-DNA3, Class M1, 2.77% (1 mo. USD LIBOR plus 0.75%), due 09/25/48† 144A	222,869
43,171	FNMA Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 3.47% (1 mo. USD LIBOR plus 1.45%), due 01/25/29†	43,245
100,000	FNMA Connecticut Avenue Securities, Series 2018-C06, Class 1M2, 4.02% (1 mo. USD LIBOR plus 2.00%), due 03/25/31†	100,455
1,873,989	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50%, due 03/25/58	1,952,868

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
1,527,867	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50%, due 08/25/58	1,598,845
117,779	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.50%, due 11/25/57◆◆ 144A	119,571
395,886	GCAT LLC, Series 2019-NQM1, Class A1, 2.99%, due 02/25/59†† 144A	397,799
85,000	Great Wolf Trust, Series 2017-WOLF, Class E, 5.13% (1 mo. USD LIBOR plus 3.10%), due 09/15/34† 144A	85,238
1,150,634	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, due 05/10/45	1,170,787
900,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A4, 3.14%, due 02/10/48	939,429
125,000	GS Mortgage Securities Trust, Series 2015-GC30, Class A3, 3.12%, due 05/10/50	130,775
285,000	GS Mortgage Securities Trust, Series 2019-GC39, Class A2, 3.46%, due 05/10/52	301,128
300,000	GS Mortgage Securities Trust, Series 2019-GC40, Class A2, 2.97%, due 07/10/52	311,224
100,000	Hilton Orlando Trust, Series 2018-ORL, Class D, 3.73% (1 mo. USD LIBOR plus 1.70%), due 12/15/34† 144A	100,148
100,000	Hudsons Bay Simon JV Trust, Series 2015-HBFL, Class DFL, 6.15% (1 mo. USD LIBOR plus 3.90%), due 08/05/34† 144A	100,254
170,000	IMT Trust, Series 2017-APTS, Class CFX, 3.61%, due 06/15/34◆◆ 144A	174,362
215,000	Irvine Core Office Trust, Series 2013-IRV, Class A2, 3.28%, due 05/15/48◆◆ 144A	223,392
1,725,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3, 3.67%, due 04/15/47	1,763,604
140,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.80%, due 08/15/48	151,823
816,969	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A2, 2.82%, due 11/15/48	818,527
700,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, due 06/15/49	725,762
1,300,000	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, due 03/15/50	1,389,558
1,159,441	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A4, 4.72%, due 02/15/46 144A	1,188,699
1,449,919	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4, 2.69%, due 04/15/46	1,476,931
165,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class A4, 3.65%, due 01/15/49	178,142
760,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3, 2.56%, due 08/15/49	773,674
1,600,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3, 3.11%, due 07/15/50	1,648,780
143,425	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class A, 2.94% (1 mo. USD LIBOR plus 0.91%), due 06/15/35† 144A	143,305
938,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A2, 3.15%, due 06/13/52	976,068
788,122	JPMorgan Mortgage Trust, Series 2016-1, Class A5, 3.50%, due 05/25/46 144A	795,476
529,118	JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, due 10/25/46 144A	539,383
1,218,335	JPMorgan Mortgage Trust, Series 2017-2, Class A5, 3.50%, due 05/25/47 144A	1,237,721
972,195	JPMorgan Mortgage Trust, Series 2018-4, Class A15, 3.50%, due 10/25/48 144A	984,201
130,000	KNDL Mortgage Trust, Series 2019-KNSQ, Class D, 3.38% (1 mo. USD LIBOR plus 1.35%), due 05/15/36† 144A	130,177
172,280	MetLife Securization Trust, Series 2018-1A, Class A, 3.75%, due 03/25/57◆◆ 144A	180,932

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
188,389	Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.25%, due 10/25/69◆◆ 144A	193,712
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, due 02/15/46	102,209
1,600,000	Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3, 2.53%, due 08/15/49	1,616,864
212,000	Morgan Stanley Capital I Trust, Series 2017-CLS, Class D, 3.43% (1 mo. USD LIBOR plus 1.40%), due 11/15/34† 144A	212,171
2,600,000	Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, due 06/15/52	2,752,035
95,000	Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class D, 3.92%, due 11/15/32◆◆ 144A	97,116
165,000	Natixis Commercial Mortgage Securities Trust, Series 2018-ALXA, Class C, 4.46%, due 01/15/43◆◆ 144A	184,011
366,919	New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00%, due 12/25/57 144A	382,731
213,692	New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 2.77% (1 mo. USD LIBOR plus 0.75%), due 01/25/48† 144A	213,592
180,000	Oaktown Re III, Ltd., Series 2019-1A, Class M1A, 3.42% (1 mo. USD LIBOR plus 1.40%), due 07/25/29† 144A	180,518
9,042	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, 4.84%, due 05/25/35◆◆	9,059
1,341,230	PSMC Trust, Series 2019-1, Class A3, 4.00%, due 07/25/49 144A	1,381,040
233,111	Radnor RE Ltd., Series 2018-1, Class M1, 3.42% (1 mo. USD LIBOR plus 1.40%), due 03/25/28† 144A	233,486
92,794	Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1, 3.79%, due 03/25/48◆◆144A	94,437
263,359	Towd Point Mortgage Trust, Series 2018-5, Class A1, 3.25%, due 07/25/58◆◆ 144A	268,617
389,750	Towd Point Mortgage Trust, Series 2018-6, Class A1A, 3.75%, due 03/25/58◆◆ 144A	401,780
115,000	Towd Point Mortgage Trust, Series 2015-1, Class A5, 4.00%, due 10/25/53◆◆ 144A	120,269
265,000	Towd Point Mortgage Trust, Series 2015-2, Class 1M2, 3.80%, due 11/25/60◆◆ 144A	280,921
657,131	Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75%, due 06/25/57◆◆ 144A	663,861
737,416	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, due 10/25/57◆◆ 144A	744,926
705,232	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, due 01/25/58◆◆ 144A	716,090
234,649	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75%, due 05/25/58◆◆ 144A	244,671
354,563	Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00%, due 06/25/58◆◆ 144A	364,978
98,290	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25%, due 07/25/58◆◆ 144A	99,986
188,358	Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75%, due 03/25/58◆◆ 144A	197,783
675,000	UBS Commercial Mortgage Trust, Series 2017-C2, Class ASB, 3.26%, due 08/15/50	708,982
2,272,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4, 3.09%, due 08/10/49	2,321,804
1,453,919	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3, 2.92%, due 03/10/46	1,481,103
1,523,797	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3, 3.60%, due 01/10/45	1,554,200
315,997	Verus Securitization Trust, Series 2018-3, Class A1, 4.11%, due 10/25/58◆◆ 144A	320,308
240,000	VNO Mortgage Trust, Series 2013-PENN, Class D, 4.08%, due 12/13/29◆◆144A	242,233
15,930	WaMu Mortgage Pass Through Certificates, Series 2003-AR9, Class 1A7, 4.32%, due 09/25/33◆◆	16,733
188,000	Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class C, 2.80%, due 03/18/28◆◆144A	187,488

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
1,500,000	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A2, 2.40%, due 08/15/49	1,510,113
3,000,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3, 2.64%, due 11/15/49	3,059,106
950,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, due 07/15/50	1,004,004
1,400,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A4, 3.37%, due 03/15/50	1,496,858
110,000	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class D, 3.68% (1 mo. USD LIBOR plus 1.65%), due 12/15/34† 144A	109,740
1,360,000	WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.90%, due 06/15/44 144A	1,405,425

		78,410,738

	Mortgage Backed Securities - U.S. Government Agency Obligations — 27.3%
548,435	FHLMC Gold, Pool # A89870, 4.50%, due 11/01/39	594,727
436,685	FHLMC Gold, Pool # A96970, 4.00%, due 02/01/41	466,890
733,449	FHLMC Gold, Pool # C91908, 3.00%, due 01/01/37	755,042
580,664	FHLMC Gold, Pool # G06231, 4.00%, due 12/01/40	620,856
265,921	FHLMC Gold, Pool # G06409, 6.00%, due 11/01/39	306,333
138,183	FHLMC Gold, Pool # G06875, 5.50%, due 12/01/38	156,322
522,029	FHLMC Gold, Pool # G07021, 5.00%, due 09/01/39	576,779
720,547	FHLMC Gold, Pool # G08672, 4.00%, due 10/01/45	760,829
176,104	FHLMC Gold, Pool # G08735, 4.50%, due 10/01/46	187,130
92,869	FHLMC Gold, Pool # G08748, 3.50%, due 02/01/47	96,489
1,438,515	FHLMC Gold, Pool # G08749, 4.00%, due 02/01/47	1,511,357
936,603	FHLMC Gold, Pool # G08771, 4.00%, due 07/01/47	983,305
775,509	FHLMC Gold, Pool # G08805, 4.00%, due 03/01/48	813,720
5,661,250	FHLMC Gold, Pool # G08883, 4.50%, due 06/01/49	5,969,922
238,859	FHLMC Gold, Pool # G16177, 2.00%, due 01/01/32	237,142
409,689	FHLMC Gold, Pool # G16501, 3.00%, due 04/01/33	422,647
1,542,854	FHLMC Gold, Pool # G16634, 3.00%, due 10/01/31	1,591,516
1,575,540	FHLMC Gold, Pool # G60564, 5.00%, due 02/01/42	1,741,575
1,496,085	FHLMC Gold, Pool # G60722, 3.00%, due 10/01/46	1,536,519
660,027	FHLMC Gold, Pool # G60767, 3.50%, due 10/01/46	694,694
358,892	FHLMC Gold, Pool # G60788, 3.50%, due 12/01/46	375,913
1,456,778	FHLMC Gold, Pool # G60804, 4.50%, due 05/01/42	1,577,457
1,680,796	FHLMC Gold, Pool # G60931, 3.00%, due 02/01/47	1,740,759
1,821,320	FHLMC Gold, Pool # G60934, 3.50%, due 06/01/45	1,914,616
1,978,413	FHLMC Gold, Pool # G60985, 3.00%, due 05/01/47	2,034,925
1,317,145	FHLMC Gold, Pool # G61748, 3.50%, due 11/01/48	1,383,810
1,782,715	FHLMC Gold, Pool # G61891, 4.00%, due 05/01/48	1,866,657
232,276	FHLMC Gold, Pool # G61948, 4.00%, due 12/01/48	242,280
695,144	FHLMC Gold, Pool # G61995, 4.00%, due 11/01/44	740,121
1,182,072	FHLMC Gold, Pool # G67703, 3.50%, due 04/01/47	1,245,484
155,775	FHLMC Gold, Pool # J16432, 3.50%, due 08/01/26	162,335
171,504	FHLMC Gold, Pool # J17763, 3.50%, due 01/01/27	178,777
466,256	FHLMC Gold, Pool # J24414, 2.50%, due 06/01/28	472,707
554,678	FHLMC Gold, Pool # J34888, 2.50%, due 07/01/31	562,373

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,023,858	FHLMC Gold, Pool # Q09224, 4.00%, due 07/01/42	1,102,864
232,634	FHLMC Gold, Pool # Q11218, 3.50%, due 09/01/42	245,118
460,483	FHLMC Gold, Pool # Q12052, 3.50%, due 10/01/42	484,029
950,729	FHLMC Gold, Pool # Q12862, 3.50%, due 11/01/42	999,501
438,191	FHLMC Gold, Pool # Q17792, 3.50%, due 05/01/43	460,679
1,767,705	FHLMC Gold, Pool # Q34842, 3.00%, due 07/01/45	1,819,813
1,359,174	FHLMC Gold, Pool # Q36815, 4.00%, due 10/01/45	1,435,176
1,762,876	FHLMC Gold, Pool # Q41918, 3.50%, due 07/01/46	1,857,516
1,289,688	FHLMC Gold, Pool # Q42618, 3.00%, due 08/01/46	1,322,066
1,305,650	FHLMC Gold, Pool # Q44455, 3.50%, due 11/01/46	1,367,585
1,352,118	FHLMC Gold, Pool # Q45741, 3.50%, due 01/01/47	1,424,654
200,852	FHLMC Gold, Pool # Q49494, 4.50%, due 07/01/47	212,664
636,996	FHLMC Gold, Pool # Q52312, 4.00%, due 11/01/47	667,279
856,730	FHLMC Gold, Pool # Q54957, 4.00%, due 03/01/48	896,129
1,175,856	FHLMC Gold, Pool # Q60989, 3.00%, due 12/01/46	1,205,445
373,489	FHLMC Gold, Pool # V60565, 3.00%, due 06/01/29	385,043
952,703	FHLMC Gold, Pool # V60599, 3.00%, due 09/01/29	982,126
1,313,246	FHLMC Gold, Pool # V82292, 4.00%, due 04/01/46	1,388,051
1,563,413	FHLMC Gold, Pool # V82515, 3.50%, due 06/01/46	1,630,933
375,455	FHLMC Gold, Pool # V82848, 3.00%, due 12/01/46	386,764
501,559	FHLMC Gold, Pool #Q44963, 3.50%, due 12/01/46	523,259
155,000	FHLMC Multifamily Structured Pass Through Certificates, Series K040, Class A2, 3.24%, due 09/25/24	163,847
255,000	FHLMC Multifamily Structured Pass Through Certificates, Series K043, Class A2, 3.06%, due 12/25/24	267,823
550,000	FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class AM, 3.17%, due 09/25/26◆◆	588,262
325,000	FHLMC Multifamily Structured Pass Through Certificates, Series K083, Class AM, 4.03%, due 10/25/28◆◆	371,274
200,000	FHLMC Multifamily Structured Pass Through Certificates, Series K086, Class AM, 3.92%, due 12/25/28◆◆	226,835
900,000	FHLMC Multifamily Structured Pass Through Certificates, Series K157, Class A2, 3.99%, due 05/25/33◆◆	1,042,767
490,000	FHLMC Multifamily Structured Pass Through Certificates, Series KIR3, Class A1, 3.04%, due 08/25/27	517,230
480,000	FHLMC Multifamily Structured Pass Through Certificates, Series W5FX, Class AFX, 3.34%, due 04/25/28◆◆	518,294
23,959,600	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K006, Class AX1, 1.06%, due 01/25/20◆◆	21,580
20,373,480	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K007, Class X1, 1.20%, due 04/25/20◆◆	47,271
25,570,775	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K025, Class X1, 0.95%, due 10/25/22◆◆	562,186
87,169	FHLMC Reference REMIC, Series R007, Class ZA, 6.00%, due 05/15/36	100,730
893,852	FHLMC REMIC, Series 4777, Class CB, 3.50%, due 10/15/45	926,436
1,040,070	FNMA REMIC, Series 2011-59, Class NZ, 5.50%, due 07/25/41	1,182,344
23,833	FNMA REMIC, Series 2012-28, Class B, 6.50%, due 06/25/39	25,759
1,700,000	FNMA-ACES, Series 2015-M10, Class A2, 3.09%, due 04/25/27◆◆	1,809,735
585,718	FNMA-ACES, Series 2015-M8, Class AB2, 2.83%, due 01/25/25◆◆	611,992

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
500,000	FNMA-ACES, Series 2016-M7, Class AB2, 2.38%, due 09/25/26	506,596
500,000	FNMA-ACES, Series 2017-M1, Class A2, 2.50%, due 10/25/26◆◆	509,183
430,600	FNMA-ACES, Series 2018-M10, Class A1, 3.50%, due 07/25/28◆◆	464,752
335,635	GNMA, Pool # 004636, 4.50%, due 02/20/40	366,545
61,589	GNMA, Pool # 004678, 4.50%, due 04/20/40	67,352
403,039	GNMA, Pool # 004833, 4.00%, due 10/20/40	429,609
348,746	GNMA, Pool # 004977, 4.00%, due 03/20/41	371,925
891,342	GNMA, Pool # 004978, 4.50%, due 03/20/41	975,403
1,397,991	GNMA, Pool # 005055, 4.50%, due 05/20/41	1,529,842
616,236	GNMA, Pool # 734152, 4.00%, due 01/15/41	658,272
49,126	GNMA, Pool # 783637, 3.00%, due 06/20/42	50,855
372,044	GNMA, Pool # AL8626, 3.00%, due 08/15/45	382,088
72,628	GNMA, Pool # MA0624, 3.00%, due 12/20/42	75,184
327,671	GNMA, Pool # MA0625, 3.50%, due 12/20/42	348,086
188,221	GNMA, Pool # MA0698, 3.00%, due 01/20/43	194,845
645,104	GNMA, Pool # MA0851, 3.00%, due 03/20/43	667,809
109,474	GNMA, Pool # MA1156, 3.00%, due 07/20/43	113,293
151,615	GNMA, Pool # MA1599, 3.00%, due 01/20/44	156,889
307,228	GNMA, Pool # MA2372, 4.00%, due 11/20/44	327,010
296,789	GNMA, Pool # MA3377, 4.00%, due 01/20/46	315,523
555,997	GNMA, Pool # MA3873, 3.00%, due 08/20/46	573,467
222,028	GNMA, Pool # MA4125, 2.50%, due 12/20/46	224,425
3,551,684	GNMA I, Pool # 784369, 4.00%, due 08/15/45	3,874,055
445,183	GNMA I, Pool # 784605, 4.50%, due 01/15/42	484,649
483,067	GNMA I, Pool # 784699, 5.00%, due 04/15/48	517,439
1,344,657	GNMA II, Pool # 796468, 4.00%, due 09/20/42	1,428,676
1,259,414	GNMA II, Pool # AV9421, 3.50%, due 11/20/46	1,336,232
913,558	GNMA II, Pool # AY7555, 3.50%, due 04/20/47	969,388
509,135	GNMA II, Pool # MA0462, 3.50%, due 10/20/42	540,856
508,012	GNMA II, Pool # MA0852, 3.50%, due 03/20/43	539,664
416,484	GNMA II, Pool # MA1376, 4.00%, due 10/20/43	444,196
430,465	GNMA II, Pool # MA2371, 3.50%, due 11/20/44	450,895
342,060	GNMA II, Pool # MA2825, 3.00%, due 05/20/45	353,746
745,844	GNMA II, Pool # MA3310, 3.50%, due 12/20/45	781,927
436,439	GNMA II, Pool # MA3455, 4.00%, due 02/20/46	463,989
764,939	GNMA II, Pool # MA3456, 4.50%, due 02/20/46	817,220
1,584,308	GNMA II, Pool # MA3803, 3.50%, due 07/20/46	1,653,035
514,106	GNMA II, Pool # MA4004, 3.50%, due 10/20/46	536,937
281,257	GNMA II, Pool # MA4071, 4.50%, due 11/20/46	301,641
508,084	GNMA II, Pool # MA4263, 4.00%, due 02/20/47	533,248
685,507	GNMA II, Pool # MA4510, 3.50%, due 06/20/47	713,005
752,621	GNMA II, Pool # MA4585, 3.00%, due 07/20/47	773,899
783,023	GNMA II, Pool # MA4586, 3.50%, due 07/20/47	814,165
895,736	GNMA II, Pool # MA4720, 4.00%, due 09/20/47	936,149
612,200	GNMA II, Pool # MA4838, 4.00%, due 11/20/47	639,460
343,642	GNMA II, Pool # MA5021, 4.50%, due 02/20/48	361,462
118,037	GNMA II, Pool # MA5079, 4.50%, due 03/20/48	123,554
518,408	GNMA II, Pool # MA5396, 3.00%, due 08/20/48	532,953
723,511	GNMA II, Pool # MA5397, 3.50%, due 08/20/48	750,425

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
883,483	GNMA II, Pool # MA5466, 4.00%, due 09/20/48	920,159
831,491	GNMA II, Pool # MA5467, 4.50%, due 09/20/48	873,981
380,481	GNMA II, Pool # MA5530, 5.00%, due 10/20/48	402,473
721,732	GNMA II, Pool # MA5594, 3.50%, due 11/20/48	748,152
3,603	UMBS, Pool # 254548, 5.50%, due 12/01/32	3,988
1,649,170	UMBS, Pool # 254903, 5.00%, due 10/01/33	1,821,416
1,815,500	UMBS, Pool # 725027, 5.00%, due 11/01/33	2,005,457
1,261,249	UMBS, Pool # 735676, 5.00%, due 07/01/35	1,392,947
464,238	UMBS, Pool # 745148, 5.00%, due 01/01/36	513,016
541,070	UMBS, Pool # 932807, 4.00%, due 09/01/40	578,159
483,443	UMBS, Pool # 983471, 5.50%, due 05/01/38	543,727
545,888	UMBS, Pool # 985184, 5.50%, due 08/01/38	614,706
368,768	UMBS, Pool # 995245, 5.00%, due 01/01/39	406,399
825,313	UMBS, Pool # AB6212, 3.00%, due 09/01/42	850,644
1,115,335	UMBS, Pool # AB6802, 3.50%, due 11/01/42	1,171,915
269,879	UMBS, Pool # AB7059, 2.50%, due 11/01/42	269,734
651,174	UMBS, Pool # AB8703, 3.00%, due 03/01/38	671,152
249,092	UMBS, Pool # AB9383, 4.00%, due 05/01/43	266,254
1,524,100	UMBS, Pool # AB9659, 3.00%, due 06/01/43	1,571,985
494,529	UMBS, Pool # AD9153, 4.50%, due 08/01/40	535,948
279,043	UMBS, Pool # AE0469, 6.00%, due 12/01/39	321,301
1,226,210	UMBS, Pool # AH4404, 4.00%, due 01/01/41	1,310,391
188,147	UMBS, Pool # AI1892, 5.00%, due 05/01/41	207,601
905,152	UMBS, Pool # AJ9278, 3.50%, due 12/01/41	950,953
450,424	UMBS, Pool # AJ9317, 4.00%, due 01/01/42	482,504
855,588	UMBS, Pool # AL0215, 4.50%, due 04/01/41(a)	924,949
1,411,046	UMBS, Pool # AL1895, 3.50%, due 06/01/42	1,482,024
730,821	UMBS, Pool # AL2466, 4.00%, due 09/01/42	791,852
805,373	UMBS, Pool # AL3000, 3.50%, due 12/01/42	846,237
1,059,778	UMBS, Pool # AL3316, 3.50%, due 03/01/43	1,113,304
1,250,529	UMBS, Pool # AL6663, 4.00%, due 03/01/39	1,304,059
534,402	UMBS, Pool # AL6839, 5.00%, due 04/01/42	589,524
1,615,604	UMBS, Pool # AL7521, 5.00%, due 06/01/39	1,777,335
1,316,507	UMBS, Pool # AL7594, 3.50%, due 08/01/45	1,383,196
1,077,296	UMBS, Pool # AL8191, 4.00%, due 12/01/45	1,137,910
190,244	UMBS, Pool # AO4109, 4.00%, due 06/01/42	203,283
454,147	UMBS, Pool # AQ7923, 3.00%, due 12/01/42	468,133
1,130,950	UMBS, Pool # AS5133, 3.50%, due 06/01/45	1,178,387
304,955	UMBS, Pool # AS6286, 4.00%, due 12/01/45	321,616
499,778	UMBS, Pool # AS6304, 4.00%, due 12/01/45	527,254
676,522	UMBS, Pool # AS6452, 3.50%, due 01/01/46	704,855
275,492	UMBS, Pool # AS7693, 2.00%, due 08/01/31	273,361
408,038	UMBS, Pool # AS8073, 2.50%, due 10/01/46	407,818
817,112	UMBS, Pool # AT0232, 3.00%, due 03/01/43	842,132
356,187	UMBS, Pool # AX3719, 3.50%, due 07/01/27	370,464
332,077	UMBS, Pool # AZ3743, 3.50%, due 11/01/45	346,026
496,873	UMBS, Pool # BC9468, 3.00%, due 06/01/46	509,100
1,565,737	UMBS, Pool # BD7043, 4.00%, due 03/01/47	1,653,438
980,437	UMBS, Pool # BE7192, 4.00%, due 03/01/47	1,029,499

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,401,036	UMBS, Pool # BH1207, 4.00%, due 06/01/47	1,472,700
1,172,033	UMBS, Pool # BK1023, 4.50%, due 02/01/48	1,241,979
1,233,813	UMBS, Pool # BK7611, 4.50%, due 09/01/48	1,300,808
1,461,405	UMBS, Pool # BM1573, 3.50%, due 07/01/47	1,538,947
1,352,345	UMBS, Pool # BM1655, 5.00%, due 11/01/44	1,492,827
1,555,991	UMBS, Pool # BM1972, 3.50%, due 10/01/37	1,632,791
1,907,104	UMBS, Pool # BM2006, 4.00%, due 01/01/48	1,997,957
908,778	UMBS, Pool # BM3033, 3.00%, due 10/01/47	932,551
1,026,984	UMBS, Pool # BM3116, 3.00%, due 02/01/47	1,063,044
278,470	UMBS, Pool # BM3258, 3.00%, due 02/01/47	286,698
699,719	UMBS, Pool # BM3286, 4.50%, due 11/01/47	739,620
1,088,720	UMBS, Pool # BM3332, 3.50%, due 01/01/48	1,133,037
904,702	UMBS, Pool # BM3491, 4.50%, due 01/01/38	960,709
1,637,114	UMBS, Pool # BM3641, 4.00%, due 04/01/48	1,732,414
1,494,080	UMBS, Pool # BM4425, 5.00%, due 07/01/47	1,650,308
1,369,708	UMBS, Pool # BM5213, 3.00%, due 07/01/45	1,402,905
1,820,072	UMBS, Pool # BM5694, 4.00%, due 06/01/48	1,905,504
1,311,395	UMBS, Pool # BM5827, 5.00%, due 04/01/49	1,412,336
422,963	UMBS, Pool # BM5874, 4.00%, due 01/01/48	445,247
1,479,468	UMBS, Pool # BN2763, 4.50%, due 11/01/48	1,558,433
1,377,503	UMBS, Pool # BO0988, 3.50%, due 07/01/49	1,418,209
1,545,460	UMBS, Pool # BO0991, 4.00%, due 07/01/49	1,609,330
1,122,316	UMBS, Pool # BO1024, 4.00%, due 08/01/49	1,170,012
2,643,014	UMBS, Pool # BO1040, 3.00%, due 09/01/49	2,687,057
1,223,742	UMBS, Pool # BO1042, 3.00%, due 09/01/49	1,244,134
940,000	UMBS, Pool # BO1420, 3.50%, due 09/01/49	969,786
1,406,247	UMBS, Pool # CA0655, 3.50%, due 11/01/47	1,470,922
1,375,655	UMBS, Pool # CA1560, 4.50%, due 04/01/48	1,471,232
1,792,362	UMBS, Pool # CA2057, 4.50%, due 07/01/48	1,898,561
1,408,399	UMBS, Pool # CA3683, 4.50%, due 06/01/49	1,491,169
951,128	UMBS, Pool # FM1001, 3.50%, due 11/01/48	982,206
930,381	UMBS, Pool # FM1057, 3.50%, due 06/01/49	956,692
1,412,315	UMBS, Pool # FM1329, 3.00%, due 07/01/49	1,434,288
326,822	UMBS, Pool # MA2781, 2.50%, due 10/01/46	326,646
495,234	UMBS, Pool # MA3087, 3.50%, due 08/01/47	512,013
331,505	UMBS, Pool # MA3155, 3.00%, due 10/01/32	339,631
981,251	UMBS, Pool # MA3182, 3.50%, due 11/01/47	1,015,322
712,325	UMBS, Pool # MA3211, 4.00%, due 12/01/47	745,623
484,558	UMBS, Pool # MA3238, 3.50%, due 01/01/48	501,456
472,087	UMBS, Pool # MA3364, 3.50%, due 05/01/33	489,146
360,147	UMBS, Pool # MA3385, 4.50%, due 06/01/48	379,859
1,507,640	UMBS, Pool # MA3414, 3.50%, due 07/01/48	1,550,553
517,845	UMBS, Pool # MA3521, 4.00%, due 11/01/48	538,517
2,014,717	UMBS, Pool # ZA7040, 3.50%, due 06/01/49	2,088,448
2,097,070	UMBS, Pool # ZM1609, 3.50%, due 09/01/46	2,199,547
1,074,518	UMBS, Pool # ZN6183, 3.50%, due 05/01/49	1,122,153
923,751	UMBS, Pool # ZT0657, 6.00%, due 07/01/40	1,063,111
1,256,624	UMBS, Pool # ZT2088, 4.50%, due 06/01/49	1,324,419
2,270,098	UMBS, Pool # ZT2100, 3.00%, due 04/01/47	2,325,874

		196,132,334

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	Municipal Obligations — 0.8%
60,000	Alabama Economic Settlement Authority, 4.26%, due 09/15/32	68,301
165,000	Bay Area Toll Authority, 2.57%, due 04/01/31	167,112
300,000	Bay Area Toll Authority, 6.26%, due 04/01/49	469,398
90,000	District of Columbia Water & Sewer Authority, 4.81%, due 10/01/14#	127,323
363,000	Municipal Electric Authority of Georgia, 6.64%, due 04/01/57	501,681
2,049,000	New Jersey Economic Development Authority, 2.14%, due 02/15/20‡‡	2,032,629
1,000,000	State of California General Obligation, 7.55%, due 04/01/39	1,656,500
695,000	State of Illinois, General Obligation, 5.00%, due 11/01/22	748,515
105,000	University of Virginia, 4.18%, due 09/01/17#	131,721

		5,903,180

	Sovereign Debt Obligations — 0.8%
135,000	Colombia Government International Bond, 7.38%, due 09/18/37	192,545
215,000	Export-Import Bank of India, 3.88%, due 02/01/28‡ 144A	227,355
600,000	Hashemite Kingdom of Jordan Government AID Bond, 3.00%, due 06/30/25	640,511
200,000	Indonesia Government International Bond, 4.45%, due 02/11/24	214,510
220,000	Indonesia Government International Bond, 5.88%, due 01/15/24 144A	248,002
200,000	Japan Bank for International Cooperation, 3.38%, due 10/31/23	211,569
200,000	Japan Finance Organization for Municipalities, 1.75%, due 09/05/24 144A	198,174
200,000	Panama Government International Bond, 4.00%, due 09/22/24	213,900
250,000	Province of Alberta Canada, 3.30%, due 03/15/28	275,359
100,000	Province of Manitoba Canada, 2.13%, due 06/22/26	101,354
70,000	Province of Ontario Canada, 3.40%, due 10/17/23	74,406
220,000	Province of Quebec Canada, 2.75%, due 04/12/27	232,963
246,000	Qatar Government International Bond, 3.38%, due 03/14/24 144A	257,839
520,000	Qatar Government International Bond, 5.10%, due 04/23/48 144A	665,886
235,000	Saudi Government International Bond, 4.00%, due 04/17/25 144A	252,176
445,000	Saudi Government International Bond, 4.38%, due 04/16/29 144A	500,487
400,000	Tokyo Metropolitan Government, 2.50%, due 06/08/22 144A	405,320
300,000	Turkey Government International Bond, 7.00%, due 06/05/20	307,638
295,000	Uruguay Government International Bond, 4.98%, due 04/20/55	345,150
90,000	Uruguay Government International Bond, 5.10%, due 06/18/50	107,438

		5,672,582

	U.S. Government and Agency Obligations — 13.1%
270,000	FNMA, 2.38%, due 01/19/23	276,798
315,000	FNMA, 2.50%, due 02/05/24	327,011
310,000	FNMA, 6.63%, due 11/15/30*** *****	454,373
25,000	Tennessee Valley Authority, 7.13%, due 05/01/30	36,982
593,000	U.S. Treasury Bond, 2.25%, due 08/15/49	610,014
4,360,000	U.S. Treasury Bond, 2.75%, due 11/15/42	4,894,100
413,000	U.S. Treasury Bond, 2.75%, due 11/15/47	467,876
9,599,000	U.S. Treasury Bond, 2.88%, due 05/15/49	11,197,458
1,630,000	U.S. Treasury Bond, 3.00%, due 05/15/45	1,919,580
5,135,000	U.S. Treasury Bond, 3.00%, due 02/15/47	6,088,485
9,673,000	U.S. Treasury Bond, 3.00%, due 08/15/48	11,505,769
1,679,000	U.S. Treasury Bond, 3.50%, due 02/15/39	2,103,833
3,175,000	U.S. Treasury Bond, 3.63%, due 08/15/43	4,095,812
3,310,000	U.S. Treasury Bond, 3.75%, due 11/15/43	4,354,913

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value ($)	Description	Value ($)

	U.S. Government and Agency Obligations — continued
9,135,000	U.S. Treasury Bond, 4.50%, due 05/15/38	12,879,101
1,463,126	U.S. Treasury Inflation Indexed Bond, 0.88%, due 01/15/29	1,552,779
3,890,000	U.S. Treasury Note, 1.25%, due 08/31/24	3,835,981
955,000	U.S. Treasury Note, 1.50%, due 08/31/21	952,314
275,000	U.S. Treasury Note, 1.50%, due 09/15/22	274,511
1,420,000	U.S. Treasury Note, 1.50%, due 09/30/24	1,416,589
560,000	U.S. Treasury Note, 1.63%, due 09/30/26	560,186
7,097,000	U.S. Treasury Note, 1.63%, due 08/15/29	7,065,119
11,395,000	U.S. Treasury Note, 1.75%, due 06/30/24	11,493,148
1,010,000	U.S. Treasury Note, 2.63%, due 02/15/29	1,093,305
2,006,000	U.S. Treasury Note, 2.75%, due 09/15/21	2,049,215
3,000,000	U.S. Treasury STRIPS, 2.41%, due 05/15/37***** ‡‡	2,101,026

		93,606,278

	TOTAL DEBT OBLIGATIONS (COST $698,483,669)	715,961,357

	SHORT-TERM INVESTMENTS — 0.6%

	Mutual Fund - Securities Lending Collateral — 0.6%
4,091,940	State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.88%## **	4,091,940

	TOTAL MUTUAL FUND - SECURITIES LENDING COLLATERAL (COST $4,091,940)	4,091,940

	TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS — 100.4% (Cost $702,575,609)	720,053,297

	TBA Sale Commitments — (0.6)%
(1,500,000)	UMBS TBA, 3.00%, due 10/10/49	(1,522,617)
(1,000,000)	UMBS TBA, 3.50%, due 10/10/49	(1,025,782)
(1,500,000)	UMBS TBA, 4.00%, due 10/10/49	(1,556,543)

		(4,104,942)

	TOTAL TBA SALE COMMITMENTS (PROCEEDS $4,105,039)	(4,104,942)

	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 99.8% (Cost $698,470,570)	715,948,355

	Other Assets and Liabilities (net) — 0.2%	1,172,903

	NET ASSETS — 100.0%	$717,121,258

	Notes to Schedule of Investments:

	ACES — Alternative Credit Enhancement Securities

	CLO — Collateralized Loan Obligation

	CMT — Constant Maturing Treasury Rate

	FHLMC — Federal Home Loan Mortgage Corporation

	FNMA — Federal National Mortgage Association

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

GNMA — Government National Mortgage Association

IO — Interest Only

MTN — Medium Term Note

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STRIPS — Separate Trading of Registered Interest and Principal of Securities

TBA — To Be Announced

UMBS — Uniform Mortgage-Backed Securities are single-class securities backed by fixed-rate mortgage loans purchased by either FHLMC or FNMA

#	Year of maturity is greater than 2100.

##	The rate disclosed is the 7 day net yield as of September 30, 2019.

*	Non-income producing security

**	Represents an investment of securities lending cash collateral.

***	All or a portion of this security is pledged for open futures collateral.

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $572 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2019 was $1,565,555.

*****	All or a portion of this security is pledged for open centrally cleared swaps collateral.

^	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

◆◆	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

†	Variable or floating rate note. Rate shown is as of September 30, 2019.

††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

†††	Security is currently in default.

††††	When-issued security.

†††††	Security is perpetual and has no stated maturity date.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

‡‡‡‡	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period end, the market value of restricted securities was $187,542, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $149,681,719 which represents 20.9% of net assets.

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

At September 30, 2019, the Fund held the following restricted securities:

Restricted Securities	Acquistion Date	Principal Amount		Cost	Value
Credit Suisse Mortgage Trust, Series 2018-11R, Class 1A1, 3.42% (1 mo. USD LIBOR plus 1.40%), due 08/25/37	11/28/18	USD	167,972	$167,972	$178,857
Stearns Holdings LLC, 9.38%, due 08/15/20	08/09/16	USD	18,000	17,736	8,685

					$187,542

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
EUR	303,357	USD	330,756	10/02/19	JPMorgan Chase Bank N.A.	$(36)
USD	335,882	EUR	303,357	10/02/19	JPMorgan Chase Bank N.A.	5,162
USD	331,579	EUR	303,357	11/04/19	JPMorgan Chase Bank N.A.	42

						$5,168

Currency Abbreviations

EUR	— Euro
USD	— U.S. Dollar

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
190	U.S. Treasury Note 10-Year	Dec 2019	$24,759,375	$(211,240)
319	U.S. Treasury Note 5-Year	Dec 2019	38,008,352	(123,613)
82	U.S. Ultra Bond	Dec 2019	15,736,312	255,382

				$(79,471)

Sales
58	Euro Dollar 90 Day	Dec 2020	$14,286,125	$15,507
220	U.S. Treasury Note 2-Year	Dec 2019	47,410,000	(28,572)
22	U.S. Treasury Note 10-Year	Dec 2019	3,132,937	24,408
55	U.S. Long Bond	Dec 2019	8,927,188	123,120
1	Euro-Bund	Dec 2019	189,967	2,114

				$136,577

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Centrally Cleared Interest Rate Swaps

Payments Received by Fund	Payments Made by Fund	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
12-Month USD LIBOR	1.90%	02/15/27	$797	USD	390,000	$(17,179)	$(17,976)
3-Month USD LIBOR	3.11%	07/31/25	340	USD	2,709,000	(242,935)	(243,275)
3-Month USD LIBOR	3.00%	05/31/25	50	USD	120,000	(9,750)	(9,800)
3-Month USD LIBOR	2.84%	08/15/28	(3,212)	USD	1,662,000	(178,661)	(175,449)
3-Month USD LIBOR	2.66%	11/15/43	103	USD	145,000	(27,753)	(27,856)
3-Month USD LIBOR	2.33%	11/15/24	12,962	USD	3,810,000	(155,144)	(168,106)
3-Month USD LIBOR	2.29%	05/15/27	101	USD	130,000	(7,238)	(7,339)
3-Month USD LIBOR	2.21%	01/08/26	—	USD	7,920,000	(333,306)	(333,306)
3-Month USD LIBOR	2.18%	08/15/24	1,488	USD	385,000	(12,056)	(13,544)
3-Month USD LIBOR	2.17%	08/15/24	10,977	USD	7,885,000	(244,833)	(255,810)
3-Month USD LIBOR	1.88%	04/30/26	(391)	USD	125,000	(2,894)	(2,503)
1.52%	3-Month USD LIBOR	02/29/24	105	USD	1,170,000	2,515	2,410
1.60%	3-Month USD LIBOR	09/15/21	163	USD	27,570,000	25,300	25,137
1.83%	3-Month USD LIBOR	06/15/21	144	USD	19,282,000	52,184	52,040
Overnight Federal Funds Effective Rate (0M)	1.82%	02/15/27	20,041	USD	1,447,000	(56,032)	(76,073)
Overnight Federal Funds Effective Rate (12M)	2.58%	08/15/28	(123,603)	USD	6,783,600	(725,258)	(601,655)
Overnight Federal Funds Effective Rate (12M)	2.41%	02/12/25	117	USD	2,295,000	(138,323)	(138,440)
Overnight Federal Funds Effective Rate (12M)	2.27%	01/31/26	(3,617)	USD	488,000	(30,190)	(26,573)
Overnight Federal Funds Effective Rate (12M)	2.07%	02/15/27	(336)	USD	920,000	(51,548)	(51,212)
Overnight Federal Funds Effective Rate (12M)	1.96%	02/15/27	102	USD	265,000	(12,912)	(13,014)
Overnight Federal Funds Effective Rate (12M)	1.95%	03/29/24	124	USD	4,490,000	(137,132)	(137,256)
Overnight Federal Funds Effective Rate (12M)	1.51%	08/09/49	110	USD	580,000	(2,168)	(2,278)
2.17%	Overnight Federal Funds Effective Rate (12M)	03/31/21	(255)	USD	1,726,000	19,517	19,772

							$(2,202,106)

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	99.8
Futures Contracts	0.0 *
Forward Foreign Currency Contracts	0.0 *
Swaps	(0.3)
TBA Sale Commitments	(0.6)
Short-Term Investments	0.6
Other Assets and Liabilities (net)	0.5

100.0%

*	Amount rounds to zero.

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value(a)	Description	Value ($)

	DEBT OBLIGATIONS — 93.9%

	Asset Backed Securities — 3.2%
1,090,000	Aegis Asset Backed Securities Trust, Series 2005-5, Class M1, 2.45% (1 mo. USD LIBOR plus 0.43%), due 12/25/35†	1,064,958
250,000	AMMC CLO, Ltd., Series 2017-20A, Class D, 5.70% (3 mo. USD LIBOR plus 3.40%), due 04/17/29† 144A	248,530
965,000	Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, due 06/07/49 144A	988,266
1,290,000	Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC, Series 2006-HE5, Class M1, 2.30% (1 mo. USD LIBOR plus 0.28%), due 07/25/36†	1,110,515
818,246	Asset Backed Securities Corp. Home Equity Loan Trust Series RFC, Series 2007-HE1, Class A4, 2.16% (1 mo. USD LIBOR plus 0.14%), due 12/25/36†	796,498
660,000	Avery Point VI CLO, Ltd., Series 2015-6A, Class DR, 5.24% (3 mo. USD LIBOR plus 2.95%), due 08/05/27† 144A	648,596
250,000	Benefit Street Partners CLO IV, Ltd., Series 2014-IVA, Class CRR, 6.08% (3 mo. USD LIBOR plus 3.80%), due 01/20/29† 144A	248,630
250,000	BlueMountain CLO, Ltd., Series 2012-2A, Class AR2, 3.19% (3 mo. USD LIBOR plus 1.05%), due 11/20/28† 144A	250,133
790,000	BMW Vehicle Lease Trust, Series 2018-1, Class A3, 3.26%, due 07/20/21	799,283
385,000	California Republic Auto Receivables Trust, Series 2018-1, Class C, 3.87%, due 10/16/23	397,200
250,000	California Street CLO IX, LP, Series 2012-9A, Class AR2, 3.60% (3 mo. USD LIBOR plus 1.32%), due 07/16/32† 144A	250,246
660,000	Carlyle Global Market Strategies CLO, Ltd., Series 2014-2RA, Class A1, 3.21% (3 mo. USD LIBOR plus 1.05%), due 05/15/31† 144A	656,507
600,000	Catskill Park CLO, Ltd., Series 2017-1A, Class D, 8.28% (3 mo. USD LIBOR plus 6.00%), due 04/20/29† 144A	570,558
200,000	CCG Receivables Trust, Series 2018-1, Class C, 3.42%, due 06/16/25 144A	202,815
330,000	Cent CLO, Ltd., Series 2015-24A, Class CR, 5.45% (3 mo. USD LIBOR plus 3.15%), due 10/15/26† 144A	329,645
606,050	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, due 04/25/47 144A	624,845
250,000	Cumberland Park CLO, Ltd., Series 2015-2A, Class ER, 7.93% (3 mo. USD LIBOR plus 5.65%), due 07/20/28† 144A	241,436
276,373	Diamond Resorts Owner Trust, Series 2018-1, Class C, 4.53%, due 01/21/31 144A	282,988
305,000	Driven Brands Funding LLC, Series 2019-2A, Class A2, 3.98%, due 10/20/49 144A	308,324
650,000	DT Auto Owner Trust, Series 2018-2A, Class D, 4.15%, due 03/15/24 144A	670,174
793,025	Falcon Aerospace, Ltd., Series 2017-1, Class A, 4.58%, due 02/15/42 144A	808,375
225,000	First Investors Auto Owner Trust, Series 2016-2A, Class D, 3.35%, due 11/15/22 144A	227,514
260,000	Flatiron CLO, Ltd., Series 2017-1A, Class A, 3.41% (3 mo. USD LIBOR plus 1.25%), due 05/15/30† 144A	260,162
250,000	Greywolf CLO IV, Ltd., Series 2019-1A, Class C, 6.25% (3 mo. USD LIBOR plus 3.95%), due 04/17/30† 144A	250,098
451,094	GSAA Home Equity Trust, Series 2007-7, Class A4, 2.29% (1 mo. USD LIBOR plus 0.27%), due 07/25/37†	441,847
499,932	Invitation Homes Trust, Series 2018-SFR1, Class E, 4.02% (1 mo. USD LIBOR plus 2.00%), due 03/17/37† 144A	500,729
1,190,000	Jack In The Box Funding LLC, Series 2019-1A, Class A21, 3.98%, due 08/25/49 144A	1,211,598
383,046	KeyCorp Student Loan Trust, Series 2005-A, Class 2C, 3.40% (3 mo. USD LIBOR plus 1.30%), due 12/27/38†	369,822

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
250,000	KKR CLO, Ltd., Series 11, Class AR, 3.48% (3 mo. USD LIBOR plus 1.18%), due 01/15/31† 144A	249,466
250,000	LCM CLO XXII, Ltd., Series 22A, Class DR, 7.78% (3 mo. USD LIBOR plus 5.50%), due 10/20/28† 144A	222,947
341,789	Legacy Mortgage Asset Trust, Series 2019-GS1, Class A1, 4.00%, due 01/25/59†† 144A	346,832
670,000	Madison Park Funding CLO XXI, Ltd., Series 2016-21A, Class A1, 3.81% (3 mo. USD LIBOR plus 1.53%), due 07/25/29† 144A	672,413
360,000	Madison Park Funding CLO XXVI, Ltd., Series 2007-4A, Class AR, 3.46% (3 mo. USD LIBOR plus 1.20%), due 07/29/30† 144A	360,080
222,750	MAPS, Ltd., Series 2018-1A, Class A, 4.21%, due 05/15/43 144A	228,686
222,750	MAPS, Ltd., Series 2018-1A, Class B, 5.19%, due 05/15/43 144A	228,607
1,361,263	Mill City Solar Loan, Ltd., Series 2019-1A, Class A, 4.34%, due 03/20/43 144A	1,401,531
575,000	Navient Private Education Refi Loan Trust, Series 2018-CA, Class B, 4.22%, due 06/16/42 144A	619,020
250,000	Neuberger Berman CLO XVII, Ltd., Series 2014-17A, Class ER, 8.83% (3 mo. USD LIBOR plus 6.55%), due 04/22/29† 144A	234,482
500,000	Oaktree CLO, Ltd., Series 2015-1A, Class DR, 7.48% (3 mo. USD LIBOR plus 5.20%), due 10/20/27† 144A	484,881
250,000	Oaktree CLO, Ltd., Series 2019-1A, Class D, 6.08% (3 mo. USD LIBOR plus 3.80%), due 04/22/30† 144A	246,564
250,000	Octagon Investment Partners CLO XXIII, Ltd., Series 2015-1A, Class ER, 8.05% (3 mo. USD LIBOR plus 5.75%), due 07/15/27† 144A	245,231
280,000	OneMain Financial Issuance Trust, Series 2018-1A, Class D, 4.08%, due 03/14/29 144A	285,725
530,000	OZLM VII CLO, Ltd., Series 2014-7RA, Class CR, 5.30% (3 mo. USD LIBOR plus 3.00%), due 07/17/29† 144A	507,625
750,000	OZLM XII CLO, Ltd., Series 2015-12A, Class CR, 5.27% (3 mo. USD LIBOR plus 3.00%), due 04/30/27† 144A	703,339
707,850	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.67%, due 09/05/48 144A	743,062
250,000	PPM CLO 3 Ltd, Series 2019-3A, Class A, 3.87% (3 mo. USD LIBOR plus 1.40%), due 07/17/30† 144A	250,094
180,000	Saranac CLO III, Ltd., Series 2014-3A, Class DR, 5.41% (3 mo. USD LIBOR plus 3.25%), due 06/22/30† 144A	172,422
272,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 4.28% (28 day ARS), due 06/15/32†	272,022
117,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 4.30% (28 day ARS), due 03/15/33†	116,875
360,000	Sound Point CLO XXIII, Series 2019-2A, Class A1, 3.88% (3 mo. USD LIBOR plus 1.40%), due 04/15/32† 144A	360,534
750,000	THL Credit Wind River CLO, Ltd., Series 2016-1A, Class ER, 7.85% (3 mo. USD LIBOR plus 5.55%), due 07/15/28† 144A	715,003
340,000	Venture CLO, Ltd., Series 2018-31A, Class A1, 3.31% (3 mo. USD LIBOR plus 1.03%), due 04/20/31† 144A	335,997
500,000	Voya CLO, Ltd., Series 2015-2A, Class ER, 7.66% (3 mo. USD LIBOR plus 5.40%), due 07/23/27† 144A	476,242
214,463	Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, due 06/15/49 144A	219,586
260,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, due 10/16/23 144A	267,282

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
410,000	Whitehorse CLO XII, Ltd., Series 2018-12A, Class D, 5.95% (3 mo. USD LIBOR plus 3.65%), due 10/15/3† 144A	401,807

		26,128,647

	Bank Loans — 5.9%
768,219	1011778 B.C. Unlimited Liability Co., Term Loan B3, 4.29% (1 mo. USD LIBOR plus 2.25%), due 02/16/24†	771,657
150,926	Advanced Drainage Systems, Inc., Term Loan B, TBD, due 09/19/26###	151,775
503,577	Albany Molecular Research, Inc., 2017 1st Lien Term Loan, 5.29% (1 mo. USD LIBOR plus 3.25%), due 08/30/24†	496,023
724,881	Albertsons, LLC, 2019 Term Loan B8, 4.79% (1 mo. USD LIBOR plus 2.75%), due 08/17/26†	730,183
345,766	Allied Universal Holdco LLC, 2019 Term Loan B, 6.51% (3 mo. USD LIBOR plus 4.25%), due 07/10/26†	346,702
396,970	Alterra Mountain Company, Term Loan B1, 5.04% (1 mo. USD LIBOR plus 3.00%), due 07/31/24†	397,962
104,689	American Axle & Manufacturing, Inc., Term Loan B, 4.27% (1 mo. USD LIBOR plus 2.25%), due 04/06/24†	102,800
108,074	American Axle & Manufacturing, Inc., Term Loan B, 4.53% (3 mo. USD LIBOR plus 2.25%), due 04/06/24†	106,125
1,035,000	APi Group DE, Inc., Term Loan B, TBD, due 09/25/26###	1,040,175
258,697	AppLovin Corp., 2018 Term Loan B, 5.79% (1 mo. USD LIBOR plus 3.75%), due 08/15/25†	258,912
9,060	Asurion LLC, 2017 Term Loan B4, 5.04% (1 mo. USD LIBOR plus 3.00%), due 08/04/22†	9,096
1,380,988	Asurion LLC, 2018 Term Loan B6, 5.04% (1 mo. USD LIBOR plus 3.00%), due 11/03/23†	1,387,749
416,884	Asurion LLC, 2018 Term Loan B7, 5.04% (1 mo. USD LIBOR plus 3.00%), due 11/03/24†	418,708
417,900	Athenahealth, Inc., 2019 Term Loan B, 6.68% (3 mo. USD LIBOR plus 4.50%), due 02/11/26†	416,246
505,972	Avolon TLB Borrower 1 (US) LLC, Term Loan B3, 3.79% (1 mo. USD LIBOR plus 1.75%), due 01/15/25†	508,755
357,266	Bass Pro Group, LLC, Term Loan B, 7.04% (1 mo. USD LIBOR plus 5.00%), due 09/25/24†	344,817
915,214	Bausch Health Companies Inc., 2018 Term Loan B, 5.04% (1 mo. USD LIBOR plus 3.00%), due 06/02/25	919,954
330,000	Berry Global, Inc., Term Loan Q, 4.30% (1 mo. USD LIBOR plus 2.25%), due 10/01/22†	331,840
465,642	Boyd Gaming Corp., Term Loan B3, 4.17% (1 wk. USD LIBOR plus 2.25%), due 09/15/23†	467,711
207,375	BrightView Landscapes, LLC, 2018 1st Lien Term Loan B, 4.56% (1 mo. USD LIBOR plus 2.5%), due 08/15/25†	208,412
503,593	Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 4.79% (1 mo. USD LIBOR plus 2.75%), due 12/22/24†	500,940
511,663	Camelot UK Holdco, Ltd., 2017 Repriced Term Loan, 5.29% (1 mo. USD LIBOR plus 3.25%), due 10/03/23†	515,421
504,674	CEC Entertainment, Inc., 2019 Term Loan B, 8.54% (1 mo. USD LIBOR plus 6.50%), due 08/30/26†	495,290

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value(a)	Description	Value ($)

	Bank Loans — continued
1,098,240	Change Healthcare Holdings LLC, 2017 Term Loan B, 4.54% (1 mo. USD LIBOR plus 2.50%), due 03/01/24†	1,094,378
29,847	CityCenter Holdings, LLC, 2017 Term Loan B, 4.29% (1 mo. USD LIBOR plus 2.25%), due 04/18/24†	29,954
1,524,219	Clear Channel Outdoor Holdings, Inc., Term Loan B, 5.54% (1 mo. USD LIBOR plus 3.50%), due 08/21/26†	1,530,752
660,000	CommScope, Inc., 2019 Term Loan B, 5.29% (1 mo. USD LIBOR plus 3.25%), due 04/06/26†	658,894
900,000	Crown Finance US, Inc., 2019 Incremental Term Loan, TBD, due 09/20/26###	897,975
120,000	Del Frisco’s Restaurant Group, Inc., 2019 Bridge Term Loan, TBD, due 12/31/19###	120,000
486,935	Dell International LLC, 2019 Term Loan B, 4.05% (1 mo. USD LIBOR plus 2.00%), due 09/19/25†	489,978
479,503	Diamond Sports Group, LLC, Term Loan, 5.30% (1 mo. USD LIBOR plus 3.25%), due 08/24/26†	482,724
380,000	DigiCert, Inc., 2019 Term Loan B, TBD, due 08/31/26###	379,446
417,827	DigiCert, Inc., 2017 Term Loan B1, 6.04% (1 mo. USD LIBOR plus 4.00%), due 10/31/24†	418,263
99,499	Edelman Financial Center, LLC, 2018 1st Lien Term Loan, 5.31% (1 mo. USD LIBOR plus 3.25%), due 07/21/25†	99,792
29,850	First Eagle Investment Management, LLC, 2018 Term Loan B, 4.85% (3 mo. USD LIBOR plus 2.75%), due 12/26/24†	29,934
997,183	Four Seasons Hotels, Ltd., New 1st Lien Term Loan, 4.04% (1 mo. USD LIBOR plus 2.00%), due 11/30/23†	1,003,059
1,634,128	Frontier Communications Corp., 2017 Term Loan B1, 5.80% (1 mo. USD LIBOR plus 3.75%), due 06/15/24†	1,634,638
615,267	Garda World Security Corp., 2017 Term Loan B, 5.63% (3 mo. USD LIBOR plus 3.50%), due 05/24/24†	616,266
1,578	Garda World Security Corp., 2017 Term Loan, 7.50% (PRIME plus 2.50%), due 05/24/24†	1,581
849,264	GFL Environmental Inc., 2018 USD Term Loan B, 5.04% (1 mo. USD LIBOR plus 3.00%), due 05/30/25†	842,895
266,629	Global Business Travel Holdings, Ltd., 2018 Term Loan B, 4.68% (3 mo. USD LIBOR plus 2.50%), due 08/13/25†	267,962
278,896	Global Tel*Link Corp., 2018 1st Lien Term Loan, 6.29% (1 mo. USD LIBOR plus 4.25%), due 11/29/25†	267,654
245,794	GlobalTranz Enterprises, Inc., 2019 Term Loan, 7.06% (1 mo. USD LIBOR plus 5.00%), due 05/15/26†	235,655
66,437	Golden Nugget, Inc., 2017 Incremental Term Loan B, 4.80% (1 mo. USD LIBOR plus 2.75%), due 10/04/23†	66,395
53,522	Golden Nugget, Inc., 2017 Incremental Term Loan B, 4.81% (1 mo. USD LIBOR plus 2.75%), due 10/04/23†	53,514
507,236	GrafTech Finance, Inc., 2018 Term Loan B, 5.54% (1 mo. USD LIBOR plus 3.50%), due 02/12/25†	494,767
400,000	HC Group Holdings II, Inc., Term Loan B, 6.54% (1 mo. USD LIBOR plus 4.50%), due 08/06/26†	400,500
217,360	IAA, Inc., Term Loan B, 4.31% (1 mo. USD LIBOR plus 2.25%), due 06/28/26†	219,257
1,178,730	iHeartCommunications, Inc., Exit Term Loan, 6.10% (1 mo. USD LIBOR plus 4.00%), due 05/01/26†	1,187,938
67,307	iHeartCommunications, Inc., Exit Term Loan, TBD, due 05/01/26###	67,833

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value(a)	Description	Value ($)

	Bank Loans — continued
130,000	Intelsat Jackson Holdings SA, 2017 Term Loan B3, 5.80% (1 mo. USD LIBOR plus 3.75%), due 11/27/23†	130,390
503,428	Jaguar Holding Co. II, 2018 Term Loan, 4.54% (1 mo. USD LIBOR plus 2.50%), due 08/18/22†	504,498
388,040	Jane Street Group, LLC, 2018 Term Loan B, 5.04% (1 mo. USD LIBOR plus 3.00%), due 08/25/22†	388,040
180,000	KAR Auction Services, Inc., 2019 Term Loan B6, 4.31% (1 mo. USD LIBOR plus 2.25%), due 09/19/26†	181,406
703,680	Kraton Polymers, LLC, 2018 USD Term Loan, 4.54% (1 mo. USD LIBOR plus 2.50%), due 03/05/25†	703,504
510,000	Level 3 Financing, Inc., 2017 Term Loan B, 4.29% (1 mo. USD LIBOR plus 2.25%), due 02/22/24†	511,488
972,594	Life Time Fitness, Inc., 2017 Term Loan B, 4.87% (3 mo. USD LIBOR plus 2.75%), due 06/10/22†	974,317
69,548	McAfee, LLC, 2018 USD Term Loan B, 5.79% (1 mo. USD LIBOR plus 3.75%), due 09/30/24†	69,772
891,973	Meredith Corp., 2018 Term Loan B, 4.79% (1 mo. USD LIBOR plus 2.75%), due 01/31/25†	894,442
190,000	Meredith Corp., 2018 Term Loan B, TBD, due 01/31/25###	190,526
502,723	MGM Growth Properties Operating Partnership, LP, 2016 Term Loan B, 4.04% (1 mo. USD LIBOR plus 2.00%), due 03/21/25†	504,530
277,066	Michaels Stores, Inc., 2018 Term Loan B, 4.54% (1 mo. USD LIBOR plus 2.50%), due 01/30/23†	271,179
99,504	Michaels Stores, Inc., 2018 Term Loan B, 4.55% (1 mo. USD LIBOR plus 2.50%), due 01/30/23†	97,389
1,192,776	Midas Intermediate Holdco II, LLC, Incremental Term Loan B, 4.85% (3 mo. USD LIBOR plus 2.75%), due 08/18/21†	1,155,130
943,322	MPH Acquisition Holdings LLC, 2016 Term Loan B, 4.85% (3 mo. USD LIBOR plus 2.75%), due 06/07/23†	900,479
438,158	NASCAR Holdings, Inc., Term Loan B, TBD, due 07/27/26###	441,820
383,666	Natgasoline LLC, Term Loan B, 5.81% (3 mo. USD LIBOR plus 3.50%), due 11/14/25†	384,145
250,000	Nexstar Broadcasting, Inc., 2019 Term Loan B4, 4.81% (3 mo. USD LIBOR plus 2.75%), due 09/18/26†	251,537
340,000	Panther BF Aggregator 2, LP, USD Term Loan B, 5.54% (1 mo. USD LIBOR plus 3.50%), due 04/30/26†	338,158
184,991	Phoenix Guarantor, Inc., Term Loan B, 6.57% (1 mo. USD LIBOR plus 4.50%), due 03/05/26†	185,627
296,632	Post Holdings, Inc., 2017 Series A Incremental Term Loan, 4.04% (1 mo. USD LIBOR plus 2.00%), due 05/24/24†	297,814
441,485	Prime Security Services Borrower, LLC, 2019 Term Loan B1, 5.21% (1 wk. USD LIBOR plus 3.25%), due 09/23/26†	436,991
836,613	Prime Security Services Borrower, LLC, 2019 Term Loan B1, TBD, due 09/23/26###	828,097
564,728	Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 4.79% (1 mo. USD LIBOR plus 2.75%), due 11/15/23†	563,022
233,143	RadNet, Inc., Reprice Term Loan, 5.83% (3 mo. USD LIBOR plus 3.50%), due 06/30/23†	230,811
417,895	RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 6.55% (1 mo. USD LIBOR plus 4.50%), due 11/17/25†	418,743

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value(a)	Description	Value ($)

	Bank Loans — continued
255,894	Reynolds Group Holdings, Inc., USD 2017 Term Loan, 4.79% (1 mo. USD LIBOR plus 2.75%), due 02/05/23†	256,593
101,861	Scientific Games International, Inc., 2018 Term Loan B5, 4.79% (1 mo. USD LIBOR plus 2.75%), due 08/14/24†	101,152
421,697	Scientific Games International, Inc., 2018 Term Loan B5, 4.90% (2 mo. USD LIBOR plus 2.75%), due 08/14/24†	418,760
338,278	Securus Technologies Holdings, Inc., 2017 1st Lien Term Loan, 6.54% (3 mo. USD LIBOR plus 4.50%), due 11/01/24†	302,971
890,614	Sedgwick Claims Management Services, Inc., 2018 Term Loan B, TBD, due 12/31/25###	877,923
356,250	Sedgwick Claims Management Services, Inc., 2019 Term Loan B, TBD, due 09/03/26###	356,992
535,000	Sinclair Television Group Inc., Term Loan B2B, 4.54% (1 mo. USD LIBOR plus 2.50%), due 09/30/26†	538,177
366,746	Sophia, L.P., 2017 Term Loan B, 5.35% (3 mo. USD LIBOR plus 3.25%), due 09/30/22†	367,242
817,950	Staples, Inc., 7 Year Term Loan, 7.12% (3 mo. USD LIBOR plus 5.00%), due 04/16/26†	807,214
344,216	Stars Group Holdings B.V. (The), 2018 USD Incremental Term Loan, 5.60% (3 mo. USD LIBOR plus 3.50%), due 07/10/25†	346,017
650,242	Telenet Financing USD LLC, USD Term Loan AN, 4.28% (1 mo. USD LIBOR plus 2.25%), due 08/15/26†	651,596
422,807	TKC Holdings, Inc., 2017 1st Lien Term Loan, 5.80% (1 mo. USD LIBOR plus 3.75%), due 02/01/23†	416,376
419,503	Trans Union, LLC, Term Loan B3, 4.04% (1 mo. USD LIBOR plus 2.00%), due 04/10/23†	421,404
633,175	TransDigm, Inc., 2018 Term Loan E, 4.54% (3 mo. USD LIBOR plus 2.50%), due 05/30/25†	631,740
320,000	Travelport Finance (Luxembourg) S.a.r.l., 2019 Term Loan, 7.10% (3 mo. USD LIBOR plus 5.00%), due 05/29/26†	290,500
410,000	U.S. Renal Care, Inc., 2019 Term Loan B, 7.06% (1 mo. USD LIBOR plus 5.00%), due 06/26/26†	389,842
759,642	Uber Technologies, 2018 Incremental Term Loan, 5.55% (1 mo. USD LIBOR plus 3.50%), due 07/13/23†	755,131
791,551	Uber Technologies, 2018 Term Loan, 6.03% (1 mo. USD LIBOR plus 4.00%), due 04/04/25†	788,829
59,692	UFC Holdings, LLC, 2019 Term Loan, 5.30% (1 mo. USD LIBOR plus 3.25%), due 04/29/26†	59,978
420,000	Ultimate Software Group Inc(The), Term Loan B, 5.79% (1 mo. USD LIBOR plus 3.75%), due 05/04/26†	422,678
10,000	VFH Parent LLC, 2019 Term Loan B, TBD, due 03/01/26###	10,032
510,000	VICI Properties 1 LLC, Replacement Term Loan B, 4.05% (1 mo. USD LIBOR plus 2.00%), due 12/20/24†	511,983
420,000	Virgin Media Bristol LLC, USD Term Loan K, 4.53% (1 mo. USD LIBOR plus 2.50%), due 01/15/26†	420,591
1,039,643	Wall Street Systems Delaware, Inc., 2017 Term Loan B, 5.04% (1 mo. USD LIBOR plus 3.00%), due 11/21/24†	1,037,044
138,939	Wink Holdco, Inc., 1st Lien Term Loan B, 5.04% (1 mo. USD LIBOR plus 3.00%), due 12/02/24†	136,899

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — continued
260,000		WP CityMD Bidco LLC, 2019 Term Loan B, 6.60% (3 mo. USD LIBOR plus 4.50%), due 08/13/26†	257,833
985,000		Ziggo Secured Finance Partnership, USD Term Loan E, 4.53% (1 mo. USD LIBOR plus 2.50%), due 04/15/25†	984,384

			48,932,993

		Convertible Debt — 0.3%
230,000		Cheniere Energy, Inc., 4.25%, due 03/15/45	178,538
550,000		DISH Network Corp., 3.38%, due 08/15/26	505,288
560,000		Liberty Media Corp., 2.13%, due 03/31/48 144A	575,400
160,000		Okta, Inc., 0.13%, due 09/01/25 144A	145,465
450,000		Teva Pharmaceutical Finance Co. LLC, 0.25%, due 02/01/26	409,702
490,000		Vishay Intertechnology, Inc., 2.25%, due 06/15/25	459,277
130,000		Zillow Group, Inc., 0.75%, due 09/01/24 144A	124,808
130,000		Zillow Group, Inc., 1.38%, due 09/01/26 144A	122,022

			2,520,500

		Corporate Debt — 30.2%
90,000		1011778 BC ULC/New Red Finance, Inc., 3.88%, due 01/15/28 144A	90,797
400,000		1011778 BC ULC/New Red Finance, Inc., 4.25%, due 05/15/24 144A	412,640
1,000,000		1MDB Global Investments, Ltd., Reg S, 4.40%, due 03/09/23‡‡‡	957,988
490,000		ABN AMRO Bank NV, 4.75%, due 07/28/25 144A	528,578
770,000		Abu Dhabi Crude Oil Pipeline LLC, 3.65%, due 11/02/29 144A	837,067
895,000		Acwa Power Management And Investments One, Ltd., 5.95%, due 12/15/39 144A	975,335
915,000		Adani Green Energy UP Ltd./Prayatna Developers Pvt. Ltd./Parampujya Solar Energ, 6.25%, due 12/10/24 144A	957,685
240,000		Advanced Micro Devices, Inc., 7.50%, due 08/15/22	272,100
245,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, due 04/03/26	261,899
1,115,000		AES Corp., 5.50%, due 04/15/25	1,160,994
375,000		AES Corp., 6.00%, due 05/15/26	399,375
1,280,000		African Export-Import Bank (The), 3.99%, due 09/21/29 144A	1,282,880
810,000		AIB Group Plc, 4.26% (3 mo. USD LIBOR plus 1.87%), due 04/10/25† 144A	842,735
440,000		Alcoa Nederland Holding BV, 6.13%, due 05/15/28 144A	469,656
360,000		Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, due 07/15/26 144A	381,150
1,235,000		Alpek SAB de CV, 4.25%, due 09/18/29 144A	1,247,659
1,000,000		Altice France SA/France, 7.38%, due 05/01/26 144A	1,074,710
500,000		Altice Luxembourg SA, 10.50%, due 05/15/27 144A	564,750
50,000		Altria Group, Inc., 4.40%, due 02/14/26	53,508
180,000		Altria Group, Inc., 4.80%, due 02/14/29	197,339
500,000		Altria Group, Inc., 5.95%, due 02/14/49	588,808
10,540,000	MXN	America Movil SAB de CV, 7.13%, due 12/09/24	520,487
670,000		American Media LLC, 10.50%, due 12/31/26 144A	721,925
200,000		Anglo American Capital Plc, 4.00%, due 09/11/27‡ 144A	206,712
670,000		Anheuser-Busch InBev Worldwide, Inc., 5.55%, due 01/23/49	878,115
50,000		Anheuser-Busch InBev Worldwide, Inc., 5.80%, due 01/23/59	67,614
640,000		Aon Corp., 4.50%, due 12/15/28	722,934
405,000		ArcelorMittal, 4.25%, due 07/16/29‡	412,565
150,000		ArcelorMittal, 6.13%, due 06/01/25	168,914
350,000		ArcelorMittal, 7.00%, due 10/15/39	424,578

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
645,000		Archer-Daniels-Midland Co., 4.50%, due 03/15/49	805,545
475,000		ARD Finance SA, 7.13% (7.13% Cash or 7.875% PIK), due 09/15/23	491,625
423,750		ARD Securities Finance SARL, 8.75% (8.75% Cash or PIK), due 01/31/23 144A	440,700
550,000		Ardonagh Midco 3 Plc, 8.63%, due 07/15/23‡ 144A	533,500
340,000		Ardonagh Midco 3 Plc, Reg S, 8.63%, due 07/15/23‡‡‡	329,800
500,000	EUR	Arion Banki HF, (MTN), Reg S, 1.00%, due 03/20/23‡‡‡	549,112
203,000	EUR	Arion Banki HF, (MTN), Reg S, 1.63%, due 12/01/21‡‡‡	226,084
330,000		Ashtead Capital, Inc., 5.25%, due 08/01/26 144A	351,862
200,000		ASP AMC Merger Sub, Inc., 8.00%, due 05/15/25 144A	137,000
730,000		AT&T, Inc., 4.85%, due 03/01/39	829,234
540,000		Avolon Holdings Funding, Ltd., 4.38%, due 05/01/26 144A	559,197
260,000		Avolon Holdings Funding, Ltd., 5.13%, due 10/01/23 144A	276,510
1,063,000		Avolon Holdings Funding, Ltd., 5.25%, due 05/15/24 144A	1,140,918
380,000		AXIS Specialty Finance LLC, 3.90%, due 07/15/29	398,236
1,150,000		Baidu, Inc., 3.88%, due 09/29/23	1,198,185
800,000		Banco Bilbao Vizcaya Argentaria SA, 6.13% (5 year USD swap plus 3.87%)† ††††† ‡	767,720
1,000,000		Banco Bilbao Vizcaya Argentaria SA, 6.50% (5 year CMT plus 5.19%)† ††††† ‡	1,020,500
400,000	EUR	Banco Bilbao Vizcaya Argentaria SA, Reg S, 5.88% (5 year EUR swap plus 5.66%)† ††††† ‡‡‡	462,392
200,000		Banco Mercantil del Norte SA, 7.50% (10 year CMT plus 5.47%)† ††††† 144A	202,950
320,000		Banco Mercantil del Norte SA, 7.63% (10 year CMT plus 5.35%)† ††††† 144A	327,603
200,000		Banco Santander SA, 4.38%, due 04/12/28‡	218,968
835,000		Bank of America Corp., (MTN), 3.56% (3 mo. USD LIBOR plus 1.06%), due 04/23/27†	881,428
505,000		Bank of Montreal, 4.80% (5 year CMT plus 2.98%)† ††††† ‡	505,947
700,000		Barclays Bank Plc, 7.63%, due 11/21/22	772,250
390,000		Barclays Plc, 5.09% (3 mo. USD LIBOR plus 3.05%), due 06/20/30†	407,118
210,000	GBP	Barclays Plc, 7.13% (5 year UK Government Bond plus 6.58%)† †††††	274,728
1,315,000		Barclays Plc, 8.00% (5 year CMT plus 5.67%)† †††††	1,399,443
310,000		Bausch Health Americas, Inc., 8.50%, due 01/31/27 144A	348,688
270,000		Bausch Health Americas, Inc., 9.25%, due 04/01/26 144A	307,460
120,000		Bausch Health Cos., Inc., 7.00%, due 03/15/24 144A	126,415
815,000		BBVA USA, 2.50%, due 08/27/24	810,539
349,000		Becton Dickinson and Co., 2.98% (3 mo. USD LIBOR plus 0.88%), due 12/29/20†	349,123
482,000		Berry Petroleum Co. LLC, 7.00%, due 02/15/26 144A	463,925
295,000		BlackRock, Inc., 3.25%, due 04/30/29‡	316,197
400,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, due 07/15/26 144A	397,000
80,000		Boeing Co. (The), 2.70%, due 02/01/27	81,431
190,000		Boeing Co. (The), 3.25%, due 02/01/35	197,234
250,000		Boston Properties, LP REIT, 2.90%, due 03/15/30	249,612
180,000		BP Capital Markets America, Inc., 3.94%, due 09/21/28	199,634
1,085,000		Braskem Finance, Ltd., 7.00%, due 05/07/20 144A	1,112,233
440,000		Braskem Netherlands Finance BV, 4.50%, due 01/10/28 144A	442,200
760,000		BRF SA, 4.88%, due 01/24/30 144A	751,640
160,000		Bristol-Myers Squibb Co., 4.25%, due 10/26/49 144A	186,060
420,000		Broadcom, Inc., 4.75%, due 04/15/29 144A	444,413
365,000		Bruin E&P Partners LLC, 8.88%, due 08/01/23 144A	274,663
805,000		Cabot Corp., 4.00%, due 07/01/29	844,851
400,000	EUR	CaixaBank SA, Reg S, 5.25% (5 year EUR swap plus 4.50%)† ††††† ‡‡‡	424,633

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
1,600,000		Capital One NA, 2.35%, due 01/31/20	1,600,573
320,000		Carriage Services, Inc., 6.63%, due 06/01/26 144A	329,440
220,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, due 02/01/28 144A	227,975
530,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, due 02/15/23	539,937
200,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, due 09/30/22	202,670
330,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, due 05/01/26 144A	346,467
385,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, due 02/15/26 144A	407,907
230,000		CDK Global, Inc., 5.25%, due 05/15/29 144A	238,338
230,000		Centene Corp., 5.38%, due 06/01/26 144A	241,213
355,000		CenterPoint Energy, Inc., 2.95%, due 03/01/30	354,477
80,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 4.20%, due 03/15/28	84,206
150,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 04/01/38	167,823
220,000		Cheniere Energy Partners, LP, 4.50%, due 10/01/29 144A	225,775
700,000		Chesapeake Energy Corp., 8.00%, due 06/15/27‡	479,640
1,000,000		Cigna Corp., 2.79% (3 mo. USD LIBOR plus 0.65%), due 09/17/21†	1,000,040
765,000		Cigna Corp., 4.38%, due 10/15/28	837,434
450,000		CIT Group, Inc., 5.25%, due 03/07/25	491,625
170,000		Citigroup, Inc., 4.65%, due 07/30/45	205,094
550,000		Citigroup, Inc., 6.30% (3 mo. USD LIBOR plus 3.42%)† †††††	584,669
270,000		Clear Channel Worldwide Holdings, Inc., 5.13%, due 08/15/27 144A	281,975
144,000		Clearway Energy Operating LLC, 5.00%, due 09/15/26	147,960
190,000		Cleaver-Brooks, Inc., 7.88%, due 03/01/23 144A	180,500
25,000		CNO Financial Group, Inc., 5.25%, due 05/30/25	26,948
220,000		Cogent Communications Group, Inc., 5.38%, due 03/01/22 144A	229,900
760,000		Colfax Corp., 6.00%, due 02/15/24 144A	807,196
420,000		Comcast Corp., 2.54% (3 mo. USD LIBOR plus 0.44%), due 10/01/21†	421,426
580,000		Comcast Corp., 4.25%, due 10/15/30	660,297
360,000		Comcast Corp., 4.70%, due 10/15/48	441,435
80,000		CommScope Technologies LLC, 5.00%, due 03/15/27 144A	66,400
1,190,000		CommScope, Inc., 6.00%, due 03/01/26 144A	1,237,362
180,000		CommScope, Inc., 8.25%, due 03/01/27‡ 144A	175,894
510,000		CONSOL Energy, Inc., 11.00%, due 11/15/25 144A	510,000
600,000	EUR	Cooperatieve Rabobank UA, Reg S, 4.63% (5 year EUR swap plus 4.10%)† ††††† ‡‡‡	711,565
410,000		CoreCivic, Inc. REIT, 4.63%, due 05/01/23	399,295
525,000		Corp. Nacional del Cobre de Chile, 4.50%, due 09/16/25 144A	575,258
1,215,000		Cosan, Ltd., 5.50%, due 09/20/29 144A	1,249,324
280,000		Country Garden Holdings Co., Ltd., Reg S, 7.25%, due 04/04/21‡‡‡	280,769
530,000		Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, due 05/15/25 144A	426,650
575,000		Credit Agricole SA, 7.88% (5 year USD swap plus 4.90%)† ††††† 144A	642,922
400,000		Credit Agricole SA, 8.13% (5 year USD swap plus 6.19%)† ††††† 144A	471,750
300,000	EUR	Credit Agricole SA, Reg S, 6.50% (5 year EUR swap plus 5.12%)† ††††† ‡‡‡	354,029
900,000		Credit Suisse Group AG, 2.59% (SOFR plus 1.56%), due 09/11/25† 144A	891,707
800,000		Credit Suisse Group AG, 6.38% (5 year CMT plus 4.82%)† ††††† 144A	830,000
465,000		Credit Suisse Group AG, 7.25% (5 year USD swap plus 4.33%)† ††††† ‡ 144A	497,948
1,100,000		Credit Suisse Group AG, Reg S, 7.50% (5 year USD swap plus 4.60%)† ††††† ‡‡‡	1,218,309
1,425,000		Credit Suisse Group Funding Guernsey, Ltd., 2.75%, due 03/26/20	1,429,014
1,010,000		CSC Holdings LLC, 6.50%, due 02/01/29 144A	1,124,483

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
200,000		CVS Health Corp., 2.63%, due 08/15/24	201,114
140,000		CVS Health Corp., 3.00%, due 08/15/26	140,906
685,000		CVS Health Corp., 3.25%, due 08/15/29	689,558
760,000		CVS Health Corp., 4.30%, due 03/25/28	822,502
800,000		CVS Health Corp., 4.78%, due 03/25/38	877,549
590,000		CVS Health Corp., 5.05%, due 03/25/48	670,663
810,000		DAE Funding LLC, 5.75%, due 11/15/23 144A	853,213
395,000		Daimler Finance North America LLC, 3.10%, due 08/15/29 144A	400,006
200,000		Danske Bank AS, 5.00%, due 01/12/22 144A	210,340
250,000	EUR	Danske Bank AS, Reg S, 5.75% (EUSA6 plus 4.64%)† ††††† ‡‡‡	276,971
200,000		DCP Midstream Operating, LP, 6.75%, due 09/15/37 144A	211,500
590,000		Dell International LLC/EMC Corp., 8.35%, due 07/15/46 144A	779,194
495,000		Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, due 08/15/26 144A	514,800
250,000		Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, due 08/15/27‡ 144A	260,000
2,147,000		Diamondback Energy, Inc., 4.75%, due 11/01/24	2,203,359
980,000		DISH DBS Corp., 7.75%, due 07/01/26‡	999,600
325,000		Dow Chemical Co. (The), 3.63%, due 05/15/26 144A	339,495
745,000		DP World Crescent, Ltd., 4.85%, due 09/26/28 144A	819,715
830,000		DP World Plc, 4.70%, due 09/30/49 144A	827,008
430,000		DP World Plc, 5.63%, due 09/25/48 144A	498,740
115,000		Dun & Bradstreet Corp. (The), 6.88%, due 08/15/26 144A	125,566
1,115,000		Ecopetrol SA, 4.13%, due 01/16/25	1,179,503
625,000		Electricite de France SA, 4.50%, due 09/21/28 144A	698,405
685,000		Enel Finance International NV, 3.50%, due 04/06/28 144A	702,083
80,000		Energy Transfer Operating, LP, 6.25%, due 04/15/49	97,290
305,000		Enstar Group, Ltd., 4.95%, due 06/01/29	322,612
815,000		EPR Properties REIT, 3.75%, due 08/15/29	815,728
200,000		ESH Hospitality, Inc. REIT, 4.63%, due 10/01/27 144A	201,250
28,635,000	BRL	European Investment Bank, (MTN), 2.18%, due 08/27/21‡‡	6,349,966
84,200,000	MXN	European Investment Bank, (MTN), Reg S, 4.00%, due 02/25/20‡‡‡	4,204,328
8,150,000	ZAR	European Investment Bank, (MTN), Reg S, 8.50%, due 09/17/24‡‡‡	567,615
100,000		Extraction Oil & Gas, Inc., 5.63%, due 02/01/26 144A	61,750
200,000		Extraction Oil & Gas, Inc., 7.38%, due 05/15/24 144A	132,000
815,000		Exxon Mobil Corp., 3.10%, due 08/16/49	820,592
400,000		First Quantum Minerals, Ltd., 6.50%, due 03/01/24 144A	383,500
1,270,000		First Quantum Minerals, Ltd., 7.25%, due 04/01/23‡ 144A	1,257,300
835,000		Fiserv, Inc., 4.40%, due 07/01/49	935,703
610,000		Five Point Operating Co., LP/Five Point Capital Corp., 7.88%, due 11/15/25 144A	620,675
1,530,000		Ford Motor Credit Co. LLC, 2.98%, due 08/03/22	1,517,965
200,000		Ford Motor Credit Co. LLC, 5.88%, due 08/02/21	209,550
130,000		Fox Corp., 4.71%, due 01/25/29 144A	148,608
60,000		Fox Corp., 5.48%, due 01/25/39 144A	73,664
640,000		Freeport-McMoRan, Inc., 5.45%, due 03/15/43	579,840
530,000		Gazprom OAO Via Gaz Capital SA, 4.95%, due 03/23/27 144A	574,030
830,000		General Electric Co., 4.13%, due 10/09/42	832,302
96,000		General Electric Co., 5.00% (3 mo. USD LIBOR plus 3.33%)† †††††	90,828
670,000		General Electric Co., (MTN), 6.88%, due 01/10/39	887,785
675,000		General Motors Financial Co., Inc., 4.20%, due 11/06/21	696,577
300,000		Genesis Energy, LP/Genesis Energy Finance Corp., 6.00%, due 05/15/23	302,625

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
210,000		GEO Group (The), Inc. REIT, 5.88%, due 01/15/22	203,383
320,000		GEO Group (The), Inc. REIT, 6.00%, due 04/15/26	259,840
605,000		Geopark, Ltd., 6.50%, due 09/21/24 144A	624,662
240,000		GFL Environmental, Inc., 5.38%, due 03/01/23 144A	244,152
20,000		GFL Environmental, Inc., 5.63%, due 05/01/22 144A	20,550
180,000		GFL Environmental, Inc., 8.50%, due 05/01/27 144A	200,025
400,000		Glencore Funding LLC, 4.00%, due 03/27/27 144A	411,512
650,000		Global Aircraft Leasing Co., Ltd., 6.50% (6.50% Cash or PIK), due 09/15/24 144A	659,750
450,000		Gold Fields Orogen Holdings BVI, Ltd., 5.13%, due 05/15/24‡ 144A	476,572
1,635,000		Gold Fields Orogen Holdings BVI, Ltd., 6.13%, due 05/15/29 144A	1,827,112
100,000		Goldman Sachs Group (The), Inc., 5.15%, due 05/22/45	118,851
600,000		GTP Acquisition Partners I LLC, 3.48%, due 06/15/50 144A	624,123
1,245,000		Hanesbrands, Inc., 4.88%, due 05/15/26 144A	1,321,567
410,000		Harley-Davidson Financial Services, Inc., Series S, 3.55%, due 05/21/21 144A	416,415
290,000		Harsco Corp., 5.75%, due 07/31/27 144A	302,702
600,000		HCA, Inc., 5.50%, due 06/15/47	675,569
850,000		HCA, Inc., 5.63%, due 09/01/28	949,280
115,000		HCP, Inc. REIT, 3.50%, due 07/15/29	119,632
70,000,000	INR	HDFC Bank, Ltd., Reg S, 8.10%, due 03/22/25‡‡‡	981,930
610,000		Hess Infrastructure Partners, LP/Hess Infrastructure Partners Finance Corp., 5.63%, due 02/15/26 144A	640,500
65,000		Hill-Rom Holdings, Inc., 4.38%, due 09/15/27 144A	66,615
360,000		Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, due 04/01/27‡	380,520
400,000		HSBC Holdings Plc, 4.58% (3 mo. USD LIBOR plus 1.53%), due 06/19/29†	443,367
400,000		HSBC Holdings Plc, 6.50% (5 year USD ICE swap plus 3.61%)† †††††	418,740
250,000	EUR	HSBC Holdings Plc, Reg S, 5.25% (5 year EUR swap plus 4.38%)† ††††† ‡‡‡	293,673
400,000		HudBay Minerals, Inc., 7.63%, due 01/15/25 144A	407,500
500,000		Humana, Inc., 3.95%, due 08/15/49	503,329
380,000		ICICI Bank, Ltd./Hong Kong, Reg S, 5.75%, due 11/16/20‡‡‡	392,485
360,000		IHS Netherlands Holdco BV, 7.13%, due 03/18/25 144A	366,750
375,000		IHS Netherlands Holdco BV, 8.00%, due 09/18/27 144A	383,906
350,000		ING Groep NV, 5.75% (5 year CMT plus 4.34%)††††† †	352,756
1,150,000		ING Groep NV, Reg S, 6.75% (5 year USD swap plus 4.20%)† ††††† ‡‡‡	1,210,265
450,000		Intelsat Jackson Holdings SA, 5.50%, due 08/01/23	422,055
1,145,000		Intelsat Jackson Holdings SA, 9.50%, due 09/30/22 144A	1,333,925
35,350,000,000	IDR	Inter-American Development Bank, (MTN), Reg S, 7.88%, due 03/14/23‡‡‡	2,587,498
700,000		InterGen NV, 7.00%, due 06/30/23 144A	651,000
1,800,000		International Business Machines Corp., 3.00%, due 05/15/24	1,867,498
415,000		Intesa Sanpaolo SpA, 4.00%, due 09/23/29 144A	413,596
430,000		Intesa Sanpaolo SpA, 4.70%, due 09/23/49 144A	436,366
900,000		Intesa Sanpaolo SpA, 5.02%, due 06/26/24 144A	926,796
350,000		Intesa Sanpaolo SpA, 5.71%, due 01/15/26 144A	372,172
205,000		IQVIA, Inc., 5.00%, due 10/15/26 144A	215,506
570,000		IQVIA, Inc., 5.00%, due 05/15/27 144A	598,500
570,000		Iron Mountain, Inc. REIT, 4.88%, due 09/15/29 144A	580,146
230,000	EUR	Islandsbanki HF, (MTN), Reg S, 1.13% (EUSA1 plus 0.75%), due 01/19/24† ‡‡‡	251,648
260,000		j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, due 07/15/25 144A	275,496
320,000		Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 10.25%, due 11/15/22 144A	339,600

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
580,000	EUR	James Hardie Industries Plc, 3.63%, due 10/01/26 144A	671,488
160,000		JB Poindexter & Co., Inc., 7.13%, due 04/15/26 144A	166,400
800,000		JBS USA LUX SA/JBS USA Finance, Inc., 5.75%, due 06/15/25 144A	836,456
1,000,000		JPMorgan Chase & Co., 4.63%, due 05/10/21	1,039,611
1,035,000		JPMorgan Chase & Co., 5.00% (SOFR plus 3.38%)† †††††	1,059,447
565,000		Juniper Networks, Inc., 3.75%, due 08/15/29	568,387
586,192		K2016470219 South Africa, Ltd., 3.00% (3.00% Cash or PIK), due 12/31/22	5,862
139,274		K2016470260 South Africa, Ltd., 25.00% (25.00% or PIK), due 12/31/22	5,223
510,000		KazMunayGas National Co. JSC, 4.75%, due 04/19/27 144A	552,983
440,000		KazTransGas JSC, 4.38%, due 09/26/27 144A	462,118
400,000		KeyCorp, 2.55%, due 10/01/29	391,773
785,000		KKR Group Finance Co. VI LLC, 3.75%, due 07/01/29 144A	828,282
950,000		KLX Energy Services Holdings, Inc., 11.50%, due 11/01/25 144A	862,125
1,335,000		Kosmos Energy, Ltd., 7.13%, due 04/04/26 144A	1,385,236
345,000		Kraft Heinz Foods Co., 4.88%, due 10/01/49 144A	348,909
450,000		L Brands, Inc., 5.25%, due 02/01/28‡	419,805
320,000		L Brands, Inc., 5.63%, due 10/15/23‡	338,400
300,000		Lamb Weston Holdings, Inc., 4.88%, due 11/01/26 144A	315,750
3,390,000	EUR	Landsbankinn HF, (MTN), Reg S, 1.38%, due 03/14/22‡‡‡	3,783,386
240,000		Las Vegas Sands Corp., 3.20%, due 08/08/24	244,717
655,000		Lazard Group LLC, 4.38%, due 03/11/29	711,679
695,000		Lear Corp., 4.25%, due 05/15/29	714,425
1,600,000		Lennar Corp., 4.75%, due 11/29/27	1,724,000
70,000		Levi Strauss & Co., 5.00%, due 05/01/25	73,049
1,800,000		Lloyds Bank Plc, 2.25%, due 08/14/22	1,796,297
200,000		Lloyds Banking Group Plc, 4.65%, due 03/24/26	210,836
450,000	EUR	Lloyds Banking Group Plc, Reg S, 6.38% (5 year EUR swap plus 5.29%)† ††††† ‡‡‡	505,760
1,305,000		Lonestar Resources America, Inc., 11.25%, due 01/01/23 144A	1,073,362
800,000		MAF Global Securities, Ltd., Reg S, 5.50% (5 year USD swap plus 3.48%)† ††††† ‡‡‡	806,202
240,000		Magellan Health, Inc., 4.90%, due 09/22/24	240,300
400,000		Match Group, Inc., 5.00%, due 12/15/27 144A	417,000
210,000		McDermott Technology Americas, Inc./McDermott Technology US, Inc., 10.63%, due 05/01/24 144A	50,400
890,000		MEG Energy Corp., 7.00%, due 03/31/24 144A	863,300
250,000		Mercer International, Inc., 6.50%, due 02/01/24	257,188
370,000		Meredith Corp., 6.88%, due 02/01/26	377,862
900,000		Methanex Corp., 5.25%, due 12/15/29	905,373
200,000		MGM China Holdings, Ltd., 5.88%, due 05/15/26 144A	210,000
465,000		Midcontinent Communications/Midcontinent Finance Corp., 5.38%, due 08/15/27 144A	490,575
775,000		Millicom International Cellular SA, 5.13%, due 01/15/28 144A	810,921
1,170,000		Millicom International Cellular SA, 6.25%, due 03/25/29 144A	1,280,694
815,000		Millicom International Cellular SA, 6.63%, due 10/15/26 144A	888,350
1,000,000		Mineral Resources, Ltd., 8.13%, due 05/01/27 144A	1,031,800
740,000		Montage Resources Corp., 8.88%, due 07/15/23	569,800
1,000,000		Morgan Stanley, (MTN), 2.50%, due 04/21/21	1,006,995
370,000		MPLX, LP, 3.00% (3 mo. USD LIBOR plus 0.90%), due 09/09/21†	371,280
300,000		MPT Operating Partnership, LP/MPT Finance Corp. REIT, 5.00%, due 10/15/27	315,000
720,000		Myriad International Holdings BV, Reg S, 4.85%, due 07/06/27‡‡‡	797,870
1,165,000		Myriad International Holdings BV, 4.85%, due 07/06/27 144A	1,290,998

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
720,000		Myriad International Holdings BV, 5.50%, due 07/21/25 144A	803,684
440,000		Nationwide Building Society, 3.96% (3 mo. USD LIBOR plus 1.86%), due 07/18/30† 144A	460,071
450,000		Navient Corp., 6.75%, due 06/25/25‡	465,187
435,000		NBM US Holdings, Inc., 6.63%, due 08/06/29 144A	446,419
1,490,000		NBM US Holdings, Inc., 7.00%, due 05/14/26 144A	1,567,294
200,000		NCL Corp., Ltd., Class C, 4.75%, due 12/15/21 144A	203,920
275,000	EUR	Netflix, Inc., 3.88%, due 11/15/29 144A	318,764
580,000		Netflix, Inc., 5.38%, due 11/15/29 144A	606,100
300,000		Netflix, Inc., 5.88%, due 11/15/28	326,640
270,000		Netflix, Inc., 6.38%, due 05/15/29 144A	299,700
210,000	EUR	Netflix, Inc., Reg S, 3.88%, due 11/15/29‡‡‡	243,420
620,000		NGPL PipeCo LLC, Senior Note, 7.77%, due 12/15/37 144A	805,248
41,000,000	SEK	Nordea Hypotek AB, (MTN), Reg S, 1.25%, due 05/19/21‡‡‡	4,265,082
370,075		Northern Oil and Gas, Inc., 8.50% (8.50% Cash or PIK), due 05/15/23	383,028
400,000		Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, due 11/01/22 144A	237,000
1,050,000		NRG Energy, Inc., 7.25%, due 05/15/26	1,153,950
320,000		Oasis Petroleum, Inc., 6.88%, due 03/15/22	300,000
160,000		Oasis Petroleum, Inc., 6.88%, due 01/15/23‡	147,200
250,000		Occidental Petroleum Corp., 2.60%, due 08/13/21	251,720
235,000		Occidental Petroleum Corp., 2.70%, due 08/15/22	237,285
90,000		Occidental Petroleum Corp., 2.90%, due 08/15/24	90,774
90,000		Occidental Petroleum Corp., 3.20%, due 08/15/26	90,888
1,165,000		OCP SA, 4.50%, due 10/22/25 144A	1,227,619
645,000		OCP SA, 6.88%, due 04/25/44 144A	802,219
655,000		Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, due 08/15/27 144A	689,125
570,000		Oversea-Chinese Banking Corp., Ltd., (MTN), Reg S, 4.25%, due 06/19/24‡‡‡	605,983
600,000		Pactiv LLC, 8.38%, due 04/15/27	654,000
140,000		Park Aerospace Holdings, Ltd., 4.50%, due 03/15/23 144A	145,222
260,000		Park-Ohio Industries, Inc., 6.63%, due 04/15/27‡	249,600
235,000		Parkland Fuel Corp., 5.88%, due 07/15/27 144A	247,175
155,000		Parkland Fuel Corp., 6.00%, due 04/01/26 144A	164,300
430,000		Perrigo Finance Unlimited Co., 3.90%, due 12/15/24	441,115
440,000		Perusahaan Listrik Negara PT, 4.13%, due 05/15/27 144A	465,459
770,000		Petrobras Global Finance BV, 5.30%, due 01/27/25	842,380
2,015,000		Petrobras Global Finance BV, 5.75%, due 02/01/29	2,227,341
720,000		Petrobras Global Finance BV, 6.85%, due 06/05/15#	825,840
340,000		Petroleos Mexicanos, 6.49%, due 01/23/27 144A	355,079
615,000		Petroleos Mexicanos, 7.69%, due 01/23/50‡ 144A	642,675
11,184,300	MXN	Petroleos Mexicanos, Reg S (GDN), 7.19%, due 09/12/24‡‡‡	497,074
960,000		PetSmart, Inc., 7.13%, due 03/15/23 144A	907,200
230,000		Polaris Intermediate Corp., 8.50% (8.50% Cash of PIK), due 12/01/22 144A	196,650
230,000		PPG Industries, Inc., 2.40%, due 08/15/24	230,131
430,000		Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, due 04/15/26‡ 144A	448,834
178,000		Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, due 05/15/23 144A	187,465
280,000		Prosperous Ray, Ltd., Reg S, 4.63%, due 11/12/23‡‡‡	300,930
900,000		Quicken Loans, Inc., 5.75%, due 05/01/25 144A	932,625
119,925		Range Resources Corp., 4.88%, due 05/15/25‡	99,538

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
600,000		Range Resources Corp., 5.00%, due 03/15/23‡	526,500
40,000		Range Resources Corp., 5.88%, due 07/01/22	38,500
1,000,000	EUR	RCI Banque SA, (MTN), Reg S, 2.25%, due 03/29/21‡‡‡	1,129,492
264,000		Refinitiv US Holdings, Inc., 8.25%, due 11/15/26 144A	292,050
215,000		Reinsurance Group of America, Inc., 3.90%, due 05/15/29	228,960
260,000		Resolute Forest Products, Inc., 5.88%, due 05/15/23‡	261,300
155,000		Roper Technologies, Inc., 2.35%, due 09/15/24	155,380
165,000		Roper Technologies, Inc., 2.95%, due 09/15/29	165,748
445,000		Royal Bank of Scotland Group Plc, 4.27% (3 mo. USD LIBOR plus 1.76%), due 03/22/25†	465,740
300,000		Royal Bank of Scotland Group Plc, 4.89% (3 mo. USD LIBOR plus 1.75%), due 05/18/29†	330,373
100,000	EUR	Royal Bank of Scotland Group Plc, Reg S, 2.00% (3 mo. EURIBOR plus 2.04%), due 03/08/23† ‡‡‡	113,204
200,000		Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/01/25‡	204,000
400,000		Sands China, Ltd., 5.13%, due 08/08/25	440,168
1,000,000	EUR	Santander Consumer Finance SA, Reg S, 0.88%, due 01/24/22‡‡‡	1,113,995
590,000		Santander UK Group Holdings Plc, 4.75%, due 09/15/25 144A	616,405
1,495,000		SASOL Financing USA LLC, 5.88%, due 03/27/24	1,616,058
1,365,000		Saudi Arabian Oil Co., 4.38%, due 04/16/49 144A	1,493,469
425,000		SBA Tower Trust REIT, 2.84%, due 01/15/25 144A	426,155
110,000		Sensata Tech, Inc., 4.38%, due 02/15/30 144A	110,138
1,195,000		Shelf Drilling Holdings, Ltd., 8.25%, due 02/15/25 144A	1,021,725
410,000		Shimao Property Holdings, Ltd., Reg S, 5.60%, due 07/15/26‡‡‡	419,395
200,000		Silversea Cruise Finance, Ltd., 7.25%, due 02/01/25 144A	214,600
765,000		Societe Generale SA, 4.75%, due 09/14/28 144A	865,389
1,400,000		Southern California Edison Co., 4.88%, due 03/01/49	1,683,757
555,000		Southern Copper Corp., 3.88%, due 04/23/25	579,611
60,000		Spectrum Brands, Inc., 5.00%, due 10/01/29 144A	61,200
620,000		Sprint Capital Corp., 6.88%, due 11/15/28	677,474
60,000		Sprint Capital Corp., 8.75%, due 03/15/32	74,157
440,000		Sprint Corp., 7.13%, due 06/15/24	475,332
110,000		Sprint Corp., 7.63%, due 03/01/26	121,688
225,000		Sprint Corp., 7.88%, due 09/15/23	247,716
1,085,000		SS&C Technologies, Inc., 5.50%, due 09/30/27 144A	1,135,886
905,000		Standard Chartered Plc, 3.33% (3 mo. USD LIBOR plus 1.20%), due 09/10/22† 144A	910,095
775,000		Standard Chartered Plc, 4.30%, due 02/19/27 144A	806,108
585,000		Standard Chartered Plc, 7.75% (5 year USD swap plus 5.72%)† ††††† 144A	632,581
110,000		Standard Industries, Inc./NJ, 4.75%, due 01/15/28 144A	114,115
370,000		Standard Industries, Inc./NJ, 6.00%, due 10/15/25 144A	389,780
640,000		Sumitomo Mitsui Financial Group, Inc., 3.04%, due 07/16/29	655,473
420,000		Suzano Austria GmbH, 6.00%, due 01/15/29	457,590
260,000		Suzano Austria GmbH, Reg S, 5.75%, due 07/14/26‡ ‡‡‡	288,005
16,600,000	SEK	Swedbank Hypotek AB, (MTN), Reg S, 1.00%, due 06/15/22‡‡‡	1,736,567
370,000		Swire Pacific MTN Financing, Ltd. (MTN), Reg S, 4.50%, due 10/09/23‡‡‡	396,516
170,000		Synchrony Financial, 2.85%, due 07/25/22	171,498
800,000		Synchrony Financial, 4.50%, due 07/23/25	854,402
200,000		T-Mobile USA, Inc., 6.38%, due 03/01/25	207,692
280,000		Talen Energy Supply LLC, 10.50%, due 01/15/26 144A	242,200

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
310,000		Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 6.88%, due 01/15/29 144A	339,472
795,000		TD Ameritrade Holding Corp., 2.75%, due 10/01/29	800,512
230,000		Teck Resources, Ltd., 5.40%, due 02/01/43	236,029
90,000		Teck Resources, Ltd., 6.00%, due 08/15/40	97,532
600,000		Telecom Italia SpA, 5.30%, due 05/30/24 144A	649,320
200,000		Telefonica Emisiones SA, 5.21%, due 03/08/47	233,003
300,000		Tenet Healthcare Corp., 8.13%, due 04/01/22	325,590
535,000		Total Capital International SA, 2.83%, due 01/10/30	550,205
2,880,000	ZAR	Transnet SOC, Ltd., (MTN), Reg S, 9.50%, due 05/13/21‡‡‡	192,848
390,000		Transportadora de Gas del Sur SA, 6.75%, due 05/02/25 144A	344,175
535,000		Uber Technologies, Inc., 7.50%, due 11/01/23	540,350
340,000		UBS Group Funding Switzerland AG, 7.00% (5 year USD swap plus 4.34%)† ††††† 144A	361,505
1,150,000		UBS Group Funding Switzerland AG, Reg S, 7.00% (5 year USD swap plus 4.34%)† ††††† ‡‡‡	1,222,737
800,000		Ultrapar International SA, 5.25%, due 06/06/29 144A	840,000
755,000		UniCredit SpA, 7.30% (5 year USD ICE swap plus 4.91%), due 04/02/34† 144A	853,141
655,000		UniCredit SpA, Reg S, 8.00% (5 year USD swap plus 5.18%)† ††††† ‡‡‡	681,776
1,200,000		Unifin Financiera SAB de CV SOFOM ENR, 8.38%, due 01/27/28 144A	1,213,800
200,000		Union Pacific Corp., 4.50%, due 09/10/48	238,994
250,000		United Airlines Pass Through Trust, 2.70%, due 11/01/33	249,466
90,000		United Rentals North America, Inc., 4.63%, due 07/15/23	92,327
500,000		United Rentals North America, Inc., 4.88%, due 01/15/28	521,875
200,000		United Rentals North America, Inc., 5.25%, due 01/15/30	210,376
250,000		United Rentals North America, Inc., 5.88%, due 09/15/26	267,513
90,000		United Rentals North America, Inc., 6.50%, due 12/15/26	98,393
600,000		Univision Communications, Inc., 5.13%, due 05/15/23 144A	604,875
105,000		Unum Group, 4.00%, due 06/15/29	109,356
500,000		UPCB Finance IV, Ltd., 5.38%, due 01/15/25 144A	516,250
380,000		Vale Overseas, Ltd., 6.88%, due 11/10/39‡	485,929
390,000		Verizon Communications, Inc., 3.88%, due 02/08/29	428,336
100,000		Verizon Communications, Inc., 4.52%, due 09/15/48	118,420
670,000		Viacom, Inc., 6.88%, due 04/30/36	877,008
950,000		Videotron, Ltd., 5.13%, due 04/15/27 144A	1,007,000
300,000		Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.75%, due 04/15/23 144A	138,000
1,025,000		Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.75%, due 04/15/23 144A	484,312
500,000		Virgin Media Secured Finance Plc, 5.50%, due 08/15/26 144A	525,775
769,500	GBP	Virgin Media Secured Finance Plc, Reg S, 6.25%, due 03/28/29‡‡‡	1,010,081
1,535,000		Vistra Operations Co. LLC, 4.30%, due 07/15/29 144A	1,576,764
570,000		Vistra Operations Co. LLC, 5.00%, due 07/31/27 144A	588,343
755,000		Vistra Operations Co. LLC, 5.63%, due 02/15/27 144A	797,884
650,000		VOC Escrow, Ltd., 5.00%, due 02/15/28 144A	674,440
405,000		Vodafone Group Plc, 4.25%, due 09/17/50	414,315
130,000		Vodafone Group Plc, 4.38%, due 05/30/28	143,706
800,000		Vodafone Group Plc, 4.88%, due 06/19/49	894,415
230,000		Waste Management, Inc., 3.45%, due 06/15/29	248,595
490,000		Waste Management, Inc., 4.15%, due 07/15/49	571,885
350,000		WEA Finance LLC/Westfield UK & Europe Finance Plc REIT, 4.75%, due 09/17/44 144A	409,539

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
280,000		Weight Watchers International, Inc., 8.63%, due 12/01/25‡ 144A	291,900
2,500,000		Wells Fargo Bank NA, 2.76% (3 mo. USD LIBOR plus 0.50%), due 07/23/21†	2,506,495
220,000		Western Gas Partners, LP, 5.45%, due 04/01/44	195,382
390,000		Westpac Banking Corp., 4.11% (5 year CMT plus 2.00%), due 07/24/34†	407,644
565,000		William Carter Co., (The), 5.63%, due 03/15/27 144A	606,669
100,000		Williams Cos. (The), Inc., 8.75%, due 03/15/32	144,151
120,000		WPX Energy, Inc., 5.25%, due 10/15/27	120,900
250,000		WPX Energy, Inc., 8.25%, due 08/01/23	282,500
860,000		XPO CNW, Inc., 6.70%, due 05/01/34	847,100
290,000		Yamana Gold, Inc., 4.63%, due 12/15/27	307,386
150,000		YPF SA, 8.50%, due 03/23/21 144A	131,747
710,000		YPF SA, Reg S, 8.50%, due 03/23/21‡‡‡	623,600
390,000		Yum! Brands, Inc., 4.75%, due 01/15/30‡ 144A	403,712
45,000		Zayo Group LLC/Zayo Capital, Inc., 5.75%, due 01/15/27 144A	46,116
1,045,000	EUR	Ziggo BV, 4.25%, due 01/15/27 144A	1,232,080

			251,197,693

		Mortgage Backed Securities - Private Issuers — 2.7%
2,000,000		BBCCRE Trust, Series 2015-GTP, Class F, 4.71%, due 08/10/33◆◆ 144A	1,917,035
620,000		BBCMS Trust, Series 2018-CBM, Class D, 4.42% (1 mo. USD LIBOR plus 2.39%), due 07/15/37† 144A	621,577
1,000,000		BHMS, Series 2018-MZB, Class MZB, 8.66% (1 mo. USD LIBOR plus 6.64%), due 07/15/20† 144A	1,010,387
1,500,000		BX Trust, Series 2018-BILT, Class B, 3.05% (1 mo. USD LIBOR plus 1.02%), due 05/15/30† 144A	1,499,536
930,000		BX Trust, Series 2019-IMC, Class E, 4.18% (1 mo. USD LIBOR plus 2.15%), due 04/15/34† 144A	936,433
640,000		CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, 5.94%, due 12/15/47◆◆ 144A	673,289
329,898		Citigroup Mortgage Loan Trust, Series 2018-A, Class A1, 4.00%, due 01/25/68◆◆ 144A	331,098
1,500,000		FNMA Connecticut Avenue Securities, Series 2017-C03, Class 1B1, 6.87% (1 mo. USD LIBOR plus 4.85%), due 10/25/29† 144A	1,703,358
1,920,000		FNMA Connecticut Avenue Securities, Series 2018-C05, Class 1B1, 6.27% (1 mo. USD LIBOR plus 4.25%), due 01/25/31† 144A	2,092,993
1,580,000		FNMA Connecticut Avenue Securities, Series 2018-C05, Class 1M2, 4.37% (1 mo. USD LIBOR plus 2.35%), due 01/25/31† 144A	1,599,723
642,500		FNMA Connecticut Avenue Securities, Series 2018-C06, Class 1B1, 5.77% (1 mo. USD LIBOR plus 3.75%), due 03/25/31† 144A	678,465
665,000		Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class M, 4.75%, due 08/25/57◆◆ 144A	679,742
440,000		Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class M, 4.75%, due 07/25/58◆◆ 144A	446,160
410,000		GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.56%, due 08/10/44◆◆ 144A	408,887
840,000		JPMorgan Chase Commercial Mortgage Securities Corp., Series 2019-BKWD, Class E, 4.65% (1 mo. USD LIBOR plus 2.60%), due 09/15/29† †††† 144A	840,000
1,390,000		JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-PHMZ, Class M, 10.24% (1 mo. USD LIBOR plus 8.21%), due 06/15/35† 144A	1,387,501

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value(a)		Description	Value ($)

		Mortgage Backed Securities - Private Issuers — continued
330,000		JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-BOLT, Class C, 5.83% (1 mo. USD LIBOR plus 3.80%), due 07/15/34† 144A	330,566
1,067,391		Motel 6 Trust, Series 2017-MTL6, Class E, 5.28% (1 mo. USD LIBOR plus 3.25%), due 08/15/34† 144A	1,076,846
230,000		Starwood Retail Property Trust, Series 2014-STAR, Class C, 4.53% (1 mo. USD LIBOR plus 2.50%), due 11/15/27† 144A	229,329
300,000		Starwood Retail Property Trust, Series 2014-STAR, Class D, 5.28% (1 mo. USD LIBOR plus 3.25%), due 11/15/27† 144A	261,899
1,264,065		Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 2A2, 2.58% (1 mo. USD LIBOR plus 0.56%), due 05/25/45†	1,095,828
1,703,123		Verus Securitization Trust, Series 2019-3, Class A1, 2.78%, due 07/25/59†† 144A	1,705,639
900,889		WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR1, Class A1B, 2.80% (1 mo. USD LIBOR plus 0.78%), due 01/25/45†	897,308
184,970		Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A11, 5.50%, due 03/25/36	188,479

			22,612,078

		Mortgage Backed Securities - U.S. Government Agency Obligations — 0.2%
1,462,737		UMBS, Pool # BM5520, 3.50% , due 02/01/47	1,522,997

		Sovereign Debt Obligations — 41.6%
860,000		Abu Dhabi Government International Bond, 2.13%, due 09/30/24 144A	855,485
945,000		Abu Dhabi Government International Bond, 3.13%, due 09/30/49 144A	917,831
440,000		Abu Dhabi Government International Bond, 4.13%, due 10/11/47 144A	515,891
106,705,000	ARS	Argentina POM Politica Monetaria, 79.50% (ARLLMONP), due 06/21/20†	870,332
4,205,000		Argentine Republic Government International Bond, 5.88%, due 01/11/28	1,718,836
210,000		Argentine Republic Government International Bond, 6.88%, due 04/22/21	104,215
4,870,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 4.50%, due 03/01/26	7,479,424
700,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 03/01/35	1,206,532
600,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 6.00%, due 01/01/43	1,228,025
300,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, Reg S, 4.00%, due 03/01/23‡‡‡	438,935
1,990,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, Reg S, 4.70%, due 09/01/30‡‡‡ ‡‡‡‡	3,234,343
1,882,000	BRL	Brazil Notas do Tesouro Nacional Series B, 6.00%, due 08/15/20	1,516,079
1,355,000	BRL	Brazil Notas do Tesouro Nacional Series B, 6.00%, due 05/15/45	1,474,197
2,058,000	BRL	Brazil Notas do Tesouro Nacional Series B, 6.00%, due 08/15/50	2,314,686
11,445,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/21	2,903,469
33,847,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/23	9,037,946
23,519,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/25	6,474,963
39,152,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/27	11,033,287
2,201,000	BRL	Brazil Notas do Tesouro Nacional Series F, 10.00%, due 01/01/29	630,403
500,000		Colombia Government International Bond, 4.50%, due 03/15/29	557,000
23,163,100,000	COP	Colombian TES, 6.00%, due 04/28/28	6,746,960
576,900,000	COP	Colombian TES, 6.25%, due 11/26/25	173,295
16,051,300,000	COP	Colombian TES, 7.00%, due 05/04/22	4,866,363
4,106,900,000	COP	Colombian TES, 7.00%, due 06/30/32	1,269,690
934,900,000	COP	Colombian TES, 7.25%, due 10/18/34	294,901
9,215,500,000	COP	Colombian TES, 7.50%, due 08/26/26	2,949,337
4,735,400,000	COP	Colombian TES, 7.75%, due 09/18/30	1,551,164
5,969,800,000	COP	Colombian TES, 10.00%, due 07/24/24	2,072,931

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued
8,107,000,000	COP	Colombian TES, 11.00%, due 07/24/20	2,458,903
425,000	EUR	Cyprus Government International Bond, (MTN), Reg S, 2.38%, due 09/25/28‡‡‡	542,590
170,000	EUR	Cyprus Government International Bond, (MTN), Reg S, 2.75%, due 06/27/24‡‡‡	209,502
319,000	EUR	Cyprus Government International Bond, (MTN), Reg S, 2.75%, due 02/26/34‡‡‡	436,182
72,000	EUR	Cyprus Government International Bond, (MTN), Reg S, 2.75%, due 05/03/49‡‡‡	103,752
2,890,000	EUR	Cyprus Government International Bond, (MTN), Reg S, 3.75%, due 07/26/23‡‡‡	3,607,038
904,000	EUR	Cyprus Government International Bond, (MTN), Reg S, 4.25%, due 11/04/25‡‡‡	1,226,983
4,960,000	CZK	Czech Republic Government Bond, 0.25%, due 02/10/27	194,472
3,110,000	CZK	Czech Republic Government Bond, 2.00%, due 10/13/33	141,332
16,180,000	CZK	Czech Republic Government Bond, 2.75%, due 07/23/29	775,865
30,750,000	CZK	Czech Republic Government Bond, Reg S, 0.95%, due 05/15/30‡‡‡	1,245,580
11,210,000	CZK	Czech Republic Government Bond, Reg S, 1.00%, due 06/26/26‡‡‡	465,066
12,580,000	CZK	Czech Republic Government Bond, Reg S, 2.40%, due 09/17/25‡‡‡	565,674
745,000		Dominican Republic International Bond, Reg S, 5.95%, due 01/25/27‡‡‡	808,332
390,000		Ecuador Government International Bond, 9.63%, due 06/02/27 144A	406,579
210,000		Ecuador Government International Bond, 10.75%, due 01/31/29 144A	227,458
20,426,000	EGP	Egypt Government Bond, 16.10%, due 05/07/29	1,378,922
240,000		Egypt Government International Bond, 7.60%, due 03/01/29 144A	254,674
700,000		Ghana Government International Bond, 7.63%, due 05/16/29 144A	701,770
200,000		Ghana Government International Bond, 8.13%, due 03/26/32 144A	201,470
173,090,000	HUF	Hungary Government Bond, 3.00%, due 08/21/30	621,536
100,670,000	HUF	Hungary Government Bond, 1.75%, due 10/26/22	340,229
164,070,000	HUF	Hungary Government Bond, 2.50%, due 10/24/24	573,233
88,770,000	HUF	Hungary Government Bond, 2.75%, due 12/22/26	314,937
637,290,000	HUF	Hungary Government Bond, 3.00%, due 06/26/24	2,275,570
120,080,000	HUF	Hungary Government Bond, 3.00%, due 10/27/27	433,960
187,110,000	HUF	Hungary Government Bond, 5.50%, due 06/24/25	755,898
178,210,000	HUF	Hungary Government Bond, 6.75%, due 10/22/28	828,725
1,200,000		Indonesia Government International Bond, (MTN), Reg S, 5.25%, due 01/17/42‡‡‡	1,445,893
25,770,000,000	IDR	Indonesia Treasury Bond, 6.13%, due 05/15/28	1,685,443
15,805,000,000	IDR	Indonesia Treasury Bond, 6.63%, due 05/15/33	1,016,742
43,447,000,000	IDR	Indonesia Treasury Bond, 7.00%, due 05/15/27	3,046,157
42,591,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 08/15/32	2,981,820
36,595,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 05/15/38	2,533,730
41,250,000,000	IDR	Indonesia Treasury Bond, 8.13%, due 05/15/24	3,076,242
106,458,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 05/15/29	8,023,386
11,789,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 06/15/32	873,540
24,484,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 05/15/36	1,801,984
4,252,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/24	318,860
8,419,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 09/15/26	636,879
47,071,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/34	3,514,657
19,123,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 04/15/39	1,421,663
43,775,000,000	IDR	Indonesia Treasury Bond, 8.75%, due 05/15/31	3,376,087
17,686,000,000	IDR	Indonesia Treasury Bond, 9.00%, due 03/15/29	1,382,461
9,536,000,000	IDR	Indonesia Treasury Bond, 9.50%, due 07/15/31	772,836
3,815,000,000	IDR	Indonesia Treasury Bond, 10.50%, due 08/15/30	329,517
5,660,000	ILS	Israel Government Bond — Fixed, 3.75%, due 03/31/47	2,184,077
2,889,000	ILS	Israel Government Bond — Fixed, 5.50%, due 01/31/42	1,385,638
337,600,000	JPY	Japan Government Thirty Year Bond, 0.40%, due 06/20/49	3,168,801

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued
500,000		Kazakhstan Government International Bond, (MTN), Reg S, 5.13%, due 07/21/25‡‡‡	566,832
580,000		Kenya Government International Bond, 7.00%, due 05/22/27 144A	603,200
9,590,000,000	KRW	Korea Treasury Bond, 1.88%, due 03/10/24	8,189,302
4,169,330,000	KRW	Korea Treasury Bond, 2.38%, due 12/10/28	3,759,250
630,000		Kuwait International Government Bond, 3.50%, due 03/20/27 144A	680,324
2,189,000	MYR	Malaysia Government Bond, 3.42%, due 08/15/22	527,148
3,174,000	MYR	Malaysia Government Bond, 3.48%, due 03/15/23	765,793
28,640,000	MYR	Malaysia Government Bond, 3.62%, due 11/30/21	6,910,955
18,022,000	MYR	Malaysia Government Bond, 3.80%, due 08/17/23	4,392,967
3,528,000	MYR	Malaysia Government Bond, 3.84%, due 04/15/33	864,247
14,200,000	MYR	Malaysia Government Bond, 3.88%, due 03/10/22	3,452,515
3,566,000	MYR	Malaysia Government Bond, 3.88%, due 03/14/25	876,571
3,204,000	MYR	Malaysia Government Bond, 3.89%, due 08/15/29	800,033
1,047,000	MYR	Malaysia Government Bond, 3.89%, due 03/15/27	256,603
3,898,000	MYR	Malaysia Government Bond, 3.90%, due 11/16/27	957,677
12,119,000	MYR	Malaysia Government Bond, 3.96%, due 09/15/25	2,989,928
2,020,000	MYR	Malaysia Government Bond, 4.06%, due 09/30/24	498,516
989,000	MYR	Malaysia Government Bond, 4.13%, due 04/15/32	248,890
1,511,000	MYR	Malaysia Government Bond, 4.18%, due 07/15/24	375,090
903,000	MYR	Malaysia Government Bond, 4.23%, due 06/30/31	228,698
1,289,000	MYR	Malaysia Government Bond, 4.39%, due 04/15/26	325,725
3,565,000	MYR	Malaysia Government Bond, 4.50%, due 04/15/30	921,974
807,000	MYR	Malaysia Government Bond, 4.74%, due 03/15/46	221,055
620,000	MYR	Malaysia Government Bond, 4.76%, due 04/07/37	167,683
1,860,000	MYR	Malaysia Government Bond, 4.89%, due 06/08/38	513,936
6,000,000	MYR	Malaysia Government Bond, 4.92%, due 07/06/48	1,684,565
44,232,000	MXN	Mexican Bonos, 5.75%, due 03/05/26	2,122,594
13,116,900	MXN	Mexican Bonos, 6.50%, due 06/10/21	662,721
181,509,400	MXN	Mexican Bonos, 7.50%, due 06/03/27	9,553,513
18,523,900	MXN	Mexican Bonos, 7.75%, due 05/29/31	994,984
27,628,100	MXN	Mexican Bonos, 7.75%, due 11/23/34	1,479,721
50,634,400	MXN	Mexican Bonos, 7.75%, due 11/13/42	2,685,311
31,410,800	MXN	Mexican Bonos, 8.00%, due 12/07/23	1,666,869
32,466,000	MXN	Mexican Bonos, 8.00%, due 11/07/47	1,770,518
48,289,700	MXN	Mexican Bonos, 8.50%, due 05/31/29	2,724,612
56,828,800	MXN	Mexican Bonos, 8.50%, due 11/18/38	3,243,881
47,790,600	MXN	Mexican Bonos, 10.00%, due 12/05/24	2,770,373
59,602,700	MXN	Mexican Bonos, 10.00%, due 11/20/36	3,845,467
22,862,988	MXN	Mexican Udibonos, 4.00%, due 11/30/28	1,233,891
17,609,659	MXN	Mexican Udibonos, 4.50%, due 11/22/35	1,025,887
540,000		Mexico Government International Bond, 3.60%, due 01/30/25	561,870
760,000		Oman Government International Bond, 6.00%, due 08/01/29 144A	757,826
455,000		Oman Government International Bond, Reg S, 6.50%, due 03/08/47‡‡‡	422,251
4,851,000	PEN	Peruvian Government International Bond, Reg S, 6.35%, due 08/12/28‡‡‡	1,671,579
344,000	PEN	Peruvian Government International Bond, Reg S (GDN), 5.70%, due 08/12/24‡‡‡	113,343
5,378,000	PEN	Peruvian Government International Bond, Reg S (GDN), 6.95%, due 08/12/31‡‡‡	1,939,813
4,376,000	PEN	Peruvian Government International Bond, Reg S (GDN), 8.20%, due 08/12/26‡‡‡	1,642,325
58,000,000	PHP	Philippine Government International Bond, 3.90%, due 11/26/22	1,122,960
9,000,000	PHP	Philippine Government International Bond, 4.95%, due 01/15/21	175,902

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued
95,000,000	PHP	Philippine Government International Bond, 6.25%, due 01/14/36	2,214,162
2,504,000	PLN	Poland Government Bond, 1.75%, due 07/25/21	627,519
5,771,000	PLN	Poland Government Bond, 2.50%, due 07/25/26	1,493,811
546,000	PLN	Poland Government Bond, 2.50%, due 07/25/27	141,684
4,850,000	PLN	Poland Government Bond, 3.25%, due 07/25/25	1,304,455
1,216,000	PLN	Poland Government Bond, 4.00%, due 10/25/23	330,363
180,000		Provincia de Buenos Aires/ Argentina, Reg S, 9.95%, due 06/09/21‡‡‡	73,800
1,710,000		Provincia de Buenos Aires/Argentina, 6.50%, due 02/15/23 144A	615,600
150,000		Provincia de Buenos Aires/Argentina, 7.88%, due 06/15/27 144A	55,500
180,000		Provincia de Buenos Aires/Argentina, 9.13%, due 03/16/24 144A	67,410
300,000		Provincia de Buenos Aires/Argentina, 9.95%, due 06/09/21 144A	123,000
480,000		Qatar Government International Bond, 4.00%, due 03/14/29 144A	532,530
590,000		Qatar Government International Bond, 4.82%, due 03/14/49 144A	731,528
390,000		Qatar Government International Bond, 5.10%, due 04/23/48 144A	499,414
3,143,000	PLN	Republic of Poland Government Bond, 2.50%, due 04/25/24	809,496
7,805,000	PLN	Republic of Poland Government Bond, 2.75%, due 04/25/28	2,068,549
8,459,000	PLN	Republic of Poland Government Bond, 2.75%, due 10/25/29	2,252,693
30,539,918	ZAR	Republic of South Africa Government Bond, 8.75%, due 01/31/44	1,796,140
1,675,000		Republic of South Africa Government International Bond, 4.85%, due 09/30/29	1,671,297
2,175,000	RON	Romania Government Bond, 3.25%, due 04/29/24	488,943
1,200,000	RON	Romania Government Bond, 3.65%, due 09/24/31	257,156
15,425,000	RON	Romania Government Bond, 4.25%, due 06/28/23	3,621,953
4,305,000	RON	Romania Government Bond, 5.00%, due 02/12/29	1,056,102
7,720,000	RON	Romania Government Bond, 5.80%, due 07/26/27	1,980,042
181,788,000	RUB	Russian Federal Bond — OFZ, 6.90%, due 05/23/29	2,803,120
78,879,000	RUB	Russian Federal Bond — OFZ, 7.00%, due 08/16/23	1,232,966
333,882,000	RUB	Russian Federal Bond — OFZ, 7.05%, due 01/19/28	5,218,326
166,648,000	RUB	Russian Federal Bond — OFZ, 7.10%, due 10/16/24	2,612,251
109,026,000	RUB	Russian Federal Bond — OFZ, 7.25%, due 05/10/34	1,697,047
90,051,000	RUB	Russian Federal Bond — OFZ, 7.40%, due 12/07/22	1,424,036
142,461,000	RUB	Russian Federal Bond — OFZ, 7.50%, due 08/18/21	2,234,804
207,325,000	RUB	Russian Federal Bond — OFZ, 7.70%, due 03/23/33	3,353,532
156,365,000	RUB	Russian Federal Bond — OFZ, 7.75%, due 09/16/26	2,542,569
33,612,000	RUB	Russian Federal Bond — OFZ, 7.95%, due 10/07/26	553,805
117,074,000	RUB	Russian Federal Bond — OFZ, 8.15%, due 02/03/27	1,943,321
195,806,000	RUB	Russian Federal Bond — OFZ, 8.50%, due 09/17/31	3,375,622
440,000		Senegal Government International Bond, 6.25%, due 05/23/33 144A	444,400
56,591,000	ZAR	South Africa Government Bond, 6.25%, due 03/31/36	2,706,308
10,921,318	ZAR	South Africa Government Bond, 6.50%, due 02/28/41	506,828
35,332,240	ZAR	South Africa Government Bond, 7.00%, due 02/28/31	1,973,246
1,353,000	ZAR	South Africa Government Bond, 7.75%, due 02/28/23	90,077
36,468,527	ZAR	South Africa Government Bond, 8.00%, due 01/31/30	2,247,007
16,163,600	ZAR	South Africa Government Bond, 8.25%, due 03/31/32	983,708
19,071,390	ZAR	South Africa Government Bond, 8.50%, due 01/31/37	1,130,170
82,402,685	ZAR	South Africa Government Bond, 8.75%, due 02/28/48	4,807,571
19,063,413	ZAR	South Africa Government Bond, 8.88%, due 02/28/35	1,184,289
18,949,924	ZAR	South Africa Government Bond, 9.00%, due 01/31/40	1,155,799
270,145,346	ZAR	South Africa Government Bond, 10.50%, due 12/21/26	19,897,663
91,880,000	THB	Thailand Government Bond, 2.13%, due 12/17/26	3,145,755

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued
122,667,000	THB	Thailand Government Bond, 2.88%, due 12/17/28	4,489,886
24,225,000	THB	Thailand Government Bond, 3.60%, due 06/17/67	1,145,515
32,811,000	THB	Thailand Government Bond, 3.65%, due 06/20/31	1,321,263
26,010,000	THB	Thailand Government Bond, 4.00%, due 06/17/66	1,337,584
96,547,560	THB	Thailand Government Bond, Reg S, 1.25%, due 03/12/28‡‡‡	3,094,354
6,997,694	TRY	Turkey Government Bond, 4.00%, due 04/01/20	1,247,973
915,952	TRY	Turkey Government Bond, 7.10%, due 03/08/23	134,720
1,865,560	TRY	Turkey Government Bond, 8.00%, due 03/12/25	267,205
1,690,208	TRY	Turkey Government Bond, 8.80%, due 09/27/23	258,627
2,569,279	TRY	Turkey Government Bond, 10.50%, due 08/11/27	397,689
4,085,272	TRY	Turkey Government Bond, 10.60%, due 02/11/26	648,984
2,318,000	TRY	Turkey Government Bond, 10.70%, due 08/17/22	383,635
7,954,347	TRY	Turkey Government Bond, 11.00%, due 03/02/22	1,349,555
1,664,014	TRY	Turkey Government Bond, 11.00%, due 02/24/27	265,081
739,302	TRY	Turkey Government Bond, 12.20%, due 01/18/23	127,658
1,571,000	TRY	Turkey Government Bond, 12.40%, due 03/08/28	268,209
707,985	TRY	Turkey Government Bond, 16.20%, due 06/14/23	136,293
850,000		Turkey Government International Bond, 6.13%, due 10/24/28	832,109
681,000		Turkey Government International Bond, 7.63%, due 04/26/29	725,330
4,375,000	GBP	United Kingdom Gilt, Reg S, 1.63%, due 10/22/28‡‡‡	5,976,942
21,388,000	UYU	Uruguay Government International Bond, Reg S, 8.50%, due 03/15/28‡‡‡	502,821

			346,465,653

		U.S. Government and Agency Obligations — 9.8%
5,590,000		U.S. Treasury Bond, 2.25%, due 08/15/49	5,750,385
700,000		U.S. Treasury Bond, 3.13%, due 05/15/48	851,006
150,000		U.S. Treasury Bond, 3.38%, due 11/15/48	191,165
12,870,268		U.S. Treasury Inflation Indexed Bonds, 0.13%, due 04/15/22	12,740,149
12,601,014		U.S. Treasury Inflation Indexed Bonds, 0.63%, due 04/15/23	12,705,972
1,169,435		U.S. Treasury Inflation Indexed Bonds, 1.00%, due 02/15/49	1,313,867
9,039,000		U.S. Treasury Note, 1.38%, due 01/15/20	9,025,583
6,500,000		U.S. Treasury Note, 1.38%, due 06/30/23	6,453,662
9,100,000		U.S. Treasury Note, 1.50%, due 10/31/19*** ***** ‡	9,095,632
4,260,000		U.S. Treasury Note, 1.63%, due 03/15/20	4,255,341
1,655,000		U.S. Treasury Note, 2.13%, due 05/31/21	1,666,475
125,700		U.S. Treasury Note, 2.25%, due 03/31/20******	125,928
17,000,000		U.S. Treasury Note, 2.50%, due 05/31/20	17,069,726

			81,244,891

		TOTAL DEBT OBLIGATIONS (COST $774,754,468)	780,625,452

Shares		Description	Value ($)

		COMMON STOCKS — 0.1%

		Diversified Financial Services — 0.0%
7,396,155		Edcon Holdings, Ltd. 1* **** ^	—
736,020		Edcon Holdings, Ltd. 2* **** ^	—

			—

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares		Description	Value ($)

		Oil & Gas — 0.1%
10		Amplify Energy Corp.	62
8,511		Birch Permian Holdings, Inc.* ****	76,599
66,347		Birch Permian Holdings, Inc.* ****	597,123
14,783		Nine Point Energy Holdings, LLC* ****	—

			673,784

		TOTAL COMMON STOCKS (COST $1,610,355)	673,784

		CONVERTIBLE PREFERRED STOCK — 0.3%

		Electric — 0.2%
8,000		Sempra Energy, 6.00%	945,600
14,933		Southern Co. (The), 6.75%	799,065

			1,744,665

		Oil & Gas — 0.0%
322		Nine Point Energy Holdings, Inc., 0.00%* ****	118,000

		Semiconductors — 0.1%
840		Broadcom, Inc., 8.00%*	861,324

		TOTAL CONVERTIBLE PREFERRED STOCK (COST $2,798,700)	2,723,989

		PREFERRED STOCKS — 0.0%

		Diversified Financial Services — 0.0%
6,375		B. Riley Financial, Inc., 6.50%*	159,821
2,450		B. Riley Financial, Inc., 6.88%‡	63,896

			223,717

		TOTAL PREFERRED STOCKS (COST $220,625)	223,717

		WARRANTS — 0.0%

		Oil & Gas — 0.0%
77		Amplify Energy Corp.*	—

		TOTAL WARRANTS (COST $—)	—

Notional Value		Description	Value ($)

		OPTIONS PURCHASED — 0.2%

		PURCHASED CURRENCY OPTIONS — 0.1%

		Call Options — 0.0%
12,700,000	USD	USD/JPY Option with Citibank N.A., Strike Price JPY 110.50, Expires 12/20/19	26,314
2,430,000	USD	USD/EUR Option with UBS Securities LLC, Strike Price EUR 1.11, Expires 10/21/19	48,304
2,990,000	USD	USD/EUR Option with UBS Securities LLC, Strike Price EUR 1.13, Expires 10/15/19	112,224
1,680,000	USD	USD/EUR Option with UBS Securities LLC, Strike Price EUR 1.13, Expires 10/08/19	57,614

		Put Options — 0.1%
6,250,000	USD	USD/CHF Option with BNP Paribas S.A., Strike Price CHF 0.97, Expires 11/04/19	8,163

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Notional Value		Description	Value ($)

		Put Options — continued
5,100,000	USD	GBP/USD Option with Citibank N.A., Strike Price USD 1.19, Expires 02/03/20	74,261
2,540,000	USD	USD/JPY Option with UBS Securities LLC, Strike Price JPY 108.04, Expires 10/31/19	21,516
6,350,000	USD	GBP/USD Option with Morgan Stanley & Co., Strike Price USD 1.23, Expires 11/06/19	89,376
3,800,000	USD	GBP/USD Option with Morgan Stanley & Co., Strike Price USD 1.20, Expires 12/06/19	38,391
1,670,000	USD	USD/AUD Option with UBS Securities LLC, Strike Price AUD 0.70, Expires 12/05/19	2,896
1,700,000	USD	USD/RUB Option with UBS Securities LLC, Strike Price RUB 65.28, Expires 11/20/19	23,591

		TOTAL CURRENCY OPTIONS PURCHASED (PREMIUMS PAID $359,505)	502,650

Number of Contracts	Notional Value ($)	Description	Value ($)

		PURCHASED FUTURES OPTIONS — 0.0%

		Put Options — 0.0%
31	4,616,675	S&P 500 E-mini Futures with UBS Securities LLC, Strike Price $2,750.00, Expires 10/18/19	5,968
16	2,382,800	S&P 500 E-mini Futures with UBS Securities LLC, Strike Price $2,600.00, Expires 10/18/19	880
11	1,638,175	S&P 500 E-mini Futures with UBS Securities LLC, Strike Price $2,850.00, Expires 11/15/19	16,362
11	1,638,175	S&P 500 E-mini Futures with UBS Securities LLC, Strike Price $2,750.00, Expires 11/15/19	9,075
8	1,191,400	S&P 500 E-mini Futures with UBS Securities LLC, Strike Price $2,750.00, Expires 12/20/19	13,400
12	1,563,750	U.S. Treasury Note 10-Year Futures Option with UBS Securities LLC, Strike Price $130.00, Expires 10/25/19	6,375

		TOTAL FUTURES OPTIONS PURCHASED (PREMIUMS PAID $140,520)	52,060

		PURCHASED INDEX OPTIONS — 0.1%

		Put Options — 0.1%
8	6,199,559	NASDAQ 100 E-mini Index with Citigroup Global Markets Inc., Strike Price $7,250.00, Expires 03/20/20	188,000
16	12,399,118	NASDAQ 100 E-mini Index with Citigroup Global Markets Inc., Strike Price $7,500.00, Expires 03/20/20	494,400
524	1,559,812	S&P 500 Futures with UBS Securities LLC, Strike Price $2,865.20, Expires 01/24/20	25,261

		TOTAL INDEX OPTIONS PURCHASED (PREMIUMS PAID $682,024)	707,661

Notional Value		Description	Value ($)

		PURCHASED SWAPTIONS — 0.0%

		Put Swaptions — 0.0%
2,365,000	USD	CDX.NA.HY Index Option with JPMorgan Chase Bank N.A., Strike Price $106.00, Expires 11/20/19	16,155
6,300,000	USD	CDX.NA.HY Index Option with Bank of America N.A., Strike Price $ 100.00, Expires 12/18/19	12,852

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Notional Value		Description	Value ($)

		Put Swaptions — continued
7,735,000	USD	CDX.NA.HY Index Option with JPMorgan Chase Bank N.A., Strike Price $106.00, Expires 11/20/19	54,657

		TOTAL PURCHASED SWAPTIONS (PREMIUMS PAID $84,988)	83,664

		TOTAL OPTIONS PURCHASED (PREMIUMS PAID $1,267,037)	1,346,035

Par Value(a)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 3.9%

		Certificate of Deposit — 0.2%
1,650,000		Syngenta Wilmington, Inc., 2.49%, due 12/16/19 144A	1,641,414

		Investment Company — 1.0%
8,490,429		T. Rowe Price Government Reserve Fund, 1.94%, due 09/19/34	8,490,429

		Mutual Fund - Securities Lending Collateral — 1.3%
11,009,922		State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.88%## **	11,009,922

		Sovereign Debt Obligations — 1.4%
2,574,000	BRL	Brazil Letras do Tesouro Nacional, 5.21%, due 07/01/21‡‡	565,457
9,393,000	BRL	Brazil Letras do Tesouro Nacional, 5.60%, due 01/01/22‡‡	1,997,588
7,154,000	BRL	Brazil Letras do Tesouro Nacional, 5.94%, due 07/01/22‡‡	1,471,607
5,601,000	BRL	Brazil Letras do Tesouro Nacional, 6.61%, due 07/01/23‡‡	1,071,866
21,300,000	EGP	Egypt Treasury Bills, 13.75%, due 03/17/20‡‡	1,231,277
21,350,000	EGP	Egypt Treasury Bills, 14.16%, due 12/03/19‡‡	1,280,825
9,250,000	EGP	Egypt Treasury Bills, 14.62%, due 02/11/20‡‡	539,765
62,000,000	EGP	Egypt Treasury Bills, 9.49%, due 10/15/19‡‡	3,796,807

		TOTAL SOVEREIGN DEBT OBLIGATIONS	11,955,192

		TOTAL SHORT-TERM INVESTMENTS (COST $32,805,182)	33,096,957

		TOTAL INVESTMENTS — 98.4% (Cost $813,456,367)	818,689,934

		Other Assets and Liabilities (net)(b) — 1.6%	13,713,171

		NET ASSETS — 100.0%	$832,403,105

Notes to Schedule of Investments:

ARLLMONP — Argentina Blended Historical Policy Rate

ARS — Auction Rate Security

CDX.NA.HY — Markit North America High Yield CDS Index

CLO — Collateralized Loan Obligation

CMT — Constant Maturing Treasury Rate

FNMA — Federal National Mortgage Association

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

GDN — Global Depository Note

MTN — Medium Term Note

PIK — Payment In Kind

REIT — Real Estate Investment Trust

UMBS — Uniform Mortgage-Backed Securities are single-class securities backed by fixed-rate mortgage loans purchased by either FHLMC or FNMA

#	Year of maturity is greater than 2100.

##	The rate disclosed is the 7 day net yield as of September 30, 2019.

###	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

*	Non-income producing security

**	Represents an investment of securities lending cash collateral.

***	All or a portion of this security is pledged for open futures collateral.

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $791,722 which represents 0.1% of net assets. The aggregate tax cost of these securities held at September 30, 2019 was $1,911,239.

*****	All or a portion of this security is pledged for open centrally cleared swaps collateral.

******	All or a portion of this security is pledged for open futures, forward foreign currency contracts, OTC swaps, and/or OTC options collateral.

^	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

◆◆	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

†	Variable or floating rate note. Rate shown is as of September 30, 2019.

††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

††††	When-issued security.

†††††	Security is perpetual and has no stated maturity date.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

‡‡‡‡	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period end, the market value of restricted securities was $3,234,343, which is 0.4% of net assets. See details shown in the Restricted Securities table that follows.

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).

(b)	As of September 30, 2019, the value of unfunded loan commitments was $95,627 for the Fund. See Notes to Schedule of Investments.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $162,422,756 which represents 19.5% of net assets.

At September 30, 2019, the Fund held the following restricted security:

Restricted Security	Acquistion Date	Principal Amount		Cost	Value
Bonos de la Tesoreria de la Republica en pesos, Reg S, 4.70%, due 09/01/30	06/11/19	CLP	1,990,000,000	$3,219,621	$3,234,343

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
ARS	7,845,190	USD	160,828	10/03/19	Goldman Sachs International	$(25,120)
ARS	12,563,930	USD	266,298	10/16/19	Goldman Sachs International	(58,968)
ARS	28,213,000	USD	438,771	10/03/19	JPMorgan Chase Bank N.A.	49,262
ARS	25,511,000	USD	383,336	10/04/19	JPMorgan Chase Bank N.A.	56,326
ARS	8,040,440	USD	169,558	10/03/19	Morgan Stanley & Co.	(30,473)
AUD	480,000	USD	324,501	10/17/19	Barclays Bank Plc	(588)
AUD	200,000	USD	135,068	10/17/19	Citibank N.A.	(104)
AUD	582,857	USD	396,123	11/22/19	Citibank N.A.	(2,345)
AUD	547,000	USD	371,330	12/27/19	Citibank N.A.	(1,412)
AUD	5,232,726	USD	3,687,868	10/25/19	HSBC Bank USA, N.A.	(155,752)
AUD	360,000	USD	247,644	10/17/19	JPMorgan Chase Bank N.A.	(4,709)
BRL	7,233,087	USD	1,738,004	10/02/19	Barclays Bank Plc	(1,535)
BRL	22,221,717	USD	5,434,166	10/02/19	BNP Paribas S.A.	(99,332)
BRL	5,604,081	USD	1,345,712	10/02/19	Citibank N.A.	(323)
BRL	20,541,149	USD	4,958,265	10/02/19	Deutsche Bank AG	(26,889)
BRL	5,095,740	USD	1,241,652	11/14/19	Deutsche Bank AG	(21,646)
BRL	13,484,000	USD	3,233,509	10/02/19	JPMorgan Chase Bank N.A.	3,635
BRL	69,007,000	USD	17,040,204	10/02/19	Morgan Stanley & Co.	(473,489)
BRL	6,198,980	USD	1,505,246	11/14/19	Morgan Stanley & Co.	(21,105)
CAD	221,000	USD	166,999	10/25/19	Bank of America N.A.	(17)
CAD	866,322	USD	661,072	10/17/19	Barclays Bank Plc	(6,581)
CAD	3,304,000	USD	2,492,298	10/25/19	BNP Paribas S.A.	4,127
CAD	483,569	USD	364,438	10/02/19	Citibank N.A.	802
CAD	8,580,597	USD	6,473,284	10/25/19	Citibank N.A.	10,012
CAD	533,278	USD	402,828	12/19/19	Goldman Sachs & Co.	460
CAD	514,167	USD	386,525	11/18/19	JPMorgan Chase Bank N.A.	2,092
CHF	2,025,000	USD	2,080,658	11/22/19	Citibank N.A.	(41,277)
CHF	2,025,000	USD	2,081,684	11/22/19	HSBC Bank USA, N.A.	(42,304)
CHF	2,025,000	USD	2,081,259	11/22/19	JPMorgan Chase Bank N.A.	(41,878)
CHF	169,000	USD	171,373	11/22/19	State Street Bank London	(1,173)
CLP	446,364,340	USD	620,295	11/14/19	Barclays Bank Plc	(6,825)
CLP	228,788,409	USD	319,939	12/06/19	Barclays Bank Plc	(5,319)
CLP	388,259,823	USD	541,047	12/06/19	BNP Paribas S.A.	(7,129)
CLP	3,188,706,125	USD	4,489,125	12/06/19	Credit Suisse International	(104,155)
CLP	598,000,000	USD	826,823	10/07/19	Deutsche Bank AG	(5,558)
CLP	463,321,850	USD	637,350	11/14/19	Goldman Sachs International	(574)
CLP	77,995,485	USD	109,992	12/06/19	HSBC Bank USA, N.A.	(2,736)
CLP	463,506,060	USD	640,113	11/14/19	JPMorgan Chase Bank N.A.	(3,084)
CLP	36,452,324	USD	51,433	12/06/19	JPMorgan Chase Bank N.A.	(1,305)
CLP	827,956,820	USD	1,145,327	11/14/19	Morgan Stanley & Co.	(7,407)
CLP	88,529,351	USD	123,696	12/06/19	Morgan Stanley & Co.	(1,954)
COP	1,073,891,560	USD	315,572	11/14/19	Barclays Bank Plc	(7,407)
COP	3,858,086,575	USD	1,138,712	11/14/19	HSBC Bank Plc	(31,590)
COP	3,175,320,000	USD	938,056	10/23/19	JPMorgan Chase Bank N.A.	(25,955)
COP	1,128,459,550	USD	327,755	11/14/19	JPMorgan Chase Bank N.A.	(3,930)
COP	2,076,359,210	USD	614,671	11/14/19	UBS AG	(18,836)
CZK	84,061,990	USD	3,586,526	11/14/19	Citibank N.A.	(35,343)

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
CZK	6,839,710	USD	290,901	11/14/19	Credit Suisse International	$(1,959)
CZK	53,322,000	USD	2,379,847	10/03/19	JPMorgan Chase Bank N.A.	(128,055)
CZK	42,446,000	USD	1,796,892	12/16/19	JPMorgan Chase Bank N.A.	(1,900)
EUR	610,000	USD	679,830	10/17/19	Barclays Bank Plc	(14,059)
EUR	563,000	USD	626,531	10/31/19	BNP Paribas S.A.	(11,417)
EUR	3,006,250	USD	3,337,286	10/17/19	Citibank N.A.	(56,179)
EUR	1,093,500	USD	1,217,612	10/23/19	Citibank N.A.	(23,603)
EUR	6,623,858	USD	7,357,322	10/31/19	Citibank N.A.	(120,328)
EUR	293,900	USD	322,809	11/14/19	HSBC Bank Plc	(1,383)
EUR	410,000	USD	463,136	10/10/19	JPMorgan Chase Bank N.A.	(15,883)
EUR	2,465,500	USD	2,786,380	10/17/19	JPMorgan Chase Bank N.A.	(95,462)
EUR	405,000	USD	446,786	10/31/19	JPMorgan Chase Bank N.A.	(4,298)
EUR	1,181,080	USD	1,292,571	11/14/19	JPMorgan Chase Bank N.A.	(875)
EUR	30,566	USD	33,929	10/31/19	State Street Bank London	(533)
EUR	902,580	USD	991,527	11/14/19	Toronto Dominion Bank	(4,415)
GBP	609,590	USD	766,145	10/17/19	Barclays Bank Plc	(14,492)
GBP	108,000	USD	132,154	11/22/19	HSBC Bank USA, N.A.	1,198
HUF	479,734,820	USD	1,570,416	11/14/19	Barclays Bank Plc	(5,392)
HUF	123,890,000	USD	408,765	11/14/19	HSBC Bank Plc	(4,602)
HUF	857,539,000	USD	2,941,036	10/03/19	JPMorgan Chase Bank N.A.	(149,874)
HUF	857,539,000	USD	2,805,254	12/16/19	JPMorgan Chase Bank N.A.	(1,743)
HUF	152,070,000	USD	507,382	11/14/19	Morgan Stanley & Co.	(11,289)
IDR	26,214,139,639	USD	1,848,018	10/04/19	Barclays Bank Plc	(1,690)
IDR	14,389,112,712	USD	1,012,819	10/17/19	Barclays Bank Plc	(744)
IDR	13,107,069,000	USD	927,278	10/04/19	Citibank N.A.	(4,113)
IDR	26,214,138,000	USD	1,854,772	10/04/19	Credit Suisse International	(8,443)
IDR	796,508,380	USD	56,213	11/14/19	Deutsche Bank AG	(354)
IDR	7,265,958,286	USD	510,286	12/20/19	Goldman Sachs & Co.	(2,710)
IDR	50,254,743,262	USD	3,547,310	11/14/19	HSBC Bank Plc	(22,967)
IDR	14,427,165,600	USD	1,014,283	10/23/19	JPMorgan Chase Bank N.A.	(176)
ILS	8,063,000	USD	2,313,973	10/10/19	Bank of America N.A.	6,689
ILS	11,309,995	USD	3,217,322	10/10/19	Citibank N.A.	37,878
ILS	5,607,836	USD	1,605,910	01/14/20	Citibank N.A.	16,696
INR	247,578,000	USD	3,578,648	10/04/19	Bank of America N.A.	(85,530)
INR	106,411,000	USD	1,534,935	10/04/19	Citibank N.A.	(33,566)
INR	128,977,000	USD	1,798,240	10/04/19	HSBC Bank USA, N.A.	21,518
INR	468,746,000	USD	6,504,038	01/16/20	Morgan Stanley & Co.	35,301
JPY	106,210,000	USD	988,133	10/17/19	Barclays Bank Plc	(4,439)
JPY	47,294,075	USD	449,320	10/28/19	Barclays Bank Plc	(10,977)
JPY	506,779,000	USD	4,718,091	10/25/19	BNP Paribas S.A.	(21,958)
JPY	56,790,000	USD	527,286	10/17/19	Citibank N.A.	(1,309)
JPY	651,845,000	USD	6,098,144	10/25/19	Citibank N.A.	(57,738)
JPY	25,119,120	USD	240,000	11/27/19	Citibank N.A.	(6,733)
JPY	7,290,000	USD	67,326	10/17/19	Goldman Sachs & Co.	192
JPY	13,648,218	USD	129,039	10/25/19	HSBC Bank USA, N.A.	(2,566)
JPY	248,460,000	USD	2,338,272	10/17/19	JPMorgan Chase Bank N.A.	(37,089)
JPY	776,336,000	USD	7,331,708	10/25/19	JPMorgan Chase Bank N.A.	(137,691)

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
JPY	882,202,450	USD	8,189,365	11/14/19	Morgan Stanley & Co.	$(3,701)
JPY	147,531,000	USD	1,377,532	10/25/19	State Street Bank London	(10,417)
KRW	8,746,902,000	USD	7,330,629	10/11/19	Barclays Bank Plc	(16,475)
KRW	4,373,450,868	USD	3,648,830	10/11/19	BNP Paribas S.A.	8,247
KRW	9,033,266,000	USD	7,552,241	10/11/19	Citibank N.A.	1,369
KRW	4,373,451,000	USD	3,656,120	10/11/19	JPMorgan Chase Bank N.A.	956
KRW	3,246,744,000	USD	2,728,471	10/23/19	JPMorgan Chase Bank N.A.	(12,652)
KZT	238,677,440	USD	601,506	12/03/19	Citibank N.A.	5,951
KZT	111,680,260	USD	289,327	10/01/19	HSBC Bank Plc	(1,547)
KZT	74,958,850	USD	193,817	10/02/19	HSBC Bank Plc	(662)
KZT	64,327,210	USD	165,259	10/07/19	HSBC Bank Plc	342
KZT	97,604,220	USD	248,895	11/18/19	HSBC Bank Plc	323
KZT	92,297,210	USD	235,272	11/25/19	HSBC Bank Plc	39
KZT	122,069,070	USD	312,117	11/12/19	JPMorgan Chase Bank N.A.	(26)
KZT	93,420,170	USD	236,507	12/10/19	JPMorgan Chase Bank N.A.	934
KZT	96,126,770	USD	244,691	10/15/19	Natwest Markets Plc	2,406
MXN	29,100,000	USD	1,450,988	01/17/20	Barclays Bank Plc	(1,256)
MXN	32,200,000	USD	1,659,383	10/17/19	Citibank N.A.	(32,576)
MXN	5,106,390	USD	259,931	11/14/19	Citibank N.A.	(3,114)
MXN	99,255,000	USD	5,030,570	11/22/19	Citibank N.A.	(44,912)
MXN	4,873,681	USD	242,854	11/26/19	Citibank N.A.	1,803
MXN	30,311,090	USD	1,545,786	11/14/19	Goldman Sachs International	(21,343)
MXN	50,785,000	USD	2,572,239	11/22/19	HSBC Bank USA, N.A.	(21,268)
MXN	105,500,000	USD	5,373,802	10/03/19	JPMorgan Chase Bank N.A.	(31,299)
MXN	25,360,000	USD	1,288,820	11/22/19	JPMorgan Chase Bank N.A.	(14,967)
MXN	3,737,000	USD	187,458	12/16/19	JPMorgan Chase Bank N.A.	(414)
MXN	41,086,028	USD	2,091,608	11/14/19	Morgan Stanley & Co.	(25,259)
MXN	17,605,780	USD	895,963	11/14/19	Natwest Markets Plc	(10,512)
MYR	493,185	USD	117,411	12/06/19	Deutsche Bank AG	273
PEN	1,295,870	USD	381,643	11/14/19	Barclays Bank Plc	606
PEN	224,000	USD	66,858	10/23/19	JPMorgan Chase Bank N.A.	(722)
PHP	98,822,150	USD	1,889,706	11/14/19	Citibank N.A.	13,959
PHP	18,780,000	USD	359,309	10/23/19	JPMorgan Chase Bank N.A.	2,809
PLN	2,060,000	USD	534,095	11/15/19	Bank of America N.A.	(19,970)
PLN	2,061,000	USD	535,057	11/15/19	BNP Paribas S.A.	(20,683)
PLN	5,900,000	USD	1,471,579	11/14/19	Citibank N.A.	895
PLN	682,000	USD	176,997	11/15/19	Citibank N.A.	(6,786)
PLN	4,940,000	USD	1,251,828	11/14/19	HSBC Bank Plc	(18,942)
PLN	1,085,000	USD	276,645	11/15/19	HSBC Bank USA, N.A.	(5,856)
PLN	56,394,000	USD	14,925,950	10/03/19	JPMorgan Chase Bank N.A.	(859,447)
PLN	22,325,900	USD	5,563,671	12/16/19	JPMorgan Chase Bank N.A.	11,056
PLN	362,000	USD	91,422	11/15/19	Morgan Stanley & Co.	(1,076)
RON	1,095,000	USD	254,651	10/18/19	Bank of America N.A.	(2,999)
RON	1,351,350	USD	312,574	11/14/19	Barclays Bank Plc	(2,165)
RON	1,103,516	USD	260,977	10/18/19	BNP Paribas S.A.	(7,368)
RON	7,653,850	USD	1,806,135	10/18/19	Citibank N.A.	(47,129)
RON	12,143,370	USD	2,829,270	11/14/19	Goldman Sachs International	(39,902)

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
RON	24,088,000	USD	5,781,998	10/03/19	JPMorgan Chase Bank N.A.	$(245,070)
RON	17,611,000	USD	4,045,158	12/16/19	JPMorgan Chase Bank N.A.	(1,777)
RON	163,810	USD	37,977	10/18/19	State Street Bank London	(330)
RUB	21,091,980	USD	326,198	11/14/19	Barclays Bank Plc	(2,884)
RUB	51,646,986	USD	765,708	11/21/19	Barclays Bank Plc	25,150
RUB	34,707,700	USD	535,423	11/14/19	Citibank N.A.	(3,396)
RUB	50,194,510	USD	782,004	11/14/19	HSBC Bank Plc	(12,583)
RUB	330,551,000	USD	5,011,140	10/16/19	JPMorgan Chase Bank N.A.	74,565
RUB	28,467,010	USD	442,000	11/21/19	JPMorgan Chase Bank N.A.	(6,091)
SEK	1,021,000	USD	105,337	11/22/19	JPMorgan Chase Bank N.A.	(1,154)
THB	8,019,464	USD	262,370	12/06/19	HSBC Bank USA, N.A.	149
THB	203,797,440	USD	6,675,766	11/14/19	JPMorgan Chase Bank N.A.	(7,422)
THB	3,484,102	USD	114,361	12/06/19	JPMorgan Chase Bank N.A.	(308)
TRY	16,873,080	USD	2,904,245	11/14/19	Goldman Sachs International	40,131
TRY	2,871,670	USD	501,160	11/14/19	HSBC Bank Plc	(50)
TRY	35,485,000	USD	6,034,479	10/03/19	JPMorgan Chase Bank N.A.	245,398
TRY	13,297,000	USD	2,290,505	12/16/19	JPMorgan Chase Bank N.A.	7,777
TRY	2,061,070	USD	352,546	11/14/19	Toronto Dominion Bank	7,114
TWD	38,500,000	USD	1,250,000	10/03/19	HSBC Bank Plc	(8,967)
TWD	19,994,110	USD	652,336	11/01/19	JPMorgan Chase Bank N.A.	(6,811)
TWD	38,415,965	USD	1,246,260	10/03/19	Morgan Stanley & Co.	(7,936)
ZAR	37,616,000	USD	2,498,506	12/13/19	Bank of America N.A.	(40,636)
ZAR	1,243,172	USD	83,414	11/14/19	Barclays Bank Plc	(1,880)
ZAR	27,701,530	USD	1,850,263	11/14/19	Citibank N.A.	(33,443)
ZAR	5,531,110	USD	365,167	11/14/19	Deutsche Bank AG	(2,406)
ZAR	114,555,000	USD	7,605,378	10/03/19	JPMorgan Chase Bank N.A.	(51,219)
ZAR	9,491,970	USD	631,010	11/14/19	Morgan Stanley & Co.	(8,474)
ZAR	17,664,558	USD	1,183,523	11/14/19	Natwest Markets Plc	(24,983)
ZAR	690,000	USD	46,886	11/14/19	State Street Bank London	(1,632)
ZAR	906,031	USD	61,450	12/13/19	State Street Bank London	(2,249)
USD	281,941	ARS	13,363,995	10/15/19	Citibank N.A.	60,624
USD	185,582	ARS	12,563,930	10/16/19	Goldman Sachs International	(21,748)
USD	255,298	ARS	15,885,630	10/03/19	Morgan Stanley & Co.	(19,495)
USD	140,440	ARS	8,075,300	10/04/19	Morgan Stanley & Co.	1,269
USD	140,440	ARS	8,075,300	10/05/19	Morgan Stanley & Co.	1,781
USD	1,557,598	AUD	2,293,857	10/17/19	BNP Paribas S.A.	9,663
USD	3,556,225	AUD	5,232,726	10/25/19	BNP Paribas S.A.	24,108
USD	395,900	AUD	582,857	11/22/19	BNP Paribas S.A.	2,122
USD	1,752,274	AUD	2,523,036	10/17/19	Citibank N.A.	49,685
USD	371,375	AUD	547,000	12/27/19	Citibank N.A.	1,456
USD	1,776,326	BRL	7,233,087	10/02/19	Barclays Bank Plc	39,857
USD	598,733	BRL	2,494,920	11/14/19	Barclays Bank Plc	1,407
USD	5,336,115	BRL	22,221,717	10/02/19	BNP Paribas S.A.	1,281
USD	2,999,479	BRL	12,562,717	12/03/19	BNP Paribas S.A.	(5,230)
USD	1,374,223	BRL	5,604,081	10/02/19	Citibank N.A.	28,834
USD	5,012,141	BRL	20,541,149	10/02/19	Deutsche Bank AG	80,766
USD	630,686	BRL	2,629,960	11/14/19	Goldman Sachs International	1,029

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	4,471,905	BRL	18,513,370	11/14/19	HSBC Bank Plc	$39,492
USD	3,256,500	BRL	13,484,000	10/02/19	JPMorgan Chase Bank N.A.	19,356
USD	2,865,988	BRL	11,775,200	10/23/19	JPMorgan Chase Bank N.A.	43,080
USD	1,219,101	BRL	5,090,200	10/30/19	JPMorgan Chase Bank N.A.	(628)
USD	3,001,099	BRL	12,562,000	12/03/19	JPMorgan Chase Bank N.A.	(3,438)
USD	16,723,806	BRL	69,007,000	10/02/19	Morgan Stanley & Co.	157,090
USD	3,465,418	BRL	14,203,015	10/02/19	State Street Bank London	55,658
USD	151,797	CAD	199,000	10/25/19	Bank of America N.A.	1,437
USD	346,201	CAD	460,520	10/17/19	BNP Paribas S.A.	(1,714)
USD	386,290	CAD	514,167	11/18/19	BNP Paribas S.A.	(2,327)
USD	364,521	CAD	483,569	10/17/19	Citibank N.A.	(808)
USD	5,602,059	CAD	7,300,000	10/25/19	Citibank N.A.	86,351
USD	402,857	CAD	533,278	12/19/19	Goldman Sachs & Co.	(431)
USD	369,786	CAD	483,569	10/02/19	JPMorgan Chase Bank N.A.	4,546
USD	5,072,411	CAD	6,611,076	10/25/19	Morgan Stanley & Co.	77,238
USD	3,255,486	CAD	4,318,272	10/25/19	State Street Bank London	(7,298)
USD	318,619	CLP	229,819,985	12/06/19	Barclays Bank Plc	2,581
USD	5,809,209	CLP	4,178,286,000	12/06/19	BNP Paribas S.A.	63,411
USD	1,241,086	CLP	879,309,370	11/14/19	Credit Suisse International	32,588
USD	835,196	CLP	598,000,000	10/07/19	Deutsche Bank AG	13,930
USD	1,801,786	CLP	1,268,727,460	11/14/19	HSBC Bank Plc	58,083
USD	1,942,350	CLP	1,392,762,000	12/06/19	HSBC Bank USA, N.A.	27,084
USD	3,877,598	CLP	2,785,524,389	12/06/19	JPMorgan Chase Bank N.A.	47,065
USD	1,128,799	CLP	805,962,240	11/14/19	UBS AG	21,107
USD	537,391	COP	1,871,196,270	11/14/19	HSBC Bank Plc	430
USD	957,473	COP	3,303,952,400	10/23/19	JPMorgan Chase Bank N.A.	8,423
USD	182,517	CZK	4,288,759	11/14/19	Credit Suisse International	1,339
USD	439,568	CZK	10,328,971	11/14/19	Deutsche Bank AG	3,223
USD	2,264,322	CZK	53,322,000	10/03/19	JPMorgan Chase Bank N.A.	12,530
USD	2,321,013	EUR	2,053,272	10/17/19	Barclays Bank Plc	80,014
USD	5,116,427	EUR	4,617,860	11/14/19	Barclays Bank Plc	66,074
USD	148,131	EUR	132,960	10/17/19	BNP Paribas S.A.	3,014
USD	7,556,023	EUR	6,777,947	10/31/19	BNP Paribas S.A.	150,677
USD	1,580,745	EUR	1,408,985	10/17/19	Citibank N.A.	42,939
USD	541,419	EUR	486,000	10/28/19	Citibank N.A.	10,551
USD	499,427	EUR	445,000	10/31/19	Citibank N.A.	13,236
USD	426,183	EUR	385,000	10/15/19	Deutsche Bank AG	6,045
USD	362,681	EUR	322,000	10/31/19	Deutsche Bank AG	10,875
USD	1,297,777	EUR	1,174,060	11/14/19	Deutsche Bank AG	13,758
USD	1,187,923	EUR	1,070,000	10/09/19	Goldman Sachs & Co.	20,788
USD	12,033,390	EUR	10,716,971	10/31/19	HSBC Bank USA, N.A.	324,406
USD	5,515,747	EUR	4,862,559	10/17/19	JPMorgan Chase Bank N.A.	208,612
USD	454,485	EUR	405,000	10/31/19	JPMorgan Chase Bank N.A.	11,997
USD	204,307	EUR	184,092	10/31/19	State Street Bank London	3,174
USD	628,932	EUR	570,000	10/28/19	UBS AG	6,309
USD	158,131	GBP	130,000	10/17/19	Barclays Bank Plc	(2,165)
USD	4,779,116	GBP	3,945,248	11/22/19	Citibank N.A.	(92,251)

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	214,190	GBP	172,000	11/22/19	HSBC Bank USA, N.A.	$1,814
USD	1,708,982	GBP	1,366,368	11/22/19	JPMorgan Chase Bank N.A.	21,869
USD	266,219	GBP	215,000	10/15/19	UBS AG	1,136
USD	3,805,826	HKD	29,841,000	01/31/20	HSBC Bank USA, N.A.	(3,638)
USD	948,154	HUF	286,330,970	11/14/19	Credit Suisse International	14,065
USD	2,483,621	HUF	747,160,042	11/14/19	HSBC Bank Plc	46,184
USD	2,793,331	HUF	857,539,000	10/03/19	JPMorgan Chase Bank N.A.	2,169
USD	946,765	HUF	285,057,620	11/14/19	State Street Bank London	16,830
USD	1,706,025	IDR	24,063,480,895	10/04/19	Bank of America N.A.	11,172
USD	1,001,958	IDR	14,389,112,712	10/17/19	Barclays Bank Plc	(10,117)
USD	1,819,921	IDR	26,214,139,639	01/16/20	Barclays Bank Plc	(5,860)
USD	999,105	IDR	14,389,112,712	01/17/20	Barclays Bank Plc	(2,969)
USD	913,003	IDR	13,107,069,000	01/16/20	Citibank N.A.	113
USD	1,826,675	IDR	26,214,138,000	01/16/20	Credit Suisse International	895
USD	290,314	IDR	4,137,113,350	11/14/19	Deutsche Bank AG	180
USD	427,006	IDR	6,072,201,910	11/14/19	HSBC Bank Plc	1,164
USD	2,228,754	IDR	31,282,195,044	10/04/19	HSBC Bank USA, N.A.	25,468
USD	4,110,202	IDR	58,055,402,641	10/23/19	JPMorgan Chase Bank N.A.	29,398
USD	510,286	IDR	7,265,958,286	12/20/19	JPMorgan Chase Bank N.A.	2,710
USD	720,780	IDR	10,189,670,700	10/04/19	Morgan Stanley & Co.	3,096
USD	270,797	IDR	3,836,850,000	11/14/19	UBS AG	1,720
USD	1,873,604	ILS	6,665,159	10/10/19	Bank of America N.A.	(44,737)
USD	936,605	ILS	3,333,000	10/10/19	BNP Paribas S.A.	(22,686)
USD	1,721,412	ILS	6,041,836	10/10/19	Citibank N.A.	(17,527)
USD	936,210	ILS	3,333,000	10/10/19	HSBC Bank USA, N.A.	(23,082)
USD	633,328	INR	45,529,970	11/14/19	Citibank N.A.	(6,261)
USD	1,218,121	INR	86,762,760	11/14/19	HSBC Bank Plc	(691)
USD	205,610	INR	14,220,000	10/04/19	HSBC Bank USA, N.A.	4,978
USD	6,594,626	INR	468,746,000	10/04/19	Morgan Stanley & Co.	(18,986)
USD	958,475	JPY	101,330,000	10/17/19	Barclays Bank Plc	19,978
USD	1,102,360	JPY	119,097,872	11/05/19	Barclays Bank Plc	(2,070)
USD	717,587	JPY	75,440,000	10/17/19	Citibank N.A.	18,878
USD	239,907	JPY	25,119,120	11/27/19	Citibank N.A.	6,640
USD	1,673,161	JPY	176,834,765	10/25/19	HSBC Bank USA, N.A.	34,499
USD	125,963	JPY	13,350,000	10/17/19	JPMorgan Chase Bank N.A.	2,318
USD	4,562,012	JPY	480,054,058	10/25/19	JPMorgan Chase Bank N.A.	113,530
USD	1,914,078	JPY	205,441,770	11/14/19	JPMorgan Chase Bank N.A.	7,852
USD	1,602,949	KRW	1,945,259,267	10/11/19	Barclays Bank Plc	(23,675)
USD	7,351,891	KRW	8,746,902,000	01/16/20	Barclays Bank Plc	14,999
USD	3,659,363	KRW	4,373,450,868	01/16/20	BNP Paribas S.A.	(9,083)
USD	4,118,938	KRW	4,850,338,000	10/11/19	Citibank N.A.	63,089
USD	8,640,972	KRW	10,030,796,000	10/11/19	HSBC Bank USA, N.A.	253,227
USD	33,882	KRW	40,684,000	10/23/19	JPMorgan Chase Bank N.A.	(149)
USD	3,666,695	KRW	4,373,451,000	01/16/20	JPMorgan Chase Bank N.A.	(1,751)
USD	8,275,021	KRW	9,700,676,601	10/11/19	Morgan Stanley & Co.	163,323
USD	287,910	KZT	111,680,260	10/01/19	HSBC Bank Plc	130
USD	1,471,644	MXN	29,100,000	10/17/19	Barclays Bank Plc	1,456
USD	160,699	MXN	3,100,000	10/17/19	BNP Paribas S.A.	4,081

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	2,109,850	MXN	42,058,470	11/22/19	BNP Paribas S.A.	$(2,781)
USD	1,451,124	MXN	28,891,079	11/22/19	Citibank N.A.	(98)
USD	243,000	MXN	4,873,681	11/26/19	Citibank N.A.	(1,657)
USD	3,638,469	MXN	72,550,000	11/22/19	HSBC Bank USA, N.A.	(5,775)
USD	5,538,985	MXN	109,237,000	10/03/19	JPMorgan Chase Bank N.A.	7,242
USD	2,117,354	MXN	42,058,000	11/22/19	JPMorgan Chase Bank N.A.	4,747
USD	1,334,054	MXN	26,547,000	12/16/19	JPMorgan Chase Bank N.A.	5,321
USD	634,557	MXN	12,415,740	11/14/19	Morgan Stanley & Co.	10,129
USD	1,249,324	MXN	24,472,480	11/14/19	State Street Bank London	18,524
USD	1,285,430	MXN	25,769,000	11/22/19	State Street Bank London	(8,967)
USD	740,710	MXN	14,530,000	11/14/19	Toronto Dominion Bank	9,949
USD	118,859	MXN	2,330,000	11/14/19	UBS AG	1,675
USD	1,188,013	MYR	5,014,993	12/06/19	BNP Paribas S.A.	(8,670)
USD	4,183,217	MYR	17,640,000	12/06/19	HSBC Bank USA, N.A.	(26,058)
USD	3,547,867	PEN	11,885,000	11/14/19	Barclays Bank Plc	42,089
USD	656,996	PEN	2,202,250	11/14/19	Goldman Sachs International	7,387
USD	1,519,635	PEN	5,091,840	11/14/19	HSBC Bank Plc	17,669
USD	1,400,852	PHP	73,640,000	12/06/19	Barclays Bank Plc	(16,214)
USD	1,400,000	PHP	73,640,000	12/06/19	Citibank N.A.	(17,066)
USD	344,738	PHP	17,985,000	12/06/19	HSBC Bank USA, N.A.	(1,350)
USD	630,718	PHP	32,926,930	11/14/19	Morgan Stanley & Co.	(3,571)
USD	368,862	PLN	1,449,000	11/15/19	Bank of America N.A.	7,228
USD	299,765	PLN	1,194,604	11/14/19	Credit Suisse International	1,626
USD	923,068	PLN	3,684,136	11/14/19	Deutsche Bank AG	3,611
USD	280,886	PLN	1,100,000	11/14/19	Goldman Sachs International	6,357
USD	61,178	PLN	240,000	11/14/19	HSBC Bank Plc	1,281
USD	14,269,939	PLN	56,394,000	10/03/19	JPMorgan Chase Bank N.A.	203,434
USD	578,179	PLN	2,268,300	11/14/19	Morgan Stanley & Co.	12,075
USD	945,719	PLN	3,718,270	11/14/19	Toronto Dominion Bank	17,743
USD	417,041	RON	1,762,000	10/18/19	BNP Paribas S.A.	12,099
USD	835,253	RON	3,524,000	10/18/19	Citibank N.A.	25,369
USD	132,704	RON	567,237	10/18/19	HSBC Bank USA, N.A.	2,342
USD	5,574,942	RON	24,088,000	10/03/19	JPMorgan Chase Bank N.A.	38,012
USD	627,164	RON	2,699,310	11/14/19	JPMorgan Chase Bank N.A.	7,124
USD	417,888	RON	1,764,782	10/18/19	Morgan Stanley & Co.	12,306
USD	835,005	RON	3,524,000	10/18/19	State Street Bank London	25,121
USD	441,599	RUB	28,467,010	11/21/19	Barclays Bank Plc	5,690
USD	2,263,593	RUB	146,210,000	10/17/19	Citibank N.A.	14,338
USD	2,555,294	RUB	163,848,000	10/18/19	Citibank N.A.	34,997
USD	765,000	RUB	51,646,986	11/21/19	Citibank N.A.	(25,858)
USD	173,672	RUB	11,285,460	11/14/19	HSBC Bank Plc	680
USD	3,654,472	RUB	236,181,000	10/23/19	JPMorgan Chase Bank N.A.	23,690
USD	5,117,800	RUB	330,551,000	10/16/19	State Street Bank London	32,095
USD	1,920,962	SEK	18,233,000	11/22/19	JPMorgan Chase Bank N.A.	60,463
USD	1,923,490	SEK	18,232,474	11/22/19	State Street Bank London	63,045
USD	293,743	THB	8,949,817	12/06/19	Bank of America N.A.	768
USD	2,078,851	THB	63,774,996	12/06/19	BNP Paribas S.A.	(8,840)

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	3,685,745	THB	112,840,000	12/06/19	Citibank N.A.	$(8,102)
USD	1,299,464	THB	39,835,080	11/14/19	HSBC Bank Plc	(3,957)
USD	4,372,042	THB	133,613,591	12/06/19	HSBC Bank USA, N.A.	(1,834)
USD	2,587,272	THB	78,873,000	10/30/19	JPMorgan Chase Bank N.A.	7,252
USD	320,962	THB	9,810,210	11/14/19	JPMorgan Chase Bank N.A.	(32)
USD	322,846	TRY	1,885,810	11/14/19	Citibank N.A.	(6,230)
USD	1,264,683	TRY	7,393,670	11/14/19	HSBC Bank Plc	(25,523)
USD	5,906,527	TRY	33,668,000	10/03/19	JPMorgan Chase Bank N.A.	(51,789)
USD	314,006	TRY	1,817,000	12/16/19	JPMorgan Chase Bank N.A.	(48)
USD	2,999,400	TRY	17,354,730	11/14/19	Natwest Markets Plc	(29,025)
USD	2,487,580	TWD	76,915,980	10/03/19	HSBC Bank Plc	8,222
USD	697,121	TWD	21,870,340	11/01/19	HSBC Bank Plc	(8,980)
USD	2,469,434	TWD	76,342,540	11/01/19	UBS AG	4,654
USD	2,459,587	ZAR	37,830,000	12/13/19	Bank of America N.A.	(12,266)
USD	3,697,237	ZAR	57,228,975	01/10/20	Bank of America N.A.	(28,592)
USD	1,210,411	ZAR	18,913,768	01/10/20	Barclays Bank Plc	(20,948)
USD	1,224,866	ZAR	18,915,000	12/13/19	BNP Paribas S.A.	(11,060)
USD	1,324,554	ZAR	19,743,690	11/14/19	Citibank N.A.	29,653
USD	2,442,352	ZAR	37,830,000	12/13/19	Citibank N.A.	(29,501)
USD	239,325	ZAR	3,550,000	11/14/19	HSBC Bank Plc	6,496
USD	1,214,010	ZAR	18,915,000	01/10/20	HSBC Bank USA, N.A.	(17,430)
USD	7,758,710	ZAR	114,555,000	10/03/19	JPMorgan Chase Bank N.A.	204,552
USD	5,244,350	ZAR	79,937,000	12/17/19	JPMorgan Chase Bank N.A.	23,891
USD	2,946,281	ZAR	43,721,040	11/14/19	Morgan Stanley & Co.	78,811
USD	547,648	ZAR	8,110,370	11/14/19	Natwest Markets Plc	15,725
USD	1,219,968	ZAR	18,915,000	01/10/20	State Street Bank London	(11,472)

						$(181,040)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
10	10 Year Australian Bond Futures	Dec 2019	$993,797	$8,182
22	U.S. Long Bond	Dec 2019	3,570,875	(64,101)
167	U.S. Treasury Note 10-Year	Dec 2019	21,762,188	(45,570)
84	U.S. Treasury Note 10-Year	Dec 2019	11,962,125	91,369
4	U.S. Treasury Note 2-Year	Dec 2019	862,000	(1,730)
11	U.S. Ultra Bond	Dec 2019	2,110,969	27,841
49	U.S. Ultra Bond	Dec 2019	9,403,406	(160,864)

				$(144,873)

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Futures Contracts — continued

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Sales
16	30 Day Federal Funds	Jan 2020	$6,561,525	$(15,032)
25	Euro-Bund	Dec 2019	4,749,183	52,689
26	Euro-Buxl	Dec 2019	6,165,080	(86,762)
58	Euro-OAT	Dec 2019	10,768,972	118,359
3	Long Gilt	Dec 2019	496,272	(1,792)
500	U.S. Treasury Note 10-Year	Dec 2019	65,156,250	(33,455)
643	U.S. Treasury Note 5-Year	Dec 2019	76,612,446	442,765

				$476,772

Written Options

Written Currency Options
Type of Contract	Counterparty	Notional Value		Premiums Received	Value at September 30, 2019
CALL — USD/AUD Option	UBS Securities LLC	USD	(1,700,000)	$(11,075)	$(6,154)
Strike @ AUD 0.66
Expires 11/20/2019
CALL — USD/AUD Option	UBS Securities LLC	USD	(1,740,000)	(10,814)	(10,751)
Strike @ AUD 0.66
Expires 12/23/2019
CALL — USD/CAD Option	UBS Securities LLC	USD	(1,670,000)	(7,198)	(13)
Strike @ CAD 1.33
Expires 10/01/2019
CALL — USD/CAD Option	UBS Securities LLC	USD	(1,690,000)	(8,188)	(1,644)
Strike @ CAD 1.36
Expires 11/15/2019
CALL — USD/CAD Option	UBS Securities LLC	USD	(1,880,000)	(8,178)	(6,230)
Strike @ CAD 1.35
Expires 12/18/2019
CALL — USD/EUR Option	UBS Securities LLC	USD	(1,680,000)	(6,502)	(30,437)
Strike @ EUR 1.11
Expires 10/08/2019
CALL — USD/EUR Option	UBS Securities LLC	USD	(2,430,000)	(9,914)	(16,410)
Strike @ EUR 1.09
Expires 10/24/2019
CALL — USD/MXN Option	UBS Securities LLC	USD	(850,000)	(12,546)	(4,939)
Strike @ MXN 20.53
Expires 11/22/2019
CALL — USD/RUB Option	UBS Securities LLC	USD	(1,700,000)	(16,267)	(2,470)
Strike @ RUB 70.46
Expires 11/20/2019

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Written Currency Options — continued
Type of Contract	Counterparty	Notional Value		Premiums Received	Value at September 30, 2019
PUT — USD/IDR Option	UBS Securities LLC	USD	(1,880,000)	$(8,065)	$(4,399)
Strike @ IDR 13,950.00
Expires 12/18/2019
PUT — USD/JPY Option	UBS Securities LLC	USD	(2,390,000)	(12,476)	(753)
Strike @ JPY 102.70
Expires 10/24/2019
PUT — USD/JPY Option	UBS Securities LLC	USD	(1,195,000)	(8,496)	(1,037)
Strike @ JPY 101.31
Expires 11/25/2019
PUT — USD/RUB Option	UBS Securities LLC	USD	(1,700,000)	(8,531)	(3,400)

Strike @ RUB 62.87
Expires 11/20/2019
Total Written Currency Options				$(128,250)	$(88,637)

Written Futures Options

Type of Contract	Counterparty	Number of Contracts	Notional Value	Premiums Received	Value at September 30, 2019
CALL — U.S. Treasury Note 10-Year	UBS Securities LLC	12	$(1,563,750)	$(6,542)	$(938)
Strike @ $ 133.00
Expires 10/25/2019
PUT — S&P E-mini Futures Option	UBS Securities LLC	10	(1,489,250)	(3,729)	(275)
Strike @ $ 2,500.00
Expires 10/18/2019
PUT — S&P E-mini Futures Option	UBS Securities LLC	16	(2,382,800)	(9,567)	(240)
Strike @ $ 2,400.00
Expires 10/18/2019
PUT — S&P E-mini Futures Option	UBS Securities LLC	14	(2,084,950)	(6,271)	(560)
Strike @ $ 2,550.00
Expires 10/18/2019
PUT — S&P E-mini Futures Option	UBS Securities LLC	11	(1,638,175)	(21,564)	(6,600)
Strike @ $ 2,700.00
Expires 11/15/2019
PUT — S&P E-mini Futures Option	UBS Securities LLC	11	(1,638,175)	(5,064)	(2,585)
Strike @ $ 2,550.00
Expires 11/15/2019
PUT — S&P E-mini Futures Option	UBS Securities LLC	8	(1,191,400)	(5,183)	(5,100)

Strike @ $ 2,550.00
Expires 12/20/2019
Total Written Futures Options				$(57,920)	$(16,298)

Total Written Options				$(186,170)	$(104,935)

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

OTC — Interest Rate Swaps
Payments Received by Fund	Payments Made by Fund	Maturity Date	Counterparty	Upfront Premiums Paid (Received)	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
12-Month US CPI	2.32%	09/14/23	HSBC Sec. New York	$—	$11,300,000	$(428,280)	$(428,280)
12-Month US CPI	1.95%	03/28/24	Merrill Lynch Capital Services, Inc.	—	2,150,000	(31,486)	(31,486)
12-Month US CPI	1.91%	05/23/24	Bank of America N.A.	—	2,225,000	(31,323)	(31,323)
12-Month US CPI	1.90%	05/24/24	Bank of America N.A.	—	3,869,565	(54,058)	(54,058)
12-Month US CPI	1.90%	01/15/24	HSBC Sec. New York	—	1,635,000	(26,482)	(26,482)
12-Month US CPI	1.89%	05/24/24	Morgan Stanley & Co.	—	2,805,435	(37,682)	(37,682)
6.87%	BRL-CDI	01/04/27	JPMorgan Chase Bank N.A.	—	7,210,000	16,327	16,327
7.02%	BRL-CDI	01/04/27	Citigroup Global Markets Inc.	—	1,800,000	6,047	6,047
7.02%	BRL-CDI	01/04/27	Citigroup Global Markets Inc.	1,105	2,100,000	7,055	5,950
7.02%	BRL-CDI	01/04/27	Citigroup Global Markets Inc.	1,320	2,156,000	7,243	5,923
7.04%	BRL-CDI	01/04/27	JPMorgan Chase Bank N.A.	—	1,400,000	5,011	5,011

				$2,425		$(567,628)	$(570,053)

Centrally Cleared Interest Rate Swaps
Payments Received by Fund	Payments Made by Fund	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
7.20%	1-Month TIIE	07/17/24	$—	MXN	182,404,200	$259,074	$259,074
3-Month CDOR	3.01%	10/31/48	—	CAD	150,000	(29,583)	(29,583)
3-Month CDOR	2.94%	09/25/48	—	CAD	40,000	(7,421)	(7,421)
3-Month CDOR	2.81%	09/12/48	—	CAD	1,260,000	(203,713)	(203,713)
3-Month CDOR	2.53%	04/16/49	2	CAD	50,000	(5,786)	(5,788)
3-Month CDOR	2.44%	04/05/49	1	CAD	80,000	(7,905)	(7,906)
3-Month CDOR	2.43%	03/20/49	1	CAD	150,000	(14,567)	(14,568)
1.70%	3-Month CDOR	06/21/24	—	CAD	6,171,533	(9,801)	(9,801)
1.71%	3-Month CDOR	06/21/24	—	CAD	5,846,715	(12,153)	(12,153)
1.71%	3-Month CDOR	06/21/24	—	CAD	5,781,752	(7,189)	(7,189)
1.83%	3-Month CDOR	05/28/24	(233)	CAD	6,256,591	15,792	16,025
1.83%	3-Month CDOR	05/28/24	(233)	CAD	6,256,590	16,324	16,557
1.84%	3-Month CDOR	05/28/24	—	CAD	5,286,819	15,952	15,952
3-Month USD LIBOR	2.88%	05/15/44	10,190	USD	1,786,000	(425,074)	(435,264)
3-Month USD LIBOR	2.75%	08/15/44	(10,220)	USD	2,295,000	(490,581)	(480,361)
3-Month USD LIBOR	2.50%	01/31/26	(122,884)	USD	9,095,000	(543,694)	(420,810)
3-Month USD LIBOR	2.30%	04/26/23	371	USD	5,494,000	(46,617)	(46,988)
3-Month USD LIBOR	2.25%	12/31/25	21,665	USD	4,216,000	(186,399)	(208,064)
2.25%	3-Month USD LIBOR	04/26/22	1,244	USD	5,381,000	45,043	43,799
1.65%	6-Month BUBOR	07/05/29	5	HUF	78,465,810	9,647	9,642
6-Month EURIBOR	0.86%	12/11/28	—	EUR	9,900,000	(1,078,130)	(1,078,130)

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Centrally Cleared Interest Rate Swaps — continued
Payments Received by Fund	Payments Made by Fund	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
6-Month EURIBOR	0.00%	09/17/29	$—	EUR	11,800,000	$(135,622)	$(135,622)
6-Month EURIBOR	0.00%	09/18/29	—	EUR	11,800,000	(146,679)	(146,679)
6-Month PRIBOR	1.99%	04/09/24	—	CZK	7,000,000	(2,922)	(2,922)
6-Month PRIBOR	1.87%	03/27/24	—	CZK	6,700,820	(1,249)	(1,249)
6-Month PRIBOR	1.87%	03/28/24	—	CZK	20,102,459	(3,728)	(3,728)
6-Month PRIBOR	1.86%	03/29/24	—	CZK	72,656,060	(11,737)	(11,737)
6-Month PRIBOR	1.83%	04/01/24	—	CZK	3,832,803	(447)	(447)
6-Month PRIBOR	1.83%	04/01/24	—	CZK	3,832,803	(429)	(429)
6-Month PRIBOR	1.82%	04/02/24	—	CZK	8,176,646	(746)	(746)
6-Month PRIBOR	1.80%	04/01/24	—	CZK	3,832,803	(213)	(213)
6-Month USD LIBOR	1.51%	05/07/49	20	GBP	950,000	(259,525)	(259,545)
6-Month USD LIBOR	1.45%	03/08/69	—	GBP	320,000	(133,348)	(133,348)
6-Month USD LIBOR	1.43%	04/05/69	—	GBP	25,000	(10,213)	(10,213)
6-Month USD LIBOR	0.58%	03/22/29	—	EUR	1,200,000	(96,898)	(96,898)
6-Month WIBOR	2.98%	09/17/28	—	PLN	34,190,000	(960,540)	(960,540)
6-Month WIBOR	2.93%	11/05/28	—	PLN	1,135,000	(30,954)	(30,954)
6-Month WIBOR	2.47%	01/14/29	—	PLN	3,300,000	(58,693)	(58,693)
6-Month WIBOR	2.33%	03/25/29	—	PLN	6,980,000	(105,035)	(105,035)

							$(4,565,688)

OTC — Credit Default Swaps

Buy Protection

Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Value
200,000	EUR	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	BMW AG, 0.13%, 01/12/21	$(3,529)	$(1,783)	$(5,312)
720,000	EUR	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	BMW AG, 0.13%, 01/12/21	(12,004)	(7,120)	(19,124)
345,000	EUR	06/20/24	Barclays Bank Plc	(1.00%)	BMW AG, 0.13%, 01/12/21	(2,456)	(6,283)	(8,739)
5,640,000	USD	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	Bank of China Ltd., 3.13%, 01/23/19	(71,975)	(56,485)	(128,460)
820,000	USD	12/20/23	Barclays Bank Plc	(1.00%)	Bank of China Ltd., 3.13%, 01/23/19	(11,065)	(7,612)	(18,677)
2,150,000	USD	11/17/59	Morgan Stanley & Co.	(3.00%)	CMBX.NA.BBB-.10**	(21,608)	92,915	71,307
115,207	USD	11/17/59	Credit Suisse International	(3.00%)	CMBX.NA.BBB-.10**	(2,391)	6,212	3,821
1,627,217	USD	11/17/59	Morgan Stanley & Co.	(3.00%)	CMBX.NA.BBB-.10**	(37,824)	91,793	53,969
757,576	USD	11/17/59	Credit Suisse International	(3.00%)	CMBX.NA.BBB-.10**	(16,761)	41,887	25,126

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Buy Protection — continued

Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Value
3,700,000	USD	11/17/59	Morgan Stanley & Co.	(3.00%)	CMBX.NA.BBB-.10**	$(22,466)	$145,181	$122,715
2,200,000	USD	11/17/59	Morgan Stanley & Co.	(3.00%)	CMBX.NA.BBB-.10**	(6,875)	79,841	72,966
2,400,000	USD	11/17/59	Morgan Stanley & Co.	(3.00%)	CMBX.NA.BBB-.10**	(1,508)	81,107	79,599
415,000	EUR	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	Daimler AG, 0.63%, 03/05/20	(7,760)	(1,589)	(9,349)
335,893	EUR	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	Daimler AG, 0.63%, 03/05/20	(5,357)	(2,210)	(7,567)
310,000	EUR	12/20/23	Barclays Bank Plc	(1.00%)	Daimler AG, 0.63%, 03/05/20	(4,944)	(2,040)	(6,984)
140,000	EUR	06/20/24	Merrill Lynch Capital Services, Inc.	(1.00%)	Daimler AG, 0.63%, 03/05/20	(1,247)	(1,637)	(2,884)
70,190	EUR	06/20/24	Merrill Lynch Capital Services, Inc.	(5.00%)	Glencore International AG, 6.50%, 02/27/19	1,604	(14,202)	(12,598)
4,060,000	EUR	12/20/23	JPMorgan Chase Bank N.A.	(5.00%)	Glencore International AG, 6.50%, 02/27/19	2,585	(704,056)	(701,471)
170,000	EUR	12/20/23	JPMorgan Chase Bank N.A.	(5.00%)	Glencore International AG, 3.38%, 09/30/20	615	(29,987)	(29,372)
600,000	EUR	12/20/23	JPMorgan Chase Bank N.A.	(5.00%)	Glencore International AG, 6.50%, 02/27/19	(6,181)	(97,485)	(103,666)
63,170	EUR	06/20/24	Merrill Lynch Capital Services, Inc.	(5.00%)	Glencore International AG, 6.50%, 02/27/19	1,485	(12,823)	(11,338)
191,071	EUR	06/20/24	Merrill Lynch Capital Services, Inc.	(5.00%)	Glencore International AG, 6.50%, 02/27/19	4,757	(39,050)	(34,293)
140,379	EUR	06/20/24	Merrill Lynch Capital Services, Inc.	(5.00%)	Glencore International AG, 6.50%, 02/27/19	2,940	(28,135)	(25,195)
70,190	EUR	06/20/24	Merrill Lynch Capital Services, Inc.	(5.00%)	Glencore International AG, 6.50%, 02/27/19	1,560	(14,158)	(12,598)
413,000	USD	06/20/24	Barclays Bank Plc	(1.00%)	Hess Corp., 3.50%, 07/15/24	(694)	3,939	3,245
525,000	USD	06/20/24	Citibank N.A.	(1.00%)	Hess Corp., 3.50%, 07/15/24	(1,916)	6,040	4,124
87,000	USD	06/20/24	Citibank N.A.	(1.00%)	Hess Corp., 3.50%, 07/15/24	(318)	1,001	683
385,000	USD	06/20/24	Barclays Bank Plc	(1.00%)	Hess Corp., 3.50%, 07/15/24	(1,308)	4,333	3,025
440,000	USD	06/20/24	JPMorgan Chase Bank N.A.	(1.00%)	Hess Corp., 3.50%, 07/15/24	(1,398)	4,855	3,457
350,000	USD	06/20/24	Barclays Bank Plc	(1.00%)	Hess Corp., 3.50%, 07/15/24	(467)	3,217	2,750
200,000	USD	06/20/24	Barclays Bank Plc	(1.00%)	Hess Corp., 3.50%, 07/15/24	(443)	2,015	1,572
1,000,000	USD	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	Kingdom of Bahrain, 5.50%, 03/31/20	(36,525)	78,228	41,703

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Buy Protection — continued

Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Value
162,037	USD	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	Kingdom of Bahrain, 5.50%, 03/31/20	$(4,633)	$11,390	$6,757
324,074	USD	12/20/23	Barclays Bank Plc	(1.00%)	Kingdom of Bahrain, 5.50%, 03/31/20	(8,553)	22,068	13,515
213,889	USD	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	Kingdom of Bahrain, 5.50%, 03/31/20	(4,261)	13,181	8,920
120,000	USD	06/20/24	Barclays Bank Plc	(1.00%)	Kingdom of Bahrain, 5.50%, 03/31/20	(1,748)	7,970	6,222
85,000	USD	12/20/24	Morgan Stanley & Co.	(1.00%)	Newell Brands Inc., 3.85%, 04/01/23	316	618	934
220,000	USD	12/20/24	Bank of America N.A.	(1.00%)	Newell Brands Inc., 3.85%, 04/01/23	818	1,600	2,418
428,492	USD	12/20/24	BNP Paribas S.A.	(1.00%)	Newell Brands Inc., 3.85%, 04/01/23	1,391	3,319	4,710
230,000	USD	06/20/24	Barclays Bank Plc	(5.00%)	Springleaf Finance Corp., 7.75%, 10/01/21	2,477	(35,267)	(32,790)
770,000	EUR	12/20/23	JPMorgan Chase Bank N.A.	(1.00%)	Volkswagen AG, 5.50%, 03/30/21	(9,552)	(458)	(10,010)
350,000	EUR	06/20/24	Barclays Bank Plc	(1.00%)	Volkswagen AG, 5.50%, 03/30/21	(4,164)	1,214	(2,950)

					Total Buy Protection	$(291,383)	$(358,456)	$(649,839)

Sell Protection
2,300,000	EUR	12/20/24	JPMorgan Chase Bank N.A.	5.00%	ArcelorMittal SA, 2.88%, 07/06/20 (Moody’s rating: Baa3; S&P rating: BBB-)	(21,902)	433,119	411,217

					Total Sell Protection	$(21,902)	$433,119	$411,217

				Total OTC Credit Default Swaps		$(313,285)	$74,663	$(238,622)

Centrally Cleared Credit Default Swaps

Buy Protection

Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
3,960,000	USD	06/20/24	(5.00%)	CDX.NA.HY.32***	$(53,690)	$(225,720)	$(279,410)
1,270,509	USD	06/20/24	(5.00%)	CDX.NA.HY.32***	(26,120)	(63,525)	(89,645)
1,182,450	USD	06/20/24	(5.00%)	CDX.NA.HY.32***	(24,309)	(59,123)	(83,432)
3,420,000	USD	12/20/24	(5.00%)	CDX.NA.HY.33***	(7,372)	(220,758)	(228,130)
33,000,000	USD	12/20/24	(1.00%)	CDX.NA.IG.33****	19,617	(668,020)	(648,403)
32,400,000	EUR	12/20/24	(1.00%)	iTRAXX Europe S31 Index	(2,829)	(823,377)	(826,206)

					$(94,703)	$(2,060,523)	$(2,155,226)

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

*

The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

**	The CMBX Index tracks the performance of a basket of twenty five commercial mortgage backed securities. The BBB- tranche represents underlying security tranches with an initial rating of BBB-.
***

CDX.NA.HY — Markit North America High Yield CDS Index. Represents an index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated BB and B.

****

CDX.NA.IG — Markit North America Investment Grade CDS Index. Represents an investment grade index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated investment grade or higher. Rating represents a weighted average of the credit ratings of all the companies underlying the single name CDS within the index.

U.S. Treasury securities in the amount of $344,500 received at the custodian bank as collateral for forward foreign currency contracts, OTC swaps and/or OTC options.

Currency Abbreviations

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EGP	— Egyptian Pound
EUR	— Euro Currency
GBP	— British Pound Sterling
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
KZT	— Kazakhstani Tenge
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
RON	— Romanian New Leu
RUB	— Russian Ruble
SEK	— Swedish Krona
THB	— Thai Baht
TRY	— Turkish New Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Sovereign Debt Obligations	41.6
Corporate Debt	30.2
U.S. Government and Agency Obligations	9.8
Bank Loans	5.9
Asset Backed Securities	3.2
Mortgage Backed Securities — Private Issuers	2.7
Convertible Preferred Stock	0.3
Convertible Debt	0.3
Mortgage Backed Securities — U.S. Government Agency Obligations	0.2
Purchased Index Options	0.1
Common Stocks	0.1
Purchased Currency Options	0.1
Futures Contracts	0.1
Preferred Stocks	0.0	*
Purchased Swaptions	0.0	*
Purchased Futures Options	0.0	*
Warrants	0.0	*
Written Futures Options	0.0	*
Written Currency Options	0.0	*
OTC Credit Default Swaps	0.0	*
OTC Interest Rate Swaps	(0.1)
Centrally Cleared Credit Default Swaps	(0.3)
Centrally Cleared Interest Rate Swaps	(0.6)
Forward Foreign Currency Contracts	(8.4)
Short-Term Investments	3.9
Other Assets and Liabilities (net)	10.9

	100.0%

*	Amount rounds to zero.

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 93.0%

	Bermuda — 1.9%
336,000	Beijing Enterprises Water Group, Ltd.*	171,870
218,300	China Gas Holdings, Ltd.	843,750
80,000	China Grand Pharmaceutical and Healthcare Holdings, Ltd. Class A‡	42,146
416,000	China Oriental Group Co., Ltd.	143,807
640,500	China Resources Gas Group, Ltd.	3,165,979
521,512	COSCO SHIPPING Ports, Ltd.	416,443
748,000	CP Pokphand Co., Ltd.	63,928
27,207	Credicorp, Ltd.	5,671,027
1,754,000	Gemdale Properties & Investment Corp., Ltd.	194,655
1,315,000	Haier Electronics Group Co., Ltd.	3,430,333
250,000	Hopson Development Holdings, Ltd.	250,019
28,100	Jardine Matheson Holdings, Ltd.	1,503,350
1,410,000	Joy City Property, Ltd.	149,284
408,000	K Wah International Holdings, Ltd.	215,466
280,000	Kunlun Energy Co., Ltd.	241,090
132,500	Luye Pharma Group, Ltd.‡ 144A	94,481
1,500,000	Nan Hai Corp., Ltd.	21,430
633,000	Nine Dragons Paper Holdings, Ltd.	532,923
50,000	Pou Sheng International Holdings, Ltd.	14,797
183,000	Shanghai Industrial Urban Development Group, Ltd.	23,110
360,298	Shenzhen International Holdings, Ltd.	692,156
1,490,000	Sihuan Pharmaceutical Holdings Group, Ltd.	226,178
224,000	United Energy Group, Ltd.* ‡	46,004
46,914	VEON, Ltd., ADR	112,594

	Total Bermuda	18,266,820

	Brazil — 7.4%
584,874	Ambev SA, ADR*	2,702,118
802,121	B3 SA — Brasil Bolsa Balcao	8,401,724
49,164	Banco Bradesco SA*	368,842
9,144	Banco BTG Pactual SA*	128,531
484,600	Banco do Brasil SA*	5,292,278
42,102	Banco Inter SA-Units*	573,604
1,092	Banco Pan SA, ADR*	2,241
18,400	Banco Santander Brasil SA	200,238
27,000	BRF SA*	247,611
78,100	Cia de Locacao das Americas*	950,610
76,985	Cia Siderurgica Nacional SA	244,517
11,994	Cosan SA	153,186
203,100	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,172,650
63,260	Duratex SA	192,116
207,347	Embraer SA, ADR‡	3,576,736
181,700	Embraer SA	781,257
145,900	Fleury SA	925,404
33,200	Grendene SA	69,582
14,880	Guararapes Confeccoes SA	72,839
545,400	Hypera SA*	4,390,277

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Brazil — continued
628,800	IRB Brasil Resseguros SA	5,685,074
354,688	Itau Unibanco Holding SA, ADR	2,982,926
3,400	Itau Unibanco Holding SA	24,585
287,100	JBS SA	2,260,049
620,576	Kroton Educacional SA	1,665,636
346,900	Localiza Rent a Car SA	3,785,969
1,255	LOG Commercial Properties e Participacoes SA Class E	7,306
80,400	Lojas Renner SA	974,165
2,100	M Dias Branco SA*	17,645
165,300	MRV Engenharia e Participacoes SA	700,027
153,100	Multiplan Empreendimentos Imobiliarios SA*	1,060,387
96,900	Notre Dame Intermedica Participacoes SA	1,262,022
511,800	Odontoprev SA	1,985,569
415,740	Petroleo Brasileiro SA*	3,009,209
78,082	Porto Seguro SA	1,103,915
148,500	Raia Drogasil SA*	3,415,707
22,300	Sao Martinho SA	101,451
133,620	Sul America SA	1,530,468
17,964	Suzano SA	145,121
8,072	Usinas Siderurgicas de Minas Gerais SA Usiminas	18,119
459,911	Vale SA*	5,272,183
486,400	WEG SA	2,829,373
218,500	YDUQS Part	1,892,611

	Total Brazil	72,175,878

	Cayman Islands — 15.6%
5,427	58.com, Inc., ADR*	267,605
45,000	AAC Technologies Holdings, Inc.‡	238,220
430,000	Agile Group Holdings, Ltd.	522,183
166,988	Alibaba Group Holding, Ltd., ADR*	27,925,403
446,900	ANTA Sports Products, Ltd.	3,696,898
5,460,000	Anton Oilfield Services Group	543,256
175,000	Asia Cement China Holdings Corp.	210,730
26,600	Autohome, Inc. Class H, ADR* ‡	2,211,258
7,860	Baidu, Inc., ADR*	807,694
23,328	Baozun, Inc., ADR*	996,106
2,340,000	Beijing Enterprises Clean Energy Group, Ltd.*	30,446
84,000	CAR, Inc.* ‡	64,826
59,000	Casetek Holdings, Ltd.	100,411
841,810	Chailease Holding Co., Ltd.	3,391,715
750,000	China Aoyuan Group, Ltd.	849,555
349,500	China Conch Venture Holdings, Ltd.	1,292,892
68,000	China Everbright Greentech, Ltd. Class L 144A	39,554
60,000	China Evergrande Group‡	127,816
35,000	China High Speed Transmission Equipment Group Co., Ltd.‡	21,475
402,000	China Lesso Group Holdings, Ltd. Class L	380,493
2,534,000	China Medical System Holdings, Ltd.	3,012,588
34,000	China Mengniu Dairy Co., Ltd.*	127,293
1,446,900	China Resources Cement Holdings, Ltd.	1,450,702

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Cayman Islands — continued
92,000	China Resources Land, Ltd.	385,514
729,000	China SCE Group Holdings, Ltd.	335,700
110,000	China Shanshui Cement Group, Ltd.* ‡	35,640
738,000	China State Construction International Holdings, Ltd.	693,811
96,000	China Tianrui Group Cement Co., Ltd. Class C*	82,659
1,358,000	China Yuhua Education Corp., Ltd. Class L	684,249
72,000	China ZhengTong Auto Services Holdings, Ltd.	20,757
608,800	China Zhongwang Holdings, Ltd.	247,732
126,000	Chinasoft International, Ltd.*	55,611
71,000	Chlitina Holding, Ltd.	485,165
175,147	CIFI Holdings Group Co., Ltd.	102,326
50,000	CIMC Enric Holdings, Ltd.	28,765
245,000	Country Garden Holdings Co., Ltd.‡	310,336
452,860	Country Garden Services Holdings Co., Ltd.	1,305,538
58,000	Dongyue Group, Ltd.	27,153
344,500	ENN Energy Holdings, Ltd.	3,563,914
996,000	Fu Shou Yuan International Group, Ltd.	880,460
172,000	Fufeng Group, Ltd.*	78,766
9,000	Fulgent Sun International Holding Co., Ltd.	25,731
445,000	Fullshare Holdings, Ltd.*	14,475
128,000	Future Land Development Holdings, Ltd.* ‡	111,682
1,570,000	GCL-Poly Energy Holdings, Ltd.* ‡	63,085
164,000	Geely Automobile Holdings, Ltd.‡	278,236
27,000	General Interface Solution Holding, Ltd.	90,944
5,000	Ginko International Co., Ltd.	28,365
39,000	Golden Eagle Retail Group, Ltd.‡	42,386
236,500	Greentown China Holdings, Ltd.‡	191,568
76,000	Haitian International Holdings, Ltd.	155,696
449,500	Hengan International Group Co., Ltd.	2,947,203
153,542	Huazhu Group, Ltd., ADR	5,069,957
89,000	JD.com, Inc., ADR*	2,510,690
79,398	Jiayuan International Group, Ltd.	33,119
271,000	Kaisa Group Holdings, Ltd.*	118,917
241,500	Kingboard Holdings, Ltd.	639,223
508,000	Kingboard Laminates Holdings, Ltd.	458,142
113,000	Kingdee International Software Group Co., Ltd.‡	119,063
87,000	Kingsoft Corp., Ltd.* ‡	184,667
493,500	KWG Group Holdings, Ltd.*	432,475
496,000	Lee & Man Paper Manufacturing, Ltd.	268,265
343,500	Li Ning Co., Ltd.	985,885
88,000	Logan Property Holdings Co., Ltd. Class L	125,275
486,200	Longfor Group Holdings, Ltd. 144A	1,817,188
3,433,000	Lonking Holdings, Ltd. Class H	884,591
98,000	Minth Group, Ltd.‡	331,900
38,800	Momo, Inc., ADR	1,202,024
601,200	NagaCorp, Ltd.	940,214
45,798	NetEase, Inc., ADR	12,190,512
99,000	Nexteer Automotive Group, Ltd.	81,707
6,000	Pharmally International Holding Co., Ltd.	41,000
516,000	Powerlong Real Estate Holdings, Ltd.	363,992

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Cayman Islands — continued
227,600	Qudian, Inc., ADR* ‡	1,568,164
84,000	Ronshine China Holdings, Ltd.* ‡	97,936
933,600	Sands China, Ltd.	4,227,722
761,000	Semiconductor Manufacturing International Corp.* ‡	951,323
396,000	Shenzhou International Group Holdings, Ltd.	5,172,641
314,500	Shimao Property Holdings, Ltd.	918,699
1,336,000	Shui On Land, Ltd.	265,857
22,165	SINA Corp. Class H*	868,646
1,926,000	Sino Biopharmaceutical, Ltd.	2,446,993
769,500	SOHO China, Ltd.	219,874
996,000	SSY Group, Ltd.	787,713
81,000	Sunac China Holdings, Ltd.	325,471
72,095	TAL Education Group, ADR*	2,468,533
549,600	Tencent Holdings, Ltd.	23,149,466
287,219	Tencent Music Entertainment Group, ADR*	3,667,787
1,624,000	Tingyi Cayman Islands Holding Corp.	2,287,032
114,000	TPK Holding Co., Ltd.*	205,405
73,000	Uni-President China Holdings, Ltd.	78,779
38,000	Vinda International Holdings, Ltd.	68,735
371,623	Vipshop Holdings, Ltd., ADR*	3,314,877
5,456,500	WH Group, Ltd.	4,886,169
121,000	Wisdom Marine Lines Co., Ltd.*	117,004
202,834	Xinyi Solar Holdings, Ltd.	121,606
131,500	Xtep International Holdings, Ltd.	71,123
683,440	Yuzhou Properties Co., Ltd.	272,002
13,192	YY, Inc., ADR*	741,786
354,600	Zhen Ding Technology Holding, Ltd.	1,268,694
24,500	Zhongsheng Group Holdings, Ltd.	77,350
10,629	ZTO Express Cayman, Inc., ADR	226,717

	Total Cayman Islands	151,255,496

	Chile — 0.3%
1,567	Banco de Credito e Inversiones SA	98,818
29,280	CAP SA	255,324
181,982	Cencosud SA	299,886
35,724	Empresa Nacional de Telecomunicaciones SA*	313,640
116,795	Empresas CMPC SA	272,017
37,639	Empresas COPEC SA	355,351
1,234,654	Enel Americas SA	226,346
151,852	Grupo Security SA	52,341
41,557	Inversiones Aguas Metropolitanas SA	58,209
25,639,479	Itau CorpBanca	194,390
7,591	Latam Airlines Group SA, ADR‡	84,260
277,412	Ripley Corp. SA	198,286
16,324	SACI Falabella	91,348
105,226	Sigdo Koppers SA	164,152
234,324	SMU SA	55,987
38,228	Vina Concha y Toro SA	76,067

	Total Chile	2,796,422

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	China — 12.5%
3,641,000	Agricultural Bank of China, Ltd. Class H	1,425,858
176,000	Air China, Ltd. Class H	154,910
1,190,000	Aluminum Corp. of China, Ltd. Class H*	374,939
547,999	Angang Steel Co., Ltd. Class H‡	199,923
774,200	Anhui Conch Cement Co., Ltd. Class H	4,597,164
283,000	AviChina Industry & Technology Co., Ltd. Class H	138,984
643,500	BAIC Motor Corp., Ltd. Class H 144A	397,293
9,781,000	Bank of China, Ltd. Class H	3,842,830
144,500	Bank of Chongqing Co., Ltd. Class H	80,182
1,088,000	Bank of Communications Co., Ltd. Class H	710,585
19,860	Bank of Shanghai Co., Ltd. Class A	26,013
159,000	Bank of Zhengzhou Co., Ltd. Class H‡ 144A	55,370
652,000	BBMG Corp. Class H‡	187,132
626,000	Beijing Capital International Airport Co., Ltd. Class H	534,217
98,000	Beijing Capital Land, Ltd. Class H‡	32,377
284,000	Beijing North Star Co., Ltd. Class H	85,496
21,500	BYD Co., Ltd. Class H‡	107,371
28,000	Central China Securities Co., Ltd. Class H	5,536
524,000	China BlueChemical, Ltd. Class H	126,331
2,405,000	China Cinda Asset Management Co., Ltd. Class H	472,447
1,175,000	China CITIC Bank Corp., Ltd. Class H	626,515
551,000	China Coal Energy Co., Ltd. Class H	224,212
586,000	China Communications Construction Co., Ltd. Class H	458,221
918,000	China Communications Services Corp., Ltd. Class H	519,928
10,676,000	China Construction Bank Corp. Class H	8,143,797
80,000	China Eastern Airlines Corp., Ltd. Class H*	38,881
1,942,000	China Energy Engineering Corp., Ltd. Class H	193,224
344,000	China Everbright Bank Co., Ltd. Class H	146,562
124,500	China Galaxy Securities Co., Ltd. Class H	66,225
2,777,000	China Huarong Asset Management Co., Ltd. Class H 144A	417,999
67,600	China International Capital Corp., Ltd. Class H‡ 144A	131,071
189,880	China International Marine Containers Group Co., Ltd. Class H	164,947
341,010	China International Travel Service Corp., Ltd. Class A	4,445,589
282,000	China Life Insurance Co., Ltd. Class H	653,254
330,000	China Machinery Engineering Corp. Class H	139,756
2,265,100	China Merchants Bank Co., Ltd. Class H	10,777,385
14,800	China Merchants Securities Co., Ltd. Class H 144A	16,727
930,500	China Minsheng Banking Corp., Ltd. Class H	632,646
237,000	China Molybdenum Co., Ltd. Class H‡	78,603
1,881,300	China National Building Material Co., Ltd. Class H	1,689,460
86,000	China Oilfield Services, Ltd. Class H	102,791
708,300	China Pacific Insurance Group Co., Ltd. Class H	2,602,118
3,158,000	China Petroleum & Chemical Corp. Class H	1,877,220
252,000	China Railway Construction Corp., Ltd. Class H	275,485
482,000	China Railway Group, Ltd. Class H	292,665
81,000	China Railway Signal & Communication Corp., Ltd. Class H 144A	50,112
1,314,000	China Reinsurance Group Corp. Class H	212,871
422,500	China Shenhua Energy Co., Ltd. Class H	848,298
498,000	China Southern Airlines Co., Ltd. Class H‡	301,745

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	China — continued
469,900	China Vanke Co., Ltd. Class H	1,636,384
533,000	Chongqing Rural Commercial Bank Co., Ltd. Class H	283,518
66,000	CITIC Securities Co., Ltd. Class H	123,591
416,000	COSCO SHIPPING Development Co., Ltd. Class H*	47,759
470,000	COSCO SHIPPING Energy Transportation Co., Ltd. Class H	208,039
151,000	COSCO SHIPPING Holdings Co., Ltd. Class H* ‡	53,740
130,000	CRRC Corp., Ltd. Class H	90,708
30,000	CSSC Offshore and Marine Engineering Group Co., Ltd. Class H*	23,458
202,000	Dalian Port PDA Co., Ltd. Class H‡	25,510
102,200	Dongfang Electric Corp., Ltd. Class H	56,840
22,600	Dongjiang Environmental Co., Ltd. Class H‡	20,555
60,200	Everbright Securities Co., Ltd. Class H‡ 144A	45,614
29,600	Fuyao Glass Industry Group Co., Ltd. Class H 144A	82,124
184,600	GF Securities Co., Ltd. Class H*	193,327
850,500	Great Wall Motor Co., Ltd. Class H‡	569,575
532,000	Guangshen Railway Co., Ltd. Class H	168,299
86,800	Guangzhou Automobile Group Co., Ltd. Class H	83,042
12,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	39,569
601,600	Guangzhou R&F Properties Co., Ltd. Class H	910,143
33,000	Guotai Junan Securities Co., Ltd. Class H 144A	51,356
326,400	Haitong Securities Co., Ltd. Class H	342,247
305,000	Harbin Bank Co., Ltd. Class H* 144A	56,803
63,000	Hisense Home Appliances Group Co., Ltd. Class H	60,514
1,848,000	Huaneng Renewables Corp., Ltd. Class H****	629,405
43,000	Huatai Securities Co., Ltd. Class H‡ 144A	64,395
67,100	Huishang Bank Corp., Ltd. Class H	24,394
8,077,000	Industrial & Commercial Bank of China, Ltd. Class H	5,409,119
38,100	Inner Mongolia Yitai Coal Co., Ltd. Class H	25,564
234,908	Jiangsu Hengrui Medicine Co., Ltd. Class A	2,654,990
336,000	Jiangxi Copper Co., Ltd. Class H	389,173
30,513	Kweichow Moutai Co., Ltd. Class A	4,915,660
99,300	Legend Holdings Corp. Class H 144A	214,575
9,633	Livzon Pharmaceutical Group, Inc. Class H	24,699
676,000	Maanshan Iron & Steel Co., Ltd. Class H‡	254,382
825,000	Metallurgical Corp. of China, Ltd. Class H	185,218
623,555	Midea Group Co., Ltd. Class A	4,463,698
26,900	New China Life Insurance Co., Ltd. Class H	106,373
290,000	People’s Insurance Co. Group of China, Ltd. (The) Class H	116,157
2,316,000	PetroChina Co., Ltd. Class H	1,190,586
2,417,000	PICC Property & Casualty Co., Ltd. Class H	2,821,077
2,574,900	Ping An Insurance Group Co. of China, Ltd. Class H	29,577,486
1,002,000	Postal Savings Bank of China Co., Ltd. Class H 144A	610,960
303,000	Qingdao Port International Co., Ltd. Class H 144A	185,524
82,500	Qinhuangdao Port Co., Ltd. Class H	15,470
114,897	Red Star Macalline Group Corp., Ltd. Class H 144A	95,999
493,532	SAIC Motor Corp., Ltd. Class A	1,644,093
114,500	Shandong Chenming Paper Holdings, Ltd. Class H	45,862
236,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	242,942
238,000	Shanghai Electric Group Co., Ltd. Class H	76,809

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	China — continued
36,000	Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H‡	96,666
80,000	Shanghai Jin Jiang Capital Co., Ltd. Class H	12,144
209,800	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	380,024
137,000	Shengjing Bank Co., Ltd. Class H‡ 144A	99,612
548,500	Sinopec Engineering Group Co., Ltd. Class H	344,238
196,000	Sinopec Shanghai Petrochemical Co., Ltd. Class H	57,004
73,600	Sinopharm Group Co., Ltd. Class H	230,487
782,000	Sinotrans, Ltd. Class H	245,391
63,000	Tong Ren Tang Technologies Co., Ltd. Class H	57,299
981,000	TravelSky Technology, Ltd. Class H	2,037,232
20,000	Tsingtao Brewery Co., Ltd. Class H	120,673
716,700	Weichai Power Co., Ltd. Class H	1,033,078
4,536,000	West China Cement, Ltd.	740,628
50,000	Xinhua Winshare Publishing and Media Co., Ltd. Class H	35,462
41,649	Xinjiang Goldwind Science & Technology Co., Ltd. Class H	49,303
16,500	Yangtze Optical Fibre and Cable Joint Stock, Ltd., Co. Class H‡ 144A	26,604
504,000	Yanzhou Coal Mining Co., Ltd. Class H‡	511,753
355,600	YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H‡	1,735,043
168,100	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	2,399,141
99,000	Zhaojin Mining Industry Co., Ltd. Class H	114,541
35,300	Zhuzhou CRRC Times Electric Co., Ltd. Class H	146,119
318,000	Zijin Mining Group Co., Ltd. Class H	109,929
395,800	Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	268,094

	Total China	121,691,055

	Colombia — 0.1%
61,705	Almacenes Exito SA****	312,565
3,883	Banco de Bogota SA	89,750
1,200	Bancolombia SA, ADR	59,340
2,350	Bancolombia SA	26,686
9,433	Cementos Argos SA	20,176
10,664	Corp. Financiera Colombiana SA*	85,963
51,910	Grupo Argos SA	254,591
21,409	Grupo de Inversiones Suramericana SA	203,107
2,902	Grupo Nutresa SA	21,141

	Total Colombia	1,073,319

	Cyprus — 0.1%
50,674	TCS Group Holding Plc, Reg S, GDR‡‡‡	886,795

	Czech Republic — 0.0%
19,060	CEZ AS	420,559
14,185	Moneta Money Bank AS 144A	43,699

	Total Czech Republic	464,258

	France — 0.3%
35,695	Sanofi	3,310,083

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Greece — 0.3%
2,612	Aegean Airlines SA	23,066
89,950	Alpha Bank AE*	167,983
1,286	Bank of Greece	19,460
24,347	Ellaktor SA*	48,574
1,025,357	Eurobank Ergasias SA*	992,646
2,142	Fourlis Holdings SA*	12,867
8,853	GEK Terna Holding Real Estate Construction SA*	64,279
2,981	Hellenic Petroleum SA	27,169
62,979	JUMBO SA	1,195,365
2,662	LAMDA Development SA*	22,636
1,621	Motor Oil Hellas Corinth Refineries SA	37,854
18,591	Mytilineos SA	194,065
61,833	National Bank of Greece SA*	188,277
66,515	Piraeus Bank SA*	223,345

	Total Greece	3,217,586

	Hong Kong — 3.1%
140,500	Beijing Enterprises Holdings, Ltd.	646,099
88,000	BYD Electronic International Co., Ltd.‡	131,786
872,000	China Agri-Industries Holdings, Ltd.	283,644
346,000	China Everbright, Ltd.	404,727
326,000	China Jinmao Holdings Group, Ltd.	186,716
376,875	China Merchants Port Holdings Co., Ltd.	567,279
8,950	China Mobile, Ltd., ADR	370,530
838,000	China Mobile, Ltd.	6,932,201
587,000	China Overseas Grand Oceans Group, Ltd.	266,566
496,000	China Overseas Land & Investment, Ltd.	1,559,609
100,000	China Resources Pharmaceutical Group, Ltd. 144A	93,757
420,000	China South City Holdings, Ltd.	49,825
425,200	China Taiping Insurance Holdings Co., Ltd.	949,180
840,000	China Traditional Chinese Medicine Holdings Co., Ltd.	385,744
252,000	China Travel International Investment Hong Kong, Ltd.	39,217
1,977	China Unicom Hong Kong, Ltd., ADR	20,739
780,000	China Unicom Hong Kong, Ltd.	827,818
720,000	CITIC, Ltd.	909,253
100	CNOOC, Ltd., ADR	15,225
3,030,000	CNOOC, Ltd.	4,622,650
2,214,000	CSPC Pharmaceutical Group, Ltd.	4,445,284
830,000	Far East Horizon, Ltd.	770,773
703,000	Fosun International, Ltd.	869,850
175,000	Hua Hong Semiconductor, Ltd.‡ 144A	348,241
3,060,100	Lenovo Group, Ltd.	2,041,524
288,000	MMG, Ltd.*	67,964
704,000	Poly Property Group Co., Ltd.	245,162
10,129	Seaspan Corp. Class A‡	107,671
183,000	Shanghai Industrial Holdings, Ltd.	340,817
1,161,521	Shenzhen Investment, Ltd.	428,196
1,190,000	Sino-Ocean Group Holding, Ltd.	403,781
142,000	Sinotruk Hong Kong, Ltd.	210,480

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued
135,500	Sun Art Retail Group, Ltd.	137,585
2,684,000	Yuexiu Property Co., Ltd.	582,034

	Total Hong Kong	30,261,927

	Hungary — 0.3%
62,284	MOL Hungarian Oil & Gas Plc	585,843
26,780	OTP Bank Nyrt	1,114,776
62,018	Richter Gedeon Nyrt	1,003,185

	Total Hungary	2,703,804

	India — 11.6%
30,824	ACC, Ltd.	700,696
51,815	Adani Enterprises, Ltd.	106,381
62,785	Adani Gas, Ltd.	114,108
47,779	Adani Green Energy, Ltd.*	39,272
15,559	Adani Ports & Special Economic Zone, Ltd.	91,112
104,805	Adani Power, Ltd.*	95,017
19,503	Adani Transmission, Ltd.*	62,883
139,935	Aditya Birla Capital, Ltd.*	167,641
700	Ajanta Pharma, Ltd.	9,947
1,619	Alembic Pharmaceuticals, Ltd.	11,605
135,031	Ambuja Cements, Ltd.	388,885
839	Anveshan Heavy Engineering, Ltd.*	5,481
100,932	Apollo Tyres, Ltd.	258,138
4,534	Arvind Fashions, Ltd.*	27,824
22,672	Arvind, Ltd.	15,356
360,718	Ashok Leyland, Ltd.	346,116
108,047	Asian Paints, Ltd.	2,689,405
1,268	Atul, Ltd.	71,353
27,852	Aurobindo Pharma, Ltd.	231,128
47,141	Axis Bank, Ltd.	455,520
43,358	Bajaj Auto, Ltd.	1,791,400
82,547	Bajaj Finance, Ltd.	4,716,103
1,132	Bajaj Finserv, Ltd.	135,738
8,264	Bajaj Holdings & Investment, Ltd.	417,731
7,393	Balkrishna Industries, Ltd.	81,161
101,945	Bank of Baroda*	134,068
47,446	Bata India, Ltd.	1,152,193
1,083,015	Bharat Electronics, Ltd.	1,656,566
19,571	Bharat Forge, Ltd.	123,305
148,925	Bharti Airtel, Ltd.	784,459
7,319	Bharti Infratel, Ltd.	26,676
1,542	Birla Corp., Ltd.	12,185
64,050	Britannia Industries, Ltd.	2,667,063
45,555	Cadila Healthcare, Ltd.	150,063
27,266	Canara Bank*	70,157
7,138	Ceat, Ltd.	95,826
3,469	Century Textiles & Industries, Ltd.	44,295
18,755	Chambal Fertilizers and Chemicals, Ltd.	40,385

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	India — continued
168,484	Cholamandalam Investment and Finance Co., Ltd.	733,074
16,693	Cipla, Ltd.	100,108
25,468	City Union Bank, Ltd.	77,983
5,698	Cochin Shipyard, Ltd. 144A	27,152
9,088	Container Corp. Of India, Ltd.	77,583
4,759	Coromandel International, Ltd.	27,935
5,869	Cummins India, Ltd.	47,205
366,136	DCB Bank, Ltd.	1,007,446
8,523	DCM Shriram, Ltd.	48,707
48,369	Dewan Housing Finance Corp., Ltd.*	26,413
4,025	Dilip Buildcon, Ltd. 144A	23,823
102,560	DLF, Ltd.	224,820
3,946	Dr. Reddy’s Laboratories, Ltd.	150,345
1,155	eClerx Services, Ltd.	7,057
122,423	Edelweiss Financial Services, Ltd.	163,590
16,647	EIH, Ltd.	42,752
16,885	Engineers India, Ltd.	27,817
8,422	Escorts, Ltd.	69,580
23,393	Exide Industries, Ltd.	64,367
446,801	Federal Bank, Ltd.	573,721
2,842	Finolex Cables, Ltd.	15,403
4,764	Finolex Industries, Ltd.	40,038
21,744	Firstsource Solutions, Ltd.	14,436
167,190	GAIL India, Ltd.	316,008
11,057	General Insurance Corp. of India144A	34,949
26,430	Glenmark Pharmaceuticals, Ltd.	121,001
4,323	Godrej Industries, Ltd.	24,888
29,845	Grasim Industries, Ltd.	310,352
9,916	Great Eastern Shipping Co., Ltd. (The) Class F	39,108
9,733	Gujarat Fluorochemicals, Ltd.*	10,987
6,590	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	18,784
35,445	Gujarat Pipavav Port, Ltd.	42,913
29,302	Gujarat State Petronet, Ltd.	89,723
240,264	HCL Technologies, Ltd. Class T	3,656,909
42,150	HDFC Bank, Ltd., ADR	2,404,657
214,908	HDFC Bank, Ltd.	3,722,365
361,420	HDFC Life Insurance Co., Ltd.	3,061,948
1,224	Hero MotoCorp, Ltd.	46,460
176,042	Hexaware Technologies, Ltd.	947,791
256,221	Hindalco Industries, Ltd.	691,631
292,632	Housing Development Finance Corp., Ltd.	8,163,650
2,150	ICICI Bank, Ltd., ADR	26,187
202,440	ICICI Bank, Ltd.	1,239,170
422,223	IDFC Bank, Ltd.*	239,504
285,672	IDFC, Ltd.	138,465
510,343	Indiabulls Housing Finance, Ltd. Class L, ADR	1,843,517
58,726	Indiabulls Real Estate, Ltd.*	38,035
15,841	Indiabulls Ventures, Ltd.	27,684
27,565	Indian Hotels Co., Ltd. (The)	62,156

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	India — continued
202,062	Indraprastha Gas, Ltd.	995,928
153,610	IndusInd Bank, Ltd.	3,012,862
508,100	Infosys, Ltd., ADR	5,777,097
518,178	Infosys, Ltd.	5,880,144
9,733	Inox Fluorochemicals, Ltd.* ****	101,747
5,075	Ipca Laboratories, Ltd.	64,593
112,213	Jindal Steel & Power, Ltd.*	164,039
1,025	JK Cement, Ltd.	15,215
41,440	JM Financial, Ltd.	45,815
134,159	JSW Energy, Ltd.	123,049
88,909	JSW Steel, Ltd.	286,917
55,570	Jubilant Foodworks, Ltd.	1,063,979
14,600	Jubilant Life Sciences, Ltd.	103,419
109,165	Just Dial, Ltd.*	1,059,012
106,190	Kajaria Ceramics, Ltd.	824,121
4,066	Kalpataru Power Transmission, Ltd.	27,973
28,958	Karnataka Bank, Ltd. (The)	30,891
100,410	Karur Vysya Bank, Ltd. (The)	84,656
3,700	KEC International, Ltd.	14,227
19,360	KPIT Engineering, Ltd.*	25,980
19,360	KPIT Technologies, Ltd.*	19,013
1,219	KPR Mill, Ltd.	9,380
2,301	KRBL, Ltd.	7,033
119,327	L&T Finance Holdings, Ltd.	142,363
96,572	Larsen & Toubro, Ltd.	2,015,414
1,896	Laurus Labs, Ltd. 144A	10,033
71,752	LIC Housing Finance, Ltd.	380,888
48,502	Lupin, Ltd.	489,716
85,469	Mahindra & Mahindra Financial Services, Ltd.	395,272
79,528	Mahindra & Mahindra, Ltd.	614,958
20,010	Mahindra CIE Automotive, Ltd.*	46,052
142,607	Manappuram Finance, Ltd.	283,025
22,340	Maruti Suzuki India, Ltd.	2,112,044
8,863	Max Financial Services, Ltd.*	53,527
1,238	Mindtree, Ltd.	12,323
1,405,898	Motherson Sumi Systems, Ltd.	2,084,978
3,645	Motilal Oswal Financial Services, Ltd.	33,174
63,099	Mphasis, Ltd.	849,852
3,675	MRF, Ltd.	3,279,997
8,766	Muthoot Finance, Ltd.	84,204
5,310	Natco Pharma, Ltd.	43,915
124,982	National Aluminium Co., Ltd.	82,006
166,229	NCC, Ltd.	129,476
48,106	NIIT Technologies, Ltd.*	946,931
11,306	Oberoi Realty, Ltd.	80,517
550	ODISHA CEMENT, Ltd.*	6,364
54,159	PC Jeweller, Ltd.*	24,340
8,118	Persistent Systems, Ltd.	65,259
759,624	Petronet LNG, Ltd.	2,786,872

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	India — continued
1,284	Pfizer, Ltd.	61,058
3,689	Phoenix Mills, Ltd. (The)	36,542
19,202	Piramal Enterprises, Ltd.	441,109
16,221	PNB Housing Finance, Ltd. 144A	132,961
705,032	Power Finance Corp., Ltd.*	986,385
21,563	Prestige Estates Projects, Ltd.	88,237
2,094	Quess Corp., Ltd.* 144A	13,917
8,780	Rain Industries, Ltd.	11,856
15,712	Rajesh Exports, Ltd.	148,188
4,988	Ramco Cements, Ltd. (The)	52,830
4,818	Raymond, Ltd.	37,936
60,285	RBL Bank, Ltd. 144A	279,994
157,497	REC, Ltd.	273,352
34,104	Reliance Capital, Ltd.*	11,766
296,903	Reliance Industries, Ltd.	5,586,245
191,600	Reliance Power, Ltd.*	5,948
2,509	Sadbhav Engineering, Ltd.	5,098
3,895	Shriram City Union Finance, Ltd.	73,727
33,985	Shriram Transport Finance Co., Ltd.	514,076
8,357	Sobha, Ltd.	57,346
1,607	SRF, Ltd.	62,245
156,341	State Bank of India*	597,843
204,908	Steel Authority of India, Ltd.	96,427
13,458	Strides Pharma Science, Ltd.	58,404
88,543	Sun Pharmaceutical Industries, Ltd.	487,888
7,427	Sun TV Network, Ltd.	49,413
1,968	Sundaram Finance, Ltd.	45,485
8,857	Sunteck Realty, Ltd.	50,366
17,828	Tata Chemicals, Ltd.	149,202
179,700	Tata Consultancy Services, Ltd.	5,317,303
90,844	Tata Global Beverages, Ltd.	353,794
262,593	Tata Motors, Ltd.*	435,192
68,700	Tata Steel, Ltd.	350,825
13,961	Tech Mahindra, Ltd.	141,050
22,198	Thomas Cook India, Ltd.	42,442
68,915	TV18 Broadcast, Ltd.*	23,047
1,650	UltraTech Cement, Ltd.	101,140
56,007	Union Bank of India*	41,688
466,899	UPL, Ltd.	3,961,161
1,848	Vardhman Textiles, Ltd.	24,512
1,329,993	Vedanta, Ltd.	2,888,237
1,107,822	Vodafone Idea, Ltd.*	99,263
39,909	Welspun India, Ltd.	30,128
56,703	Wipro, Ltd.	191,947
3,632	Wockhardt, Ltd.*	13,120
324,058	Yes Bank, Ltd.	190,908
29,055	Zee Entertainment Enterprises, Ltd.	108,440
2,971	Zensar Technologies, Ltd.	9,185

	Total India	112,427,255

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Indonesia — 2.6%
4,188,200	Adaro Energy Tbk PT	380,611
808,300	AKR Corporindo Tbk PT	216,382
3,116,000	Aneka Tambang Tbk PT	214,026
160,000	Astra Agro Lestari Tbk PT	121,451
602,700	Astra International Tbk PT	280,227
104,300	Bank Danamon Indonesia Tbk PT	34,901
1,820,600	Bank Mandiri Persero Tbk PT	894,589
799,500	Bank Maybank Indonesia Tbk PT	12,278
1,157,800	Bank Negara Indonesia Persero Tbk PT	599,495
624,500	Bank Pan Indonesia Tbk PT*	58,733
1,390,100	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	153,748
956,700	Bank Pembangunan Daerah Jawa Timur Tbk PT	42,797
27,918,600	Bank Rakyat Indonesia Persero Tbk PT	8,103,179
717,600	Bank Tabungan Negara Persero Tbk PT	99,084
5,701,500	Bank Tabungan Pensiunan Nasional Syariah Tbk PT*	1,325,463
1,428,000	Barito Pacific Tbk PT	99,593
289,800	BFI Finance Indonesia Tbk PT	11,024
534,900	Bukit Asam Tbk PT	85,162
1,318,100	Bumi Serpong Damai Tbk PT*	129,071
4,209,500	Ciputra Development Tbk PT	312,858
627,200	Indah Kiat Pulp & Paper Corp. Tbk PT	286,095
134,200	Indo Tambangraya Megah Tbk PT	117,230
3,700	Indocement Tunggal Prakarsa Tbk PT	4,881
905,200	Indofood Sukses Makmur Tbk PT	491,021
371,800	Japfa Comfeed Indonesia Tbk PT	41,384
799,400	Jaya Real Property Tbk PT	38,013
97,200	Link Net Tbk PT	28,075
2,110,500	Medco Energi Internasional Tbk PT*	102,589
778,700	Media Nusantara Citra Tbk PT	67,749
475,700	Mitra Adiperkasa Tbk PT	34,517
131,500	Pabrik Kertas Tjiwi Kimia Tbk PT	97,733
1,088,100	Pakuwon Jati Tbk PT	50,975
4,095,800	Perusahaan Gas Negara Tbk PT	605,930
1,148,500	PP Persero Tbk PT	137,949
1,935,500	PP Properti Tbk PT	13,499
282,600	Semen Indonesia Persero Tbk PT	229,942
78,000	Siloam International Hospitals Tbk PT*	39,014
892,500	Summarecon Agung Tbk PT	72,620
17,558,300	Telekomunikasi Indonesia Persero Tbk PT	5,331,192
799,800	Unilever Indonesia Tbk PT	2,619,986
212,500	United Tractors Tbk PT	308,009
543,500	Vale Indonesia Tbk PT*	134,391
1,548,300	Waskita Beton Precast Tbk PT	35,340
992,400	Waskita Karya Persero Tbk PT	115,355
7,986,200	Wijaya Karya Persero Tbk PT	1,083,018
698,400	XL Axiata Tbk PT*	169,249

	Total Indonesia	25,430,428

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Japan — 0.6%
124,700	Honda Motor Co., Ltd.	3,228,989
218,500	Isuzu Motors, Ltd.	2,406,886

	Total Japan	5,635,875

	Luxembourg — 0.1%
16,364	Kernel Holding SA	179,593
71,993	PLAY Communications SA	493,822

	Total Luxembourg	673,415

	Malaysia — 0.9%
75,900	Aeon Co. M Bhd	26,466
1,209,200	AirAsia Group Bhd	508,286
337,500	Alliance Bank Malaysia Bhd	229,729
306,700	AMMB Holdings Bhd	303,257
21,323	Axiata Group Bhd	21,898
1,600	Batu Kawan Bhd	5,992
14,900	BIMB Holdings Bhd	14,092
81,500	Boustead Holdings Bhd	19,660
71,300	Bumi Armada Bhd*	5,534
47,500	Cahya Mata Sarawak Bhd	30,631
492,982	CIMB Group Holdings Bhd	592,238
282,900	DRB-Hicom Bhd	160,132
65,900	Eco World Development Group Bhd*	10,230
51,600	Ekovest BHD	9,489
337,000	FGV Holdings Bhd*	71,634
328,100	Gamuda Bhd	289,938
229,000	Genting Bhd	313,938
2,776,400	Genting Malaysia Bhd	2,009,193
12,100	Genting Plantations Bhd	28,639
7,800	Hengyuan Refining Co. Bhd*	8,178
18,200	Hong Leong Bank Bhd	71,113
41,000	Hong Leong Financial Group Bhd	159,221
25,600	IHH Healthcare Bhd	34,728
585,300	IJM Corp. Bhd	306,140
328,300	IOI Properties Group Bhd	89,387
150,000	KPJ Healthcare Bhd	31,705
86,700	Lotte Chemical Titan Holding Bhd 144A	55,495
72,000	Magnum Bhd	48,665
149,200	Mah Sing Group Bhd	26,726
106,340	Malayan Banking Bhd	216,134
51,000	Malaysia Airports Holdings Bhd	105,362
683,234	Malaysia Building Society Bhd	136,255
435,900	Malaysian Resources Corp. Bhd	76,519
112,400	MISC Bhd	209,391
315,900	MMC Corp. Bhd	79,975
80,200	Oriental Holdings Bhd	124,504
69,600	Petronas Chemicals Group Bhd	125,337
11,700	Pos Malaysia BHD	4,555
54,900	Public Bank Bhd	263,289

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Malaysia — continued
293,600	RHB Bank Bhd	395,487
1,152,800	Sapura Energy Bhd	77,092
7,800	Scientex BHD	16,654
569,500	Sime Darby Bhd	306,037
572,900	Sime Darby Property Bhd	114,936
330,253	SP Setia Bhd Group	107,271
360,789	Sunway Bhd	148,210
37,400	Supermax Corp. Bhd	14,292
523,700	UEM Sunrise Bhd*	83,177
241,300	UOA Development Bhd	115,262
30,000	Yinson Holdings Bhd	47,791
737,900	YTL Corp. Bhd	162,137

	Total Malaysia	8,412,001

	Mexico — 2.7%
42,023	ALEATICA SAB de CV	42,057
627,355	Alfa SAB de CV Class A	552,876
136,932	Alpek SAB de CV‡	159,375
37,554	Arca Continental SAB de CV	203,500
531,988	Banco del Bajio SA 144A	878,384
8,331	Becle SAB de CV	12,241
130,050	Cemex SAB de CV, ADR	509,796
566,143	Cemex SAB de CV	220,218
12,081	Coca-Cola Femsa SAB de CV	73,450
45,505	Controladora Vuela Cia de Aviacion SAB de CV, ADR*	455,505
20,000	El Puerto de Liverpool SAB de CV	109,502
2,906,002	Fibra Uno Administracion SA de CV REIT	4,255,091
497	Fomento Economico Mexicano SAB de CV, ADR	45,515
30,016	Fomento Economico Mexicano SAB de CV	274,924
323,136	Gentera SAB de CV	267,752
74,200	Grupo Aeromexico SAB de CV* ‡	53,854
332,500	Grupo Aeroportuario del Centro Norte SAB de CV	1,977,587
334,700	Grupo Aeroportuario del Pacifico SAB de CV Class B	3,228,675
39,702	Grupo Bimbo SAB de CV Series A	72,390
20,999	Grupo Carso SAB de CV Series A-1	61,580
26,538	Grupo Cementos de Chihuahua SAB de CV	142,341
97,200	Grupo Comercial Chedraui SA de CV	152,220
8,978	Grupo Elektra SAB DE CV	635,699
982,177	Grupo Financiero Banorte SAB de CV Series O	5,290,941
153,751	Grupo Financiero Inbursa SAB de CV Series O	195,849
34,200	Grupo Lala SAB de CV‡	39,060
283,691	Grupo Mexico SAB de CV Series B	664,829
76,700	Grupo Sanborns SAB de CV	89,349
19,886	Grupo Televisa SAB, ADR	194,485
169,886	Grupo Televisa SAB	332,734
57,100	Industrias Bachoco SAB de CV Series B	250,709
14,508	Industrias CH SAB de CV Series B*	60,254
25,834	Industrias Penoles SAB de CV	344,122
2,579	Megacable Holdings SAB de CV	10,383

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Mexico — continued
221,273	Nemak SAB de CV 144A	99,743
142,031	Orbia Advance Corp. SAB de CV	278,249
14,495	Organizacion Soriana SAB de CV Class B‡	19,161
20,910	Promotora y Operadora de Infraestructura SAB de CV	186,892
1,809	Promotora y Operadora de Infraestructura SAB de CV Series L	10,628
11,251	Vitro SAB de CV Series A	24,611
1,372,800	Wal-Mart de Mexico SAB de CV	4,066,809

	Total Mexico	26,543,340

	Netherlands — 0.4%
25,779	X5 Retail Group NV, Reg S, GDR‡‡‡	901,749
98,899	Yandex NV Class A*	3,462,454

	Total Netherlands	4,364,203

	Papua New Guinea — 0.2%
442,127	Oil Search, Ltd.	2,182,769

	Philippines — 0.4%
102,600	8990 Holdings, Inc.	29,772
851,100	Alliance Global Group, Inc.	178,989
8,223	Altus San Nicolas Corp.* ****	822
9,050	Ayala Corp.	154,442
167,719	Bank of the Philippine Islands	300,943
52,450	BDO Unibank, Inc.	144,711
156,200	China Banking Corp.	75,342
590,600	DMCI Holdings, Inc.	94,692
33,900	Eagle Cement Corp.	10,007
204,200	Emperador, Inc.*	27,973
160,300	Filinvest Development Corp.	40,206
6,555	GT Capital Holdings, Inc.	106,489
38,420	International Container Terminal Services, Inc.	89,249
230,420	JG Summit Holdings, Inc.	322,312
370,600	LT Group, Inc.	99,675
7,500,400	Megaworld Corp.	632,390
171,634	Metropolitan Bank & Trust Co.	226,505
448,700	Petron Corp.	43,286
90,389	Philippine National Bank*	76,036
31,520	Pilipinas Shell Petroleum Corp.	19,643
700	PLDT, Inc., ADR	15,400
3,135	PLDT, Inc.	68,470
95,700	Puregold Price Club, Inc.	72,103
427,100	Robinsons Land Corp.	201,890
130,730	Robinsons Retail Holdings, Inc.	199,260
40,720	San Miguel Corp.	134,738
12,670	San Miguel Food and Beverage, Inc.	22,490
84,040	Security Bank Corp.	319,427
89,300	Semirara Mining & Power Corp.	39,283
4,270	Top Frontier Investment Holdings, Inc.*	18,537
28,020	Union Bank of the Philippines	31,950

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Philippines — continued
1,677,500	Vista Land & Lifescapes, Inc.	249,861

	Total Philippines	4,046,893

	Poland — 0.5%
24,001	Alior Bank SA*	232,398
22,601	Asseco Poland SA	287,787
3,841	Bank Handlowy w Warszawie SA	49,340
75,351	Bank Millennium SA*	107,412
5,174	Bank Polska Kasa Opieki SA	132,152
10,501	Cyfrowy Polsat SA	69,201
67,643	Dino Polska SA*	2,648,928
67,330	Enea SA*	144,345
9,123	Grupa Azoty SA*	76,959
5,118	Grupa Lotos SA	113,054
7,468	Jastrzebska Spolka Weglowa SA	40,570
17,492	KGHM Polska Miedz SA*	349,042
1,995	mBank SA*	172,970
72,884	PGE Polska Grupa Energetyczna SA*	145,290
16,197	Polski Koncern Naftowy ORLEN SA	398,749
21,324	Powszechna Kasa Oszczednosci Bank Polski SA	209,137
51,778	Tauron Polska Energia SA*	19,979

	Total Poland	5,197,313

	Russia — 2.6%
617,286	Gazprom PJSC, ADR	4,261,743
382,375	Gazprom PJSC (OTC Exchange), ADR‡	2,638,387
55,674	LUKOIL PJSC (Euroclear Shares), ADR	4,606,467
6,698	Magnitogorsk Iron & Steel Works PJSC, Reg S, GDR‡‡‡	51,910
144,257	MMC Norilsk Nickel PJSC, ADR	3,692,979
15,771	Novatek PJSC, Reg S, GDR‡‡‡	3,198,359
1,627	Novolipetsk Steel PJSC, GDR	35,338
31,080	Rosneft Oil Co. PJSC, Reg S, GDR‡‡‡	199,409
293,606	Sberbank of Russia PJSC, ADR	4,161,865
48,312	Severstal PJSC, Reg S, GDR‡‡‡	693,277
19,813	Tatneft PJSC, ADR	1,258,125
303,080	VTB Bank PJSC, Reg S, GDR‡‡‡	392,489

	Total Russia	25,190,348

	Singapore — 0.5%
770,400	Singapore Telecommunications, Ltd.	1,726,980
22,200	Singapore Telecommunications, Ltd. (London Exchange)	49,926
140,980	United Overseas Bank, Ltd.	2,615,913

	Total Singapore	4,392,819

	South Africa — 3.2%
84,698	Absa Group, Ltd.	853,935
13,281	AECI, Ltd.	84,052
115,910	African Rainbow Minerals, Ltd.‡	1,075,889

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued
1,461	Anglo American Platinum, Ltd.	87,976
41,504	AngloGold Ashanti, Ltd.	777,634
60,711	Aspen Pharmacare Holdings, Ltd.	344,146
1,357	Assore, Ltd.‡	22,827
73,706	Barloworld, Ltd.	561,940
96,749	Bid Corp., Ltd.	2,054,939
236,696	Bidvest Group, Ltd. (The)‡	2,978,662
42,885	Capitec Bank Holdings, Ltd.	3,641,343
176,038	Clicks Group, Ltd.	2,496,053
28,293	Discovery, Ltd.	212,816
5,870	Distell Group Holdings, Ltd.	52,647
64,458	Exxaro Resources, Ltd.‡	555,200
731,527	FirstRand, Ltd.‡	3,000,407
24,878	Foschini Group, Ltd. (The)	268,198
169,344	Gold Fields, Ltd., ADR	833,172
54,138	Gold Fields, Ltd.	271,788
7,646	Imperial Logistics, Ltd. ‡	26,308
32,888	Investec, Ltd.	173,197
46,715	Italtile, Ltd.	41,223
713,012	KAP Industrial Holdings, Ltd.‡	222,427
45,091	Kumba Iron Ore, Ltd.‡	1,113,618
46,699	Liberty Holdings, Ltd.	346,181
141,747	Life Healthcare Group Holdings, Ltd.	212,025
9,343	Massmart Holdings, Ltd.	27,008
311,960	Momentum Metropolitan Holdings‡	383,713
53,161	Motus Holdings, Ltd.‡	241,289
65,904	MTN Group, Ltd.	418,569
99,094	MultiChoice Group, Ltd.*	770,989
41,702	Nedbank Group, Ltd.	623,832
61,082	Netcare, Ltd.	70,700
7,817	Northam Platinum, Ltd.*	42,852
1,122	Oceana Group, Ltd.	5,138
558,375	Old Mutual, Ltd.‡	711,848
43,406	Pioneer Foods Group, Ltd.	303,477
403,122	PPC, Ltd.*	106,613
6,092	PSG Group, Ltd.	84,840
50,029	Reunert, Ltd.	227,667
55,433	Sanlam, Ltd.	272,659
135,117	Sappi, Ltd.	334,618
8,988	Sasol, Ltd., ADR‡	152,886
45,095	Sasol, Ltd.‡	752,629
16,661	Shoprite Holdings, Ltd.	134,760
255,764	Sibanye Gold, Ltd.*	353,895
135,539	Standard Bank Group, Ltd.	1,561,570
77,427	Super Group, Ltd.*	141,705
85,548	Telkom SA SOC, Ltd.	398,274
4,339	Tiger Brands, Ltd.	60,255
34,879	Tongaat Hulett, Ltd.* ****	30,388
39,593	Transaction Capital, Ltd.	57,839

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued
38,478	Truworths International, Ltd.	134,499
41,502	Tsogo Sun Gaming, Ltd.	36,103
16,811	Vodacom Group, Ltd.	132,647
38,870	Woolworths Holdings, Ltd.‡	141,201

	Total South Africa	31,023,066

	South Korea — 7.8%
20,625	AfreecaTV Co., Ltd.	1,106,989
1,671	AK Holdings, Inc.	43,935
6,100	Asiana Airlines, Inc.*	26,212
4,361	BGF Co., Ltd.	21,875
785	Binggrae Co., Ltd.	38,261
78,406	BNK Financial Group, Inc.	471,295
40,230	Cheil Worldwide, Inc.	834,096
492	Chongkundang Holdings Corp.	37,266
1,546	CJ CheilJedang Corp.	303,087
4,184	CJ Corp.	286,827
6,323	CJ Hello Co., Ltd.	33,038
644	CJ Logistics Corp.*	77,798
5,530	Daeduck Electronics Co.	50,161
2,932	Daekyo Co., Ltd.	14,854
7,983	Daelim Industrial Co., Ltd.	694,087
3,287	Daesang Corp.	61,143
13,546	Daewoo Engineering & Construction Co., Ltd.*	54,698
3,025	Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	77,386
8,706	Daou Technology, Inc.	144,839
2,211	DB HiTek Co., Ltd.	29,575
13,666	DB Insurance Co., Ltd.	589,529
62,490	DGB Financial Group, Inc.	389,207
26,905	Dongkuk Steel Mill Co., Ltd. *	146,204
14,977	Dongwon Development Co., Ltd.	55,092
50	Dongwon F&B Co., Ltd.	9,635
173	Dongwon Industries Co., Ltd.	31,023
3,027	Doosan Bobcat, Inc.	89,584
590	Doosan Corp.****	52,284
53,487	Doosan Heavy Industries & Construction Co., Ltd.*	304,069
40,985	Doosan Infracore Co., Ltd.*	215,864
36,845	Douzone Bizon Co., Ltd.	2,014,516
7,232	E-MART, Inc.	683,205
15,593	Eugene Corp.	63,355
16,004	Fila Korea, Ltd.	774,678
11,128	GS Engineering & Construction Corp.	307,005
7,368	GS Holdings Corp.	309,836
363	GS Home Shopping, Inc.	47,069
2,876	Halla Holdings Corp.	103,148
40,004	Hana Financial Group, Inc.	1,178,900
3,201	Handsome Co., Ltd.	78,142
538	Hanil Cement Co., Ltd.	44,753
442	Hanil Holdings Co., Ltd.	18,402

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
2,354	Hanjin Kal Corp.	53,332
2,473	Hanjin Transportation Co., Ltd.	64,402
21,275	Hankook Tire & Technology Co., Ltd.	573,606
776	Hansol Paper Co., Ltd.	9,991
2,622	Hanwha Aerospace Co., Ltd.*	92,394
31,654	Hanwha Chemical Corp.	475,015
10,922	Hanwha Corp.	230,557
16,935	Hanwha General Insurance Co., Ltd.	42,615
91,789	Hanwha Life Insurance Co., Ltd.	182,634
15,956	Harim Holdings Co., Ltd.	125,658
15,359	HDC Holdings Co., Ltd.	165,641
8,175	Hotel Shilla Co., Ltd.	589,128
156	Hyosung Advanced Materials Corp. Class C*	16,041
111	Hyosung Chemical Corp.	15,683
710	Hyosung Corp.	49,741
150	Hyosung TNC Co., Ltd.	19,814
4,214	Hyundai Construction Equipment Co., Ltd.	111,326
3,899	Hyundai Department Store Co., Ltd.	254,577
3,499	Hyundai Engineering & Construction Co., Ltd.	135,438
15,007	Hyundai Greenfood Co., Ltd.	146,789
1,344	Hyundai Heavy Industries Holdings Co., Ltd.	392,700
2,205	Hyundai Home Shopping Network Corp.	168,672
537	Hyundai Livart Furniture Co., Ltd.	6,150
18,212	Hyundai Marine & Fire Insurance Co., Ltd.	401,954
6,565	Hyundai Mipo Dockyard Co., Ltd.	247,529
7,363	Hyundai Mobis Co., Ltd.	1,551,207
19,477	Hyundai Motor Co.	2,181,932
11,005	Hyundai Steel Co.	357,894
5,377	Hyundai Wia Corp.	229,258
34,598	Industrial Bank of Korea	381,803
2,322	IS Dongseo Co., Ltd.	58,334
47,860	JB Financial Group Co., Ltd.	224,866
50,372	KB Financial Group, Inc.	1,798,173
1,785	KCC Corp.	325,319
63,312	Kia Motors Corp.	2,413,600
2,041	KISWIRE, Ltd.	40,610
16,060	KIWOOM Securities Co., Ltd.	911,653
8,297	Koh Young Technology, Inc.	616,648
889	Kolon Corp.	11,966
7,191	Kolon Industries, Inc.	251,293
5,615	Korea Asset In Trust Co., Ltd.	15,843
1,311	Korea Electric Terminal Co., Ltd.	50,636
2,540	Korea Investment Holdings Co., Ltd.	159,898
4,191	Korea Line Corp.*	77,433
1,262	Korea Petrochemical Ind Co., Ltd.	134,519
60,814	Korea Real Estate Investment & Trust Co., Ltd.	106,259
1,163	Korea Shipbuilding & Offshore Engineering Co., Ltd.*	120,563
4,377	Korea Zinc Co., Ltd.	1,639,340
3,486	Korean Air Lines Co., Ltd.	66,739

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
39,261	Korean Reinsurance Co.	262,911
2,427	KT Skylife Co., Ltd.	18,363
1,105	Kumho Petrochemical Co., Ltd.	66,144
5,948	Kumho Tire Co., Inc.*	21,382
7,750	LF Corp.	130,878
21,711	LG Chem, Ltd.	5,436,145
2,708	LG Corp.	158,475
31,870	LG Display Co., Ltd.*	377,010
14,581	LG Electronics, Inc.	821,602
2,485	LG Hausys, Ltd.	125,273
3,737	LG Household & Health Care, Ltd.	4,083,316
12,198	LG International Corp.	174,891
3,362	LG Uplus Corp.	38,366
1,034	LIG Nex1 Co., Ltd.	30,817
2,136	Lock&Lock Co., Ltd.	22,232
2,356	Lotte Chemical Corp.	464,838
431	Lotte Chilsung Beverage Co., Ltd.	49,905
123	Lotte Confectionery Co., Ltd.	15,116
1,684	Lotte Fine Chemical Co., Ltd.	64,198
40	Lotte Food Co., Ltd.	14,714
4,140	Lotte Himart Co., Ltd.	103,833
3,201	Lotte Shopping Co., Ltd.	345,215
5,322	LS Corp.	211,118
1,230	LS Industrial Systems Co., Ltd.	49,513
1,410	Mando Corp.	42,672
2,483	Meritz Financial Group, Inc.	26,674
2,886	Meritz Fire & Marine Insurance Co., Ltd.	46,083
24,707	Meritz Securities Co., Ltd.	104,310
12,903	Mirae Asset Daewoo Co., Ltd.	80,903
28,008	Mirae Asset Life Insurance Co., Ltd.	101,270
2,471	Namhae Chemical Corp.	18,716
12,549	Nexen Tire Corp.	94,840
39,470	NH Investment & Securities Co., Ltd. Class C	419,069
1,141	NHN Corp.*	59,428
2,915	NongShim Co., Ltd.	608,028
5,227	OCI Co., Ltd.	303,705
5,181	Orange Life Insurance, Ltd. 144A	117,164
8,693	Orion Holdings Corp.	115,553
18,039	Pan Ocean Co., Ltd.*	68,920
8,131	Poongsan Corp.	151,587
10,244	POSCO	1,944,060
3,308	Posco International Corp.	52,822
1,276	S&T Motiv Co., Ltd.	57,925
3,269	Samsung C&T Corp.	245,144
11,256	Samsung Card Co., Ltd.	330,768
230,942	Samsung Electronics Co., Ltd.	9,470,138
4,455	Samsung Electronics Co., Ltd. (London Exchange) Reg S, GDR‡‡‡	4,535,190
1,102	Samsung Fire & Marine Insurance Co., Ltd.	205,447
11,648	Samsung Heavy Industries Co., Ltd.*	76,735

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
9,579	Samsung Life Insurance Co., Ltd.	569,382
16,512	Samsung Securities Co., Ltd.	487,982
1,020	Samyang Corp.	42,082
1,710	Samyang Holdings Corp.	85,775
5,781	Seah Besteel Corp.	79,261
2,785	Sebang Global Battery Co., Ltd.	91,269
24,353	SFA Engineering Corp.	859,170
153,515	Shinhan Financial Group Co., Ltd.	5,364,651
3,644	Shinsegae International, Inc.	603,195
1,995	Shinsegae, Inc.	437,811
731	Shinyoung Securities Co., Ltd.	33,979
23,919	Silicon Works Co., Ltd.	681,886
2,514	Sindoh Co., Ltd.	83,439
1,323	SK Chemicals Co., Ltd.	50,104
3,059	SK Discovery Co., Ltd.	56,134
1,536	SK Gas, Ltd.	95,538
1,247	SK Holdings Co., Ltd.	212,672
1,965	SK Innovation Co., Ltd.	272,700
45,444	SK Networks Co., Ltd.	211,235
1,642	SKC Co., Ltd.	54,635
2,771	SL Corp.	55,598
1,507	Songwon Industrial Co., Ltd.	23,371
155,373	Ssangyong Cement Industrial Co., Ltd.	793,654
7,760	Ssangyong Motor Co.*	18,619
127	Taekwang Industrial Co., Ltd.	119,977
6,785	Taeyoung Engineering & Construction Co., Ltd.	75,442
14,048	Tongyang Life Insurance Co., Ltd.	44,863
1,690	Unid Co., Ltd.	64,780
5,297	Wonik Holdings Co., Ltd.*	18,732
63,437	Woori Financial Group, Inc.	660,277
86	Young Poong Corp.	43,714
1,900	Youngone Corp.	56,707
1,790	Youngone Holdings Co., Ltd.	70,933
41,494	Yuanta Securities Korea Co., Ltd.*	92,968
2,899	Yuhan Corp.	553,795

	Total South Korea	75,639,831

	Spain — 0.0%
21,186	Banco Santander SA*	86,165
16,331	CEMEX Latam Holdings SA*	20,352

	Total Spain	106,517

	Switzerland — 0.3%
159,475	ABB, Ltd.	3,136,243

	Taiwan — 11.3%
331,000	Accton Technology Corp.	1,744,379
752,000	Acer, Inc.	431,453
70,000	Aerospace Industrial Development Corp.	72,765

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
16,000	Arcadyan Technology Corp.	47,292
59,000	Ardentec Corp.	53,058
104,000	ASE Technology Holding Co., Ltd.	237,335
1,160,000	Asia Cement Corp.	1,618,979
22,000	Asia Optical Co., Inc.	55,524
17,000	Asia Vital Components Co., Ltd.	20,822
86,000	Asustek Computer, Inc.	572,419
2,215,000	AU Optronics Corp.	561,166
271,000	Bioteque Corp.	1,109,349
21,000	Brighton-Best International Taiwan, Inc.	22,676
537,140	Capital Securities Corp.	152,531
48,000	Career Technology MFG. Co., Ltd.	56,549
76,000	Catcher Technology Co., Ltd.	575,674
874,000	Cathay Financial Holding Co., Ltd.	1,152,206
260,000	Cathay Real Estate Development Co., Ltd.	171,800
26,519	Center Laboratories, Inc.	50,945
437,049	Chang Hwa Commercial Bank, Ltd.	304,988
279,000	Cheng Loong Corp.	160,523
69,000	Cheng Shin Rubber Industry Co., Ltd.	101,861
138,000	Cheng Uei Precision Industry Co., Ltd.	154,794
22,110	Chicony Electronics Co., Ltd.	65,137
68,000	Chilisin Electronics Corp.	183,674
141,000	Chin-Poon Industrial Co., Ltd.	143,843
709,000	China Airlines, Ltd.	207,504
223,000	China Bills Finance Corp.	106,740
1,402,000	China Development Financial Holding Corp.	417,556
34,278	China General Plastics Corp.	21,932
668,335	China Life Insurance Co., Ltd.*	529,937
430,260	China Man-Made Fiber Corp.	113,027
90,000	China Metal Products	88,333
37,000	China Motor Corp.****	29,398
460,950	China Petrochemical Development Corp.	148,428
1,442,000	China Steel Corp.	1,069,026
624,500	Chipbond Technology Corp.	1,157,432
86,944	ChipMOS Technologies, Inc.	88,417
17,000	Chong Hong Construction Co., Ltd.	43,562
271,000	Chung Hung Steel Corp.	85,079
117,000	Chung Hwa Pulp Corp.	34,771
1,065,000	Compal Electronics, Inc.	614,466
140,000	Compeq Manufacturing Co., Ltd.	156,812
103,000	Continental Holdings Corp.	47,309
158,000	Coretronic Corp.	189,960
1,358,000	CTBC Financial Holding Co., Ltd.	901,700
61,000	CTCI Corp.	81,990
66,000	Darwin Precisions Corp.	37,335
449,700	Delta Electronics, Inc.	1,920,587
31,000	Depo Auto Parts Ind Co., Ltd.	62,651
161,000	E Ink Holdings, Inc.	146,083
4,717,559	E.Sun Financial Holding Co., Ltd.	3,991,553

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
299,000	Elite Material Co., Ltd.	1,209,512
7,000	Ennoconn Corp.	49,525
77,000	EnTie Commercial Bank Co., Ltd.	36,732
115,000	Epistar Corp.*	89,889
87,740	Eternal Materials Co., Ltd.	71,692
572,208	Eva Airways Corp.	251,757
147,000	Evergreen International Storage & Transport Corp.	64,913
592,549	Evergreen Marine Corp. Taiwan, Ltd.*	248,292
116,000	Everlight Electronics Co., Ltd.	104,131
419,000	Far Eastern Department Stores, Ltd.	322,780
867,282	Far Eastern International Bank	335,457
397,000	Far Eastern New Century Corp.	366,615
95,000	Farglory Land Development Co., Ltd.	111,920
34,000	Feng Hsin Steel Co., Ltd.	56,330
113,100	Feng TAY Enterprise Co., Ltd.	811,125
277,750	First Financial Holding Co., Ltd.	195,167
31,000	FLEXium Interconnect, Inc.	94,325
33,000	Formosa Advanced Technologies Co., Ltd.	36,218
116,000	Formosa Chemicals & Fibre Corp.	324,170
126,000	Formosa Plastics Corp.	383,793
7,000	Formosa Sumco Technology Corp.	22,788
225,000	Formosa Taffeta Co., Ltd.	245,129
237,000	Foxconn Technology Co., Ltd.	494,251
771,000	Fubon Financial Holding Co., Ltd.	1,107,127
33,000	Getac Technology Corp.	49,727
62,000	Gigabyte Technology Co., Ltd.	99,222
293,000	Grand Pacific Petrochemical*	170,939
121,000	Grape King Bio, Ltd.	721,527
57,298	Great Wall Enterprise Co., Ltd.	69,627
29,000	Greatek Electronics, Inc.	40,147
93,476	Hannstar Board Corp.	122,779
801,000	HannStar Display Corp.	165,237
58,000	Highwealth Construction Corp.	93,288
16,000	Holy Stone Enterprise Co., Ltd.	47,034
1,236,200	Hon Hai Precision Industry Co., Ltd.	2,916,722
445,120	Hua Nan Financial Holdings Co., Ltd. Class C	300,577
23,000	Huaku Development Co., Ltd.	59,308
198,600	Hung Sheng Construction, Ltd.*	127,388
761,766	IBF Financial Holdings Co., Ltd.	262,725
10,800	IEI Integration Corp.	18,415
2,205,000	Innolux Corp.	469,081
255,809	International CSRC Investment Holdings Co.	268,387
134,000	Inventec Corp.	92,430
240,790	Jih Sun Financial Holdings Co., Ltd.	76,682
54,000	Kenda Rubber Industrial Co., Ltd.	54,828
19,000	Kerry TJ Logistics Co., Ltd.	22,292
51,000	Kindom Development Co., Ltd.	45,124
105,000	King Yuan Electronics Co., Ltd.	117,947
300,000	King’s Town Bank Co., Ltd.	298,313

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
470,000	Kinpo Electronics	162,098
99,000	Kinsus Interconnect Technology Corp.	133,704
178,000	Lite-On Technology Corp., ADR	282,854
251,462	Longchen Paper & Packaging Co., Ltd.	110,637
3,000	Lotes Co., Ltd.	26,205
14,000	Lung Yen Life Service Corp.	27,707
119,000	Macronix International	120,824
157,300	Makalot Industrial Co., Ltd.	834,046
42,000	MediaTek, Inc.	499,541
379,000	Mega Financial Holding Co., Ltd.	351,214
114,480	Mercuries & Associates Holding, Ltd.*	69,741
284,445	Mercuries Life Insurance Co., Ltd.*	97,643
193,500	Merry Electronics Co., Ltd.	948,025
705,900	Micro-Star International Co., Ltd.	2,054,595
47,000	Nan Kang Rubber Tire Co., Ltd.	68,399
175,000	Nan Ya Plastics Corp.	393,157
79,000	Nan Ya Printed Circuit Board Corp. *	128,847
21,000	Nantex Industry Co., Ltd.	21,186
42,000	Nanya Technology Corp.	108,978
263,700	Novatek Microelectronics Corp.	1,512,953
317,000	O-Bank Co., Ltd. *	78,370
62,000	Oriental Union Chemical Corp.	44,065
25,200	Pan Jit International, Inc.	23,677
73,000	Pan-International Industrial Corp.	55,177
241,000	Pegatron Corp.	419,475
9,000	Phison Electronics Corp.	80,211
278,000	Pou Chen Corp.	356,186
398,000	Powertech Technology, Inc.	1,118,651
119,000	President Securities Corp.	49,672
604,000	Primax Electronics, Ltd.	1,150,587
324,000	Prince Housing & Development Corp.	114,877
455,000	Qisda Corp., ADR	310,182
85,000	Quanta Computer, Inc.	155,071
691,100	Radiant Opto-Electronics Corp.	2,639,699
79,560	Radium Life Tech Co., Ltd.	30,132
326,600	Realtek Semiconductor Corp.	2,421,248
31,000	Rechi Precision Co., Ltd.	23,182
25,000	Ruentex Industries, Ltd.*	53,909
20,000	San Fang Chemical Industry Co., Ltd.	15,665
83,000	Sanyang Motor Co., Ltd.	56,181
80,000	Shihlin Electric & Engineering Corp.	118,487
1,191,651	Shin Kong Financial Holding Co., Ltd.*	360,670
17,000	Shin Zu Shing Co., Ltd.	63,289
18,000	Shinkong Insurance Co., Ltd.	21,699
411,000	Shinkong Synthetic Fibers Corp.	151,023
42,000	Sigurd Microelectronics Corp.	44,810
125,000	Simplo Technology Co., Ltd.	1,047,559
25,000	Sino-American Silicon Products, Inc.	66,238
1,298,480	SinoPac Financial Holdings Co., Ltd.	506,426

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
17,000	Sinyi Realty, Inc.	17,261
95,000	Sunny Friend Environmental Technology Co., Ltd.	831,359
75,000	Synnex Technology International Corp.	87,753
5,000	Systex Corp.	11,765
45,530	TA Chen Stainless Pipe	50,997
771,983	Taichung Commercial Bank Co., Ltd.	294,864
1,199,703	Taishin Financial Holding Co., Ltd.	535,573
893,514	Taiwan Business Bank	367,203
1,417,309	Taiwan Cement Corp.	1,811,352
1,004,085	Taiwan Cooperative Financial Holding Co., Ltd.	663,467
275,000	Taiwan Glass Industry Corp.	103,265
33,000	Taiwan Hon Chuan Enterprise Co., Ltd.	58,821
585,138	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	27,197,214
1,027,000	Taiwan Semiconductor Manufacturing Co., Ltd.	9,003,981
28,000	Taiwan Shin Kong Security Co., Ltd.	33,844
33,000	Taiwan Styrene Monomer	23,135
26,000	Taiwan Surface Mounting Technology Corp.	61,597
52,000	Tatung Co., Ltd.*	28,494
73,079	TCI Co., Ltd.	736,102
487,000	Teco Electric and Machinery Co., Ltd.	392,432
225,000	Ton Yi Industrial Corp.	85,940
15,000	Tong Hsing Electronic Industries, Ltd.	60,920
57,000	Tong Yang Industry Co., Ltd.	86,167
18,000	Topco Scientific Co., Ltd.	55,408
20,000	Transcend Information, Inc.	41,516
306,000	Tripod Technology Corp.	1,099,744
50,000	TSRC Corp.	38,679
283,000	Tung Ho Steel Enterprise Corp.	196,575
49,000	TXC Corp.	61,518
152,000	U-Ming Marine Transport Corp.	164,373
1,914,000	Uni-President Enterprises Corp.	4,614,650
80,000	Unimicron Technology Corp.	112,556
514,577	Union Bank Of Taiwan*	173,325
54,700	Unitech Printed Circuit Board Corp.	62,326
1,384,000	United Microelectronics Corp.	597,773
236,887	UPC Technology Corp.	80,936
297,780	USI Corp.	123,817
61,000	Wafer Works Corp.	66,162
49,000	Wah Lee Industrial Corp.	83,550
653,000	Walsin Lihwa Corp.	305,194
5,000	Walsin Technology Corp.	28,123
86,000	Wan Hai Lines, Ltd.	50,589
21,000	Wei Chuan Foods Corp.	17,091
732,000	Winbond Electronics Corp.	421,157
723,447	Wistron Corp.	584,130
28,560	Wistron NeWeb Corp.	75,118
61,000	Wiwynn Corp.	868,072
226,720	WPG Holdings, Ltd.	279,157
175,000	WT Microelectronics Co., Ltd.	218,577

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
7,000	Yageo Corp.	55,617
368,000	Yang Ming Marine Transport Corp.*	92,520
341,000	YFY, Inc.	128,049
318,331	Yieh Phui Enterprise Co., Ltd.	93,577
1,227,000	Yuanta Financial Holding Co., Ltd.	731,664
15,100	Yulon Finance Corp.	54,268
390,000	Yulon Motor Co., Ltd.	247,014
8,000	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	18,050

	Total Taiwan	109,769,867

	Thailand — 2.4%
1,502,300	Airports of Thailand PCL Class F	3,671,634
903,400	AP Thailand PCL Class F	199,377
355,200	Bangchak Corp. PCL Class F	316,469
85,600	Bangkok Airways PCL Class F	24,349
28,100	Bangkok Bank PCL Class F, NVDR	159,403
216,500	Bangkok Life Assurance PCL, NVDR	143,696
137,200	Bank of Ayudhya PCL, NVDR	149,155
1,175,700	Banpu PCL Class F	453,597
30,800	Berli Jucker PCL Class F	53,121
163,200	Charoen Pokphand Foods PCL Class F	140,069
1,429,700	CP ALL PCL Class F	3,786,356
28,300	Delta Electronics Thailand PCL Class F	45,802
128,800	Esso Thailand PCL Class F	33,900
52,400	GFPT PCL Class F	30,667
160,400	Hana Microelectronics PCL Class F	148,154
47,500	Indorama Ventures PCL Class F	50,474
2,994,600	IRPC PCL Class F	360,312
365,700	Kasikornbank PCL, NVDR	1,871,246
209,000	Kasikornbank PCL Class F	1,072,846
14,500	Kiatnakin Bank PCL Class F	31,290
575,700	Krung Thai Bank PCL Class F	323,755
1,479,000	Krungthai Card PCL Class F	2,067,263
1,752,600	Land & Houses PCL Class F	555,835
108,300	MBK PCL Class F	79,317
69,700	Precious Shipping PCL Class F*	19,599
251,100	Pruksa Holding PCL Class F	137,105
50,300	PTT Exploration & Production PCL Class F	198,996
289,500	PTT Global Chemical PCL Class F	508,767
390,600	PTT PCL Class F	609,814
311,400	Quality Houses PCL Class F	26,879
1,648,000	Sansiri PCL Class F	64,659
13,300	Siam Cement PCL (The) Class F	177,420
140,300	Siam Commercial Bank PCL (The) Class F	541,291
1,444,900	Sino-Thai Engineering & Construction PCL Class F	944,842
181,300	Sri Trang Agro-Industry PCL Class F	61,056
594,200	Star Petroleum Refining PCL Class F	180,679
960,200	Supalai PCL Class F	565,101
262,000	Thai Airways International PCL Class F*	77,953

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Thailand — continued
285,500	Thai Oil PCL Class F	651,091
129,200	Thai Union Group PCL Class F	70,546
676,700	Thanachart Capital PCL Class F	1,261,138
332,100	Tisco Financial Group PCL Class F	1,112,972
2,788,000	TMB Bank PCL Class F	143,115
53,800	TPI Polene Power PCL Class F	8,408
346,800	True Corp. PCL Class F	59,529
35,900	Vinythai PCL Class F	28,875

	Total Thailand	23,217,922

	Turkey — 0.5%
303,052	Akbank T.A.S.*	435,807
9,640	Anadolu Efes Biracilik Ve Malt Sanayii AS	37,355
175,592	Arcelik AS*	592,096
2,802	Aygaz AS	5,831
56,399	BIM Birlesik Magazalar AS	490,626
3,454	Coca-Cola Icecek AS	20,602
87,117	Dogan Sirketler Grubu Holding AS	23,606
69,223	Enka Insaat ve Sanayi AS	69,266
41,412	Eregli Demir ve Celik Fabrikalari TAS	50,239
26,827	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	10,262
277,226	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	109,486
23,713	KOC Holding AS	79,414
22,782	Koza Anadolu Metal Madencilik Isletmeleri AS*	37,240
8,732	Pegasus Hava Tasimaciligi AS*	93,869
30,173	Soda Sanayii AS	31,581
361,763	Tekfen Holding AS	1,226,272
166,299	Trakya Cam Sanayii AS	87,472
64,631	Turk Hava Yollari AO*	141,704
83,797	Turkiye Garanti Bankasi AS*	151,522
131,148	Turkiye Halk Bankasi AS*	152,365
168,164	Turkiye Is Bankasi AS Class C*	186,733
386,900	Turkiye Sinai Kalkinma Bankasi AS*	65,094
92,896	Turkiye Sise ve Cam Fabrikalari AS	76,831
211,027	Turkiye Vakiflar Bankasi TAO Series D*	193,592
224,757	Yapi ve Kredi Bankasi AS*	95,929

	Total Turkey	4,464,794

	United Arab Emirates — 0.2%
3,964,148	Emaar Malls PJSC	2,028,939

	United Kingdom — 1.0%
185,616	GlaxoSmithKline Plc	3,990,502
203,140	Mondi Plc	3,900,131
3,232	Mondi Plc	61,912
77,032	Network International Holdings Plc*	507,857
15,000	WNS Holdings, Ltd., ADR*	881,250

	Total United Kingdom	9,341,652

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — 1.3%
47,353	Citigroup, Inc.	3,271,145
30,151	Johnson & Johnson	3,900,936
18,455	Microsoft Corp.	2,565,799
21,648	PepsiCo, Inc.	2,967,941

	Total United States	12,705,821

	TOTAL COMMON STOCKS (COST $934,110,451)	904,034,754

	PREFERRED STOCKS — 1.9%

	Brazil — 1.3%
154,200	Azul SA, 0.00%*	1,840,227
334,560	Banco Bradesco SA, 3.12%*	2,724,414
214,500	Banco do Estado do Rio Grande do Sul SA, 10.70% Series B	1,161,227
21,700	Banco Pan SA, 0.97%*	44,334
12,000	Cia Brasileira de Distribuicao, 1.48%*	229,894
329,144	Gerdau SA, 2.55%	1,039,884
21,200	Itau Unibanco Holding SA, 5.28%	178,287
588,863	Petroleo Brasileiro SA, 4.37%	3,894,746
378,200	Randon SA Implementos e Participacoes, 1.98%	870,730
115,200	Usinas Siderurgicas de Minas Gerais SA, 2.17% Series A	215,997

	Total Brazil	12,199,740

	Colombia — 0.0%
5,238	Banco Davivienda SA, 2.00%	63,998
15,537	Grupo Argos SA, 2.54%	60,568
59,946	Grupo Aval Acciones y Valores SA, 4.25%	22,403
8,748	Grupo de Inversiones Suramericana SA, 1.83%	73,888

	Total Colombia	220,857

	Germany — 0.2%
24,439	BMW AG, 7.11%	1,357,481

	South Korea — 0.4%
123	CJ Corp., 0.00%*	6,170
128,213	Samsung Electronics Co., Ltd., 2.68%	4,233,928

	Total South Korea	4,240,098

	TOTAL PREFERRED STOCKS (COST $19,389,751)	18,018,176

	RIGHTS — 0.0%

	Hong Kong — 0.0%
6,315	Legend Holdings Corp., Class H* ****	—

	Thailand — 0.0%
1,930,035	TMB Bank PCL, Expires 10/24/2019* ****	10,728

	TOTAL RIGHTS (COST $—)	10,728

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value(a)			Description	Value ($)

			Corporate Debt — 0.0%

			India — 0.0%
1,393,170	INR		Britannia Industries, Ltd., 8.00%, due 08/28/22	19,528

			TOTAL CORPORATE DEBT (COST $19,891)	19,528

Par Value ($)			Description	Value ($)

			SHORT-TERM INVESTMENTS — 0.8%

			Mutual Fund - Securities Lending Collateral — 0.5%
5,144,730			State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.88%## **	5,144,730

			U.S. Government and Agency Obligations — 0.3%
2,000,000			United States Treasury Bill, 1.79%, due 11/21/19*** ‡‡	1,994,931
1,000,000			United States Treasury Bill, 1.81%, due 03/05/20*** ‡‡	992,298

			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $2,985,568)	2,987,229

			TOTAL SHORT-TERM INVESTMENTS (COST $8,130,298)	8,131,959

			TOTAL INVESTMENTS — 95.7% (Cost $961,650,391)	930,215,145

			Other Assets and Liabilities (net) — 4.3%	42,253,312

			NET ASSETS — 100.0%	$972,468,457

			Notes to Schedule of Investments:

			ADR — American Depository Receipt

			GDR — Global Depository Receipt

			NVDR — Non-Voting Depository Receipt

			REIT — Real Estate Investment Trust

		##	The rate disclosed is the 7 day net yield as of September 30, 2019.

		*	Non-income producing security

		**	Represents an investment of securities lending cash collateral.

		***	All or a portion of this security is pledged for open futures collateral.

		****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $1,167,337 which represents 0.1% of net assets. The aggregate tax cost of these securities held at September 30, 2019 was $1,464,911.

		‡	All or a portion of this security is out on loan.

		‡‡	Interest rate presented is yield to maturity.

		‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

		(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).

		144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $6,712,673 which represents 0.7% of net assets.

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Currency Abbreviations

INR	— Indian Rupee

Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
891	MSCI Emerging Markets E-mini Index	Dec 2019	$44,634,645	$(1,006,047)

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Banks	13.4
Internet	7.5
Diversified Financial Services	7.2
Semiconductors	6.8
Insurance	6.1
Oil & Gas	4.5
Pharmaceuticals	3.8
Retail	3.2
Computers	3.1
Food	2.9
Software	2.6
Chemicals	2.3
Telecommunications	2.3
Auto Manufacturers	2.1
Real Estate	2.1
Building Materials	2.0
Electronics	2.0
Engineering & Construction	2.0
Mining	1.7
Commercial Services	1.6
Beverages	1.3
Lodging	1.3
Iron & Steel	1.2
Auto Parts & Equipment	1.1
Gas	1.1
Home Furnishings	1.1
Apparel	1.0
Aerospace & Defense	0.7
Health Care — Products	0.7
Leisure Time	0.7
Coal	0.5
Cosmetics & Personal Care	0.5
Forest Products & Paper	0.5
Machinery — Diversified	0.5
REITS	0.5
Airlines	0.4
Holding Companies — Diversified	0.4
Household Products & Wares	0.3
Pipelines	0.3
Electrical Components & Equipment	0.2
Health Care — Services	0.2
Home Builders	0.2
Advertising	0.1
Distribution & Wholesale	0.1
Electric	0.1
Environmental Control	0.1
Investment Companies	0.1
Machinery — Construction & Mining	0.1
Media	0.1
Metal Fabricate & Hardware	0.1
Oil & Gas Services	0.1

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Textiles	0.1
Agriculture	0.0	*
Energy-Alternate Sources	0.0	*
Entertainment	0.0	*
Food Service	0.0	*
Hotel Restaurants & Leisure	0.0	*
Housewares	0.0	*
Miscellaneous — Manufacturing	0.0	*
Office & Business Equipment	0.0	*
Packaging & Containers	0.0	*
Private Equity	0.0	*
Shipbuilding	0.0	*
Transportation	0.0	*
Trucking & Leasing	0.0	*
Water	0.0	*
Short-Term Investments and Other Assets and Liabilities (net)	5.1

	100.0%

*	Amount rounds to zero.

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 92.5%

	Australia — 1.2%
178,550	Gold Road Resources, Ltd.*	149,927
92,816	Newcrest Mining, Ltd.	2,175,341
191,674	QBE Insurance Group, Ltd.	1,623,688
248,760	Regis Resources, Ltd.	822,103
53,058	Resolute Mining, Ltd.*	50,815
18,141	Saracen Mineral Holdings, Ltd.*	42,211
292,051	Sonic Healthcare, Ltd.	5,525,113
54,530	Wesfarmers, Ltd.	1,463,754
46,816	Woolworths Group, Ltd.	1,177,118

	Total Australia	13,030,070

	Austria — 0.4%
28,745	Erste Group Bank AG*	950,789
26,711	EVN AG	470,002
9,298	Flughafen Wien AG	388,741
13,674	IMMOFINANZ AG*	380,884
15,021	Oesterreichische Post AG	527,304
34,645	Telekom Austria AG Class A*	251,926
60,393	UNIQA Insurance Group AG	545,488
52,834	Vienna Insurance Group AG Wiener Versicherung Gruppe	1,376,631

	Total Austria	4,891,765

	Belgium — 0.3%
14,710	Ageas	815,954
28,446	Colruyt SA	1,559,275
7,172	D’ieteren SA/NV	388,991
11,574	Elia System Operator SA/NV	946,348
86	Financiere de Tubize SA‡	5,475

	Total Belgium	3,716,043

	Bermuda — 1.9%
12,300	Assured Guaranty, Ltd.	546,858
32,320	Axis Capital Holdings, Ltd.	2,156,390
32,646	Bunge, Ltd.	1,848,417
149,500	CK Infrastructure Holdings, Ltd.	1,005,960
21,000	Clear Media, Ltd.	10,447
342,000	Emperor International Holdings, Ltd.	75,473
25,370	Enstar Group, Ltd.*	4,818,270
10,014	Everest Re Group, Ltd.	2,664,625
71,129	Genpact, Ltd.	2,756,249
70,528	GL, Ltd.	39,780
2,000	Guoco Group, Ltd.	32,273
173	Hudson, Ltd. Class A*	2,123
300,000	Regal Hotels International Holdings, Ltd.	158,431
14,973	RenaissanceRe Holdings, Ltd.	2,896,527
34,000	SmarTone Telecommunications Holding, Ltd.	29,536
7,500	Soundwill Holdings, Ltd.	9,385

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Bermuda — continued
58,000	Transport International Holdings, Ltd.	145,899
1,200	White Mountains Insurance Group, Ltd.	1,296,000
3,000	Wing On Co. International, Ltd.	8,610
32,000	Wing Tai Properties, Ltd.	19,634

	Total Bermuda	20,520,887

	Canada — 5.8%
25,412	Atco, Ltd. Class I	930,494
37,600	Bank of Montreal	2,771,154
36,600	Bank of Nova Scotia (The)	2,080,174
48,301	BCE, Inc.	2,338,251
29,089	Canadian Imperial Bank of Commerce‡	2,401,600
72,069	Canadian National Railway Co.	6,475,324
25,800	Canadian Pacific Railway, Ltd.	5,739,468
2,719	Canadian Utilities, Ltd. Class A‡	80,194
94,400	Centerra Gold, Inc.*	802,828
300	Cogeco Communications, Inc.	24,193
6,400	Cogeco, Inc.	461,341
2,374	Constellation Software, Inc.	2,372,476
32,843	Emera, Inc.	1,442,711
1,100	Empire Co., Ltd. Class A	29,801
2,801	Fairfax Financial Holdings, Ltd.	1,235,486
54,100	Fortis, Inc.	2,288,626
24,076	George Weston, Ltd.	2,026,821
117,176	Intact Financial Corp.	11,800,791
47,200	National Bank of Canada	2,350,018
27,778	North West Co. (The), Inc.‡	593,744
107,867	OceanaGold Corp.	281,888
23,800	Osisko Gold Royalties, Ltd.	221,283
1,700	Power Financial Corp.‡	39,444
42,500	Rogers Communications, Inc. Class B	2,071,394
29,100	Royal Bank of Canada	2,362,067
13,500	Timbercreek Financial Corp.	98,497
49,300	Toronto-Dominion Bank (The)	2,876,454
75,794	Waste Connections, Inc.	6,973,048

	Total Canada	63,169,570

	Denmark — 0.2%
17,199	Carlsberg AS Class B	2,542,726
1,102	Matas AS	8,126

	Total Denmark	2,550,852

	Finland — 0.2%
36,834	Aktia Bank OYJ	338,117
35,934	Kesko OYJ Class B	2,270,597
13,076	Raisio OYJ Class V	46,473

	Total Finland	2,655,187

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	France — 4.1%
44,808	Airbus SE	5,822,881
3,990	APRIL SA	94,393
9,271	AXA SA	236,813
1,791	Boiron SA	63,458
830	Caisse Regionale de Credit Agricole Mutuel Brie Picardie	26,784
7,622	Caisse Regionale de Credit Agricole Mutuel Nord de France	239,480
2,521	Carmila SA REIT	44,029
37,704	CNP Assurances	728,790
112,012	Credit Agricole SA	1,360,366
66,778	Edenred	3,205,444
143,699	Engie SA	2,346,776
5,600	IPSOS	159,649
77,112	Lagardere SCA	1,706,570
470	LNA Sante SA	24,031
552	Manutan International	40,079
36,602	Metropole Television SA	600,548
167,672	Orange SA	2,631,348
19,444	Peugeot SA	485,007
116,491	Rubis SCA	6,769,019
36,593	Safran SA	5,762,643
304	Savencia SA	21,344
1,332	SCOR SE	55,022
74	Societe Fonciere Lyonnaise SA REIT	5,437
11,731	Societe Generale SA	321,519
102,786	Suez	1,616,426
97,444	Veolia Environnement SA	2,470,990
1,091	Vetoquinol SA	69,937
10	Vilmorin & Cie SA	510
72,084	Vinci SA	7,765,865
5,982	Vivendi SA	164,213

	Total France	44,839,371

	Germany — 1.5%
3,945	Allianz SE	919,734
78,430	Brenntag AG	3,796,394
15,557	CTS Eventim AG & Co. KGaA	876,845
158,790	Deutsche Telekom AG	2,664,899
7,753	Hannover Rueck SE	1,310,955
3,385	Hornbach Holding AG & Co. KGaA	191,897
3,290	McKesson Europe AG	93,973
26,054	Merck KGaA	2,935,560
2,787	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	721,313
34,339	RHOEN-KLINIKUM AG	769,318
45,178	Talanx AG*	1,952,391
18,732	Wuestenrot & Wuerttembergische AG	367,589

	Total Germany	16,600,868

	Hong Kong — 1.8%
679,919	AIA Group, Ltd.	6,422,431

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued
134,060	Champion REIT	86,701
254,500	CLP Holdings, Ltd.	2,673,428
1,834,000	Guangdong Investment, Ltd.	3,588,739
239,000	HK Electric Investments & HK Electric Investments, Ltd.	227,738
1,823,000	HKT Trust & HKT, Ltd.	2,892,839
191,915	Hong Kong & China Gas Co., Ltd.	374,067
16,000	Hong Kong Ferry Holdings Co., Ltd.	14,491
49,000	Kowloon Development Co., Ltd.	58,129
249,000	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	68,925
38,000	Liu Chong Hing Investment, Ltd.	50,315
12,000	Miramar Hotel & Investment	22,410
706,788	PCCW, Ltd.	396,697
360,000	Power Assets Holdings, Ltd.	2,417,787
361,000	Regal Real Estate Investment Trust REIT	82,429
507,000	Sunlight Real Estate Investment Trust REIT	338,888

	Total Hong Kong	19,716,014

	Ireland — 1.8%
23,337	Accenture Plc Class A	4,488,872
48,657	C&C Group Plc	220,140
5,340	ICON Plc, ADR*	786,796
109,749	Irish Residential Properties Plc REIT	205,556
18,500	Jazz Pharmaceuticals Plc*	2,370,590
44,306	Medtronic Plc	4,812,518
31,631	STERIS Plc	4,570,363
23,991	Total Produce Plc	36,617
13,800	Willis Towers Watson Plc	2,662,986

	Total Ireland	20,154,438

	Israel — 0.6%
228,765	Bank Hapoalim BM*	1,803,372
25,476	Bank Leumi Le-Israel BM	181,333
3,121	FIBI Holdings, Ltd.	100,298
14,841	First International Bank Of Israel, Ltd.*	395,256
331,092	Israel Discount Bank, Ltd. Class A	1,456,470
352,408	Isramco Negev 2, LP*	61,847
3,054	Mizrahi Tefahot Bank, Ltd.	75,915
1,508	Paz Oil Co., Ltd.	220,399
5,169	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	292,669
56,884	Strauss Group, Ltd.	1,782,228
1,613	Taro Pharmaceutical Industries, Ltd.	121,701

	Total Israel	6,491,488

	Italy — 0.2%
159,356	A2A SpA	292,561
41,143	Ascopiave SpA	173,810
19,709	Assicurazioni Generali SpA	382,035
6,018	Enel SpA	44,948

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Italy — continued
124,543	Terna Rete Elettrica Nazionale SpA	800,268

	Total Italy	1,693,622

	Japan — 4.7%
7,100	Aeon Hokkaido Corp.	49,337
22,200	Alpen Co., Ltd.‡	349,613
13,600	Aozora Bank, Ltd.‡	340,016
91,300	Astellas Pharma, Inc.	1,299,700
1,900	AT-Group Co., Ltd.	30,854
17,800	Chugoku Electric Power Co., Inc. (The)‡	228,769
146,242	DCM Holdings Co., Ltd.‡	1,434,342
15,400	DyDo Group Holdings, Inc.	627,685
489	Earth Corp.	25,066
56,231	EDION Corp.	542,669
1,900	Fujicco Co., Ltd.	34,264
41	Fukuoka REIT Corp. REIT	69,690
5,900	Hiroshima Bank, Ltd. (The)	29,152
37,400	Hokkaido Electric Power Co., Inc.‡	196,906
145	Industrial & Infrastructure Fund Investment Corp. REIT	208,226
4,900	J-Oil Mills, Inc.	185,889
113	Japan Logistics Fund, Inc. REIT	279,585
143,300	Japan Post Bank Co., Ltd.‡	1,388,250
221,100	Japan Post Holdings Co., Ltd.	2,035,573
84	Japan Rental Housing Investments, Inc. REIT	77,335
9,300	Japan Tobacco, Inc.	203,598
1,200	Kadoya Sesame Mills, Inc.	39,806
13,455	Kaken Pharmaceutical Co., Ltd.	623,729
17,700	Kato Sangyo Co., Ltd.	548,647
80,900	KDDI Corp.	2,114,666
600	KFC Holdings Japan, Ltd.	13,091
10,800	Kohnan Shoji Co., Ltd.	238,434
56,200	Komeri Co., Ltd.	1,134,660
82,500	KYORIN Holdings, Inc.	1,365,649
9,000	Kyushu Electric Power Co., Inc.	84,941
58,400	LIXIL VIVA Corp.	877,554
170,400	Marui Group Co., Ltd.‡	3,597,990
51,100	Matsumotokiyoshi Holdings Co., Ltd.	1,870,002
71,100	Medipal Holdings Corp.	1,582,851
600	MEIJI Holdings Co., Ltd.	43,747
13,600	Mitsubishi Shokuhin Co., Ltd.	340,393
45,800	Mitsubishi Tanabe Pharma Corp.	502,179
1,563,900	Mizuho Financial Group, Inc.	2,396,316
7,400	Mizuno Corp.	191,719
30,000	Mochida Pharmaceutical Co., Ltd.	1,146,426
27,400	MS&AD Insurance Group Holdings, Inc.	887,347
54,100	Nichi-iko Pharmaceutical Co., Ltd.	601,695
26,000	Nippon Flour Mills Co., Ltd.‡	406,329
6,201	Nippon Kanzai Co., Ltd.	107,123
44,700	Nippon Telegraph & Telephone Corp.	2,132,530

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
30,100	Nisshin Oillio Group, Ltd. (The)	944,150
115,800	NTT DOCOMO, Inc.	2,949,779
12,500	Ohsho Food Service Corp.	808,466
10,500	Okinawa Cellular Telephone Co.	344,414
23,250	Okinawa Electric Power Co., Inc. (The)	365,718
6,000	Sawai Pharmaceutical Co., Ltd.	309,785
2,774	Shiga Bank, Ltd. (The)‡	63,013
22,459	Showa Sangyo Co., Ltd.‡	636,936
104,600	Softbank Corp.‡	1,416,927
252,600	Sony Financial Holdings, Inc.	5,473,876
4,600	St. Marc Holdings Co., Ltd.	101,257
222	Star Asia Investment Corp. REIT‡	239,511
3,200	Sugi Holdings Co., Ltd.	173,213
25,500	Sumitomo Mitsui Financial Group, Inc.‡	871,825
11,100	Sumitomo Mitsui Trust Holdings, Inc.	400,144
11,700	Suzuken Co., Ltd.	627,897
61,600	Toho Holdings Co., Ltd.	1,425,506
145,600	Tokyo Electric Power Co. Holdings, Inc.*	712,675
15,600	Tsumura & Co.	417,155
43,000	Vital KSK Holdings, Inc.‡	416,572
10,658	Yamada Denki Co., Ltd.	51,577
5,800	Yellow Hat, Ltd.	85,437
7,600	Yokohama Reito Co., Ltd.‡	72,783
5,900	ZERIA Pharmaceutical Co., Ltd.‡	103,615

	Total Japan	51,496,574

	Liberia — 0.1%
10,898	Royal Caribbean Cruises, Ltd.	1,180,580

	Luxembourg — 0.3%
51,589	Atento SA*	143,417
577,290	B&M European Value Retail SA	2,699,030

	Total Luxembourg	2,842,447

	Netherlands — 1.1%
3,620	Accell Group	87,613
1,216	Amsterdam Commodities NV	26,328
2,441	ForFarmers NV	15,408
7,523	Heineken Holding NV	749,214
22,927	Koninklijke Ahold Delhaize NV	573,760
70,239	Koninklijke KPN NV	219,080
2,279	NN Group NV	80,848
38,900	QIAGEN NV*	1,282,533
8,301	Sligro Food Group NV	234,841
145,251	Unilever NV	8,733,147
3,839	Van Lanschot Kempen NV CVA	84,333

	Total Netherlands	12,087,105

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	New Zealand — 0.5%
253,622	Argosy Property, Ltd.	232,984
225,864	Contact Energy, Ltd.	1,209,503
26,891	Ebos Group, Ltd.	421,550
32,720	Fonterra Co-operative Group, Ltd.* ‡	71,810
115,729	Genesis Energy, Ltd.	248,182
69,101	Goodman Property Trust REIT	95,976
458,079	Infratil, Ltd.	1,413,213
49,518	Kiwi Property Group, Ltd. REIT	51,854
35,536	Mainfreight, Ltd.	889,086
142,620	Mercury NZ, Ltd.	448,044
34,447	Metlifecare, Ltd.	96,336
6,801	Trustpower, Ltd.	35,268
47,722	Vector, Ltd.	107,727
3,702	Warehouse Group, Ltd. (The)	5,803
63,531	Z Energy, Ltd.	223,088

	Total New Zealand	5,550,424

	Norway — 0.6%
55,028	DNB ASA	970,535
4,194	Olav Thon Eiendomsselskap ASA	66,654
242,987	Orkla ASA	2,213,264
11,184	SpareBank 1 SR-Bank ASA	122,045
135,738	Telenor ASA	2,727,175

	Total Norway	6,099,673

	Panama — 0.1%
16,909	Carnival Corp.	739,092
5,400	Copa Holdings SA Class A	533,250

	Total Panama	1,272,342

	Portugal — 0.0%
99,893	REN — Redes Energeticas Nacionais SGPS SA	278,792

	Puerto Rico — 0.2%
42,100	Popular, Inc.	2,276,768

	Singapore — 0.6%
95,300	AIMS APAC REIT	99,235
24,921	Best World International, Ltd.****	24,508
27,600	Fraser and Neave, Ltd.	34,727
202,200	Frasers Hospitality Trust REIT	104,543
3,300	Great Eastern Holdings, Ltd.	54,193
57,384	Hong Leong Finance, Ltd.	107,473
768,810	Keppel Infrastructure Trust	294,649
3,445,749	NetLink NBN Trust	2,217,598
263,100	Olam International, Ltd.	342,454
205,500	OUE, Ltd.	216,957
53,900	Oversea-Chinese Banking Corp., Ltd.	423,280

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Singapore — continued
1,686,183	Sheng Siong Group, Ltd.	1,353,434
475,819	SPH REIT	375,040
12,200	Straits Trading Co., Ltd.	18,262
33,000	United Industrial Corp., Ltd.	67,293
52,000	United Overseas Bank, Ltd.	964,871
49,400	Wilmar International, Ltd.	133,243

	Total Singapore	6,831,760

	Spain — 0.9%
30,146	Aena SME SA	5,521,348
1,020	Cia de Distribucion Integral Logista Holdings SA	19,883
11,071	Endesa SA	291,360
21,765	Faes Farma SA	111,166
81,257	Iberdrola SA	844,760
61,086	Viscofan SA	2,863,626

	Total Spain	9,652,143

	Sweden — 1.4%
7,441	AAK AB	144,436
91,216	Axfood AB	1,939,888
15,343	Bilia AB Class A	121,953
58,525	Cloetta AB Class B	168,215
20,648	Dios Fastigheter AB	180,394
63,665	ICA Gruppen AB	2,944,915
42,161	Nyfosa AB*	287,301
570,400	Svenska Handelsbanken AB Class A	5,347,708
60,312	Swedish Match AB	2,497,217
376,596	Telia Co. AB	1,687,991

	Total Sweden	15,320,018

	Switzerland — 3.5%
11,581	Allreal Holding AG*	2,227,584
2,058	Baloise Holding AG	369,022
1,348	Banque Cantonale de Geneve	266,991
228	Banque Cantonale Vaudoise	174,690
120	Barry Callebaut AG	247,666
136	Basellandschaftliche Kantonalbank	124,387
579	Basler Kantonalbank	41,459
980	Berner Kantonalbank AG	210,811
17,306	BKW AG	1,286,040
438	Emmi AG	357,551
282	Fenix Outdoor International AG	26,358
9	Graubuendner Kantonalbank	13,448
5,645	Helvetia Holding AG	779,538
588	Intershop Holding AG	317,838
180	Luzerner Kantonalbank AG	75,184
1,308	Mobimo Holding AG*	369,910
75,814	Nestle SA	8,232,603

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued
122,044	Novartis AG	10,591,875
244	Orior AG*	20,873
12,490	Roche Holding AG	3,638,089
789	St. Galler Kantonalbank AG	346,570
5,691	Swiss Life Holding AG	2,722,936
8,552	Swiss Prime Site AG*	837,490
5,472	Swisscom AG	2,701,565
3,202	Tamedia AG	315,977
603	Thurgauer Kantonalbank	65,915
2,797	Valiant Holding AG	278,255
4,621	Valora Holding AG*	1,253,553
79	Vaudoise Assurances Holding SA	43,257

	Total Switzerland	37,937,435

	United Kingdom — 4.9%
2,356	4imprint Group Plc	87,099
84,057	AG Barr Plc	599,748
13,603	Aon Plc	2,633,133
15,987	Atlantica Yield Plc	385,127
1,401,700	BAE Systems Plc	9,845,691
221,774	Britvic Plc	2,687,827
669,862	BT Group Plc	1,474,125
312,345	Central Asia Metals Plc	800,597
1,491	Craneware Plc	46,577
9,060	Cranswick Plc	329,133
61,686	Diageo Plc	2,533,601
23,388	EMIS Group Plc	292,821
25,069	Empiric Student Property Plc REIT	28,823
51,261	Ferguson Plc	3,754,760
164,038	GCP Student Living Plc REIT	345,666
10,016	Greggs Plc	257,963
271,383	Halfords Group Plc	569,192
287,835	Hansteen Holdings Plc REIT	327,742
182,726	HSBC Holdings Plc	1,406,432
10,996	Imperial Brands Plc	247,728
113,700	Inchcape Plc	884,810
682,032	Legal & General Group Plc	2,087,722
516,934	Marston’s Plc	786,717
333,978	National Express Group Plc	1,782,059
100,299	National Grid Plc	1,090,014
68,605	Paragon Banking Group Plc	407,830
19,059	PZ Cussons Plc	47,560
11,691	QinetiQ Group Plc	41,607
80,548	Reckitt Benckiser Group Plc	6,297,008
445,811	Rolls-Royce Holdings Plc*	4,353,229
25,890	Secure Income Plc REIT	144,207
19,013	Smith & Nephew Plc	458,988
16,896	SSP Group Plc	129,090
823	Target Healthcare REIT Plc REIT*	1,162

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
224,963	Tate & Lyle Plc	2,040,352
49,720	Telecom Plus Plc	753,620
278,234	Tritax Big Box Plc REIT	512,930
23,567	Unilever Plc	1,420,134
195,169	Vodafone Group Plc	389,621
814,768	Wm Morrison Supermarkets Plc	2,011,089

	Total United Kingdom	54,293,534

	United States — 53.6%
28,100	Abbott Laboratories	2,351,127
14,975	Adobe, Inc.*	4,136,844
53,283	AGNC Investment Corp. REIT	857,323
27,600	Akamai Technologies, Inc.*	2,522,088
3,085	Alleghany Corp.*	2,461,090
28,705	Allstate Corp. (The)	3,119,659
15,344	Alphabet, Inc. Class A*	18,737,172
1,400	Amazon.com, Inc.*	2,430,274
45,071	Amdocs, Ltd.	2,979,644
33,678	Ameren Corp.	2,695,924
29,913	American Electric Power Co., Inc.	2,802,549
23,257	American Express Co.	2,750,838
20,802	American Financial Group, Inc.	2,243,496
4,000	American National Insurance Co.	494,920
51,838	American Tower Corp. REIT	11,462,937
9,700	AmerisourceBergen Corp. Class A	798,601
46,670	AMETEK, Inc.	4,285,239
8,746	ANSYS, Inc.*	1,936,015
6,000	Anthem, Inc.	1,440,600
192	Apple Hospitality, Inc. REIT	3,183
62,156	Arthur J. Gallagher & Co.	5,567,313
3,000	Assurant, Inc.	377,460
169,888	AT&T, Inc.	6,428,562
8,131	Atmos Energy Corp.	926,040
23,000	Automatic Data Processing, Inc.	3,712,660
1,600	AutoZone, Inc.*	1,735,392
12,000	AvalonBay Communities, Inc. REIT	2,583,960
103,938	Avangrid, Inc.	5,430,760
75,749	Ball Corp.	5,515,285
100,539	Baxter International, Inc.	8,794,146
2,280	Becton Dickinson and Co.	576,749
3,972	Berkshire Hathaway, Inc. Class B*	826,255
1,900	Black Knight, Inc.*	116,014
1,525	Booking Holdings, Inc.*	2,992,980
16,300	Boston Properties, Inc. REIT	2,113,458
8,912	Bright Horizons Family Solutions, Inc.*	1,359,080
31,255	Bristol-Myers Squibb Co.	1,584,941
15,880	Broadridge Financial Solutions, Inc.	1,975,948
5,548	Brown & Brown, Inc.	200,061
106,397	BWX Technologies, Inc.‡	6,086,972

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued
1,600	Cable One, Inc.	2,007,520
27,935	Cadence Design Systems, Inc.*	1,845,945
21,400	Camden Property Trust REIT	2,375,614
7,200	Capital One Financial Corp.	655,056
8,300	Casey’s General Stores, Inc.	1,337,628
9,500	CBOE Holdings, Inc.	1,091,645
2,398	CenterPoint Energy, Inc.	72,372
4,200	Cerner Corp.	286,314
34,400	Charter Communications, Inc. Class A*	14,176,928
5,400	Chemed Corp.	2,254,878
29,100	Chevron Corp.	3,451,260
100	Chipotle Mexican Grill, Inc. Class A*	84,047
500	Church & Dwight Co., Inc.	37,620
25,600	Cigna Corp.*	3,885,824
10,000	Cinemark Holdings, Inc.	386,400
16,291	Cintas Corp.	4,367,617
16,600	Citrix Systems, Inc.	1,602,232
72,810	Clean Harbors, Inc.*	5,620,932
16,500	Clorox Co. (The)	2,505,855
300	CME Group, Inc.	63,402
27,983	CMS Energy Corp.	1,789,513
11,600	CNA Financial Corp.	571,300
41,900	Coca-Cola Co. (The)	2,281,036
8,592	Cognizant Technology Solutions Corp. Class A	517,797
42,300	Colgate-Palmolive Co.	3,109,473
188,300	Comcast Corp. Class A	8,488,564
5,100	ConocoPhillips	290,598
18,049	Consolidated Edison, Inc.	1,705,089
15,649	Cooper Cos., Inc. (The)	4,647,753
63,054	Copart, Inc.*	5,065,128
700	Costco Wholesale Corp.	201,677
67,100	CVS Health Corp.	4,231,997
39,828	Danaher Corp.	5,752,358
23,915	Darden Restaurants, Inc.	2,827,231
13,100	Delta Air Lines, Inc.	754,560
101,375	DENTSPLY SIRONA, Inc.	5,404,301
437	Domino’s Pizza, Inc.	106,886
14,800	Douglas Emmett, Inc. REIT	633,884
20,177	DTE Energy Co.	2,682,734
28,100	Dunkin’ Brands Group, Inc.	2,230,016
39,300	eBay, Inc.	1,531,914
13,300	EchoStar Corp. Class A*	526,946
1,400	Ecolab, Inc.	277,256
48,911	Edison International	3,688,868
31,767	Eli Lilly & Co.	3,552,504
36,100	Encompass Health Corp.	2,284,408
19,800	EPR Properties REIT	1,521,828
35,100	Equity Commonwealth REIT	1,202,175
17,766	Equity LifeStyle Properties, Inc. REIT	2,373,538

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued
21,600	Equity Residential REIT	1,863,216
8,567	Essex Property Trust, Inc. REIT	2,798,411
7,200	Estee Lauder Cos., Inc. (The) Class A	1,432,440
40,000	Evergy, Inc.	2,662,400
64,162	Exelon Corp.	3,099,666
13,300	Expedia Group, Inc.	1,787,653
33,300	Exxon Mobil Corp.	2,351,313
71,562	Facebook, Inc. Class A*	12,743,761
2,200	Fair Isaac Corp.*	667,744
56,857	Fidelity National Information Services, Inc.	7,548,335
36,483	First American Financial Corp.	2,152,862
2,800	First Citizens BancShares, Inc. Class A	1,320,340
37,818	FirstEnergy Corp.	1,823,962
60,800	Flowers Foods, Inc.	1,406,304
71,634	Fortive Corp.	4,911,227
12,100	General Dynamics Corp.	2,211,033
27,900	General Mills, Inc.	1,537,848
67,880	Globe Life, Inc.	6,500,189
1,700	Graham Holdings Co. Class B	1,127,865
59,300	H&R Block, Inc.‡	1,400,666
14,346	Hanover Insurance Group, Inc. (The)	1,944,457
2,900	Hartford Financial Services Group, Inc. (The)	175,769
33,300	Hawaiian Electric Industries, Inc.	1,518,813
59,609	HCA Healthcare, Inc.	7,178,116
1,200	Healthcare Trust of America, Inc. REIT Class A	35,256
21,426	Hershey Co. (The)	3,320,816
10,816	Highwoods Properties, Inc. REIT	486,071
21,286	Hill-Rom Holdings, Inc.	2,239,926
102,675	Hologic, Inc.*	5,184,061
10,764	Home Depot, Inc. (The)	2,497,463
18,843	Honeywell International, Inc.	3,188,236
34,800	Hormel Foods Corp.‡	1,521,804
7,926	Huntington Ingalls Industries, Inc.	1,678,648
11,700	IDACORP, Inc.	1,318,239
16,503	Ingredion, Inc.	1,348,955
20,300	Intel Corp.	1,046,059
81,200	Intercontinental Exchange, Inc.	7,492,324
27,984	International Business Machines Corp.	4,069,433
13,738	Intuit, Inc.	3,653,484
20,479	JM Smucker Co. (The)	2,253,100
45,390	Johnson & Johnson	5,872,558
15,538	Kellogg Co.	999,870
8,400	L3Harris Technologies, Inc.	1,752,576
12,200	Leidos Holdings, Inc.	1,047,736
12,300	Life Storage, Inc. REIT	1,296,543
9,675	Lockheed Martin Corp.	3,773,830
9,400	LogMeIn, Inc.	667,024
35,500	Macquarie Infrastructure Corp.	1,401,185
8,559	Mastercard, Inc. Class A	2,324,368

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued
3,459	McCormick & Co., Inc.	540,642
22,496	McDonald’s Corp.	4,830,116
15,900	McKesson Corp.	2,172,894
65,034	Merck & Co., Inc.	5,474,562
14,140	Mercury General Corp.	790,143
186,900	MFA Financial, Inc. REIT	1,375,584
90,079	Microsoft Corp.	12,523,683
20,925	Mid-America Apartment Communities, Inc. REIT	2,720,459
41,700	Mondelez International, Inc. Class A	2,306,844
5,792	Morningstar, Inc.	846,443
60,776	Motorola Solutions, Inc.	10,356,838
2,100	NewMarket Corp.	991,389
74,651	Newmont Goldcorp Corp.	2,830,766
13,670	NextEra Energy, Inc.	3,184,973
8,390	Northrop Grumman Corp.	3,144,488
1,000	NRG Energy, Inc.	39,600
100	NVR, Inc.*	371,735
13,200	Old Republic International Corp.	311,124
30,707	Omnicom Group, Inc.	2,404,358
74,714	Oracle Corp.	4,111,511
41,033	Packaging Corp. of America	4,353,601
16,700	Paychex, Inc.	1,382,259
68,200	People’s United Financial, Inc.	1,066,307
38,748	PepsiCo, Inc.	5,312,351
72,534	Pfizer, Inc.	2,606,147
75,500	Philip Morris International, Inc.	5,732,715
15,900	Phillips 66	1,628,160
25,300	Pinnacle West Capital Corp.	2,455,871
13,100	Post Holdings, Inc.*	1,386,504
17,109	Premier, Inc. Class A*	494,792
47,380	Procter & Gamble Co. (The)	5,893,124
39,983	Progressive Corp. (The)	3,088,687
21,630	Prologis, Inc. REIT	1,843,309
10,900	Public Storage REIT	2,673,443
11,181	Raytheon Co.	2,193,600
12,820	Reinsurance Group of America, Inc. Class A	2,049,662
35,904	Republic Services, Inc. Class A	3,107,491
19,900	Royal Gold, Inc.	2,451,879
21,100	S&P Global, Inc.	5,169,078
53,800	Sabre Corp.	1,204,851
31	Seaboard Corp.	135,625
72,763	Service Corp. International	3,478,799
50,363	Service Properties Trust REIT	1,298,862
900	Simon Property Group, Inc. REIT	140,085
50,500	Southern Co. (The)	3,119,385
6,485	Spirit AeroSystems Holdings, Inc. Class A	533,326
46,349	Starbucks Corp.	4,098,179
18,700	STORE Capital Corp. REIT	699,567
17,053	Stryker Corp.	3,688,564

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Shares	Description	Value ($)

	United States — continued
16,496	Sun Communities, Inc. REIT	2,448,831
21,372	Synopsys, Inc.*	2,933,307
38,647	Sysco Corp.	3,068,572
11,800	Target Corp.	1,261,538
110,720	TD Ameritrade Holding Corp.	5,170,624
100	Teledyne Technologies, Inc.*	32,199
27,000	TFS Financial Corp.‡	486,540
28,100	Thermo Fisher Scientific, Inc.	8,184,687
19,463	Travelers Cos., Inc. (The)	2,893,953
57,500	Two Harbors Investment Corp. REIT	754,975
32,579	Tyson Foods, Inc. Class A	2,806,355
36,664	UDR, Inc. REIT	1,777,471
34,687	UGI Corp.	1,743,715
8,000	United Airlines Holdings, Inc.*	707,280
34,902	UnitedHealth Group, Inc.	7,584,903
27,213	Universal Health Services, Inc. Class B	4,047,934
31,000	US Foods Holding Corp.*	1,274,100
11,700	Ventas, Inc. REIT	854,451
4,100	VeriSign, Inc.*	773,383
96,612	Verizon Communications, Inc.	5,831,500
42,236	Walmart, Inc.	5,012,568
30,985	Waste Management, Inc.	3,563,275
2,800	WEC Energy Group, Inc.	266,280
43,700	Wendy’s Co. (The)	873,126
6,700	Williams-Sonoma, Inc.‡	455,466
3,000	Woodward, Inc.	323,490
19,059	Xcel Energy, Inc.	1,236,738
61,965	Yum China Holdings, Inc.	2,815,070
27,071	Yum! Brands, Inc.	3,070,664
9,167	Zimmer Biomet Holdings, Inc.	1,258,354
3,300	Zoetis, Inc.	411,147

	Total United States	588,944,806

	TOTAL COMMON STOCKS (COST $888,440,180)	1,016,094,576

	PREFERRED STOCK — 0.0%

	Sweden — 0.0%
5,058	Akelius Residential Property AB, 5.76%	178,766

	TOTAL PREFERRED STOCK (COST $178,087)	178,766

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.6%

	Mutual Fund - Securities Lending Collateral — 0.4%
3,904,449	State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.88%## **	3,904,449

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

September 30, 2019 (Unaudited)

Par Value ($)		Description	Value ($)

		U.S. Government and Agency Obligations — 0.2%
2,200,000		United States Treasury Bill, 1.81%, due 03/05/20*** ‡‡	2,183,054

		TOTAL SHORT-TERM INVESTMENTS (COST $6,087,003)	6,087,503

		TOTAL INVESTMENTS — 93.1% (Cost $894,705,270)	1,022,360,845

		Other Assets and Liabilities (net) — 6.9%	75,794,840

		NET ASSETS — 100.0%	$1,098,155,685

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		CVA — Certificaten Van Aandelen

		REIT — Real Estate Investment Trust

	##	The rate disclosed is the 7 day net yield as of September 30, 2019.

	*	Non-income producing security

	**	Represents an investment of securities lending cash collateral.

	***	All or a portion of this security is pledged for open futures collateral.

	****	Security fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the security at period end is $24,508 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2019 was $35,226.

	‡	All or a portion of this security is out on loan.

	‡‡	Interest rate presented is yield to maturity.

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
18	Canadian Dollar	Dec 2019	$1,361,340	$(3,557)
115	MSCI EAFE Index	Dec 2019	10,915,800	(64,035)
137	S&P 500 E-mini Index	Dec 2019	20,402,725	(230,619)
9	S&P/TSX 60 Index	Dec 2019	1,354,215	164

				$(298,047)

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Insurance	9.6
Food	5.7
Pharmaceuticals	5.7
Electric	5.6
Telecommunications	5.5
Health Care — Products	5.3
Retail	4.7
REITS	4.6
Software	4.5
Internet	3.8
Aerospace & Defense	3.6
Banks	3.6
Health Care — Services	3.0
Media	2.7
Commercial Services	2.4
Diversified Financial Services	1.9
Beverages	1.8
Cosmetics & Personal Care	1.8
Environmental Control	1.7
Computers	1.5
Transportation	1.5
Engineering & Construction	1.3
Distribution & Wholesale	1.0
Gas	1.0
Mining	1.0
Agriculture	0.9
Packaging & Containers	0.9
Household Products & Wares	0.8
Electronics	0.7
Oil & Gas	0.7
Water	0.7
Machinery — Construction & Mining	0.6
Chemicals	0.4
Electrical Components & Equipment	0.4
Real Estate	0.4
Leisure Time	0.3
Advertising	0.2
Airlines	0.2
Shipbuilding	0.2
Auto Manufacturers	0.1
Savings & Loans	0.1
Semiconductors	0.1
Biotechnology	0.0	*
Energy-Alternate Sources	0.0	*
Entertainment	0.0	*
Holding Companies — Diversified	0.0	*
Home Builders	0.0	*
Investment Companies	0.0	*
Lodging	0.0	*
Private Equity	0.0	*
Short-Term Investments and Other Assets and Liabilities (net)	7.5

	100.0%

*	Amount rounds to zero.

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Assets and Liabilities

September 30, 2019 (Unaudited)

	Mercer US Large Cap Equity Fund	Mercer US Small/Mid Cap Equity Fund	Mercer Non-US Core Equity Fund	Mercer Core Fixed Income Fund
Assets
Investments, at value(a)	$335,817,210	$742,291,671	$2,354,491,353	$720,053,297
Foreign currency, at value(b)	—	46,416	5,430,921	—
Cash and cash equivalents	25,404,044	46,117,304	124,775,630	6,337,924
Receivable for investments sold	9,332,281	4,474,932	7,321,827	7,521,585
Dividend and interest receivable	434,269	645,051	6,994,584	4,317,261
Receivable for TBA securities sold	—	—	—	5,581,084
Foreign tax reclaims receivable	155,394	—	4,695,134	1,227
Receivable for Fund shares sold	—	3,000,000	—	—
Receivable for variation margin on open futures contracts	91,847	151,042	388,454	—
Unrealized appreciation on open forward foreign currency contracts	—	—	390,260	5,204
Prepaid expenses	7,367	14,642	44,880	14,675
Cash collateral held at broker on open futures contracts	50,000	—	—	—
Securities lending income receivable	1,100	25,426	23,599	2,427
Receivable for advisory fee waived	266,295	934,801	2,205,477	499,032

Total assets	371,559,807	797,701,285	2,506,762,119	744,333,716

Liabilities
Payable for Fund shares repurchased	13,040,472	9,778,892	25,736,474	6,422,729
Obligation to return securities lending collateral	2,154,542	9,951,786	28,117,174	4,091,940
Payable for investments purchased	361,984	4,039,405	4,131,773	8,171,555
TBA Sale Commitments, at value(c)	—	—	—	4,104,942
Payable for TBA and when-issued securities purchased	—	—	—	3,606,254
Payable for variation margin on open swap centrally cleared contracts	—	—	—	19,411
Payable for variation margin on open futures contracts	—	—	—	13,451
Payable for foreign capital gains tax	—	—	6,009	—
Interest payable on TBA securities	—	—	—	3,500
Unrealized depreciation on open forward foreign currency contracts	—	—	—	36
Payable to affiliate for:
Advisory fees	498,924	1,717,647	4,211,288	699,638
Trustees fees	6,895	13,278	39,399	11,930
Accrued expenses	49,364	72,934	138,004	67,072

Total liabilities	16,112,181	25,573,942	62,380,121	27,212,458

Net assets	$355,447,626	$772,127,343	$2,444,381,998	$717,121,258

Net assets consist of:
Paid-in capital	296,784,988	677,702,697	2,265,838,909	686,522,609
Distributable earnings	58,662,638	94,424,646	178,543,089	30,598,649

Net assets	$355,447,626	$772,127,343	$2,444,381,998	$717,121,258

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Assets and Liabilities (Continued)

September 30, 2019 (Unaudited)

	Mercer US Large Cap Equity Fund	Mercer US Small/Mid Cap Equity Fund	Mercer Non-US Core Equity Fund	Mercer Core Fixed Income Fund

Net assets attributable to:
Class Y-3	$355,447,626	$772,127,343	$2,444,381,998	$717,121,258

Shares outstanding:
Class Y-3	39,463,644	74,344,365	240,675,477	67,847,846

Net asset value per unit:
Class Y-3	$9.01	$10.39	$10.16	$10.57

(a) Investments, at cost	$316,348,516	$676,691,339	$2,199,431,939	$702,575,609

(b) Foreign currency, at cost	$—	$46,699	$5,445,438	$—

(c) Proceeds for TBA Sale Commitments	$—	$—	$—	$4,105,039

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Assets and Liabilities (Continued)

September 30, 2019 (Unaudited)

	Mercer Opportunistic Fixed Income Fund	Mercer Emerging Markets Equity Fund	Mercer Global Low Volatility Equity Fund
Assets
Investments, at value(a)	$818,689,934	$930,215,145	$1,022,360,845
Foreign currency, at value(b)	11,067,158	1,153,508	641,339
Cash and cash equivalents	19,632,260	58,861,750	96,912,920
Dividend and interest receivable	9,313,204	2,228,574	1,884,337
Unrealized appreciation on open forward foreign currency contracts	4,755,276	—	—
Receivable for investments sold	2,034,167	620,611	—
Cash collateral held at broker on open centrally cleared swap contracts	1,830,806	—	—
Cash collateral held at broker on open forward foreign currency contracts, open OTC options, and open OTC swaps contracts	1,779,000	—	—
Cash collateral held at broker on open futures contracts	1,527,187	—	—
Foreign tax reclaims receivable	82,353	89,962	1,079,688
OTC - Swap contracts, at value (up-front net premiums paid of $1,138,254, $-, and $-, respectively)	986,438	—	—
Receivable for variation margin on open futures contracts	247,040	223,949	138,599
Prepaid expenses	15,938	19,317	20,522
Receivable for Fund shares sold	15,828	23,780	—
Securities lending income receivable	1,693	11,484	5,577
Receivable for advisory fee waived	1,013,154	937,128	1,400,045

Total assets	872,991,436	994,385,208	1,124,443,872

Liabilities
Payable for Fund shares repurchased	10,787,362	13,297,366	20,045,377
Obligation to return securities lending collateral	11,009,922	5,144,730	3,904,449
Payable for investments purchased	8,387,991	1,270,971	190,618
Unrealized depreciation on open forward foreign currency contracts	4,936,316	—	—
OTC - Swap contracts, at value (up-front net premiums received of $1,061,166, $-, and $-, respectively)	1,792,688	—	—
Payable for TBA and when-issued securities purchased	840,000	—	—
Cash collateral due to broker on open forward foreign currency contracts, open OTC options, and open OTC swaps contracts	609,000	—	—
Payable for foreign capital gains tax	240,422	19,921	—
Written options, at value(c)	104,935	—	—
Payable for variation margin on open centrally cleared swap contracts	77,428	—	—
Variation margin payable on open futures contracts	2,999	—	—
Unrealized loss on unfunded loan commitments	755	—	—
Payable to affiliate for:
Advisory fees	1,656,536	1,967,714	2,032,115
Trustees fees	14,321	18,475	18,513
Accrued expenses	127,656	197,574	97,115

Total liabilities	40,588,331	21,916,751	26,288,187

Net assets	$832,403,105	$972,468,457	$1,098,155,685

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Assets and Liabilities (Continued)

September 30, 2019 (Unaudited)

	Mercer Opportunistic Fixed Income Fund	Mercer Emerging Markets Equity Fund	Mercer Global Low Volatility Equity Fund
Net assets consist of:
Paid-in capital	$848,081,332	$1,023,639,014	$863,799,674
Distributable earnings (Accumulated loss)	(15,678,227)	(51,170,557)	234,356,011

Net assets	$832,403,105	$972,468,457	$1,098,155,685

Net assets attributable to:
Class Y-3	$832,403,105	$972,468,457	$1,098,155,685

Shares outstanding:
Class Y-3	89,027,918	110,563,917	78,340,770

Net asset value per unit:
Class Y-3	$9.35	$8.80	$14.02

(a) Investments, at cost	$813,456,367	$961,650,391	$894,705,270

(b) Foreign currency, at cost	$11,128,679	$1,158,747	$642,623

(c) Premiums on written options	$186,170	$—	$—

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Operations

For the Six Months Ended September 30, 2019 (Unaudited)

	Mercer US Large Cap Equity Fund	Mercer US Small/Mid Cap Equity Fund	Mercer Non-US Core Equity Fund	Mercer Core Fixed Income Fund
Investment Income:
Dividends	$3,366,245	$5,478,091	$48,260,847	$—
Interest	135,456	292,133	788,751	11,691,107
Securities lending income	6,594	104,016	438,877	15,869
Withholding taxes	(28,665)	(14,035)	(4,684,058)	776
Other income	—	—	3,996	1,386

Total investment income	3,479,630	5,860,205	44,808,413	11,709,138

Expenses:
Advisory fees	1,014,171	3,494,444	8,183,412	1,281,748
Custodian and fund accounting fees	62,495	96,633	297,894	99,721
Audit fees	31,962	35,316	62,714	46,801
Transfer agent fees	11,660	12,012	12,202	12,338
Legal fees	48,278	94,877	259,008	86,821
Trustees fees	16,238	32,248	92,837	27,733
Registration fees	13,776	14,041	14,814	13,918
Miscellaneous	23,934	41,234	103,017	37,035

Total expenses	1,222,514	3,820,805	9,025,898	1,606,115
Advisory fee waiver	(546,869)	(1,904,307)	(4,320,384)	(921,559)

Net expenses	675,645	1,916,498	4,705,514	684,556

Net investment income	2,803,985	3,943,707	40,102,899	11,024,582

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	27,734,803	27,242,992	(3,406,960)	9,087,504
Purchased option contracts	—	—	—	(121,984)
Swap contracts	—	—	—	(74,203)
Closed futures contracts	1,204,470	1,433,687	3,628,411	3,933,255
Written option contracts	—	—	—	52,538
Forward foreign currency contracts	—	—	(547,439)	—
Foreign currency related transactions	353	(906)	(358,043)	(2,931)

Net realized gain (loss) on investment transactions	28,939,626	28,675,773	(684,031)	12,874,179

Change in net unrealized appreciation (depreciation) on:
Investments	(13,656,461)	(10,273,520)	29,465,228	21,395,040
Purchased option contracts	—	—	—	(1,489)
TBA Sale Commitments	—	—	—	97
Swap contracts	—	—	—	(1,917,868)
Open futures contracts	(359,762)	(1,150,209)	(2,135,921)	(1,047,807)
Written option contracts	—	—	—	133
Forward foreign currency contracts	—	—	348,173	5,168
Foreign currency related translations	(312)	849	(5,168)	(814)

Change in net unrealized appreciation (depreciation)	(14,016,535)	(11,422,880)	27,672,312	18,432,460

Net realized and unrealized gain (loss)	14,923,091	17,252,893	26,988,281	31,306,639

Net increase (decrease) in net assets resulting from operations	$17,727,076	$21,196,600	$67,091,180	$42,331,221

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Operations (Continued)

For the Six Months Ended September 30, 2019 (Unaudited)

	Mercer Opportunistic Fixed Income Fund	Mercer Emerging Markets Equity Fund	Mercer Global Low Volatility Equity Fund
Investment Income:
Dividends	$14,105	$20,703,642	$12,823,935
Interest	22,403,345	425,030	508,329
Securities lending income	21,345	61,295	116,243
Withholding taxes	(100,227)	(2,182,666)	(718,625)
Other income	8,767	150	—

Total investment income	22,347,335	19,007,451	12,729,882

Expenses:
Advisory fees	3,268,646	3,923,979	3,858,222
Custodian and fund accounting fees	240,314	325,968	133,705
Audit fees	44,433	75,827	38,123
Transfer agent fees	11,872	12,188	11,841
Legal fees	87,371	119,471	118,280
Trustees fees	33,352	42,146	41,820
Registration fees	14,721	14,901	14,851
Miscellaneous	41,784	52,222	47,136

Total expenses	3,742,493	4,566,702	4,263,978
Advisory fee waiver	(2,004,673)	(1,831,518)	(2,656,725)

Net expenses	1,737,820	2,735,184	1,607,253

Net investment income	20,609,515	16,272,267	11,122,629

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,732,763	(15,704,641)	14,004,522
Purchased option contracts	(3,876,827)	—	—
Swap contracts	(4,092,860)	—	—
Closed futures contracts	(76,183)	(1,494,217)	2,791,128
Written option contracts	858,872	—	—
Forward foreign currency contracts	2,783,312	5,082,506	—
Foreign currency related transactions	(729,031)	(986,725)	(53,688)

Net realized gain (loss)	(2,399,954)	(13,103,077)	16,741,962

Change in net unrealized appreciation (depreciation) on:
Investments	6,863,029	(29,540,666)	39,662,848
Purchased option contracts	844,775	—	—
Unfunded loan commitments	(755)	—	—
Swap contracts	(2,902,956)	—	—
Open futures contracts	604,577	(1,596,487)	(923,420)
Written option contracts	64,410	—	—
Forward foreign currency contracts	281,278	(1,680,667)	—
Foreign currency related translations	(99,800)	1,273,787	(1,672)

Change in net unrealized appreciation (depreciation)	5,654,558	(31,544,033)	38,737,756

Net realized and unrealized gain (loss)	3,254,604	(44,647,110)	55,479,718

Net increase (decrease) in net assets resulting from operations	$23,864,119	$(28,374,843)	$66,602,347

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Changes in Net Assets

	Mercer US Large Cap Equity Fund		Mercer US Small/Mid Cap Equity Fund
	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,803,985	$5,213,284	$3,943,707	$3,892,208
Net realized gain (loss)	28,939,626	47,513,142	28,675,773	62,431,825
Change in net unrealized appreciation (depreciation)	(14,016,535)	(30,975,394)	(11,422,880)	(62,063,801)

Net increase in net assets resulting from operations	17,727,076	21,751,032	21,196,600	4,260,232

Distributions to shareholders (See Note 2):
Class Y-3	—	(97,267,079)	—	(134,114,544)

Total distributions	—	(97,267,079)	—	(134,114,544)

Net share transactions (See Note 7):
Class Y-3	(51,694,348)	(47,626,675)	(43,472,499)	16,313,503

Increase (decrease) in net assets resulting from net shares transactions	(51,694,348)	(47,626,675)	(43,472,499)	16,313,503

Net decrease in net assets	(33,967,272)	(123,142,722)	(22,275,899)	(113,540,809)

Net assets:
Beginning of period	389,414,898	512,557,620	794,403,242	907,944,051

End of period	$355,447,626	$389,414,898	$772,127,343	$794,403,242

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Changes in Net Assets (Continued)

	Mercer Non-US Core Equity Fund		Mercer Core Fixed Income Fund
	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (decrease) in Net Assets:
Operations:
Net investment income (loss)	$40,102,899	$42,519,505	$11,024,582	$23,742,544
Net realized gain (loss)	(684,031)	9,788,714	12,874,179	(5,991,553)
Change in net unrealized appreciation (depreciation)	27,672,312	(130,631,774)	18,432,460	9,744,840

Net increase (decrease) in net assets resulting from operations	67,091,180	(78,323,555)	42,331,221	27,495,831

Distributions to shareholders (See Note 2):
Class Y-3	—	(218,880,784)	—	(24,784,732)

Total distributions	—	(218,880,784)	—	(24,784,732)

Net share transactions (See Note 7):
Class Y-3	221,705,972	293,490,399	126,189,561	(312,057,324)

Increase (decrease) in net assets resulting from net shares transactions	221,705,972	293,490,399	126,189,561	(312,057,324)

Net increase (decrease) in net assets	288,797,152	(3,713,940)	168,520,782	(309,346,225)

Net assets:
Beginning of period	2,155,584,846	2,159,298,786	548,600,476	857,946,701

End of period	$2,444,381,998	$2,155,584,846	$717,121,258	$548,600,476

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Changes in Net Assets (Continued)

	Mercer Opportunistic Fixed Income Fund		Mercer Emerging Markets Equity Fund
	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (decrease) in Net Assets:
Operations:
Net investment income (loss)	$20,609,515	$32,074,667	$16,272,267	$17,267,289
Net realized gain (loss)	(2,399,954)	(53,999,195)	(13,103,077)	(30,343,811)
Change in net unrealized appreciation (depreciation)	5,654,558	(7,693,259)	(31,544,033)	(105,526,011)

Net increase (decrease) in net assets resulting from operations	23,864,119	(29,617,787)	(28,374,843)	(118,602,533)

Distributions to shareholders (See Note 2):
Class Y-3	—	(15,919,968)	—	(142,768,325)

Total distributions	—	(15,919,968)	—	(142,768,325)

Net share transactions (See Note 7):
Class Y-3	(4,041,478)	210,895,795	(17,803,871)	163,890,739

Increase (decrease) in net assets resulting from net shares transactions	(4,041,478)	210,895,795	(17,803,871)	163,890,739

Net increase (decrease) in net assets	19,822,641	165,358,040	(46,178,714)	(97,480,119)

Net assets:
Beginning of period	812,580,464	647,222,424	1,018,647,171	1,116,127,290

End of period	$832,403,105	$812,580,464	$972,468,457	$1,018,647,171

See accompanying Notes to the Financial Statements.

Mercer Funds

Statements of Changes in Net Assets (Continued)

	Mercer Global Low Volatility Equity Fund
	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (decrease) in Net Assets:
Operations:
Net investment income (loss)	$11,122,629	$13,559,973
Net realized gain (loss)	16,741,962	66,005,792
Change in net unrealized appreciation (depreciation)	38,737,756	(15,468,216)

Net increase in net assets resulting from operations	66,602,347	64,097,549

Net share transactions (See Note 7):
Class Y-3	75,675,583	(28,829,907)

Increase (decrease) in net assets resulting from net shares transactions	75,675,583	(28,829,907)

Net increase in net assets	142,277,930	35,267,642

Net assets:
Beginning of period	955,877,755	920,610,113

End of period	$1,098,155,685	$955,877,755

See accompanying Notes to the Financial Statements.

Mercer US Large Cap Equity Fund

Financial Highlights

	Period Ended 9/30/2019 (Unaudited)		Year Ended 3/31/2019	Year Ended 3/31/2018	Year Ended 3/31/2017		Year Ended 3/31/2016		Year Ended 3/31/2015
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$8.58		$10.85	$10.61	$9.34		$11.11		$13.16

Net investment income†	0.07		0.12	0.14	0.11	(a)	0.04		0.05
Net realized and unrealized gain (loss) on investments	0.36		0.18	1.68	1.54		(0.43)		1.63

Total from investment operations	0.43		0.30	1.82	1.65		(0.39)		1.68

Less dividends and distributions:
From net investment income	—		(0.14)	(0.16)	(0.08)		(0.05)		(0.04)
From net realized gain on investments	—		(2.43)	(1.42)	(0.30)		(1.33)		(3.69)

Total dividends and distributions	—		(2.57)	(1.58)	(0.38)		(1.38)		(3.73)

Net asset value, end of period	$9.01		$8.58	$10.85	$10.61		$9.34		$11.11

Total investment return	5.01	%**(b)	4.81%	17.26%	17.74%		(4.09)%		13.63	%(b)

Ratios/Supplemental Data:
Net investment income to average net assets	1.47	%*	1.21%	1.28%	1.14	%(a)	0.33%		0.37%
Net expenses to average daily net assets	0.35	%*	0.63%	0.60%	0.61	%(c)	0.63	%(d)	0.60	%(d)
Total expenses (before reductions and reimbursements) to average daily net assets	0.64	%*	0.63%	0.60%	0.61%		0.63	%(d)	0.63	%(d)
Portfolio turnover rate	70	%**	74%	64%	84%		66%		118%
Net assets at end of period (in 000’s)	$355,448		$389,415	$512,558	$601,059		$301,260		$362,698

(a)

Includes a non-recurring refund for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.

(b)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(c)	Includes a repayment to the Advisor, referenced above, for prior years’ reimbursement of expenses. The amount is less than 0.01% of average net assets.
(d)	Includes interest expense that amounts to less than 0.01%.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund

Financial Highlights (Continued)

	Period Ended 9/30/2019 (Unaudited)		Year Ended 3/31/2019	Year Ended 3/31/2018	Year Ended 3/31/2017		Year Ended 3/31/2016		Year Ended 3/31/2015
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$10.13		$12.29	$12.12	$10.30		$12.23		$12.44

Net investment income (loss)†	0.05		0.05	0.04	0.04	(a)	(0.02)		(0.03)
Net realized and unrealized gain (loss) on investments	0.21		(0.23)	1.46	2.13		(1.28)		1.32

Total from investment operations	0.26		(0.18)	1.50	2.17		(1.30)		1.29

Less dividends and distributions:
From net investment income	—		(0.05)	(0.06)	(0.08)		—		—
From net realized gain on investments	—		(1.93)	(1.27)	(0.27)		(0.63)		(1.50)

Total dividends and distributions	—		(1.98)	(1.33)	(0.35)		(0.63)		(1.50)

Net asset value, end of period	$10.39		$10.13	$12.29	$12.12		$10.30		$12.23

Total investment return	2.57	%**(b)	0.19%	12.64%	21.24%		(10.78)%		11.11	%(b)

Ratios/Supplemental Data:
Net investment income to average net assets	1.01	%*	0.47%	0.31%	0.40	%(a)	(0.18)%		(0.25)%
Net expenses to average daily net assets	0.49	%*	0.98%	0.95%	0.97	%(c)	0.98	%(d)	0.98	%(d)
Total expenses (before reductions and reimbursements) to average daily net assets	0.98	%*	0.98%	0.95%	0.97%		0.98	%(d)	0.99	%(d)
Portfolio turnover rate	39	%**	47%	49%	106%		68%		75%
Net assets at end of period (in 000’s)	$772,127		$794,403	$907,944	$972,456		$427,426		$470,893

(a)

Includes a non-recurring refund for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.

(b)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(c)	Includes a repayment to the Advisor, referenced above, for prior years’ reimbursement of expenses. The amount is less than 0.01% of average net assets.
(d)	Includes interest expense that amounts to less than 0.01%.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

Financial Highlights (Continued)

	Period Ended 9/30/2019 (Unaudited)		Year Ended 3/31/2019	Year Ended 3/31/2018	Year Ended 3/31/2017		Year Ended 3/31/2016		Year Ended 3/31/2015
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$9.87		$11.51	$10.44	$9.61		$10.64		$11.92

Net investment income†	0.17		0.22	0.19	0.18	(a)	0.16		0.19
Net realized and unrealized gain (loss) on investments	0.12		(0.76)	1.75	0.83		(0.76)		(0.22)

Total from investment operations	0.29		(0.54)	1.94	1.01		(0.60)		(0.03)

Less dividends and distributions:
From net investment income	—		(0.20)	(0.23)	(0.18)		(0.17)		(0.27)
From net realized gain on investments	—		(0.90)	(0.64)	—		(0.26)		(0.98)

Total dividends and distributions	—		(1.10)	(0.87)	(0.18)		(0.43)		(1.25)

Net asset value, end of period	$10.16		$9.87	$11.51	$10.44		$9.61		$10.64

Total investment return	2.94	%**(b)	(4.00)%	18.80%	10.62%		(5.64)%		0.19	%(b)

Ratios/Supplemental Data:
Net investment income to average net assets	3.47	%*	2.03%	1.64%	1.81	%(a)	1.60%		1.72%
Net expenses to average daily net assets	0.41	%*	0.79%	0.79%	0.82	%(c)(d)	0.83	%(c)	0.84	%(c)
Total expenses (before reductions and reimbursements) to average daily net assets	0.78	%*	0.79%	0.79%	0.81	%(c)	0.83	%(c)	0.84	%(c)
Portfolio turnover rate	28	%**	81%	81%	81%		109%		101%
Net assets at end of period (in 000’s)	$2,444,382		$2,155,585	$2,159,299	$2,271,104		$1,941,634		$2,072,981

(a)

Includes a non-recurring refund for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.

(b)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(c)	Includes interest expense that amounts to less than 0.01%.
(d)	Includes a repayment to the Advisor, referenced above, for prior years’ reimbursement of expenses. The amount is 0.01% of average net assets.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund

Financial Highlights (Continued)

	Period Ended 9/30/2019 (Unaudited)		Year Ended 3/31/2019		Year Ended 3/31/2018		Year Ended 3/31/2017		Year Ended 3/31/2016	Year Ended 3/31/2015
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$10.00		$9.90		$9.96		$10.15		$10.43	$10.42

Net investment income†	0.15		0.31		0.27		0.25	(a)	0.29	0.28
Net realized and unrealized gain (loss) on investments	0.42		0.11		(0.09)		(0.09)		(0.17)	0.28

Total from investment operations	0.57		0.42		0.18		0.16		0.12	0.56

Less dividends and distributions:
From net investment income	—		(0.32)		(0.24)		(0.25)		(0.30)	(0.33)
From net realized gain on investments	—		—		—		(0.10)		(0.10)	(0.22)

Total dividends and distributions	—		(0.32)		(0.24)		(0.35)		(0.40)	(0.55)

Net asset value, end of period	$10.57		$10.00		$9.90		$9.96		$10.15	$10.43

Total investment return	5.70	%**(b)	4.37%		1.80%		1.58%		1.26%	5.43	%(b)

Ratios/Supplemental Data:
Net investment income to average net assets	3.00	%*	3.17%		2.71%		2.43	%(a)	2.80%	2.66%
Net expenses to average daily net assets	0.19	%*	0.43%		0.43%		0.43	%(c)(d)	0.42%	0.40%
Total expenses (before reductions and reimbursements) to average daily net assets	0.44	%*	0.43%		0.43%		0.43	%(c)	0.42%	0.42%
Portfolio turnover rate	81	%**(e)	80	%(e)	113	%(e)	151%		88%	192%
Net assets at end of period (in 000’s)	$717,121		$548,600		$857,947		$765,603		$783,875	$892,649

(a)

Includes a non-recurring refund for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.

(b)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(c)	Includes interest expense that amounts to less than 0.01%.
(d)	Includes a repayment to the Advisor, referenced above, for prior years’ reimbursement of expenses. The amount is less than 0.01% of average net assets.
(e)

Includes TBA transactions; excluding these transactions the portfolio turnover rate would have been 73% for the period ended September 30, 2019, 74% and 81% for the years ended March 31, 2019 and March 31, 2018, respectively.

†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund

Financial Highlights (Continued)

	Period Ended 9/30/2019 (Unaudited)		Year Ended 3/31/2019		Year Ended 3/31/2018		Year Ended 3/31/2017		Year Ended 3/31/2016		Year Ended 3/31/2015
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$9.08		$9.80		$9.31		$8.44		$9.13		$10.43

Net investment income†	0.23		0.43		0.53		0.51	(a)	0.54		0.56
Net realized and unrealized gain (loss) on investments	0.04		(0.94)		0.33		0.36		(1.12)		(1.32)

Total from investment operations	0.27		(0.51)		0.86		0.87		(0.58)		(0.76)

Less dividends and distributions:
From net investment income	—		(0.21)		(0.37)		—		(0.07)		(0.47)
From net realized gain on investments	—		—		—		—		(0.04)		(0.07)

Total dividends and distributions	—		(0.21)		(0.37)		—		(0.11)		(0.54)

Net asset value, end of period	$9.35		$9.08		$9.80		$9.31		$8.44		$9.13

Total investment return	2.97	%**(b)	(5.15)%		9.42%		10.31	%(b)	(6.25	)%(b)	(7.36	)%(b)

Ratios/Supplemental Data:
Ratios to average net assets:
Net investment income to average net assets	5.03	%*	4.74%		5.49%		5.75	%(a)	6.28%		5.55%
Net expenses to average daily net assets	0.42	%*	0.92	%(c)	0.92	%(c)	0.94	%(c)(d)	0.90	%(c)	0.90	%(c)
Total expenses (before reductions and reimbursements) to average daily net assets	0.91	%*	0.92	%(c)	0.92	%(c)	0.94	%(c)	0.95	%(c)	0.97	%(c)
Portfolio turnover rate	80	%**(e)	243	%(e)	72%		55%		53%		58%
Net assets at end of period (in 000’s)	$832,403		$812,580		$647,222		$558,859		$414,262		$395,939

(a)

Includes a non-recurring refund for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.

(b)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(c)	Includes interest expense that amounts to less than 0.01%.
(d)	Includes a repayment to the Advisor, referenced above, for prior years’ reimbursement of expenses. The amount is less than 0.01% of average net assets.
(e)

Includes TBA transactions; excluding these transactions the portfolio turnover rate would have been 79% for the period ended September 30, 2019 and 218% for the year ended March 31, 2019, respectively.

†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund

Financial Highlights (Continued)

	Period Ended 9/30/2019 (Unaudited)		Year Ended 3/31/2019		Year Ended 3/31/2018		Year Ended 3/31/2017		Year Ended 3/31/2016		Year Ended 3/31/2015
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$9.05		$11.75		$9.77		$8.59		$9.88		$9.99

Net investment income†	0.15		0.17		0.18		0.14	(a)	0.16		0.17
Net realized and unrealized gain (loss) on investments	(0.40)		(1.48)		2.05		1.22		(1.36)		(0.09)

Total from investment operations	(0.25)		(1.31)		2.23		1.36		(1.20)		0.08

Less dividends and distributions:
From net investment income	—		(0.01)		(0.25)		(0.18)		(0.09)		(0.19)
From net realized gain on investments	—		(1.38)		—		—		—		—

Total dividends and distributions	—		(1.39)		(0.25)		(0.18)		(0.09)		(0.19)

Net asset value, end of period	$8.80		$9.05		$11.75		$9.77		$8.59		$9.88

Total investment return	(2.76	)%**(b)	(10.20)%		22.92%		16.14%		(12.06)%		0.81	%(b)

Ratios/Supplemental Data:
Net investment income to average net assets	3.29	%*	1.66%		1.62%		1.52	%(a)	1.79%		1.66%
Net expenses to average daily net assets	0.55	%*	0.92	%(c)	0.95	%(c)	1.00	%(c)(d)	1.00	%(c)	0.98	%(c)
Total expenses (before reductions and reimbursements) to average daily net assets	0.92	%*	0.92	%(c)	0.95	%(c)	0.99	%(c)	1.00	%(c)	1.00	%(c)
Portfolio turnover rate	67	%**	57%		93%		89%		66%		46%
Net assets at end of period (in 000’s)	$972,468		$1,018,647		$1,116,127		$1,481,990		$1,150,136		$1,087,355

(a)

Includes a non-recurring refund for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.

(b)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(c)	Includes interest expense that amounts to less than 0.01%.
(d)	Includes a repayment to the Advisor, referenced above, for prior years’ reimbursement of expenses. The amount is 0.01% of average net assets.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.

Mercer Global Low Volatility Equity Fund

Financial Highlights (Continued)

	Period Ended 9/30/2019 (Unaudited)		Year Ended 3/31/2019	Year Ended 3/31/2018		Year Ended 3/31/2017		Year Ended 3/31/2016		Year Ended 3/31/2015
For a Class Y-3 Share Outstanding Throughout Each Period:

Net asset value at beginning of period	$13.13		$12.28	$12.62		$11.81		$12.11		$12.27

Net investment income†	0.15		0.18	0.18		0.16	(a)	0.15		0.15
Net realized and unrealized gain on investments	0.74		0.67	1.39		1.11		0.33		0.54

Total from investment operations	0.89		0.85	1.57		1.27		0.48		0.69

Less dividends and distributions:
From net investment income	—		—	(0.18)		(0.14)		(0.14)		(0.19)
From net realized gain on investments	—		—	(1.73)		(0.32)		(0.64)		(0.66)

Total dividends and distributions	—		—	(1.91)		(0.46)		(0.78)		(0.85)

Net asset value, end of period	$14.02		$13.13	$12.28		$12.62		$11.81		$12.11

Total investment return	6.78	%**(b)	6.92%	12.47%		11.02%		4.13%		5.80	%(b)

Ratios/Supplemental Data:
Net investment income to average net assets	2.14	%*	1.40%	1.35%		1.34	%(a)	1.23%		1.25%
Net expenses to average daily net assets	0.31	%*	0.83%	0.80	%(c)	0.81	%(c)	0.82	%(c)	0.85	%(c)
Total expenses (before reductions and reimbursements) to average daily net assets	0.82	%*	0.83%	0.80	%(c)	0.81	%(c)	0.82	%(c)	0.84	%(c)
Portfolio turnover rate	20	%**	80%	36%		55%		31%		84%
Net assets at end of period (in 000’s)	$1,098,156		$955,878	$920,610		$1,249,860		$952,386		$819,052

(a)

Includes a non-recurring refund for overbilling of prior years’ custody fees, a portion of which was paid to the Advisor for prior years’ reimbursement of expenses. This amounted to less than $0.01 per share and less than 0.01% of average net assets.

(b)	The total return would have been lower had certain expenses not been reduced or reimbursed during the periods shown.
(c)	Includes interest expense that amounts to less than 0.01%.
†	Computed using average shares outstanding throughout the period.
*	Annualized
**	Not annualized

See accompanying Notes to the Financial Statements.

Mercer Funds

Notes to the Financial Statements

September 30, 2019 (Unaudited)

1.	Organization

Mercer Funds (the “Trust”) consists of the following seven series: Mercer US Large Cap Equity Fund (“Large Cap”), Mercer US Small/Mid Cap Equity Fund (“Small/Mid Cap”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”), Mercer Emerging Markets Equity Fund (“Emerging Markets”) and Mercer Global Low Volatility Equity Fund (“Global Low Volatility”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). Mercer Investments LLC (formerly known as Mercer Investment Management, Inc.) (the “Advisor”), a Delaware limited liability company, serves as the investment advisor to the Funds. The Advisor manages each Fund using a “manager of managers” approach by selecting one or more subadvisors (each a “Subadvisor,” and collectively referred to as the “Subadvisors”) to manage each Fund’s assets. The Funds are open-end investment companies and accordingly follow the open-end investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946: Financial Services — Investment Companies.

Under the 1940 Act, each Fund is classified as diversified.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap	Long-term total return, which includes capital appreciation and income
Small/Mid Cap	Long-term total return, comprised primarily of capital appreciation
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Fixed	Total return, consisting of both current income and capital appreciation
Opportunistic Fixed	Long-term total return, which includes capital appreciation and income
Emerging Markets	Long-term total return, which includes capital appreciation and income
Global Low Volatility	Long-term total return, which includes capital appreciation and income

Each Fund has registered and is authorized to offer interests in four classes of shares: Adviser Class (formerly Class S), Class I (formerly Class Y-1), Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes.

2.	Significant Accounting Policies

The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 “Premium Amortization of Callable Debt Securities”, which amends the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with explicit non-contingent call features to the earliest call date. In accordance with the transition provisions of the

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal year ended March 31, 2020. The cost basis of securities at March 31, 2019 has been adjusted to $547,023,497 and $781,385,662 for Core Fixed and Opportunistic Fixed, respectively, with no adjustment necessary for the remaining Funds. This change in accounting policy has been made to comply with the newly issued accounting standard and had no material impact on total accumulated earnings (loss) or the net asset value of the Funds’ financial statements.

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a)  Security Valuation

Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities and exchange-traded funds listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Subadvisor as the primary market for such securities. Securities traded in the over-the-counter (“OTC”) market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price; other OTC securities are valued at the last bid price available prior to valuation (other than short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board of Trustees of the Trust (the “Board”) has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

Certain fixed-income securities may be valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Board. Each Fund values its investments for which market quotations are readily available at market value. Each Fund may value short-term investments that will mature within 60 days or less by using pricing service quotations or at amortized cost, provided that such amortized cost approximates market value.

Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. OTC derivative

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

financial instruments, such as foreign currency contracts, options contracts, synthetic futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of an independent pricing service providers or broker dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by independent pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.

Bank loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.

The Board has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Subadvisor) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board.

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that a Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. A Fund’s value for a particular security may be different from the last quoted market price.

The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices unadjusted in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The assets and liabilities shown in the Statements of Assets and Liabilities related to investments purchased for “to-be-announced” (“TBA”), TBA commitments or when-issued securities approximate fair value and are determined using Level 2 inputs, as of September 30, 2019. The assets and liabilities shown in the Statements of Assets and Liabilities related to cash collateral held at broker for futures contracts and swap contracts are determined using Level 1 inputs as of September 30, 2019.

At September 30, 2019, Large Cap and Small/Mid Cap held long-term investments whose value was determined using Level 1 inputs, with corresponding major categories as shown in the schedule of investments, Futures Contracts and State Street Institutional U.S. Government Money Market Fund, Premier Class whose value was determined using Level 1 inputs and short-term investment positions in a United States Treasury Bill, as shown in the schedule of investments, whose value was determined using Level 2 inputs.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

The following is a summary of the portfolio securities by level based on inputs used as of September 30, 2019 in valuing the assets and liabilities of Non-US Core Equity, Core Fixed, Opportunistic Fixed, Emerging Markets and Global Low Volatility for which fair valuation was used:

Non-US Core Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total
Common Stocks
Argentina	$217,777	$—		$—		$217,777
Australia	122,601,724	0	*	—		122,601,724
Austria	4,597,717	—		—		4,597,717
Belgium	7,573,315	—		—		7,573,315
Bermuda	5,113,840	—		—		5,113,840
Brazil	20,125,949	—		—		20,125,949
Canada	21,227,942	—		—		21,227,942
Cayman Islands	34,628,810	—		—		34,628,810
China	12,737,052	—		—		12,737,052
Cyprus	123,182	—		—		123,182
Denmark	25,170,728	—		—		25,170,728
Finland	15,634,531	—		—		15,634,531
France	230,528,242	—		—		230,528,242
Germany	167,202,504	—		—		167,202,504
Greece	500,369	—		—		500,369
Hong Kong	22,225,612	—		—		22,225,612
Hungary	2,159,616	—		—		2,159,616
India	8,037,516	—		—		8,037,516
Indonesia	8,606,759	—		—		8,606,759
Ireland	13,160,749	—		—		13,160,749
Israel	7,513,307	—		—		7,513,307
Italy	56,817,923	—		—		56,817,923
Japan	523,801,832	—		—		523,801,832
Luxembourg	7,271,166	—		—		7,271,166
Malaysia	2,045,837	—		—		2,045,837
Netherlands	124,881,067	—		—		124,881,067
New Zealand	2,359,410	—		—		2,359,410
Norway	9,828,854	—		—		9,828,854
Philippines	932,686	—		—		932,686
Poland	1,038,782	—		—		1,038,782
Portugal	178,402	—		0	**	178,402
Russia	28,217,159	—		—		28,217,159
Singapore	7,245,555	—		—		7,245,555
South Africa	1,284,818	—		—		1,284,818
South Korea	21,771,169	—		—		21,771,169
Spain	61,818,254	—		0	**	61,818,254
Sweden	43,449,838	—		—		43,449,838
Switzerland	229,672,996	—		—		229,672,996
Taiwan	18,558,065	—		—		18,558,065

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Thailand	$—	$2,086,686	$—	$2,086,686
Turkey	412,525	—	—	412,525
United Kingdom	350,013,737	998,526	—	351,012,263
United States	49,571,050	—	—	49,571,050

Total Common Stocks	2,270,858,366	3,085,212	0	2,273,943,578

Investment Companies	22,840,405	—	—	22,840,405

Total Investment Companies	22,840,405	—	—	22,840,405

Preferred Stocks	23,731,767	—	—	23,731,767

Total Preferred Stocks	23,731,767	—	—	23,731,767

Rights
Australia	2,690	—	—	2,690
Cayman Islands	—	1,184	—	1,184

Total Rights	2,690	1,184	—	3,874

Short-Term Investments
Mutual Fund - Securities Lending Collateral	28,117,174	—	—	28,117,174
U.S. Government and Agency Obligations	—	5,854,555	—	5,854,555

Total Short-Term Investments	28,117,174	5,854,555	—	33,971,729

Forward Foreign Currency Contracts†	—	390,260	—	390,260

Total Forward Foreign Currency Contracts	—	390,260	—	390,260

Total	$2,345,550,402	$9,331,211	$0	$2,354,881,613

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(761,595)	$—	$—	$(761,595)

Total Futures Contracts	(761,595)	—	—	(761,595)

Total	$(761,595)	$—	$—	$(761,595)

*	Represents one or more Level 2 securities at $0 value as of September 30, 2019.
**	Represents one or more Level 3 securities at $0 value as of September 30, 2019.
†

Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

Core Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations
Asset Backed Securities	$—	$95,613,649	$—		$95,613,649
Corporate Debt	—	240,622,596	0	**	240,622,596
Mortgage Backed Securities - Private Issuers	—	78,410,738	—		78,410,738
Mortgage Backed Securities - U.S. Government Agency Obligations	—	196,132,334	—		196,132,334
Municipal Obligations	—	5,903,180	—		5,903,180
Sovereign Debt Obligations	—	5,672,582	—		5,672,582
U.S. Government and Agency Obligations	—	93,606,278	—		93,606,278

Total Debt Obligations	—	715,961,357	0		715,961,357

Short-Term Investments
Mutual Fund - Securities Lending Collateral	4,091,940	—	—		4,091,940

Total Short-Term Investments	4,091,940	—	—		4,091,940

Futures Contracts†
Buys	255,382	—	—		255,382
Sales	165,149	—	—		165,149

Total Futures Contracts	420,531	—	—		420,531

Swaps
Centrally Cleared Interest Rate Swaps†	—	99,359	—		99,359

Total Swaps	—	99,359	—		99,359

Forward Foreign Currency Contracts†	—	5,204	—		5,204

Total Forward Foreign Currency Contracts	—	5,204	—		5,204

Total	$4,512,471	$716,065,920	$0		$720,578,391

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
TBA Sale Commitments	$—	$(4,104,942)	$—	$(4,104,942)
Futures Contracts†
Buys	(334,853)	—	—	(334,853)
Sales	(28,572)	—	—	(28,572)

Total Futures Contracts	(363,425)	—	—	(363,425)

Swaps
Centrally Cleared Interest Rate Swaps†	—	(2,301,465)	—	(2,301,465)

Total Swaps	—	(2,301,465)	—	(2,301,465)

Forward Foreign Currency Contracts†	—	(36)	—	(36)

Total Forward Foreign Currency Contracts	—	(36)	—	(36)

Total	$(363,425)	$(6,406,443)	$—	$(6,769,868)

**	Represents one or more Level 3 securities at $0 value as of September 30, 2019.
†

Forward foreign currency contracts, Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Opportunistic Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Asset Backed Securities	$—	$26,128,647	$—	$26,128,647
Bank Loans	—	48,932,993	—	48,932,993
Convertible Debt	—	2,520,500	—	2,520,500
Corporate Debt	—	251,197,693	—	251,197,693
Mortgage Backed Securities - Private Issuers	—	22,612,078	—	22,612,078
Mortgage Backed Securities - U.S. Government Agency Obligations	—	1,522,997	—	1,522,997
Sovereign Debt Obligations	—	346,465,653	—	346,465,653
U.S. Government and Agency Obligations	—	81,244,891	—	81,244,891

Total Debt Obligations	—	780,625,452	—	780,625,452

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Common Stocks
Diversified Financial Services	$—	$—	$0	**	$—
Oil & Gas	62	673,722	—		673,784

Total Common Stocks	62	673,722	0		673,784

Convertible Preferred Stock
Electric	1,744,665	—	—		1,744,665
Oil & Gas	—	118,000	—		118,000
Semiconductors	861,324	—	—		861,324

Total Convertible Preferred Stock	2,605,989	118,000	—		2,723,989

Preferred Stocks
Diversified Financial Services	223,717	—	—		223,717

Total Preferred Stocks	223,717	—	—		223,717

Warrants
Oil & Gas	0	—	—		—

Total Warrants	0	—	—		—

Short-Term Investments
Certificates of Deposit	—	1,641,414	—		1,641,414
Investment Companies	—	8,490,429	—		8,490,429
Mutual Fund - Securities Lending Collateral	11,009,922	—	—		11,009,922
Sovereign Debt Obligations	—	11,955,192	—		11,955,192

Total Short-Term Investments	11,009,922	22,087,035	—		33,096,957

Options Purchased	759,721	586,314	—		1,346,035
Futures Contracts†
Buys	127,392	—	—		127,392
Sales	613,813	—	—		613,813

Total Futures Contracts	741,205	—	—		741,205

Swaps
OTC Interest Rate Swaps	—	41,683	—		41,683
Centrally Cleared Interest Rate Swaps†	—	361,049	—		361,049
OTC Credit Default Swaps	—	944,755	—		944,755
Centrally Cleared Credit Default Swaps†	—	19,617	—		19,617

Total Swaps	—	1,367,104	—		1,367,104

Forward Foreign Currency Contracts†	—	4,755,276	—		4,755,276

Total Forward Foreign Currency Contracts	—	4,755,276	—		4,755,276

Total	$15,340,616	$810,212,903	$0		$825,553,519

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(272,265)	$—	$—	$(272,265)
Sales	(137,041)	—	—	(137,041)

Total Futures Contracts	(409,306)	—	—	(409,306)

Swaps
OTC Interest Rate Swaps	—	(609,311)	—	(609,311)
Centrally Cleared Interest Rate Swaps†	—	(4,926,737)	—	(4,926,737)
OTC Credit Default Swaps	—	(1,183,377)	—	(1,183,377)
Centrally Cleared Credit Default Swaps†	—	(114,320)	—	(114,320)

Total Swaps	—	(6,833,745)	—	(6,833,745)

Forward Foreign Currency Contracts†	—	(4,936,316)	—	(4,936,316)

Total Forward Foreign Currency Contracts	—	(4,936,316)	—	(4,936,316)

Written Options	(16,298)	(88,637)	—	(104,935)

Total	$(425,604)	$(11,858,698)	$—	$(12,284,302)

**	Represents one or more Level 3 securities at $0 value as of September 30, 2019.
†

Forward foreign currency contracts, Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Bermuda	$18,266,820	$—	$—	$18,266,820
Brazil	72,173,637	2,241	—	72,175,878
Cayman Islands	151,255,496	—	—	151,255,496
Chile	2,796,422	—	—	2,796,422
China	120,868,426	822,629	—	121,691,055
Colombia	760,754	312,565	—	1,073,319
Cyprus	886,795	—	—	886,795
Czech Republic	464,258	—	—	464,258
France	3,310,083	—	—	3,310,083

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Greece	$3,217,586	$—		$—	$3,217,586
Hong Kong	30,261,927	—		—	30,261,927
Hungary	2,703,804	—		—	2,703,804
India	112,325,508	101,747		—	112,427,255
Indonesia	25,430,428	—		—	25,430,428
Japan	5,635,875	—		—	5,635,875
Luxembourg	673,415	—		—	673,415
Malaysia	8,412,001	—		—	8,412,001
Mexico	26,543,340	—		—	26,543,340
Netherlands	4,364,203	—		—	4,364,203
Papua New Guinea	2,182,769	—		—	2,182,769
Philippines	4,046,071	822		—	4,046,893
Poland	5,197,313	—		—	5,197,313
Russia	25,190,348	—		—	25,190,348
Singapore	4,392,819	—		—	4,392,819
South Africa	30,992,678	30,388		—	31,023,066
South Korea	75,587,547	52,284		—	75,639,831
Spain	106,517	—		—	106,517
Switzerland	3,136,243	—		—	3,136,243
Taiwan	109,740,469	29,398		—	109,769,867
Thailand	8,348,351	14,869,571		—	23,217,922
Turkey	4,464,794	—		—	4,464,794
United Arab Emirates	2,028,939	—		—	2,028,939
United Kingdom	9,341,652	—		—	9,341,652
United States	12,705,821	—		—	12,705,821

Total Common Stocks	887,813,109	16,221,645		—	904,034,754

Preferred Stocks
Brazil	12,199,740	—		—	12,199,740
Colombia	220,857	—		—	220,857
Germany	1,357,481	—		—	1,357,481
South Korea	4,233,928	6,170		—	4,240,098

Total Preferred Stocks	18,012,006	6,170		—	18,018,176

Rights
Hong Kong	—	0	*	—	—
Thailand	—	10,728		—	10,728

Total Rights	—	10,728		—	10,728

Corporate Debt
India	—	19,528		—	19,528

Total Corporate Debt	—	19,528		—	19,528

Short-Term Investments
Mutual Fund - Securities Lending Collateral	5,144,730	—		—	5,144,730
U.S. Government and Agency Obligations	—	2,987,229		—	2,987,229

Total Short-Term Investments	5,144,730	2,987,229		—	8,131,959

Total	$910,969,845	$19,245,300		$—	$930,215,145

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(1,006,047)	$—	$—	$(1,006,047)

Total Futures Contracts	(1,006,047)	—	—	(1,006,047)

Total	$(1,006,047)	$—	$—	$(1,006,047)

*	Represents one or more Level 2 securities at $0 value as of September 30, 2019.
†	Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Global Low Volatility

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$13,030,070	$—	$—	$13,030,070
Austria	4,891,765	—	—	4,891,765
Belgium	3,716,043	—	—	3,716,043
Bermuda	20,501,253	19,634	—	20,520,887
Canada	63,169,570	—	—	63,169,570
Denmark	2,550,852	—	—	2,550,852
Finland	2,655,187	—	—	2,655,187
France	44,839,371	—	—	44,839,371
Germany	16,600,868	—	—	16,600,868
Hong Kong	19,716,014	—	—	19,716,014
Ireland	20,154,438	—	—	20,154,438
Israel	6,491,488	—	—	6,491,488
Italy	1,693,622	—	—	1,693,622
Japan	51,496,574	—	—	51,496,574
Liberia	1,180,580	—	—	1,180,580
Luxembourg	2,842,447	—	—	2,842,447
Netherlands	12,087,105	—	—	12,087,105
New Zealand	5,550,424	—	—	5,550,424
Norway	6,099,673	—	—	6,099,673
Panama	1,272,342	—	—	1,272,342
Portugal	278,792	—	—	278,792
Puerto Rico	2,276,768	—	—	2,276,768
Singapore	6,807,252	24,508	—	6,831,760
Spain	9,652,143	—	—	9,652,143
Sweden	15,320,018	—	—	15,320,018
Switzerland	37,937,435	—	—	37,937,435

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
United Kingdom	$54,293,534	$—	$—	$54,293,534
United States	588,944,806	—	—	588,944,806

Total Common Stocks	1,016,050,434	44,142	—	1,016,094,576

Preferred Stocks	178,766	—	—	178,766

Total Preferred Stocks	178,766	—	—	178,766

Short-Term Investments
Mutual Fund - Securities Lending Collateral	3,904,449	—	—	3,904,449
U.S. Government and Agency Obligations	—	2,183,054	—	2,183,054

Total Short-Term Investments	3,904,449	2,183,054	—	6,087,503

Futures Contracts†
Buys	164	—	—	164

Total Futures Contracts	164	—	—	164

Total	$1,020,133,813	$2,227,196	$—	$1,022,361,009

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(298,211)	$—	$—	$(298,211)

Total Futures Contracts	(298,211)	—	—	(298,211)

Total	$(298,211)	$—	$—	$(298,211)

†	Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Investments in Derivative Instruments

At September 30, 2019 and during the period then ended, the Funds had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

Large Cap

LIABILITY DERIVATIVES
	Equity Risk	Total
Futures Contracts(3)	$(182,529)	$(182,529)

Total Value	$(182,529)	$(182,529)

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

NET REALIZED GAIN (LOSS)
	Equity Risk	Total
Futures Contracts(7)	$1,204,470	$1,204,470

Total Realized Gain (Loss)	$1,204,470	$1,204,470

CHANGE IN APPRECIATION (DEPRECIATION)
	Equity Risk	Total
Futures Contracts(12)	$(359,762)	$(359,762)

Total Change in Appreciation (Depreciation)	$(359,762)	$(359,762)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(16)
	Equity Risk	Total
Futures Contracts	107	107

Small/Mid Cap

LIABILITY DERIVATIVES
	Equity Risk	Total
Futures Contracts(3)	$(794,429)	$(794,429)

Total Value	$(794,429)	$(794,429)

NET REALIZED GAIN (LOSS)
	Equity Risk	Total
Futures Contracts(7)	$1,433,687	$1,433,687

Total Realized Gain (Loss)	$1,433,687	$1,433,687

CHANGE IN APPRECIATION (DEPRECIATION)
	Equity Risk	Total
Futures Contracts(12)	$(1,150,209)	$(1,150,209)

Total Change in Appreciation (Depreciation)	$(1,150,209)	$(1,150,209)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(16)
	Equity Risk	Total
Futures Contracts	282	282

Non-US Core Equity

ASSET DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Forward Foreign Currency Contracts(2)	$390,260	$—	$390,260

Total Value	$390,260	$—	$390,260

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

LIABILITY DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(3)	$—	$(761,595)	$(761,595)

Total Value	$—	$(761,595)	$(761,595)

NET REALIZED GAIN (LOSS)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(7)	$—	$3,628,411	$3,628,411
Forward Foreign Currency Contracts(6)	(547,439)	—	(547,439)

Total Realized Gain (Loss)	$(547,439)	$3,628,411	$3,080,972

CHANGE IN APPRECIATION (DEPRECIATION)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(12)	$—	$(2,135,921)	$(2,135,921)
Forward Foreign Currency Contracts(11)	348,173	—	348,173

Total Change in Appreciation (Depreciation)	$348,173	$(2,135,921)	$(1,787,748)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(16)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts	—	1,148	1,148
Forward Foreign Currency Contracts	(20,370,886)	—	(20,370,886)

Core Fixed

ASSET DERIVATIVES
	Foreign Currency Risk	Interest Rate Risk	Total
Futures Contracts(3)	$—	$420,531	$420,531
Forward Foreign Currency Contracts(2)	5,204	—	5,204
Centrally Cleared Swap Contracts**	—	99,359	99,359

Total Value	$5,204	$519,890	$525,094

LIABILITY DERIVATIVES
	Foreign Currency Risk	Interest Rate Risk	Total
Futures Contracts(3)	$—	$(363,425)	$(363,425)
Forward Foreign Currency Contracts(4)	(36)	—	(36)
Centrally Cleared Swap Contracts**	—	(2,301,465)	(2,301,465)

Total Value	$(36)	$(2,664,890)	$(2,664,926)

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

NET REALIZED GAIN (LOSS)
	Foreign Currency Risk	Interest Rate Risk	Total
Options Purchased(8)	$—	$(121,984)	$(121,984)
Options Written(9)	—	52,538	52,538
Swaps Contracts(10)	—	(74,203)	(74,203)
Futures Contracts(7)	—	3,933,255	3,933,255

Total Realized Gain (Loss)	$—	$3,789,606	$3,789,606

CHANGE IN APPRECIATION (DEPRECIATION)
	Foreign Currency Risk	Interest Rate Risk	Total
Options Purchased(13)	$—	$(1,489)	$(1,489)
Options Written(14)	—	133	133
Swaps Contracts(15)	—	(1,917,868)	(1,917,868)
Futures Contracts(12)	—	(1,047,807)	(1,047,807)
Forward Foreign Currency Contracts(11)	5,168	—	5,168

Total Change in Appreciation (Depreciation)	$5,168	$(2,967,031)	$(2,961,863)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(16)
	Foreign Currency Risk	Interest Rate Risk	Total
Options Purchased	—	532,200	532,200
Options Written	—	(449,000)	(449,000)
Swaps Contracts	—	60,550,767	60,550,767
Futures Contracts	—	658	658
Forward Foreign Currency Contracts	(336,704)	—	(336,704)

Opportunistic Fixed

ASSET DERIVATIVES
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Options Purchased(1)	$83,664	$502,650	$6,375	$753,346	$1,346,035
Futures Contracts(3)	—	—	741,205	—	741,205
Forward Foreign Currency Contracts(2)	—	4,755,276	—	—	4,755,276
OTC Swaps Contracts	944,755	—	41,683	—	986,438
Centrally Cleared Swap Contracts**	19,617	—	361,049	—	380,666

Total Value	$1,048,036	$5,257,926	$1,150,312	$753,346	$8,209,620

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

LIABILITY DERIVATIVES
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Options Written(5)	$—	$(88,637)	$(938)	$(15,360)	$(104,935)
Futures Contracts(3)	—	—	(409,306)	—	(409,306)
Forward Foreign Currency Contracts(4)	—	(4,936,316)	—	—	(4,936,316)
OTC Swaps Contracts	(1,183,377)	—	(609,311)	—	(1,792,688)
Centrally Cleared Swap Contracts**	(114,320)	—	(4,926,737)	—	(5,041,057)

Total Value	$(1,297,697)	$(5,024,953)	$(5,946,292)	$(15,360)	$(12,284,302)

NET REALIZED GAIN (LOSS)
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Options Purchased(8)	$(927,071)	$(1,497,999)	$209,263	$(1,661,020)	$(3,876,827)
Options Written(9)	259,477	465,923	131,196	2,276	858,872
Swaps Contracts(10)	(3,324,630)	—	(768,230)	—	(4,092,860)
Futures Contracts(7)	—	—	(76,183)	—	(76,183)
Forward Foreign Currency Contracts(6)	—	2,783,312	—	—	2,783,312

Total Realized Gain (Loss)	$(3,992,224)	$1,751,236	$(503,954)	$(1,658,744)	$(4,403,686)

CHANGE IN APPRECIATION (DEPRECIATION)
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Options Purchased(13)	$286,857	$336,901	$167,081	$53,936	$844,775
Options Written(14)	(12,112)	35,610	17,438	23,474	64,410
Swaps Contracts(15)	160,740	—	(3,063,696)	—	(2,902,956)
Futures Contracts(12)	—	—	604,577	—	604,577
Forward Foreign Currency Contracts(11)	—	281,278	—	—	281,278

Total Change in Appreciation (Depreciation)	$435,485	$653,789	$(2,274,600)	$77,410	$(1,107,916)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(16)
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Options Purchased	79,563,911	58,502,001	460,333	265,400	138,791,645
Options Written	(64,927,916)	(22,382,167)	(18,500)	(3,433)	(87,332,016)
Swaps Contracts	127,426,731	—	164,540,521	—	291,967,252
Futures Contracts	—	—	1,169	—	1,169
Forward Foreign Currency Contracts	—	(84,744,506)	—	—	(84,744,506)

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

Emerging Markets

LIABILITY DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(3)	$—	$(1,006,047)	$(1,006,047)

Total Value	$—	$(1,006,047)	$(1,006,047)

NET REALIZED GAIN (LOSS)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(7)††	$—	$(1,494,217)	$(1,494,217)
Forward Foreign Currency Contracts(6)	5,082,506	—	5,082,506

Total Realized Gain (Loss)	$5,082,506	$(1,494,217)	$3,588,289

CHANGE IN APPRECIATION (DEPRECIATION)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(12)††	$—	$(1,596,487)	$(1,596,487)
Forward Foreign Currency Contracts(11)	(1,680,667)	—	(1,680,667)

Total Change in Appreciation (Depreciation)	$(1,680,667)	$(1,596,487)	$(3,277,154)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(16)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts††	—	7,699,843	7,699,843
Forward Foreign Currency Contracts	14,264,919	—	14,264,919

Global Low Volatility

ASSET DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(3)	$—	$164	$164

Total Value	$—	$164	$164

LIABILITY DERIVATIVES
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(3)	$(3,557)	$(294,654)	$(298,211)

Total Value	$(3,557)	$(294,654)	$(298,211)

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

NET REALIZED GAIN (LOSS)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(7)	$11,630	$2,779,498	$2,791,128

Total Realized Gain (Loss)	$11,630	$2,779,498	$2,791,128

CHANGE IN APPRECIATION (DEPRECIATION)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts(12)	$(1,702)	$(921,718)	$(923,420)

Total Change in Appreciation (Depreciation)	$(1,702)	$(921,718)	$(923,420)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(16)
	Foreign Currency Risk	Equity Risk	Total
Futures Contracts	16	280	296

**

Centrally Cleared Swaps are valued at unrealized appreciation/depreciation on the Schedule of Investments. Only current day’s variation margin, if any, is reported on the Statement of Assets and Liabilities.

†	Includes Cross Currency Foreign Currency Contracts.
††	Includes Synthetic Futures.
(1)	Statements of Assets and Liabilities location: Investments, at value.
(2)	Statements of Assets and Liabilities location: Unrealized appreciation on open forward foreign currency contracts.
(3)

Cumulative appreciation (depreciation) on futures contracts is disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities.

(4)	Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts.
(5)	Statements of Assets and Liabilities location: Written options, at value.
(6)	Statements of Operations location: Amounts are included in Net realized gain (loss) on Forward foreign currency contracts.
(7)	Statements of Operations location: Amounts are included in Net realized gain (loss) on Closed futures contracts.
(8)	Statements of Operations location: Amounts are included in Net realized gain (loss) on Purchased option contracts.
(9)	Statements of Operations location: Amounts are included in Net realized gain (loss) on Written option contracts.
(10)	Statements of Operations location: Amounts are included in Net realized gain (loss) on Swap contracts.
(11)	Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Forward foreign currency contracts.
(12)	Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Open futures contracts.
(13)	Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Purchased option contracts.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

(14)	Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Written option contracts.
(15)	Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Swap contracts.
(16)	Amounts disclosed represent average number of contracts, notional amounts, or shares outstanding for the time period that the Fund held such derivatives during the period ended September 30, 2019.

Netting Agreements and Collateral Requirements

In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with certain collateral held and/or posted and create a net payment. The provisions of the ISDA Master Agreement typically permit a net payment in the event of default including the bankruptcy or insolvency of the counterparty. Absent an event of default by the counterparty or termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Funds fail to meet the terms of their ISDA Master Agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash collateral held at broker or cash collateral due to broker, respectively. Non-cash collateral pledged by or received by the Funds, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold before a transfer is required, which is determined each day at the close of business of the Funds, typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement and any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

The Funds are required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowings transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Funds’ derivative assets and liabilities at fair value by risk are presented in the tables above. For financial reporting purposes the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under a Master Netting Agreement (“MNA”) and net of related collateral received by the Funds for assets or pledged by the Funds for liabilities as of September 30, 2019.

Non-US Core Equity

Offsetting of Financial Assets and Derivative Assets:

Counterparty	Derivative Assets Subject to MNA	Derivative Assets/(Liabilities) available for offset	Cash Collateral Received*	Net Amount of Derivative Assets(a)
JPMorgan Chase Bank N.A.	$390,260	$—	$—	$390,260

	$390,260	$—	$—	$390,260

(a)	Represents the net amount receivable from the counterparty in the event of default.
*	In some instances, the actual collateral received and/or pledged may be more than the derivative asset or liability due to overcollateralization.

Core Fixed

Offsetting of Financial Assets and Derivative Assets:

Counterparty	Derivative Assets Subject to MNA	Derivative Assets/(Liabilities) available for offset	Cash Collateral Received*	Net Amount of Derivative Assets(a)
JPMorgan Chase Bank N.A.	$5,204	$(36)	$—	$5,168

	$5,204	$(36)	$—	$5,168

Offsetting of Financial Liabilities and Derivative Liabilities:

Counterparty	Derivative Liabilities Subject to MNA	Derivative Assets/(Liabilities) available for offset	Cash Collateral Pledged*	Net Amount of Derivative Liabilities(b)
JPMorgan Chase Bank N.A.	$(36)	$36	$—	$—

	$(36)	$36	$—	$—

(a)	Represents the net amount receivable from the counterparty in the event of default.
(b)	Represents the net amount payable to the counterparty in the event of default.
*	In some instances, the actual collateral received and/or pledged may be more than the derivative asset or liability due to overcollateralization.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

Opportunistic Fixed

Offsetting of Financial Assets and Derivative Assets:

Counterparty	Derivative Assets Subject to MNA	Derivative Assets/(Liabilities) available for offset	Cash Collateral Received*	Net Amount of Derivative Assets(a)
Bank of America N.A.	$42,564	$(42,564)	$—	$—
Barclays Bank Plc	330,230	(258,866)	(40,000)	31,364
BNP Paribas S.A.	295,703	(240,278)	—	55,425
Citibank N.A.	681,500	(681,500)	—	—
Citigroup Global Markets Inc.	702,745	—	—	702,745
Credit Suisse International	79,460	(79,460)	—	—
Deutsche Bank AG	132,661	(56,853)	—	75,808
Goldman Sachs & Co.	21,440	(3,141)	—	18,299
Goldman Sachs International	54,904	(54,904)	—	—
HSBC Bank Plc	180,535	(142,444)	(30,000)	8,091
HSBC Bank USA, N.A.	696,683	(309,649)	—	387,034
JPMorgan Chase Bank N.A.	2,140,197	(2,140,197)	—	—
Morgan Stanley & Co.	1,081,676	(671,897)	(409,779)	—
Natwest Markets Plc	18,131	(18,131)	—	—
State Street Bank London	214,447	(44,071)	—	170,376
Toronto Dominion Bank	34,806	(4,415)	—	30,391
UBS AG	36,601	(18,836)	—	17,765
UBS Securities LLC	266,145	(88,637)	—	177,508

	$7,010,428	$(4,855,843)	$(479,779)	$1,674,806

Offsetting of Financial Liabilities and Derivative Liabilities:

Counterparty	Derivative Liabilities Subject to MNA	Derivative Assets/(Liabilities) available for offset	Cash Collateral Pledged*	Net Amount of Derivative Liabilities(b)
Bank of America N.A.	$(320,128)	$42,564	$277,564	$—
Barclays Bank Plc	(258,866)	258,866	—	—
BNP Paribas S.A.	(240,278)	240,278	—	—
Citibank N.A.	(761,088)	681,500	79,588	—
Credit Suisse International	(114,557)	79,460	—	(35,097)
Deutsche Bank AG	(56,853)	56,853	—	—
Goldman Sachs & Co.	(3,141)	3,141	—	—
Goldman Sachs International	(167,655)	54,904	—	(112,751)
HSBC Bank Plc	(142,444)	142,444	—	—
HSBC Bank USA, N.A.	(309,649)	309,649	—	—
HSBC Sec. New York	(454,762)	—	50,000	(404,762)
JPMorgan Chase Bank N.A.	(2,965,452)	2,140,197	825,255	—
Merrill Lynch Capital Services, Inc.	(130,392)	—	—	(130,392)
Morgan Stanley & Co.	(671,897)	671,897	—	—

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

Counterparty	Derivative Liabilities Subject to MNA	Derivative Assets/(Liabilities) available for offset	Cash Collateral Pledged*	Net Amount of Derivative Liabilities(b)
Natwest Markets Plc	$(64,520)	$18,131	$—	$(46,389)
State Street Bank London	(44,071)	44,071	—	—
Toronto Dominion Bank	(4,415)	4,415	—	—
UBS AG	(18,836)	18,836	—	—
UBS Securities LLC	(88,637)	88,637	—	—

	$(6,817,641)	$4,855,843	$1,232,407	$(729,391)

(a)	Represents the net amount receivable from the counterparty in the event of default.
(b)	Represents the net amount payable to the counterparty in the event of default.
*	In some instances, the actual collateral received and/or pledged may be more than the derivative asset or liability due to overcollateralization.

(b)  Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts for debt securities. Income is not recognized, nor are premium and discount amortized, on securities for which collection is not expected. Withholding taxes on foreign dividend, interest, and capital gains have been provided for in accordance with the respective country’s tax rules and rates. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.

(c)  Cash, cash equivalents and short term investments

A Fund may invest a portion of its assets in cash and cash equivalents. Cash and cash equivalents are defined as cash and bank balances as well as short-term investments with a maturity of less than three months from the acquisition date.

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund’s net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

(d)  Securities lending

A Fund may lend its portfolio securities to qualified broker/dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked to market daily and maintained in an amount at least equal to the current fair value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate fair value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. A liability for cash collateral is reflected in the Statements of Assets and Liabilities, and is categorized as Level 2 within the fair value hierarchy. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

Certain Funds may from time to time participate in a securities lending program under which the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”) acting as securities lending agent, is authorized to lend Fund portfolio securities to qualified broker/dealers and financial institutions that post appropriate collateral. The Custodian has agreed to indemnify the Funds in case of default of any security borrower.
Securities on loan are fully collateralized and the collateral was equal to or exceeded the securities on loan at September 30, 2019. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. Cash collateral is invested in the State Street Institutional U.S. Government Money Market Fund, Premier Class. The Custodian receives a portion of the interest earned on any reinvested collateral. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at September 30, 2019 were as follows:

	Market Value of Loaned Securities	Value of Cash Collateral	Value of Non-Cash Collateral
Large Cap	$6,361,070	$2,154,542	$4,344,475
Small/Mid Cap	61,576,646	9,951,786	52,439,586
Non-US Core Equity	92,710,134	28,117,174	70,194,819
Core Fixed	12,366,474	4,091,940	8,530,538
Opportunistic Fixed	16,641,670	11,009,922	5,992,740
Emerging Markets	17,986,911	5,144,730	13,987,209
Global Low Volatility	20,208,654	3,904,449	17,210,440

For Large Cap, Small/Mid Cap, Emerging Markets and Global Low Volatility, all of the securities on loan collateralized by cash are classified as Common Stocks in each Fund’s Schedule of Investments at September 30, 2019, with a contractual maturity of overnight and continuous. For Core Fixed, all of the securities on loan collateralized by cash are classified as Corporate Debt in the Fund’s Schedule of Investments at September 30, 2019, with a contractual maturity of overnight and continuous.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

For Non-US Core Equity and Opportunistic Fixed, the values of the security loan obligations are classified as follows at September 30, 2019:

Non-US Core Equity

	Remaining Contractual Maturity of the Agreements As of September 30, 2019
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$28,067,345	$—	$—	$—	$28,067,345
Rights	49,829	—	—	—	49,829

Total	$28,117,174	$—	$—	$—	$28,117,174

Total Borrowings	$28,117,174	$—	$—	$—	$28,117,174

Gross amount of recognized liabilities for securities lending transactions					$28,117,174

Opportunistic Fixed

	Remaining Contractual Maturity of the Agreements As of September 30, 2019
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Debt	$5,411,805	$—	$—	$—	$5,411,805
Preferred Stocks	10,748	—	—	—	10,748
U.S. Government and Agency Obligations	5,587,369	—	—	—	5,587,369

Total	$11,009,922	$—	$—	$—	$11,009,922

Total Borrowings	$11,009,922	$—	$—	$—	$11,009,922

Gross amount of recognized liabilities for securities lending transactions					$11,009,922

(e)  Swaps

Swap contracts are derivatives in the form of a contract or similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default, and index swaps, and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio, to modify the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Up-front payments received or made are reflected as “up-front net premiums received” or “up-front net premiums paid”, respectively, on the Statement of Assets and Liabilities. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

The credit default swap agreements may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit worthiness and an increased market perception that there is a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rates, serve as an indication of the current status of the payment/performance risk.

Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

The equity swaps in which the Funds may invest involve agreements with a counterparty. The return to the Funds on any equity swap contract will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest component based on the notional amount of the agreement. The Funds will only enter into an equity swap contract on a net basis, i.e., the two parties’ obligations are netted out, with the Funds paying or receiving, as the case may be, only the net amount of the payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

Whether a Fund’s use of swap agreements or swap options will be successful in achieving the Fund’s investment objective will depend on the Subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it

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Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap at the time of default, and not the entire notional amount. The Subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the counterparty risk of swaps.

Because swaps are two party contracts that may be subject to contractual restrictions on transferability and termination, and they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which the Advisor may determine that swaps (including swap options) are liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) enacted in 2010, a regulatory framework for certain OTC derivatives, such as swaps was enacted. The Dodd-Frank Act requires certain swap transactions to be executed on registered exchanges or through swap execution facilities, cleared through a regulated clearinghouse, and publicly reported. In addition, many market participants who were not previously required to register are regulated as swap dealers or swap participants, and are subject to certain minimum capital and margin requirements and business conduct standards.

The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty.

The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Cash margin is recorded on the Statements of Assets and Liabilities as cash collateral held at broker on open swap contracts. Swap agreements are marked to market daily. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin payable or receivable for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

A Fund will accrue for interim payments on swap contracts on a daily basis, with the net amount recorded as interest payable or receivable on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap contracts, in addition to realized gain/loss recorded upon the termination of swap contracts on the Statements of Operations. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts (swap contracts, at value on the Statements of Assets and Liabilities).

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Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of realized gain (loss) on the Statements of Operations.

The swaps in which the Fund may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty, if possible.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor or Subadvisor is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that Subadvisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If a Subadvisor attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

During the period ended September 30, 2019, Core Fixed and Opportunistic Fixed used swap agreements to adjust interest rate and yield curve exposure or to manage credit exposure. See the Core Fixed and Opportunistic Fixed Schedules of Investments for a listing of open swap agreements as of September 30, 2019.

(f)  Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities or foreign currency underlying the contract at a specified price on a specified future date. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

When a Fund enters into a futures contract, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures

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Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

commission merchant in a segregated account at the custodian bank. Futures contracts are marked to market daily, depending upon changes in the price of the underlying securities subject to the futures contracts, and the change in value is recorded by the Fund as a variation margin payable or receivable on the Statements of Assets and Liabilities. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission (“CFTC”) for sale to customers in the United States, or on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during a market decline to attempt to offset the decrease in the market value of the Fund’s common stocks that might otherwise result, and a Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

In entering into futures contracts and options on futures contracts, there is a credit risk that a counterparty will not be able to meet its obligations to the Fund. The counterparty for futures contracts and options on futures contracts traded in the United States and on most foreign futures exchanges is the clearinghouse associated with such exchange. In general, clearinghouses are backed by the corporate members of the clearinghouse who are required to share any financial burden resulting from the non-performance by one of its members and, as such, should significantly reduce this credit risk. In cases where the clearinghouse is not backed by the clearing members (i.e., some foreign exchanges), it is normally backed by a consortium of banks or other financial institutions. There can be no assurance that any counterparty, clearing member or clearinghouse will be able to meet its obligations to the Fund.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

Where the futures market is not as developed or where the regulations prevent or make it disadvantageous to trade futures, Emerging Markets will utilize synthetic futures as part of the country selection strategy implementation. A synthetic future operates like a total return swap transaction in which there’s a commitment to receive positive or negative returns in exchange for equity index futures. If the underlying asset declines in value over the term of the total return swap, the Fund may also be required to pay the dollar value of that decline to the counterparty. These are marked to market daily and the change in value is recorded as unrealized gain or loss in the Statement of Operations.

During the period ended September 30, 2019, Large Cap, Small/Mid Cap, Non-US Core Equity, Emerging Markets and Global Low Volatility used futures to equitize cash. Core Fixed and Opportunistic Fixed used futures to adjust interest rate exposure and replicate government bond positions. Emerging Markets also used futures to create passive index exposure to certain domestic emerging market country indices in the Fund. See each Fund’s Schedule of Investments for a listing of open futures contracts as of September 30, 2019.

(g)  Options

The Funds may purchase and sell (write) put and call options on debt securities, currencies and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

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Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

The Funds may enter into swap options (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may sell (write) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities, currencies and interest rates.

During the period ended September 30, 2019, Core Fixed and Opportunistic Fixed used options to manage interest rate and volatility exposure.

(h)  Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Custodian or the Fund’s sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contract. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contract. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably.

During the period ended September 30, 2019, Opportunistic Fixed used forward foreign currency contracts for a variety of purposes, including hedging, risk management, efficient portfolio management, enhancing total returns, or as a substitute for taking a position in the underlying asset. Non-US Core Equity and Emerging Markets used forward foreign currency contracts to hedge, cross hedge or to actively manage the currency exposures in the Funds. See the Non-US Core Equity, Opportunistic Fixed and Emerging Markets Schedules of Investments for a listing of open forward foreign currency contracts as of September 30, 2019.

(i)  Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations within each Fund’s Statement of Operations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

(j)  When-issued securities/TBA securities

Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as TBA securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining the Fund’s NAV.

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Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

The market value of when-issued or forward delivery securities may be more or less than the purchase price. Certain risks may arise upon entering into when-issued or forward delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

A Fund may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation”.

See the Schedules of Investments for TBA and when-issued securities held as of September 30, 2019.

(k)  Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Fund’s Schedule of Investments for REIT securities held as of September 30, 2019.

(l)  Mortgage-related and other asset-backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

(the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. See the Schedules of Investments for mortgage-backed and asset-backed securities held by Core Fixed and Opportunistic Fixed as of September 30, 2019.

(m)  Bank loans

Core Fixed and Opportunistic Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At September 30, 2019, Opportunistic Fixed had the following unfunded loan commitments:

Borrower	Par	Cost	Value	Unrealized Gain (Loss)
Allied Universal Holdco LLC, 2019 Delayed Draw Term Loan	$34,234	$34,001	$34,327	$326
GlobalTranz Enterprises, Inc., 2019 Delayed Draw Term Loan	63,590	62,381	61,300	(1,081)

(n)  Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

(o)  Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal and state income or excise tax is necessary.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

As of September 30, 2019, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments and derivatives were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap	$317,909,664	$29,385,264	$(11,477,718)	$17,907,546
Small/Mid Cap	680,816,500	114,958,165	(53,482,994)	61,475,171
Non-US Core Equity	2,219,459,989	289,213,399	(154,182,035)	135,031,364
Core Fixed	698,737,023	24,196,195	(6,984,863)	17,211,332
Opportunistic Fixed	817,766,142	19,087,786	(18,163,994)	923,792
Emerging Markets	971,421,780	56,836,093	(98,042,728)	(41,206,635)
Global Low Volatility	895,948,930	148,849,484	(22,437,569)	126,411,915

The temporary differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, investments in passive foreign investment companies and other basis adjustments.

The Funds’ policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually. All distributions are paid in shares of the Funds, at NAV, unless the shareholder elects to receive cash distributions. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise taxes on the Funds. The amount of any distribution will vary, and there is no guarantee that a Fund will pay either income dividends or capital gains distributions.

(p)  Allocation of expenses and income

The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each applicable Fund.

(q)  Redemption fees

While none of the Funds’ classes have initial or contingent deferred sales charges on purchases of Fund shares, redemptions of Fund shares held less than 30 days may be assessed a 2% short-term trading fee and recorded as paid-in capital.

3.	Credit agreement

The Trust entered into a Credit Agreement on behalf of the Funds (“the Agreement”) with a bank pursuant to a committed, unsecured revolving line of credit through December 13, 2019. Borrowings for each Fund under the Agreement are limited to the lesser of $50,000,000 or 33 1/3% of a Fund’s Adjusted Net Assets provided borrowings did not exceed, in the aggregate, $50,000,000. Under the terms of the Agreement the Trust pays an annual commitment fee at the rate 0.25% per year on the difference between the total line of credit and the average daily amount of borrowings outstanding. Interest is charged to the Funds based on its borrowings at a variable rate equal to the higher of the Overnight Federal Funds Rate or 30-Day LIBOR plus 1.00%. The Funds did not borrow under the Agreement during the period ended September 30, 2019.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

4.	Indemnities

In the normal course of business, the Funds enter into contracts that require them to provide a variety of representations or general indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

5.	Fees and other transactions with affiliates

As of September 30, 2019, the Advisor provides investment advisory services to each Fund pursuant to an investment management agreement. Pursuant to the investment management agreement, each Fund pays the Advisor a fee for managing the Fund’s investments at an annual rate of:

	Investment Advisory Fee* on Net Assets
	Average net assets up to $750 million	Average net assets in excess of $750 million up to $1 billion	Average net assets in excess of $1 billion
Large Cap	0.53%	0.51%	0.46%
Small/Mid Cap	0.90%	0.88%	0.83%
Non-US Core Equity	0.75%	0.73%	0.68%
Core Fixed	0.35%	0.33%	0.28%
Opportunistic Fixed	0.80%	0.78%	0.73%
Emerging Markets	0.80%	0.78%	0.73%
Global Low Volatility	0.75%	0.73%	0.68%

*	Consists of the total advisory fee payable by the Funds to the Advisor. The Advisor is responsible for paying the subadvisory fees.

The Advisor has contractually agreed, until at least July 31, 2020, to waive any portion of its management fee that exceeds the aggregate amount of the subadvisory fees that the Advisor is required to pay to the Funds’ Subadvisors. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Funds’ Board of Trustees. The fees waived by the Advisor pursuant to this agreement are not subject to reimbursement by the Funds to the Advisor.

Such fees as referenced above are shown in the Advisory fees line in the Statements of Operations. The Advisor provides certain internal administrative services to the Adviser Class, Class I and Class Y-2 shares of the Funds, for which the Advisor receives a fee of 0.25%, 0.25% and 0.15% of the average daily net assets of the Adviser Class, Class I and Class Y-2 shares of the Funds, respectively. These internal administrative services include attending to shareholder correspondence, assisting with the processing of purchases and redemptions of shares, preparing and disseminating information and documents for use by beneficial shareholders and monitoring and overseeing non-advisory relationships with entities providing services to the Adviser Class, Class I and Class Y-2 shares, including the transfer agent.

The Funds have adopted a plan of marketing and service, or “12b-1 plan” to finance the provision of certain shareholder services to the owners of Adviser Class shares of the Funds (collectively referred to as the “plans”). The plan provides for payments at annual rates (based on average net assets) of up to 0.25% of each Fund’s Adviser Class shares.

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Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended September 30, 2019, were as follows:

	Long-Term U.S. Government Securities		Other Long-Term Securities
Purchases
Large Cap	$—		$245,994,396
Small/Mid Cap	—		285,540,192
Non-US Core Equity	—		847,549,966
Core Fixed	566,166,886	*	154,940,354
Opportunistic Fixed	176,193,197	**	423,087,481
Emerging Markets	—		630,753,949
Global Low Volatility	—		256,280,518

Sales
Large Cap	—		297,668,481
Small/Mid Cap	—		329,897,522
Non-US Core Equity	—		610,153,812
Core Fixed	489,897,853	*	82,890,073
Opportunistic Fixed	223,669,334	**	350,808,831
Emerging Markets	—		598,960,795
Global Low Volatility	—		186,606,338

*	Includes purchases of $56,620,007 and sales of $60,761,030 for TBA securities.
**	Includes purchases of $5,542,031 and sales of $5,542,031 for TBA securities.

7.	Share transactions

Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Transactions in Fund shares were as follows:

Large Cap

	Six Months Ended September 30, 2019		Year Ended March 31, 2019
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	1,476,761	$13,264,099	1,111,242	$9,300,085
Shares issued to shareholders in reinvestment of distributions	—	—	12,312,288	97,267,079
Shares repurchased	(7,395,867)	(64,958,447)	(15,278,614)	(154,193,839)

Net decrease	(5,919,106)	$(51,694,348)	(1,855,084)	$(47,626,675)

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Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

Small/Mid Cap

	Six Months Ended September 30, 2019		Year Ended March 31, 2019
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	7,471,172	$76,957,340	9,955,444	$115,835,355
Shares issued to shareholders in reinvestment of distributions	—	—	14,532,788	134,114,544
Shares repurchased	(11,566,088)	(120,429,839)	(19,938,961)	(233,636,396)

Net increase (decrease)	(4,094,916)	$(43,472,499)	4,549,271	$16,313,503

Non-US Core Equity

	Six Months Ended September 30, 2019		Year Ended March 31, 2019
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	29,782,683	$296,477,473	36,986,983	$391,777,967
Shares issued to shareholders in reinvestment of distributions	—	—	23,739,781	218,880,784
Shares repurchased	(7,406,543)	(74,771,501)	(29,969,109)	(317,168,352)

Net increase	22,376,140	$221,705,972	30,757,655	$293,490,399

Core Fixed

	Six Months Ended September 30, 2019		Year Ended March 31, 2019
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	26,565,819	$267,854,583	11,872,441	$116,813,300
Shares issued to shareholders in reinvestment of distributions	—	—	2,581,743	24,784,732
Shares repurchased	(13,576,844)	(141,665,022)	(46,284,747)	(453,655,356)

Net increase (decrease)	12,988,975	$126,189,561	(31,830,563)	$(312,057,324)

Opportunistic Fixed

	Six Months Ended September 30, 2019		Year Ended March 31, 2019
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	14,464,846	$133,812,298	30,437,722	$274,937,746
Shares issued to shareholders in reinvestment of distributions	—	—	1,807,034	15,919,968
Shares repurchased	(14,970,713)	(137,853,776)	(8,780,534)	(79,961,919)

Net increase (decrease)	(505,867)	$(4,041,478)	23,464,222	$210,895,795

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

Emerging Markets

	Six Months Ended September 30, 2019		Year Ended March 31, 2019
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	17,023,539	$149,805,218	21,266,136	$218,061,043
Shares issued to shareholders in reinvestment of distributions	—	—	16,996,229	142,768,325
Shares repurchased	(19,039,991)	(167,609,089)	(20,683,889)	(196,938,629)

Net increase (decrease)	(2,016,452)	$(17,803,871)	17,578,476	$163,890,739

Global Low Volatility

	Six Months Ended September 30, 2019		Year Ended March 31, 2019
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	13,426,443	$183,930,019	16,031,898	$200,221,293
Shares repurchased	(7,874,284)	(108,254,436)	(18,205,264)	(229,051,200)

Net increase (decrease)	5,552,159	$75,675,583	(2,173,366)	$(28,829,907)

8.	Subsequent events

Management has evaluated the impact of subsequent events through November 19, 2019, the date the financial statements were available to be issued for possible adjustment and/or disclosure in the Funds’ financial statements. Management has determined that there are no material events that would require adjustment and/or disclosure in the Funds’ financial statements through this date.

On November 15, 2019, as a result of a complete redemption by an affiliated shareholder, 2,360,568 shares of Emerging Markets were redeemed at net asset value, representing approximately 2.06% of the total outstanding shares of the Fund. The redemption was effected in cash, representing the net asset value of the shares redeemed at the close of business on November 15, 2019. The redemption will not adversely impact the Fund’s ability to continue as a going concern.

On or about November 30, 2019, Large Cap, Small/Mid Cap, Non-US Core Equity and Emerging Markets will receive in-kind subscriptions from three affiliated Mercer Group Trust Defined Contribution Funds, Mercer Large Cap Stock Fund, Mercer Small/Mid Cap Stock Fund, and Mercer International Stock Fund (each an “Affiliated Fund” or collectively “Affiliated Funds”). Large Cap will receive securities in-kind valued at approximately $750,779,734 from Mercer Large Cap Stock Fund, Small/Mid Cap will receive securities in-kind valued at approximately $551,581,964 from Mercer Small/Mid Cap Stock Fund, Non-US Core Equity will receive securities in-kind valued at approximately $416,282,807 from Mercer International Stock Fund and Emerging Markets will receive securities in-kind valued at approximately $136,860,101 from Mercer International Stock Fund. As a result of in-kind subscriptions by the Affiliated Funds, shares will be issued at net asset value, representing approximately, 67%, 40%, 14% and 11% of the total net assets for Large Cap, Small/Mid Cap, Non-US Core Equity and Emerging Markets, respectively. The Affiliated Fund in-kind subscriptions will not adversely impact each Fund’s ability to continue as a going concern.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

9.	Proxy Voting

A description of the policies and procedures that the Advisor and each Fund’s Subadvisors use to determine how to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-866-658-9896, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information about Funds’ proxy voting decisions are available without charge, online on the Funds’ website at http://www.mercer.us/mutual-funds-on-offer.

10.	Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT, which when filed, will be available on the SEC’s website at http://www.sec.gov. When filed, the Funds’ Form N-PORT may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

11.	Board Approval of the Investment Management Agreement for the Funds and Subadvisory Agreements for the Funds during the period April 1, 2019 through September 30, 2019

June 17-18, 2019 Board Meeting

Mercer US Large Cap Equity Fund

Mercer US Small/Mid Cap Equity Fund

Mercer Non-US Core Equity Fund

Mercer Emerging Markets Equity Fund

Mercer Global Low Volatility Equity Fund

Mercer Core Fixed Income Fund

Mercer Opportunistic Fixed Income Fund

Renewal of the Investment Management Agreement for the Funds

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of Mercer Funds (the “Trust”) held on June 17-18, 2019 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust or Mercer Investments LLC, the Trust’s investment advisor (the “Advisor”) (together, the “Independent Trustees”), considered and approved the renewal of the investment management agreement between the Advisor and the Trust (the “Investment Management Agreement”) with respect to each of the series of the Trust (each a “Fund,” and collectively, the “Funds”), consisting of: Mercer US Large Cap Equity Fund (the “Large Cap Fund”), Mercer US Small/Mid Cap Equity Fund (the “Small/Mid Cap Fund”), Mercer Non-US Core Equity Fund (the “Non-US Core Fund”), Mercer Emerging Markets Equity Fund (the “Emerging Markets Fund”), Mercer Global Low Volatility Equity Fund (the “Global Low Volatility Fund”), Mercer Core Fixed Income Fund (the “Core Fixed Income Fund”), and Mercer Opportunistic Fixed Income Fund (the “Opportunistic Fixed Income Fund”).

In considering the renewal of the Investment Management Agreement, the Independent Trustees reviewed the information and materials furnished by the Advisor that were prepared for the Meeting, including: (i) the Investment Management Agreement with respect to the Advisor’s management of the assets of each Fund; (ii) information describing the nature, extent, and quality of the services that the Advisor provided to the Funds; the fees that the Advisor charged to the Funds for these services; and a comparison of those fees to the fees paid by a peer group of other investment companies having investment objectives similar to the investment objectives of the Funds, as contained in a report prepared by Broadridge Financial Solutions,

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

Inc. (“Broadridge”), an independent, nationally recognized provider of investment company data (the “Broadridge Report”); (iii) the Funds’ new management fee waiver agreement (the “Fee Waiver Agreement”), which took effect on April 1, 2019 and which requires the Advisor to waive any portion of the management fee it is entitled to under the Investment Management Agreement with respect to each Fund that exceeds the aggregate amount of the subadvisory fees that the Advisor is required to pay to a Fund’s Subadvisors for the management of their allocated portions of the subject Fund; (iv) information regarding the Advisor’s business and operations; financial position; portfolio management team; and compliance program; (v) information describing each Fund’s operating expenses compared to the Fund’s peer group of other registered investment companies with investment objectives similar to the investment objectives of the Funds, and that were identified by Broadridge in the Broadridge Report; (vi) information describing each Fund’s performance compared to the Fund’s peer group of other investment companies with investment objectives similar to the investment objective of the Fund, as identified in the Broadridge Report; and (vii) information regarding the benefits that the Advisor enjoyed (or may enjoy in the future) as a result of its relationship with the Funds. The Independent Trustees also considered presentations made by, and discussions held with, representatives of the Advisor, both at the Meeting and throughout the course of the year at regularly scheduled and special Board meetings. The Independent Trustees also evaluated the Advisor’s answers and responses to the questions and information requests contained in the 15(c) Information Request Letter that was submitted to the Advisor on behalf of the Independent Trustees for use in connection with the contract renewal process, as well as certain follow-up responses that had been requested on behalf of the Independent Trustees by their independent legal counsel. In addition, the Independent Trustees considered presentations made by, and discussions held with, representatives of the Advisor.

During their review of this information, the Independent Trustees considered and analyzed the factors that they deemed relevant with respect to the Advisor, including: the nature, extent, and quality of the services that were provided to the Funds by the Advisor; the Advisor’s investment management personnel and operations; the performance of the Funds; the Funds’ expense levels, including the effect of the Fee Waiver Agreement on Fund expenses; the fact that the Advisor was not realizing a direct profit from the investment advisory services it provides to the Funds under the Investment Management Agreement as a result of the Fee Waiver Agreement; and any ancillary benefits to the Advisor and its affiliates of the Advisor’s relationship with the Funds. The Independent Trustees also considered the nature, extent, and quality of the non-advisory services that the Advisor and its affiliates provided to the Funds. Additionally, the Independent Trustees received assistance from, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements.

In their consideration of the renewal of the Investment Management Agreement, the Independent Trustees considered the following factors:

(a)  The nature, extent, and quality of the services that were provided by the Advisor.  The Independent Trustees reviewed the services that the Advisor had provided to the Funds. In connection with the investment advisory services that were provided to the Funds, the Independent Trustees considered the qualifications, experience, and capabilities of the Advisor’s portfolio management team and other investment personnel, and the extent of care and conscientiousness with which the Advisor personnel performed their duties. In this regard, the Independent Trustees considered that while the Advisor focused primarily on the selection, evaluation, and oversight of the Funds’ Subadvisors, consistent with the Trust’s multi-manager structure, the Advisor also had extensive other responsibilities as the Funds’ investment advisor, including: the provision of investment advice; the allocation of each Fund’s assets among multiple Subadvisors (including overseeing the process of transitioning assets among

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

Subadvisor(s)), and the fee negotiation process whereby the Advisor sought to achieve an appropriate and competitive level of fees and fee structure, and the Advisor’s continual monitoring of the ongoing appropriateness and competitiveness of each subadvisory fee and fee structure; the monitoring of each Subadvisor’s investment performance and processes; the oversight of each Subadvisor’s compliance with the applicable Fund’s investment objective, policies, and limitations; review of portfolio security brokerage and trading practices; and oversight of general portfolio compliance with relevant law.

The Independent Trustees discussed the Advisor’s ability and willingness to identify instances where there was a need to add a new Subadvisor, to replace a current Subadvisor, to reallocate Fund assets among current Subadvisors, to utilize a new strategy of a current Subadvisor, or to implement a combination of these measures, as well as the Advisor’s ability to promptly, efficiently, and economically effect such changes. The Independent Trustees also noted the proprietary tools utilized by the Advisor to review, select, evaluate, and monitor Subadvisors for the Funds. The Independent Trustees considered the fact that the Advisor is capable of providing, through its other business divisions, significant research and related services to the Funds that an investment advisor to a fund complex of similar size as the Funds might not otherwise be able to provide.

The Independent Trustees discussed the Trust’s multi-manager structure, and the services required by the Trust as a consequence of that structure, as compared to an investment company without multiple Subadvisors. The Independent Trustees also evaluated the nature, extent, and quality of the non-investment advisory and administrative services that were provided to the Funds by the Advisor, such as the supervision of the Funds’ third-party service providers. The Independent Trustees considered the scope and substance of the Advisor’s regulatory and compliance policies, procedures, and systems. The Independent Trustees evaluated the Advisor’s capabilities in providing the administrative and compliance services needed to support management of the Funds, and the information that regularly had been provided by the Trust’s Chief Compliance Officer (the “CCO”) to the Trustees at prior Board meetings. The Independent Trustees also considered the Advisor’s willingness both to add personnel and to replace existing personnel, as the Funds have grown, in order to ensure that appropriate staffing levels were maintained.

Based on their consideration and review of the foregoing information, the Independent Trustees determined that the Funds benefited from the nature, extent, and high quality of these services, as well as the Advisor’s ability to continue to provide these services based on the Advisor’s experience, operations, and resources and concluded that they supported the continuation of the Investment Management Agreement with the Advisor.

(b)  The costs of the services provided and the profits realized by the Advisor and its affiliates from the Advisor’s relationship with the Funds.  The Independent Trustees compared each Fund’s contractual and actual management fee and expense ratio to other investment companies considered to be in the Fund’s respective peer group (as identified by Broadridge in its Report), and noted each Fund’s rankings. The Independent Trustees also considered the Fee Waiver Agreement and its effect on the Advisor’s actual management fee and the Funds’ expense ratios. The Independent Trustees noted the Advisor’s explanation that it did not manage other comparable funds, including comparable registered investment companies or other client accounts, and, therefore, the Advisor could not provide information regarding the Advisor’s fees for servicing such funds or accounts.

The Independent Trustees discussed the entrepreneurial risk undertaken by the Advisor in managing and operating the Trust and the Funds and they considered the Advisor’s commitment to the continued successful operation of the Funds. Regarding the level of profitability being realized by the Advisor in connection with its management of the Funds, the Independent Trustees took note of the Advisor’s

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

explanation that, effective with the start of the current fiscal year of the Funds on April 1, 2019, the Advisor was not realizing a direct profit from the investment advisory services it provides to the Funds as a result of the Fee Waiver Agreement. The Independent Trustees also discussed the Advisor’s ongoing costs in operating the Funds. The Independent Trustees considered the Advisor’s ongoing initiative to negotiate reduced fee schedules for certain of the Subadvisors, which results in a benefit to the Funds and their shareholders under the Fee Waiver Agreement to the extent that such subadvisory fees are reduced.

The Independent Trustees also considered the other relationships that the Advisor and its affiliates have with the Trust, and any ancillary benefits realized by the Advisor and its affiliates from the Advisor’s relationship with each Fund, as described in the Advisor’s responses to the questions and information requests contained in the 15(c) Information Request Letter, as well as in the comments of the Advisor’s personnel at the Meeting. The Independent Trustees recognized that because of the Trust’s multi-manager structure, the Advisor did not place portfolio transactions on behalf of the Funds, and, thus, the Advisor did not receive proprietary research from broker-dealers that executed the Funds’ portfolio transactions. In addition, the Independent Trustees noted that the Advisor, as a policy, did not receive any services paid for by Fund soft dollar commissions. As such, the Independent Trustees took note of the fact that the Advisor did not derive any benefits from any Fund portfolio transactions, which benefits were enjoyed by certain Subadvisors, and in the case of other registered investment companies, by their investment managers.

The Independent Trustees took into consideration the Advisor’s discussion of the ancillary benefits that the firm (along with its affiliates) may realize by managing the Funds, to the extent that potential investors view the Advisor and its affiliates as providing a diverse array of investment products, and managing different asset classes, which were available through multiple investment vehicles, as well as the benefits to the Advisor stemming from its ability to negotiate global fee arrangements from time to time with certain of the Subadvisors. The Independent Trustees also noted that the Advisor will provide or procure, as applicable, certain non-distribution related shareholder administrative services pursuant to the Shareholder Administrative Services Plan for the Adviser Class shares, Class I shares and Class Y-2 shares of the Funds (the “Shareholder Services Plan”) and the Second Amended and Restated Shareholder Administrative Services Agreement between the Advisor and the Funds (the “Administrative Services Agreement”), each effective as of April 1, 2019, and that the Advisor would be entitled to receive compensation from the Adviser Class, Class I and Class Y-2 shares of the Funds for acting in that capacity. The Independent Trustees acknowledged that no compensation had been paid to date as there currently were no Adviser Class, Class I or Class Y-2 shares outstanding. The Independent Trustees considered that compensation to be paid to the Advisor under the Administrative Services Agreement would be accrued from the fees paid under the Shareholder Services Plan. The Independent Trustees also considered that, in return for this compensation, the Advisor would be responsible for, among other things, attending to shareholder correspondence, assisting exchanges and the processing of purchases and redemptions of shares, maintaining account records, processing dividend payments and preparing and distributing documents for shareholder use. As such, the Independent Trustees concluded that these potential benefits that would accrue to the Advisor and its affiliates by virtue of their relationships to the Funds are reasonable and fair in comparison with the costs of providing the relevant services.

(c)  The extent to which economies of scale were realized as each Fund grew, and whether fee levels reflected these economies of scale for the benefit of Fund shareholders.  The Independent Trustees took into consideration the fact that the advisory fee schedule for each Fund currently includes breakpoints at the levels of $750 million in assets and also at $1 billion in assets. The Independent Trustees noted that, as a result of the Fee Waiver Agreement which is in effect through at least July 31, 2020, any decreases

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

in the advisory fee for a particular Fund under the Investment Advisory Agreement resulting from the Fund passing certain asset level thresholds would not result in a decrease in the fee paid by that Fund under the current Fee Waiver Agreement, which requires that the Advisor waive any portion of its management fee that exceeds the aggregate fees paid to a Fund’s Subadvisors.

(d)  The investment performance of each Fund and the Advisor.  The Independent Trustees considered the investment performance of each Fund, and evaluated Fund performance in the context of the Trust’s multi-manager structure, and the unique considerations that this structure requires. The Independent Trustees considered whether the Funds operated within their investment objectives and styles, and considered each Fund’s record of compliance with its investment restrictions. The Independent Trustees also considered that the Advisor continues to be proactive in seeking to replace and/or add Subadvisors, to reallocate assets among Subadvisors, and to implement new investment Subadvisor strategies, with a view to improving Fund performance over the long term.

While consideration was given to the Advisor’s performance reports and discussions at prior Board meetings, particular attention was given to the Broadridge Report prepared specifically for the Meeting. In reviewing the performance of the Funds, the Independent Trustees considered the performance of each Fund, noting that the performance of the Large Cap Fund fell within the second quintile, the performance of the Small/Mid Cap Fund fell within the third quintile, the performance of the Non-US Core Fund fell within the first quintile, the performance of the Emerging Markets Fund fell within the fourth quintile, the Global Low Volatility Fund’s performance fell within the first quintile, the Core Fixed Income Fund’s performance fell within the second quintile and the Opportunistic Fixed Income Fund’s performance fell within the fifth quintile of their respective performance universes for performance for the ten-year measurement period or since inception for those Funds that did not have ten years of performance. The Independent Trustees also took into consideration the Advisor’s expectations for the acceptable performance of each Fund with respect to a range of quintiles.

With respect to their review of the performance results of each of the Funds, the Independent Trustees took into consideration the following:

1.  Large Cap Fund.  In the case of the Large Cap Fund, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the fifth, third, second, fourth, third and second quintiles, respectively, of its peer universe. The Independent Trustees also considered that the Large Cap Fund’s performance for each of the six measurement periods placed the Fund’s performance in the fifth, fourth, fourth, fourth, fifth and fourth quintiles, respectively, of its peer group. With regard to the performance of the Large Cap Fund relative to its peer group, the Independent Trustees considered the recent changes to the subadvisory structure of the Large Cap Fund, including changes approved at the Meeting.

2.  Small/Mid Cap Fund.  In the case of the Small/Mid Cap Fund, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the third, second, second, third, third and third quintiles, respectively, of its peer universe. The Independent Trustees also considered that the Small/Mid Cap Fund’s performance for each of the six measurement periods placed the Fund’s performance in the second, first, first, third, second and third quintiles, respectively, of its peer group. With regard to the performance of the Small/Mid Cap Fund, the Independent Trustees considered the recent changes to the subadvisory structure of the Small/Mid Cap Fund.

3.  Non-US Core Fund.  In the case of the Non-US Core Fund, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

placed it in the second, first, second, first, first and first quintiles, respectively, of its peer universe. The Independent Trustees also considered that the Non-US Core Fund’s performance for each of the six measurement periods placed the Fund’s performance in the first, first, first, first, first and second quintiles, respectively, of its peer group.

4.  Emerging Markets Fund.  In case of the Emerging Markets Fund, which had commenced operations in May of 2012, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four- and five-year and since inception measurement periods placed it in the third, third, fourth, fourth, fourth and fourth quintiles, respectively, of its peer universe. The Independent Trustees also considered that the Emerging Markets Fund’s performance for each of the six measurement periods placed the Fund’s performance in the third, third, third, fifth, fourth and fourth quintiles, respectively, of its peer group. With regard to the performance of the Emerging Markets Fund relative to its peer group, the Independent Trustees considered the recent changes to the subadvisory structure of the Emerging Markets Fund, including the changes approved at the Meeting.

5.  Global Low Volatility Fund.  In case of the Global Low Volatility Fund, which had commenced operations in November of 2012, the Independent Trustees noted that performance fell within the first quintile for each of the one-, two-, three-, four- and five-year and since inception measurement periods of its peer universe. The Independent Trustees also considered that the Global Low Volatility Fund’s performance for the one-, two-, three- and four-year periods was in the second, first, first and first quintiles, respectively, of its peer group. With regard to the performance of the Global Low Volatility Fund, the Independent Trustees considered the recent changes to the subadvisory structure of the Global Low Volatility Fund.

6.  Core Fixed Income Fund.  In the case of the Core Fixed Income Fund, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the second, first, second, first, first and second quintiles, respectively, of its peer universe. The Independent Trustees also considered that the Core Fixed Income Fund’s performance for each of the six measurement periods placed the Fund’s performance in the second, second, second, second, third and third quintiles, respectively, of its peer group.

7.  Opportunistic Fixed Income.  In the case of the Opportunistic Fixed Income Fund, which had commenced operations in August of 2013, the Independent Trustees noted that performance for the one-, two-, three-, four- and five-year and since inception measurement periods placed it in the fifth, fifth, third, fifth, fifth and fifth quintiles, respectively, of its peer universe. The Independent Trustees also considered that the Opportunistic Fixed Income Fund’s performance for each of the six measurement periods placed its performance in the fifth, fifth, fourth, fifth, fifth and fifth quintiles, respectively, of its peer group. In connection with their consideration of the performance results for the Opportunistic Fixed Income Fund, the Independent Trustees considered the Advisor’s explanation that the Fund was designed by the Advisor to serve a specific purpose and investment need and that the Fund does not have a peer group or universe that is comparable. The Independent Trustees further took into consideration the Advisor’s explanation that the Opportunistic Fixed Income Fund’s performance was not likely to compare favorably with its selected benchmark index because the Fund had been established by the Advisor with a specific investment purpose that was not likely to be correlated to the investment performance of its benchmark index, and that the Fund had been successful in achieving its intended performance results consistent with the Advisor’s objective for the Fund. With regard to the performance of the Opportunistic Fixed Income Fund, the Independent Trustees also considered the changes to the subadvisory structure of the Fund, which had been implemented in 2018.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

On the basis of the foregoing, the Independent Trustees concluded that the Advisor’s performance in managing each Fund indicated that the Advisor’s continued management will benefit the Funds and their shareholders.

Conclusion.  Following further consideration of the foregoing factors, it was reported that no single factor was determinative to the decisions of the Independent Trustees. Based on these factors, and such other matters as were deemed relevant, the Independent Trustees concluded that the management fee rates of the Funds continued to be supported by the services provided by the Advisor to the Funds, as well as the costs that were incurred and benefits that were gained by the Advisor in providing such services. It was noted that the Independent Trustees had taken into consideration the fees charged by the investment advisors to the investment companies included in the Funds’ peer groups as presented in the Broadridge Report. As a result, the Independent Trustees concluded that the approval of the Investment Management Agreement was in the best interests of the Funds and their shareholders, and they approved the renewal of the Investment Management Agreement.

Mercer US Large Cap Equity Fund

Mercer US Small/Mid Cap Equity Fund

Mercer Non-US Core Equity Fund

Mercer Emerging Markets Equity Fund

Mercer Global Low Volatility Equity Fund

Mercer Core Fixed Income Fund

Mercer Opportunistic Fixed Income Fund

Renewal of the Subadvisory Agreements for the Funds

At the Meeting, the Board, including the Independent Trustees, also considered and approved the continuation of the subadvisory agreements (collectively, the “Subadvisory Agreements”) entered into by the Advisor and the following Subadvisors for the Funds: Brandywine Global Investment Management, LLC, O’Shaughnessy Asset Management, LLC and Parametric Portfolio Associates LLC (in the case of the Large Cap Fund); GW&K Investment Management, LLC, Loomis, Sayles & Company, L.P., LSV Asset Management, Westfield Capital Management Company, L.P. and Parametric Portfolio Associates LLC (in the case of the Small/Mid Cap Fund); American Century Investment Management, Inc., Arrowstreet Capital, Limited Partnership, LSV Asset Management, Massachusetts Financial Services Company and Parametric Portfolio Associates LLC (in the case of the Non-US Core Fund); Copper Rock Capital Partners LLC, Dimensional Fund Advisors LP, Mondrian Investment Partners Limited, William Blair Investment Management, LLC and Parametric Portfolio Associates LLC (in the case of the Emerging Markets Fund); Acadian Asset Management LLC, Martingale Asset Management, L.P. and Parametric Portfolio Associates LLC (in the case of the Global Low Volatility Fund); BlackRock International Limited, Colchester Global Investors Limited, Loomis, Sayles & Company, L.P., T. Rowe Price Associates, Inc., T. Rowe Price International Limited (sub-subadvisor), Western Asset Management Company, LLC, Western Asset Management Company Limited (sub-subadvisor) (in the case of the Opportunistic Fixed Income Fund); and Income Research & Management, Manulife Asset Management (US) LLC and PGIM, Inc. (in the case of the Core Fixed Income Fund) (each a “Subadvisor,” and together, the “Subadvisors”).

In considering the renewal of the Subadvisory Agreements, the Independent Trustees considered the information and materials from the Advisor and counsel that included, as to each Subadvisor whose Subadvisory Agreement was being considered and each Fund: (i) the Subadvisory Agreement between the Advisor and the Subadvisor; (ii) information regarding the review and due diligence process by which the Advisor selected, monitored, and evaluated the Subadvisor, and recommended the Subadvisor

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

for Board approval; (iii) information describing the nature, extent, and quality of the services that the Subadvisor provided to the respective Fund, and the fees that the Subadvisor charged the Advisor for these services; (iv) the Fee Waiver Agreement, which requires the Advisor to waive any portion of the management fee it is entitled to under the Investment Management Agreement with respect to each Fund that exceeds the aggregate amount of the subadvisory fees that the Advisor is required to pay to a Fund’s Subadvisors for the management of their allocated portions of the subject Fund; (v) information regarding the Subadvisor’s business and operations, financial condition, portfolio management team, and compliance program; (vi) information regarding the Subadvisor’s brokerage and trading policies and practices; (vii) the Subadvisor’s performance in managing its allocated portion of the Fund’s investment portfolio; (viii) the Subadvisor’s historical performance returns managing a similar investment mandate (as applicable), and a comparison of performance returns of the allocated portion of the Fund managed by the Subadvisor to a relevant index; and (ix) the Advisor’s detailed monitoring and reporting of Subadvisor performance on qualitative and quantitative factors.

In addition, the Independent Trustees considered presentations made by, and discussions held with, representatives of the Advisor and representatives of the Subadvisors, both at the Meeting and throughout the course of the year at Board meetings. During their review of this information, the Independent Trustees also considered information provided by the Advisor regarding the Subadvisors’ answers and responses to applicable information requests contained in the 15(c) Questionnaire. The Independent Trustees considered and analyzed the factors that they deemed relevant with respect to each Subadvisor, including: the nature, extent, and quality of the services that were provided to the applicable Fund by the Subadvisor; the Subadvisor’s investment management style and investment decision-making process; the Subadvisor’s historical performance record managing its allocated portion of the Fund’s portfolio, as well as managing pooled investment products similar to the applicable Fund (as applicable); the qualifications and experience of the employees at the Subadvisor who were responsible for the day-to-day management of the allocated portion of the Fund; and the Subadvisor’s staffing levels and overall resources. The Independent Trustees also took into consideration the nature and extent of the oversight duties performed by the Advisor in connection with each of the Subadvisors, which includes extensive management and compliance due diligence with respect to the management and operations of each of the Subadvisors. Additionally, the Independent Trustees received assistance and advice from their independent legal counsel regarding legal and industry standards in connection with their duties and responsibilities when approving investment advisory agreements.

In particular, and as to each Fund and to each Subadvisor, the Independent Trustees considered the following factors:

(a)  The nature, extent, and quality of the advisory services that were provided by the Subadvisors.  The Independent Trustees reviewed the nature, extent, and quality of the advisory services that each Subadvisor had provided to the applicable Fund. The Independent Trustees considered the Advisor’s active role as a manager of managers, which included, among other items, monitoring and evaluating the performance of the Subadvisors, recommending that Subadvisors that have not performed as expected either be replaced or their allocated portion of the Fund’s portfolio be reduced. The Independent Trustees considered the specific investment management process that was employed by each Subadvisor in managing the assets that were allocated to the Subadvisor (which had been discussed with each Subadvisor previously); the qualifications, experience, and capabilities of the Subadvisor’s management and other personnel responsible for the portfolio management of the allocated portion of the applicable Fund; the financial position of the Subadvisor; the quality of the Subadvisor’s regulatory and legal compliance policies and procedures; and the Subadvisor’s brokerage practices. The Independent Trustees considered each Subadvisor’s infrastructure and whether it continued to support the Subadvisor’s investment strategy

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Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

adequately. The Independent Trustees also discussed the Advisor’s review, selection, and due diligence process with respect to each Subadvisor, and the Advisor’s favorable assessment as to the nature, extent, and quality of the subadvisory services that were provided by the Subadvisor. The Independent Trustees determined that each Fund would continue to benefit from the quality and experience of the portfolio managers of each Fund’s Subadvisors.

Based on their consideration and review of the foregoing information, the Independent Trustees concluded that the nature, extent, and quality of the subadvisory services that were provided by each Subadvisor, as well as each Subadvisor’s ability to continue to provide these services based on its experience, operations, and resources, were adequate and appropriate, and had benefited, and will continue to benefit, the applicable Fund and its shareholders. The Independent Trustees concluded that these factors supported the continuation of the Subadvisory Agreements with the Subadvisors.

(b)  The costs of the services provided and the profits realized by the Subadvisor and its affiliates from the Subadvisor’s relationship with the Funds.  The Independent Trustees considered the review, selection, and due diligence process employed by the Advisor in deciding to recommend each Subadvisor as a Subadvisor to the respective Fund. The Independent Trustees took account of the Advisor’s reasons for concluding that the compensation payable to each Subadvisor for its services to the Funds was reasonable in light of the nature and quality of the services furnished to the Fund, and the Advisor’s recommendation at the Meeting that the Subadvisors be continued, particularly in light of the fact that the Subadvisors’ fees would indirectly be borne by the respective Funds and their shareholders as a result of the Fee Waiver Agreement.

The Independent Trustees considered the expected impact of the subadvisory fees on the Funds’ overall operating expenses, given the Fee Waiver Agreement. In addition, since the fees paid by the Advisor to each Subadvisor were the result of arm’s-length bargaining between unaffiliated parties, the relevance of each Subadvisor’s profitability was considered by the Independent Trustees in that context. The Independent Trustees took into account the Advisor’s ongoing monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure, the Advisor’s assessment that the subadvisory fee rates charged by each Subadvisor reflected a reasonable fee arrangement, and the Advisor’s continued initiative to negotiate reduced subadvisory fee schedules with the Subadvisors, which benefits the Fund and their shareholders due to the Fee Waiver Agreement to the extent that such subadvisory fees are reduced. The Independent Trustees also took note of the Advisor’s explanation that the Advisor was not realizing a direct profit from the investment advisory services it provides to the Funds as a result of the subadvisory fee arrangements and the Fee Waiver Agreement. The Independent Trustees also considered the information supplied by each Subadvisor that presented data regarding the fees charged to other comparable clients of the Subadvisor (as applicable). Based on their discussion, the Independent Trustees concluded that, in light of the quality and extent of the services that were provided, the fees paid to each Subadvisor with respect to the Fund assets that were allocated to the Subadvisor appeared to be within a reasonable range in relation to the services to be provided by each Subadvisor.

(c)  Ancillary Benefits.  The Independent Trustees considered whether there were any ancillary benefits that may accrue to the Subadvisors as a result of their relationships with the Funds. The Independent Trustees concluded that certain Subadvisors may direct Fund brokerage transactions to certain brokers to obtain research and other services. However, the Independent Trustees noted that the Subadvisors were required to select brokers who met the Funds’ requirements for seeking best execution, and that the Advisor monitored and evaluated the Subadvisors’ trade execution with respect to Fund brokerage transactions on a quarterly basis and provided reports to the Board on these matters. The Independent Trustees concluded that the benefits accruing to the Subadvisors by virtue of their relationships with the Funds were reasonable based upon the level and quality of services provided.

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Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

(d)  The extent to which economies of scale were realized as each Fund grew, and whether fee levels reflected these economies of scale for the benefit of Fund shareholders.  The Independent Trustees next discussed economies of scale. The Independent Trustees considered each Subadvisor’s fee schedule for providing services to the applicable Fund, and noted that several of the Subadvisory Agreements included breakpoints that would reduce the Subadvisor’s fee as the allocated portion of the applicable Fund (and/or certain assets globally with respect to the Advisor and its affiliates) managed by the Subadvisor increased. It was noted that the benefit of breakpoints would indirectly go to the Funds and their shareholders, given the Fee Waiver Agreement.

(e)  The investment performance of the Funds and the Subadvisors.  The Independent Trustees considered whether each Subadvisor operated within the applicable Fund’s investment objective and style, and considered each Subadvisor’s record of compliance with the Fund’s relevant investment restrictions. The Independent Trustees also considered the Advisor’s conclusions, and the reasons supporting the Advisor’s conclusions, that the performance record of each Subadvisor supported the approval of its Subadvisory Agreement.

Conclusion.  Following full consideration of the foregoing factors, it was reported that no single factor was determinative to the decisions of the Independent Trustees. Based on these factors, along with the determinations of the Advisor at the conclusion of its review and due diligence process and such other matters as were deemed relevant, the Independent Trustees concluded that the fee rate for each Subadvisor continued to be supported by the services that were provided by each of the Subadvisors to the Funds. As a result, the Independent Trustees concluded that the approval of the Subadvisory Agreements was in the best interests of the Funds and their shareholders and approved the renewal of each of the Subadvisory Agreements.

Mercer US Large Cap Equity Fund

Approval of a New Subadvisory Agreement for the Large Cap Fund with Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust

At the Meeting, the Advisor also recommended, and the Board of Trustees, including the Independent Trustees, considered and approved, the appointment of Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust (“Macquarie”), as a new Subadvisor for the Large Cap Fund to replace AJO, LP, one of the Subadvisors that previously managed an allocated portion of the Large Cap Fund’s portfolio. The changes to the subadvisory arrangements for the Large Cap Fund are referred to collectively herein as the “New Large Cap Fund Subadvisor Structure.” In connection with the implementation of the New Large Cap Fund Subadvisor Structure, the Trustees, including the Independent Trustees, approved a new Subadvisory Agreement between the Advisor and Macquarie (the “Macquarie Subadvisory Agreement”). The Board was informed by the Advisor that the appointment of Macquarie was based upon the Advisor’s determination that the firm was qualified to serve as a new Subadvisor to the Large Cap Fund, based upon the Advisor’s analysis of the firm.

In considering the approval of the Macquarie Subadvisory Agreement, the Independent Trustees considered the information and materials from the Advisor and Macquarie that included, as to Macquarie and the Large Cap Fund: (i) the Macquarie Subadvisory Agreement; (ii) information regarding the process by which the Advisor had reviewed, selected, and recommended Macquarie for the Board’s approval, and the Advisor’s rationale for recommending that Macquarie be appointed as a subadvisor to the Large Cap Fund; (iii) the nature, extent, and quality of the services that Macquarie proposed to provide to the Large Cap Fund; (iv) the investment management business, portfolio management personnel, operations, prior investment experience, and reputation of Macquarie; (v) Macquarie’s brokerage and trading policies and

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Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

practices; (vi) the level of subadvisory fees to be charged by Macquarie for its services to the Large Cap Fund, and the fees charged to other accounts that Macquarie manages; (vii) a summary of Macquarie’s compliance program; (viii) information regarding the historical performance returns of Macquarie in managing the investment mandate it would employ for the Large Cap Fund and a comparison of such performance to a relevant index; and (ix) the financial condition of Macquarie. In addition, the Independent Trustees considered presentations made by, and discussions at the Meeting with, representatives of the Advisor and the Advisor’s favorable assessment of the nature, extent and quality of the subadvisory services expected to be provided to the Large Cap Fund by Macquarie.

During their review of this information, the Independent Trustees considered and analyzed factors that the Independent Trustees deemed relevant with respect to Macquarie, including: the nature, extent, and quality of the services to be provided to the Large Cap Fund by Macquarie; Macquarie’s management style and investment decision-making process; Macquarie’s historical performance record in managing the investment mandate it would employ for the Large Cap Fund; the qualifications and experience of the members of Macquarie’s portfolio management team; and Macquarie’s staffing levels and overall resources. The Independent Trustees also took into consideration the nature and extent of the oversight duties performed by the Advisor in connection with each of the Subadvisors to the Large Cap Fund, which includes extensive management and compliance due diligence with respect to the management and operations of each of the Subadvisors. Additionally, the Independent Trustees received assistance and advice from their special independent legal counsel (with respect to Macquarie) regarding legal and industry standards in connection with their duties and responsibilities when approving investment advisory agreements.

In particular, and as to Macquarie, the Independent Trustees, considered the following factors:

(a)  The nature, extent, and quality of the services to be provided by Macquarie.  The Independent Trustees reviewed the nature, extent, and quality of the services to be provided by Macquarie to the Large Cap Fund. The Independent Trustees discussed the specific investment management process that Macquarie indicated that it will employ to manage its allocated portion of the Large Cap Fund’s investment portfolio (which was described in detail in the materials provided by Macquarie), the qualifications of Macquarie’s portfolio managers and investment management personnel with regard to implementing the investment mandate relating to the allocated portion of the Large Cap Fund’s investment portfolio that Macquarie would be managing, and the performance record of Macquarie as compared to a relevant index. The Independent Trustees considered Macquarie’s infrastructure and resources, and whether Macquarie’s organization appeared to support Macquarie’s strategy adequately. The Independent Trustees also discussed the Advisor’s review, selection, and due diligence process with respect to Macquarie, and the Advisor’s favorable assessment as to the nature, extent, and quality of the subadvisory services expected to be provided to the Large Cap Fund by Macquarie. The Independent Trustees determined that the Large Cap Fund and its shareholders would benefit from the quality and experience of Macquarie’s portfolio managers and the qualifications of its investment professionals. Based on their consideration and review of the foregoing information, the Independent Trustees concluded that the nature, extent and quality of the subadvisory services anticipated to be provided by Macquarie, as well as Macquarie’s ability to render such services based on Macquarie’s experience, operations and resources, were appropriate for the Large Cap Fund, in light of the Large Cap Fund’s investment objective, and the mandate relating to the allocated portion of the Large Cap Fund’s investment portfolio that Macquarie would manage.

(b)  Comparison of the services to be rendered and fees to be paid to Macquarie under other advisory and subadvisory contracts, such as those with other clients.  The Independent Trustees discussed the services that would be rendered by Macquarie and evaluated the compensation to be paid to Macquarie

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Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

by the Advisor for those services. The Independent Trustees noted that the services that Macquarie would furnish to the Large Cap Fund appeared to be comparable to the services that Macquarie currently provides to its other advisory and subadvisory clients having similar investment strategies. The Independent Trustees also considered comparisons of the fees that will be paid to Macquarie by the Advisor in light of the fees that were charged by Macquarie to its other advisory clients, as disclosed in Macquarie’s Form ADV, Part 2A (Firm Brochure) and in its 15(c) Questionnaire responses, including commingled and separate accounts. The Independent Trustees also considered that the fees agreed to by Macquarie were the result of an arm’s length bargain negotiated by unaffiliated parties and that the Advisor believes such fees are fair and reasonable.

The Independent Trustees considered the review, selection, and due diligence process employed by the Advisor, as discussed at the Meeting, in determining to recommend Macquarie to serve as a Subadvisor to the Large Cap Fund, and the Advisor’s reasons for concluding that the subadvisory fees to be paid by the Advisor to Macquarie for its services to the Large Cap Fund were fair and reasonable. The Independent Trustees considered that the subadvisory fees of Macquarie would indirectly be borne by the Large Cap Fund and its shareholders. The Independent Trustees further considered that the proposed subadvisory fees to be charged by Macquarie were lower than the subadvisory fees charged by AJO. The Independent Trustees considered that these cost savings would accrue to the Large Cap Fund, given the Advisor’s Fee Waiver Agreement, which is applicable to the Large Cap Fund and is effective through at least July 31, 2020, to waive any portion of its management fee that exceeds the aggregate amount of the subadvisory fees that the Advisor is required to pay to the Funds’ subadvisors. Based on their discussion, the Independent Trustees concluded that, in light of the nature, extent, and quality of the services to be provided, the proposed level of fees to be paid to Macquarie with respect to the assets of the Large Cap Fund to be allocated to Macquarie was supported by the services that were expected to be provided by Macquarie to the Large Cap Fund. The Independent Trustees also considered the potential “fallout” or ancillary benefits that may accrue to Macquarie from its relationship with the Large Cap Fund and concluded that they were reasonable.

The Independent Trustees considered the expected impact of the fees to be paid by the Advisor to Macquarie on the Large Cap Fund’s overall operating expenses, given the Fee Waiver Agreement. In addition, since the fees to be paid to Macquarie were the result of arm’s-length bargaining between unaffiliated parties, the relevance of Macquarie’s potential profitability was considered by the Independent Trustees in that context. The Independent Trustees also took note of the Advisor’s explanation that the recommended appointment of Macquarie was not affected by the impact that the appointment would have on the Advisor’s revenues and profitability, and the Independent Trustees considered that the Advisor was not realizing a direct profit from the investment advisory services that it provides to the Large Cap Fund as a result of the Fee Waiver Agreement. On the basis of these considerations, the Independent Trustees concluded that, in light of the nature, extent and quality of the services expected to be provided by Macquarie and the proposed fees to be paid to Macquarie by the Advisor for managing its allocated portion of the Large Cap Fund, the potential benefits accruing to Macquarie as a result of serving as a Subadvisor to the Large Cap Fund were reasonable in relation to the services that were expected to be provided by Macquarie to the Large Cap Fund.

(c)  Investment performance of the Large Cap Fund and Macquarie.  Because Macquarie was a newly proposed Subadvisor to the Large Cap Fund, the Independent Trustees could not consider Macquarie’s investment performance in managing the Large Cap Fund as a factor in evaluating the Macquarie Subadvisory Agreement. However, the Independent Trustees reviewed Macquarie’s historical performance record managing the investment mandate it would employ for the Large Cap

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Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

Fund as compared to a relevant index and concluded that Macquarie’s historical performance record, viewed together with the other factors considered by the Independent Trustees, supported a decision to approve the Macquarie Subadvisory Agreement.

Conclusion.  Following consideration of the foregoing factors, it was reported that no single factor was determinative to the Independent Trustees’ decisions. Based on these factors, along with the determination of the Advisor at the conclusion of its review, selection, and due diligence process to recommend Macquarie be appointed as a Subadvisor to the Large Cap Fund, and such other matters as were deemed relevant, the Independent Trustees concluded that the proposed fee rate for Macquarie was supported by the services that were expected to be provided to the Large Cap Fund and approval of the proposed Macquarie Subadvisory Agreement was in the best interests of the Large Cap Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, determined to approve the Macquarie Subadvisory Agreement.

Mercer Emerging Markets Equity Fund

Approval of a New Subadvisory Agreement for the Emerging Markets Fund with Origin Asset Management LLP

At the Meeting, the Advisor further recommended, and the Board of Trustees, including the Independent Trustees, considered and approved, the appointment of Origin Asset Management LLP (“Origin”) as a new Subadvisor for the Emerging Markets Fund to replace AQR Capital Management, LLC, one of the Subadvisors that previously managed an allocated portion of the Emerging Markets Fund’s portfolio. The changes to the subadvisory arrangements for the Emerging Markets Fund are referred to collectively herein as the “New Emerging Markets Fund Subadvisor Structure.” In connection with the implementation of the New Emerging Markets Fund Subadvisor Structure, the Trustees, including the Independent Trustees, approved a new Subadvisory Agreement between the Advisor and Origin (the “Origin Subadvisory Agreement”). The Board was informed by the Advisor that the appointment of Origin was based upon the Advisor’s determination that the firm was qualified to serve as a new Subadvisor to the Emerging Markets Fund, based upon the Advisor’s analysis of the firm.

In considering the approval of the Origin Subadvisory Agreement, the Independent Trustees considered the information and materials from the Advisor and Origin that included, as to Origin and the Emerging Markets Fund: (i) the Origin Subadvisory Agreement; (ii) information regarding the process by which the Advisor had reviewed, selected, and recommended Origin for the Board’s approval, and the Advisor’s rationale for recommending that Origin be appointed as a subadvisor to the Emerging Markets Fund; (iii) the nature, extent, and quality of the services that Origin proposed to provide to the Emerging Markets Fund; (iv) the investment management business, portfolio management personnel, operations, prior investment experience, and reputation of Origin; (v) Origin’s brokerage and trading policies and practices; (vi) the level of subadvisory fees to be charged by Origin for its services to the Emerging Markets Fund, and the fees charged to other accounts that Origin manages; (vii) a summary of Origin’s compliance program; (viii) information regarding the historical performance returns of Origin in managing the investment mandate it would employ for the Emerging Markets Fund and a comparison of such performance to a relevant index; and (ix) the financial condition of Origin. In addition, the Independent Trustees considered presentations made by, and discussions at the Meeting with, representatives of the Advisor and the Advisor’s favorable assessment of the nature, extent and quality of the subadvisory services expected to be provided to the Emerging Markets Fund by Origin.

During their review of this information, the Independent Trustees considered and analyzed factors that the Independent Trustees deemed relevant with respect to Origin, including: the nature, extent, and

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Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

quality of the services to be provided to the Emerging Markets Fund by Origin; Origin’s management style and investment decision-making process; Origin’s historical performance record in managing the investment mandate it would employ for the Emerging Markets Fund; the qualifications and experience of the members of Origin’s portfolio management team; and Origin’s staffing levels and overall resources. The Independent Trustees also took into consideration the nature and extent of the oversight duties performed by the Advisor in connection with each of the Subadvisors to the Emerging Markets Fund, which includes extensive management and compliance due diligence with respect to the management and operations of each of the Subadvisors. Additionally, the Independent Trustees received assistance and advice from their independent legal counsel regarding legal and industry standards in connection with their duties and responsibilities when approving investment advisory agreements.

In particular, and as to Origin, the Independent Trustees, considered the following factors:

(a)  The nature, extent, and quality of the services to be provided by Origin.  The Independent Trustees reviewed the nature, extent, and quality of the services to be provided by Origin to the Emerging Markets Fund. The Independent Trustees discussed the specific investment management process that Origin indicated that it will employ to manage its allocated portion of the Emerging Markets Fund’s investment portfolio (which was described in detail in the materials provided by Origin), the qualifications of Origin’s portfolio managers and investment management personnel with regard to implementing the investment mandate relating to the allocated portion of the Emerging Markets Fund’s investment portfolio that Origin would be managing, and the performance record of Origin as compared to a relevant index. The Independent Trustees considered Origin’s infrastructure and resources, and whether Origin’s organization appeared to support Origin’s strategy adequately. The Independent Trustees also discussed the Advisor’s review, selection, and due diligence process with respect to Origin, and the Advisor’s favorable assessment as to the nature, extent, and quality of the subadvisory services expected to be provided to the Emerging Markets Fund by Origin. The Independent Trustees determined that the Emerging Markets Fund and its shareholders would benefit from the quality and experience of Origin’s portfolio managers and the qualifications of its investment professionals. Based on their consideration and review of the foregoing information, the Independent Trustees concluded that the nature, extent and quality of the subadvisory services anticipated to be provided by Origin, as well as Origin’s ability to render such services based on Origin’s experience, operations and resources, were appropriate for the Emerging Markets Fund, in light of the Emerging Markets Fund’s investment objective, and the mandate relating to the allocated portion of the Emerging Markets Fund’s investment portfolio that Origin would manage.

(b)  Comparison of the services to be rendered and fees to be paid to Origin under other advisory and subadvisory contracts, such as those with other clients.  The Independent Trustees discussed the services that would be rendered by Origin and evaluated the compensation to be paid to Origin by the Advisor for those services. The Independent Trustees noted that the services that Origin would furnish to the Emerging Markets Fund appeared to be comparable to the services that Origin currently provides to its other advisory and subadvisory clients having similar investment strategies. The Independent Trustees also considered comparisons of the fees that will be paid to Origin by the Advisor in light of the fees that were charged by Origin to its other advisory clients, as disclosed in Origin’s Form ADV, Part 2A (Firm Brochure) and in its 15(c) Questionnaire responses, including commingled and separate accounts. The Independent Trustees also considered that the fees agreed to by Origin were the result of an arm’s length bargain negotiated by unaffiliated parties and that the Advisor believes such fees are fair and reasonable.

The Independent Trustees considered the review, selection, and due diligence process employed by the Advisor, as discussed at the Meeting, in determining to recommend Origin to serve as a Subadvisor to

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Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

the Emerging Markets Fund, and the Advisor’s reasons for concluding that the subadvisory fees to be paid by the Advisor to Origin for its services to the Emerging Markets Fund were fair and reasonable. The Independent Trustees considered that the subadvisory fees of Origin would indirectly be borne by the Emerging Markets Fund and its shareholders. The Independent Trustees further considered that the proposed subadvisory fees to be charged by Origin were lower than the subadvisory fees charged by AQR. The Independent Trustees considered that these cost savings would accrue to the Emerging Markets Fund, given the Advisor’s Fee Waiver Agreement, which is applicable to the Emerging Markets Fund and is effective through at least July 31, 2020, to waive any portion of its management fee that exceeds the aggregate amount of the subadvisory fees that the Advisor is required to pay to the Funds’ subadvisors. Based on their discussion, the Independent Trustees concluded that, in light of the nature, extent, and quality of the services to be provided, the proposed level of fees to be paid to Origin with respect to the assets of the Emerging Markets Fund to be allocated to Origin was supported by the services that were expected to be provided by Origin to the Emerging Markets Fund. The Independent Trustees also considered the potential “fallout” or ancillary benefits that may accrue to Origin from its relationship with the Emerging Markets Fund and concluded that they were reasonable.

The Independent Trustees considered the expected impact of the fees to be paid by the Advisor to Origin on the Emerging Markets Fund’s overall operating expenses, given the Fee Waiver Agreement. In addition, since the fees to be paid to Origin were the result of arm’s-length bargaining between unaffiliated parties, the relevance of Origin’s potential profitability was considered by the Independent Trustees in that context. The Independent Trustees also took note of the Advisor’s explanation that the recommended appointment of Origin was not affected by the impact that the appointment would have on the Advisor’s revenues and profitability, and the Independent Trustees considered that the Advisor was not realizing a direct profit from the investment advisory services that it provides to the Emerging Markets Fund as a result of the Fee Waiver Agreement. On the basis of these considerations, the Independent Trustees concluded that, in light of the nature, extent and quality of the services expected to be provided by Origin and the proposed fees to be paid to Origin by the Advisor for managing its allocated portion of the Emerging Markets Fund, the potential benefits accruing to Origin as a result of serving as a Subadvisor to the Emerging Markets Fund were reasonable in relation to the services that were expected to be provided by Origin to the Emerging Markets Fund.

(c)  Investment performance of the Emerging Markets Fund and Origin.  Because Origin was a newly proposed Subadvisor to the Emerging Markets Fund, the Independent Trustees could not consider Origin’s investment performance in managing the Emerging Markets Fund as a factor in evaluating the Origin Subadvisory Agreement. However, the Independent Trustees reviewed Origin’s historical performance record managing the investment mandate it would employ for the Emerging Markets Fund as compared to a relevant index and concluded that Origin’s historical performance record, viewed together with the other factors considered by the Independent Trustees, supported a decision to approve the Origin Subadvisory Agreement.

Conclusion.  Following consideration of the foregoing factors, it was reported that no single factor was determinative to the Independent Trustees’ decisions. Based on these factors, along with the determination of the Advisor at the conclusion of its review, selection, and due diligence process to recommend Origin be appointed as a Subadvisor to the Emerging Markets Fund, and such other matters as were deemed relevant, the Independent Trustees concluded that the proposed fee rate for Origin was supported by the services that were expected to be provided to the Emerging Markets Fund and approval of the proposed Origin Subadvisory Agreement was in the best interests of the Emerging Markets Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, determined to approve the Origin Subadvisory Agreement.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

April 3, 2019 Regular Meeting of the Board of Trustees

Mercer US Large Cap Equity Fund

Approval of New Subadvisory Agreements for the Large Cap Fund

At a regular meeting of the Board of Trustees held on April 3, 2019 (the “April Meeting”), the Advisor recommended, and the Board, including the Independent Trustees, considered and approved, the appointment of two new Subadvisors for the Large Cap Fund to replace Columbia Management Investment Advisers, LLC and HS Management Partners, LLC, two of the Subadvisors that previously managed an allocated portion of the Large Cap Fund’s portfolio. The changes to the subadvisory arrangements for the Large Cap Fund are referred to collectively herein as the “New Large Cap Fund Subadvisor Structure.”

In connection with the implementation of the New Large Cap Fund Subadvisor Structure, the Trustees, including the Independent Trustees, approved new Subadvisory Agreements between the Advisor and each of the following new Large Cap Fund Subadvisors: (1) Jennison Associates LLC (“Jennison”) and (2) Polen Capital Management, LLC (“Polen”). The Board was informed by the Advisor that the appointment of each of Jennison and Polen was based upon the Advisor’s determination that each of these firms were qualified to serve as new Subadvisors to the Large Cap Fund, based upon the Advisor’s analysis of each of the firms.

Approval of a New Subadvisory Agreement for the Large Cap Fund with Jennison Associates LLC

At the April Meeting, the Trustees, including the Independent Trustees, first considered and approved a proposed new subadvisory agreement between the Advisor and Jennison on behalf of the Large Cap Fund (the “Jennison Subadvisory Agreement”). In considering the approval of the Jennison Subadvisory Agreement, the Independent Trustees considered the information and materials from the Advisor and Jennison that included, as to Jennison and the Large Cap Fund: (i) the Jennison Subadvisory Agreement; (ii) information regarding the process by which the Advisor had reviewed, selected, and recommended Jennison for the Board’s approval, and the Advisor’s rationale for recommending that Jennison be appointed as a subadvisor to the Large Cap Fund; (iii) the nature, extent, and quality of the services that Jennison proposed to provide to the Large Cap Fund; (iv) the investment management business, portfolio management personnel, operations, prior investment experience, and reputation of Jennison; (v) Jennison’s brokerage and trading policies and practices (or summaries thereof); (vi) the level of subadvisory fees to be charged by Jennison for its services to the Large Cap Fund, and the fees charged to other accounts that Jennison manages; (vii) a summary of Jennison’s compliance program; (viii) information regarding the historical performance returns of Jennison in managing the investment mandate it would employ for the Large Cap Fund and a comparison of such performance to a relevant index; and (ix) the financial condition of Jennison. In addition, the Independent Trustees considered presentations made by, and discussions at the April Meeting with, representatives of the Advisor and the Advisor’s favorable assessment of the nature, extent and quality of the subadvisory services expected to be provided to the Large Cap Fund by Jennison.

During their review of this information, the Independent Trustees considered and analyzed factors that the Independent Trustees deemed relevant with respect to Jennison, including: the nature, extent, and quality of the services to be provided to the Large Cap Fund by Jennison; Jennison’s management style and investment decision-making process; Jennison’s historical performance record in managing the investment mandate it would employ for the Large Cap Fund; the qualifications and experience of the members of Jennison’s portfolio management team; and Jennison’s staffing levels and overall resources.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

The Independent Trustees also took into consideration the nature and extent of the oversight duties performed by the Advisor in connection with each of the Subadvisors to the Large Cap Fund, which includes extensive management and compliance due diligence with respect to the management and operations of each of the Subadvisors. Additionally, the Independent Trustees received assistance and advice from their independent legal counsel regarding legal and industry standards in connection with their duties and responsibilities when approving investment advisory agreements.

In particular, and as to Jennison, the Independent Trustees considered the following factors:

(a)  The nature, extent, and quality of the services to be provided by Jennison.  The Independent Trustees reviewed the nature, extent, and quality of the services to be provided by Jennison to the Large Cap Fund. The Independent Trustees discussed the specific investment management process that Jennison indicated that it will employ to manage its allocated portion of the Large Cap Fund’s investment portfolio (which was described in detail in the materials provided by Jennison), the qualifications of Jennison’s portfolio managers and investment management personnel with regard to implementing the investment mandate relating to the allocated portion of the Large Cap Fund’s investment portfolio that Jennison would be managing, and the performance record of Jennison as compared to a relevant index. The Independent Trustees considered Jennison’s infrastructure and resources, and whether Jennison’s organization appeared to support Jennison’s strategy adequately. The Independent Trustees also discussed the Advisor’s review, selection, and due diligence process with respect to Jennison, and the Advisor’s favorable assessment as to the nature, extent, and quality of the subadvisory services expected to be provided to the Large Cap Fund by Jennison. The Independent Trustees determined that the Large Cap Fund and its shareholders would benefit from the quality and experience of Jennison’s portfolio managers and the qualifications of its investment professionals. Based on their consideration and review of the foregoing information, the Independent Trustees concluded that the nature, extent and quality of the subadvisory services anticipated to be provided by Jennison, as well as Jennison’s ability to render such services based on Jennison’s experience, operations and resources, were appropriate for the Large Cap Fund, in light of the Large Cap Fund’s investment objective, and the mandate relating to the allocated portion of the Large Cap Fund’s investment portfolio that Jennison would manage.

(b)  Comparison of the services to be rendered and fees to be paid to Jennison under other advisory and subadvisory contracts, such as those with other clients.  The Independent Trustees discussed the services that would be rendered by Jennison and evaluated the compensation to be paid to Jennison by the Advisor for those services. The Independent Trustees noted that the services that Jennison would furnish to the Large Cap Fund appeared to be comparable to the services that Jennison currently provides to its other advisory and subadvisory clients having similar investment strategies. The Independent Trustees also considered comparisons of the fees that will be paid to Jennison by the Advisor in light of the fees that were charged by Jennison to its other advisory clients, as disclosed in Jennison’s Form ADV, Part 2A (Firm Brochure) and in its 15(c) Questionnaire responses, including commingled and separate accounts. The Independent Trustees also considered that the fees agreed to by Jennison were the result of an arm’s length bargain negotiated by unaffiliated parties and that the Advisor believes such fees are fair and reasonable.

The Independent Trustees considered the review, selection, and due diligence process employed by the Advisor, as discussed at the April Meeting, in determining to recommend Jennison to serve as a Subadvisor to the Large Cap Fund, and the Advisor’s reasons for concluding that the subadvisory fees to be paid by the Advisor to Jennison for its services to the Large Cap Fund were fair and reasonable. The Independent Trustees considered that the subadvisory fees of Jennison would indirectly be borne by the

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

Large Cap Fund and its shareholders. The Independent Trustees further considered that the proposed subadvisory fees to be charged by Jennison and the other proposed new subadvisor for the Large Cap Fund, taking into account a reallocation of assets among the Large Cap Fund’s subadvisors in connection with such appointments, were slightly lower than the subadvisory fees charged by the current subadvisors for the Large Cap Fund that are proposed to be replaced. The Independent Trustees considered that the slight cost savings would accrue to the Large Cap Fund, given the Advisor’s Fee Waiver Agreement, which is applicable to the Large Cap Fund and is effective through at least July 31, 2020, to waive any portion of its management fee that exceeds the aggregate amount of the subadvisory fees that the Advisor is required to pay to the Funds’ subadvisors. Based on their discussion, the Independent Trustees concluded that, in light of the nature, extent, and quality of the services to be provided, the proposed level of fees to be paid to Jennison with respect to the assets of the Large Cap Fund to be allocated to Jennison was supported by the services that were expected to be provided by Jennison to the Large Cap Fund. The Independent Trustees also considered the potential “fallout” or ancillary benefits that may accrue to Jennison from its relationship with the Large Cap Fund and concluded that they were reasonable.

The Independent Trustees considered the expected impact of the fees to be paid by the Advisor to Jennison and to the other proposed new subadvisor on the Large Cap Fund’s overall operating expenses, given the Fee Waiver Agreement. In addition, since the fees to be paid to Jennison were the result of arm’s-length bargaining between unaffiliated parties, the relevance of Jennison’s potential profitability was considered by the Independent Trustees in that context. The Independent Trustees also took note of the Advisor’s explanation that the recommended appointment of Jennison was not affected by the impact that the appointment would have on the Advisor’s revenues and profitability, and the Independent Trustees considered that the Advisor was not realizing a direct profit from the investment advisory services that it provides to the Large Cap Fund as a result of the Fee Waiver Agreement. On the basis of these considerations, the Independent Trustees concluded that, in light of the nature, extent and quality of the services expected to be provided by Jennison and the proposed fees to be paid to Jennison by the Advisor for managing its allocated portion of the Large Cap Fund, the potential benefits accruing to Jennison as a result of serving as a Subadvisor to the Large Cap Fund were reasonable in relation to the services that were expected to be provided by Jennison to the Large Cap Fund.

(c)  Investment performance of the Large Cap Fund and Jennison.  Because Jennison was a newly proposed Subadvisor to the Large Cap Fund, the Independent Trustees could not consider Jennison’s investment performance in managing the Large Cap Fund as a factor in evaluating the Jennison Subadvisory Agreement. However, the Independent Trustees reviewed Jennison’s historical performance record managing the investment mandate it would employ for the Large Cap Fund as compared to a relevant index and concluded that Jennison’s historical performance record, viewed together with the other factors considered by the Independent Trustees, supported a decision to approve the Jennison Subadvisory Agreement.

Conclusion.  Following consideration of the foregoing factors, it was reported that no single factor was determinative to the Independent Trustees’ decisions. Based on these factors, along with the determination of the Advisor at the conclusion of its review, selection, and due diligence process to recommend Jennison be appointed as a Subadvisor to the Large Cap Fund, and such other matters as were deemed relevant, the Independent Trustees concluded that the proposed fee rate for Jennison was supported by the services that were expected to be provided to the Large Cap Fund and approval of the proposed Jennison Subadvisory Agreement was in the best interests of the Large Cap Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, determined to approve the Jennison Subadvisory Agreement.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

Approval of a New Subadvisory Agreement for the Large Cap Fund with Polen Capital Management, LLC

At the April Meeting, the Trustees, including the Independent Trustees, also considered and approved a proposed new subadvisory agreement between the Advisor and Polen on behalf of the Large Cap Fund (the “Polen Subadvisory Agreement”). In considering the approval of the Polen Subadvisory Agreement, the Independent Trustees considered the information and materials from the Advisor and Polen that included, as to Polen and the Large Cap Fund: (i) the Polen Subadvisory Agreement; (ii) information regarding the process by which the Advisor had reviewed, selected, and recommended Polen for the Board’s approval, and the Advisor’s rationale for recommending that Polen be appointed as a subadvisor to the Large Cap Fund; (iii) the nature, extent, and quality of the services that Polen proposed to provide to the Large Cap Fund; (iv) the investment management business, portfolio management personnel, operations, prior investment experience, and reputation of Polen; (v) Polen’s brokerage and trading policies and practices; (vi) the level of subadvisory fees to be charged by Polen for its services to the Large Cap Fund, and the fees charged to other accounts that Polen manages; (vii) the compliance program applicable to Polen; (viii) information regarding the historical performance returns of Polen in managing the investment mandate it would employ for the Large Cap Fund and a comparison of such performance to a relevant index; and (ix) the financial condition of Polen. In addition, the Independent Trustees considered presentations made by, and discussions at the April Meeting with, representatives of the Advisor and the Advisor’s favorable assessment of the nature, extent and quality of the subadvisory services expected to be provided to the Large Cap Fund by Polen.

During their review of this information, the Independent Trustees considered and analyzed factors that the Independent Trustees deemed relevant with respect to Polen, including: the nature, extent, and quality of the services to be provided to the Large Cap Fund by Polen; Polen’s management style and investment decision-making process; Polen’s historical performance record in managing the investment mandate it would employ for the Large Cap Fund; the qualifications and experience of the members of Polen’s portfolio management team; and Polen’s staffing levels and overall resources. The Independent Trustees also took into consideration the nature and extent of the oversight duties performed by the Advisor in connection with each of the Subadvisors to the Large Cap Fund, which includes extensive management and compliance due diligence with respect to the management and operations of each of the Subadvisors. Additionally, the Independent Trustees received assistance and advice from their independent legal counsel regarding legal and industry standards in connection with their duties and responsibilities when approving investment advisory agreements.

In particular, and as to Polen, the Independent Trustees, considered the following factors:

(a)  The nature, extent, and quality of the services to be provided by Polen.  The Independent Trustees reviewed the nature, extent, and quality of the services to be provided by Polen to the Large Cap Fund. The Independent Trustees discussed the specific investment management process that Polen indicated that it will employ to manage its allocated portion of the Large Cap Fund’s investment portfolio (which was described in detail in the materials provided by Polen), the qualifications of Polen’s portfolio managers and investment management personnel with regard to implementing the investment mandate relating to the allocated portion of the Large Cap Fund’s investment portfolio that Polen would be managing, and the performance record of Polen as compared to a relevant index. The Independent Trustees considered Polen’s infrastructure and resources, and whether Polen’s organization appeared to support Polen’s strategy adequately. The Independent Trustees also discussed the Advisor’s review, selection, and due diligence process with respect to Polen, and the Advisor’s favorable assessment as to the nature, extent, and quality of the subadvisory services expected to be provided to the Large Cap

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

Fund by Polen. The Independent Trustees determined that the Large Cap Fund and its shareholders would benefit from the quality and experience of Polen’s portfolio managers and the qualifications of its investment professionals. Based on their consideration and review of the foregoing information, the Independent Trustees concluded that the nature, extent and quality of the subadvisory services anticipated to be provided by Polen, as well as Polen’s ability to render such services based on Polen’s experience, operations and resources, were appropriate for the Large Cap Fund, in light of the Large Cap Fund’s investment objective, and the mandate relating to the allocated portion of the Large Cap Fund’s investment portfolio that Polen would manage.

(b)  Comparison of the services to be rendered and fees to be paid to Polen under other advisory and subadvisory contracts, such as those with other clients.  The Independent Trustees discussed the services that would be rendered by Polen and evaluated the compensation to be paid to Polen by the Advisor for those services. The Independent Trustees noted that the services that Polen would furnish to the Large Cap Fund appeared to be comparable to the services that Polen currently provides to its other advisory and subadvisory clients having similar investment strategies. The Independent Trustees also considered comparisons of the fees that will be paid to Polen by the Advisor in light of the fees that were charged by Polen to its other advisory clients, as disclosed in Polen’s Form ADV, Part 2A (Firm Brochure) and in its 15(c) Questionnaire responses, including commingled and separate accounts. The Independent Trustees also considered that the fees agreed to by Polen were the result of an arm’s length bargain negotiated by unaffiliated parties and that the Advisor believes such fees are fair and reasonable.

The Independent Trustees considered the review, selection, and due diligence process employed by the Advisor, as discussed at the April Meeting, in determining to recommend Polen to serve as a Subadvisor to the Large Cap Fund, and the Advisor’s reasons for concluding that the subadvisory fees to be paid by the Advisor to Polen for its services to the Large Cap Fund were fair and reasonable. The Independent Trustees considered that the subadvisory fees of Polen would indirectly be borne by the Large Cap Fund and its shareholders. The Independent Trustees further considered that the proposed subadvisory fees to be charged by Polen and the other proposed new subadvisor for the Large Cap Fund, taking into account a reallocation of assets among the Large Cap Fund’s subadvisors in connection with such appointments, were slightly lower than the subadvisory fees charged by the current subadvisors for the Large Cap Fund that are proposed to be replaced. The Independent Trustees considered that the slight cost savings would accrue to the Large Cap Fund, given the Advisor’s Fee Waiver Agreement, which is applicable to the Large Cap Fund and is effective through at least July 31, 2020, to waive any portion of its management fee that exceeds the aggregate amount of the subadvisory fees that the Advisor is required to pay to the Funds’ subadvisors. Based on their discussion, the Independent Trustees concluded that, in light of the nature, extent, and quality of the services to be provided, the proposed level of fees to be paid to Polen with respect to the assets of the Large Cap Fund to be allocated to Polen was supported by the services that were expected to be provided by Polen to the Large Cap Fund. The Independent Trustees also considered the potential “fallout” or ancillary benefits that may accrue to Polen from its relationship with the Large Cap Fund and concluded that they were reasonable.

The Independent Trustees considered the expected impact of the fees to be paid by the Advisor to Polen and to the other proposed new subadvisor on the Large Cap Fund’s overall operating expenses, given the Fee Waiver Agreement. In addition, since the fees to be paid to Polen were the result of arm’s-length bargaining between unaffiliated parties, the relevance of Polen’s potential profitability was considered by the Independent Trustees in that context. The Independent Trustees also took note of the Advisor’s explanation that the recommended appointment of Polen was not affected by the impact that the appointment would have on the Advisor’s revenues and profitability, and the Independent Trustees considered that the Advisor was not realizing a direct profit from the investment advisory services that it provides to the Large Cap Fund as a

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

result of the Fee Waiver Agreement. On the basis of these considerations, the Independent Trustees concluded that, in light of the nature, extent and quality of the services expected to be provided by Polen and the proposed fees to be paid to Polen by the Advisor for managing its allocated portion of the Large Cap Fund, the potential benefits accruing to Polen as a result of serving as a Subadvisor to the Large Cap Fund were reasonable in relation to the services that were expected to be provided by Polen to the Large Cap Fund.

(c)  Investment performance of the Large Cap Fund and Polen.  Because Polen was a newly proposed Subadvisor to the Large Cap Fund, the Independent Trustees could not consider Polen’s investment performance in managing the Large Cap Fund as a factor in evaluating the Polen Subadvisory Agreement. However, the Independent Trustees reviewed Polen’s historical performance record managing the investment mandate it would employ for the Large Cap Fund as compared to a relevant index and concluded that Polen’s historical performance record, viewed together with the other factors considered by the Independent Trustees, supported a decision to approve the Polen Subadvisory Agreement.

Conclusion.  Following consideration of the foregoing factors, it was reported that no single factor was determinative to the Independent Trustees’ decisions. Based on these factors, along with the determination of the Advisor at the conclusion of its review, selection, and due diligence process to recommend Polen be appointed as a Subadvisor to the Large Cap Fund, and such other matters as were deemed relevant, the Independent Trustees concluded that the proposed fee rate for Polen was supported by the services that were expected to be provided to the Large Cap Fund and approval of the proposed Polen Subadvisory Agreement was in the best interests of the Large Cap Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, determined to approve the Polen Subadvisory Agreement.

Mercer US Small/Mid Cap Equity Fund

Approval of a New Subadvisory Agreement for the Small/Mid Cap Fund with River Road Asset Management, LLC

At the April Meeting, the Advisor also recommended, and the Board of Trustees, including the Independent Trustees, considered and approved, the appointment of River Road Asset Management, LLC (“River Road”) as a new Subadvisor for the Small/Mid Cap Fund to replace BNY Mellon Asset Management North America Corporation, one of the Subadvisors that previously managed an allocated portion of the Small/Mid Cap Fund’s portfolio. The changes to the subadvisory arrangements for the Small/Mid Cap Fund may be collectively referred to as the “New Small/Mid Cap Fund Subadvisor Structure.”

In connection with the implementation of the New Small/Mid Cap Fund Subadvisor Structure, the Trustees, including the Independent Trustees, approved a new Subadvisory Agreement between the Advisor and River Road (the “River Road Subadvisory Agreement”). The Board was informed by the Advisor that the appointment of River Road was based upon the Advisor’s determination that the firm was qualified to serve as a new Subadvisor to the Small/Mid Cap Fund, based upon the Advisor’s analysis of the firm.

In considering the approval of the River Road Subadvisory Agreement, the Independent Trustees considered the information and materials from the Advisor and River Road that included, as to River Road and the Small/Mid Cap Fund: (i) the River Road Subadvisory Agreement; (ii) information regarding the process by which the Advisor had reviewed, selected, and recommended River Road for the Board’s approval, and the Advisor’s rationale for recommending that River Road be appointed as a

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

subadvisor to the Small/Mid Cap Fund; (iii) the nature, extent, and quality of the services that River Road proposed to provide to the Small/Mid Cap Fund; (iv) the investment management business, portfolio management personnel, operations, prior investment experience, and reputation of River Road; (v) River Road’s brokerage and trading policies and practices; (vi) the level of subadvisory fees to be charged by River Road for its services to the Small/Mid Cap Fund, and the fees charged to other accounts that River Road manages; (vii) the compliance program applicable to River Road; (viii) information regarding the historical performance returns of River Road in managing the investment mandate it would employ for the Small/Mid Cap Fund and a comparison of such performance to a relevant index; and (ix) the financial condition of River Road. In addition, the Independent Trustees considered presentations made by, and discussions at the April Meeting with, representatives of the Advisor and the Advisor’s favorable assessment of the nature, extent and quality of the subadvisory services expected to be provided to the Small/Mid Cap Fund by River Road.

During their review of this information, the Independent Trustees considered and analyzed factors that the Independent Trustees deemed relevant with respect to River Road, including: the nature, extent, and quality of the services to be provided to the Small/Mid Cap Fund by River Road; River Road’s management style and investment decision-making process; River Road’s historical performance record in managing the investment mandate it would employ for the Small/Mid Cap Fund; the qualifications and experience of the members of River Road’s portfolio management team; and River Road’s staffing levels and overall resources. The Independent Trustees also took into consideration the nature and extent of the oversight duties performed by the Advisor in connection with each of the Subadvisors to the Small/Mid Cap Fund, which includes extensive management and compliance due diligence with respect to the management and operations of each of the Subadvisors. Additionally, the Independent Trustees received assistance and advice from their independent legal counsel regarding legal and industry standards in connection with their duties and responsibilities when approving investment advisory agreements.

In particular, and as to River Road, the Independent Trustees, considered the following factors:

(a)  The nature, extent, and quality of the services to be provided by River Road.  The Independent Trustees reviewed the nature, extent, and quality of the services to be provided by River Road to the Small/Mid Cap Fund. The Independent Trustees discussed the specific investment management process that River Road indicated that it will employ to manage its allocated portion of the Small/Mid Cap Fund’s investment portfolio (which was described in detail in the materials provided by River Road), the qualifications of River Road’s portfolio managers and investment management personnel with regard to implementing the investment mandate relating to the allocated portion of the Small/Mid Cap Fund’s investment portfolio that River Road would be managing, and the performance record of River Road as compared to a relevant index. The Independent Trustees considered River Road’s infrastructure and resources, and whether River Road’s organization appeared to support River Road’s strategy adequately. The Independent Trustees also discussed the Advisor’s review, selection, and due diligence process with respect to River Road, and the Advisor’s favorable assessment as to the nature, extent, and quality of the subadvisory services expected to be provided to the Small/Mid Cap Fund by River Road. The Independent Trustees determined that the Small/Mid Cap Fund and its shareholders would benefit from the quality and experience of River Road’s portfolio managers and the qualifications of its investment professionals. Based on their consideration and review of the foregoing information, the Independent Trustees concluded that the nature, extent and quality of the subadvisory services anticipated to be provided by River Road, as well as River Road’s ability to render such services based on River Road’s experience, operations and resources, were appropriate for the Small/Mid Cap Fund, in light of the Small/Mid Cap Fund’s investment objective, and the mandate relating to the allocated portion of the Small/Mid Cap Fund’s investment portfolio that River Road would manage.

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

(b)  Comparison of the services to be rendered and fees to be paid to River Road under other advisory and subadvisory contracts, such as those with other clients.  The Independent Trustees discussed the services that would be rendered by River Road and evaluated the compensation to be paid to River Road by the Advisor for those services. The Independent Trustees noted that the services that River Road would furnish to the Small/Mid Cap Fund appeared to be comparable to the services that River Road currently provides to its other advisory and subadvisory clients having similar investment strategies. The Independent Trustees also considered comparisons of the fees that will be paid to River Road by the Advisor in light of the fees that were charged by River Road to its other advisory clients, as disclosed in River Road’s Form ADV, Part 2A (Firm Brochure) and in its 15(c) Questionnaire responses, including commingled and separate accounts. The Independent Trustees also considered that the fees agreed to by River Road were the result of an arm’s length bargain negotiated by unaffiliated parties and that the Advisor believes such fees are fair and reasonable.

The Independent Trustees considered the review, selection, and due diligence process employed by the Advisor, as discussed at the April Meeting, in determining to recommend River Road to serve as a Subadvisor to the Small/Mid Cap Fund, and the Advisor’s reasons for concluding that the subadvisory fees to be paid by the Advisor to River Road for its services to the Small/Mid Cap Fund were fair and reasonable. The Independent Trustees considered that the subadvisory fees of River Road would indirectly be borne by the Small/Mid Cap Fund and its shareholders. The Independent Trustees further considered that the proposed subadvisory fees to be charged by River Road were lower than the subadvisory fees charged by the subadvisor for the Small/Mid Cap Fund that was proposed to be replaced. The Independent Trustees considered that these cost savings would accrue to the Small/Mid Cap Fund, given the Advisor’s Fee Waiver Agreement, which is applicable to the Small/Mid Cap Fund and is effective through at least July 31, 2020, to waive any portion of its management fee that exceeds the aggregate amount of the subadvisory fees that the Advisor is required to pay to the Funds’ subadvisors. Based on their discussion, the Independent Trustees concluded that, in light of the nature, extent, and quality of the services to be provided, the proposed level of fees to be paid to River Road with respect to the assets of the Small/Mid Cap Fund to be allocated to River Road was supported by the services that were expected to be provided by River Road to the Small/Mid Cap Fund. The Independent Trustees also considered the potential “fallout” or ancillary benefits that may accrue to River Road from its relationship with the Small/Mid Cap Fund and concluded that they were reasonable.

The Independent Trustees considered the expected impact of the fees to be paid by the Advisor to River Road on the Small/Mid Cap Fund’s overall operating expenses, given the Fee Waiver Agreement. In addition, since the fees to be paid to River Road were the result of arm’s-length bargaining between unaffiliated parties, the relevance of River Road’s potential profitability was considered by the Independent Trustees in that context. The Independent Trustees also took note of the Advisor’s explanation that the recommended appointment of River Road was not affected by the impact that the appointment would have on the Advisor’s revenues and profitability, and the Independent Trustees considered that the Advisor was not realizing a direct profit from the investment advisory services that it provides to the Small/Mid Cap Fund as a result of the Fee Waiver Agreement. On the basis of these considerations, the Independent Trustees concluded that, in light of the nature, extent and quality of the services expected to be provided by River Road and the proposed fees to be paid to River Road by the Advisor for managing its allocated portion of the Small/Mid Cap Fund, the potential benefits accruing to River Road as a result of serving as a Subadvisor to the Small/Mid Cap Fund were reasonable in relation to the services that were expected to be provided by River Road to the Small/Mid Cap Fund.

(c)  Investment performance of the Small/Mid Cap Fund and River Road.  Because River Road was a newly proposed Subadvisor to the Small/Mid Cap Fund, the Independent Trustees could not consider

Mercer Funds

Notes to the Financial Statements (Continued)

September 30, 2019 (Unaudited)

River Road’s investment performance in managing the Small/Mid Cap Fund as a factor in evaluating the River Road Subadvisory Agreement. However, the Independent Trustees reviewed River Road’s historical performance record managing the investment mandate it would employ for the Small/Mid Cap Fund as compared to a relevant index and concluded that River Road’s historical performance record, viewed together with the other factors considered by the Independent Trustees, supported a decision to approve the River Road Subadvisory Agreement.

Conclusion.  Following consideration of the foregoing factors, it was reported that no single factor was determinative to the Independent Trustees’ decisions. Based on these factors, along with the determination of the Advisor at the conclusion of its review, selection, and due diligence process to recommend River Road be appointed as a Subadvisor to the Small/Mid Cap Fund, and such other matters as were deemed relevant, the Independent Trustees concluded that the proposed fee rate for River Road was supported by the services that were expected to be provided to the Small/Mid Cap Fund and approval of the proposed River Road Subadvisory Agreement was in the best interests of the Small/Mid Cap Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, determined to approve the River Road Subadvisory Agreement.

Information Regarding the Special Meeting of Shareholders

A special meeting of shareholders of the Trust was held on October 28, 2019. At the meeting, Harrison M. Bains, Jr., Adela M. Cepeda, Gail A. Schneider, Rich Joseph and Luis Ubiñas were elected to serve on the Board until the next shareholder meeting or until their successors are duly elected and qualified or until they retire, resign, or are earlier removed. The shares were voted as indicated below:

To vote for or withhold authority in the election of	Number of Shares Voted for	Number of Shares Withheld
Harrison M. Bains, Jr.	589,522,391.13	8,396.70
Adela M. Cepeda	589,522,291.38	8,496.45
Gail A. Schneider	589,522,291.38	8,496.45
Richard Joseph	589,522,415.53	8,372.30
Luis Ubinas	589,521,708.66	9,079.17

Mercer Funds

Understanding Your Fund’s Expenses (Unaudited)

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees and ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The first line in the table for each Fund shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from April 1, 2019 through September 30, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = $8.60) and multiply the result by the number in the Operating Expenses Incurred column as shown below for your Class. The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Large Cap — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.35%	1,000.00	1,050.10	1,025.05	1.77
Hypothetical	0.35%	1,000.00	1,023.25	1,011.63	1.77

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 183/366

Small/Mid Cap — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.49%	1,000.00	1,025.70	1,012.85	2.48
Hypothetical	0.49%	1,000.00	1,022.55	1,011.28	2.48

*	Actual expenses are equal to the Class’ annualized expense ratio of 2.48%, multiplied by the average account value over the period, multiplied by 183/366

Mercer Funds

Understanding Your Fund’s Expenses (Unaudited) (Continued)

Non-US Core Equity — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.41%	1,000.00	1,029.40	1,014.70	2.08
Hypothetical	0.41%	1,000.00	1,022.95	1,011.48	2.07

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.41%, multiplied by the average account value over the period, multiplied by 183/366

Core Fixed — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.19%	1,000.00	1,057.00	1,028.50	0.98
Hypothetical	0.19%	1,000.00	1,024.05	1,012.03	0.96

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.19%, multiplied by the average account value over the period, multiplied by 183/366

Opportunistic Fixed — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.42%	1,000.00	1,029.70	1,014.85	2.13
Hypothetical	0.42%	1,000.00	1,022.90	1,011.45	2.12

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.42%, multiplied by the average account value over the period, multiplied by 183/366

Emerging Markets — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.55%	1,000.00	972.40	986.20	2.71
Hypothetical	0.55%	1,000.00	1,022.25	1,011.13	2.78

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 183/366

Mercer Funds

Understanding Your Fund’s Expenses (Unaudited) (Continued)

Global Low Volatility — Class Y-3

Hypothetical Return on $1,000

	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.31%	1,000.00	1,067.80	1,033.90	1.60
Hypothetical	0.31%	1,000.00	1,023.45	1,011.73	1.57

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.31%, multiplied by the average account value over the period, multiplied by 183/366

Mercer Funds

Trustees and Officers (Unaudited)

The following tables list the Trust’s Trustees and Officers as of the date of this report; their address and age; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in registered investment companies. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trust’s trustees, including changes subsequent to the date of the report. The SAI is available, without charge, upon request, by calling 1-866-658-9896, or on the SEC website at www.sec.gov.

Independent Trustees

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Harrison M. Bains, Jr. 99 High Street Boston, MA 02110 (76)	Trustee	Trustee since 2005	Mr. Bains is retired.	7	Mr. Bains is a director of Cara Therapeutics, Inc.; Mr. Bains was a director of BG Medicine, Inc. (2007 to 2014) and a trustee of BofA Funds Series Trust (11 portfolios) (2011 to 2016).

Adela M. Cepeda A.C. Advisory, Inc. 150 North Wacker Drive, Suite 2160 Chicago, IL 60606 (61)	Chairperson and Trustee	Chairperson since 2018; Trustee since 2005	Ms. Cepeda is Managing Director of PFM Financial Advisors LLC (a financial advisory firm) since September 2016. Ms. Cepeda was previously Founder and President of A.C. Advisory, Inc. (a financial advisory firm) 1995 - 2016.	7	Ms. Cepeda is a director or trustee of: The UBS Funds (15 portfolios); UBS Relationship Funds (11 portfolios); SMA Relationship Trust (5 portfolios); Morgan Stanley Pathway Funds (11 portfolios); BMO Financial Corp. (U.S. holding company for BMO Harris Bank N.A.); Ms. Cepeda was a director of Fort Dearborn Income Securities, Inc. (2000 to 2016).

Gail A. Schneider 99 High Street Boston, MA 02110 (70)	Trustee	Trustee Since 2009	Ms. Schneider is a self-employed consultant since 2007. Ms. Schneider was previously an Executive Vice President at JPMorgan Chase & Co.	7	None

Mercer Funds

Trustees and Officers (Unaudited) (Continued)

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Luis A. Ubiñas 99 High Street Boston MA 02110 (56)	Trustee	Trustee Since October 2019	Mr. Ubiñas is retired. Mr. Ubiñas previously served as President of Ford Foundation (a not-for profit organization) from 2008-2013 and prior to that he served as a Senior Partner for McKinsey & Company (a global consulting firm).	7	Mr. Ubiñas is a Director of: Electronic Arts, Inc., Boston Private Financial Holdings, Inc., and Tanger Factory Outlet Centers, Inc.

Interested Trustee:

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Richard S. Joseph** (54)	Trustee, President, and Chief Executive Officer	Since 2016	Mr. Joseph is Vice President and Head of the US Mercer Delegated Solutions of Mercer Investments LLC since December 2015. Prior to December 2015, he was Chief Operating Officer of Mercer Investments LLC (formerly known as Mercer Investment Management, Inc.) since 2005.	7	Mr. Joseph is a trustee of Mercer Trust Company and was a director of Mercer Investments LLC (formerly known as Mercer Investments Management, Inc.) from January 2017 - March 2019.

(1)	Each Trustee holds office for an indefinite term.

*	The “Fund Complex” consists of the Trust, which has seven portfolios.

**	Mr. Joseph is considered to be an “interested person,” as defined in the 1940 Act, of the Trust due to his relationship with the Advisor.

Mercer Funds

Trustees and Officers (Unaudited) (Continued)

Officers:

The executive officers of the Trust not named above are:

Name and Age	Position(s) Held with the Trust	Term of Office† and Length of Time Served	Principal Occupation(s) During Past 5 Years
Stephen Gouthro (51)	Vice President, Treasurer and Chief Financial Officer	Since 2018	Mr. Gouthro is a partner at Mercer and U.S. Chief Operating Officer for Mercer’s U.S. Business Solutions Group. Mr. Gouthro joined Mercer in 2018. Prior to joining Mercer, Mr. Gouthro was at Putnam Investments in various leadership roles in Operations, Technology, and Investments.

Carol Ann McMahon (47)	Vice President and Assistant Treasurer	Since 2017	Ms. McMahon is a Partner and Global COO for Wealth Global Business Solutions since 2016 and US COO in January 2017. Prior to 2016, Ms. McMahon held the position of European COO since 2006.

Jennifer La Belle Lewis (51)	Vice President and Assistant Treasurer	Since 2018	Ms. Lewis is a Principal for Mercer Investments LLC (formerly known as Mercer Investment Management). Ms. Lewis joined Mercer in August 2015 with primary responsibilities related to the treasury functions for the Mercer Funds. Before joining Mercer, Ms. Lewis was a Vice President at State Street with over 19 years working in Fund Administration.

Stan Mavromates (58)	Vice President and Chief Investment Officer	Since 2012	Mr. Mavromates is Vice President and Chief Investment Officer of Mercer Investments LLC (formerly known as Mercer Investment Management, Inc.) since 2012.

Colin Dean (42)	Vice President, Chief Legal Officer, and Secretary	Since 2017	Mr. Dean is Global Chief Counsel Investments since 2018. He has served as Senior Legal Counsel — Investments for Mercer Investments LLC (formerly known as Mercer Investment Management, Inc.)

Caroline Hulme (34)	Vice President and Assistant Secretary	Since 2017	Ms. Hulme is Senior Legal Counsel, Investments since 2018. She has served as Legal Counsel — Investments for Mercer Investments LLC (formerly known as Mercer Investment Management, Inc.) since 2014. Prior to 2014, she was an Associate in the investment management practice group of Bingham McCutchen LLP.

Alec Rapaport (48)	Vice President	Since 2019	Mr. Rapaport is a Vice President and Portfolio Manager of Mercer Investments LLC (formerly known as Mercer Investment Management, Inc.) since 2019. Prior to that, Mr. Rapaport was an independent consultant, and before that he worked at Commonfund Asset Management Company from 2000 to 2016, holding various positions, which included Team Head, Managing Director Fixed Income & Commodities.

Larry Vasquez (52)	Vice President	Since 2012	Mr. Vasquez is a Vice President and Portfolio Manager of Mercer Investments LLC (formerly known as Mercer Investment Management, Inc.) since 2012.

Mercer Funds

Trustees and Officers (Unaudited) (Continued)

Name and Age	Position(s) Held with the Trust	Term of Office† and Length of Time Served	Principal Occupation(s) During Past 5 Years
Jennifer Mortimer (48)	Chief Compliance Officer	Since 2019	Ms. Mortimer is the Chief Compliance Officer of Mercer Investments LLC (formerly known as Mercer Investment Management, Inc.) since July 2019. She has served as US Compliance Leader, Investments since January 2017. Ms. Mortimer served as Chief Compliance Officer for Century Capital Management LLC and Century Funds (June 2014 - January 2017).

†	Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.

Shares of Mercer Funds are distributed by MGI Funds Distributors, Inc.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mercer Funds

By (Signature and Title)	/S/ Richard Joseph
Richard Joseph President and Chief Executive Officer (Principal Executive Officer)

Date November 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/S/ Richard Joseph
Richard Joseph President and Chief Executive Officer (Principal Executive Officer)

Date November 19, 2019

By (Signature and Title)	/S/ Stephen Gouthro
Stephen Gouthro Vice President, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date November 19, 2019